    As filed with the Securities and Exchange Commission on April 30, 2002


                                                     Registration No. 333-72596
                                                      Registration No. 811-4235


================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM S-6
                            REGISTRATION STATEMENT
                                     UNDER
                        THE SECURITIES ACT OF 1933 [X]
                             OF SECURITIES OF UNIT
                  INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                               -----------------


                        POST-EFFECTIVE AMENDMENT NO. 2


                               -----------------

                        MONY AMERICA VARIABLE ACCOUNT L
                             (Exact Name of Trust)

                    MONY LIFE INSURANCE COMPANY OF AMERICA
                              (Name of Depositor)

                                 1740 Broadway
                           New York, New York 10019
                    (Address of Principal Executive Office)

                            Haroula K. Ballas, Esq.
                              Counsel, Operations
                          MONY Life Insurance Company
                                 1740 Broadway
                           New York, New York 10019
                    (Name and Address of Agent for Service)

                               -----------------

   Approximate date of proposed public offering: It is proposed that this filing will become effective:
   (check appropriate box)
      [_] immediately upon filing pursuant to paragraph (b) of Rule 485

      [X]  on May 1, 2002 pursuant to paragraph (b) of Rule 485

      [_] 60 days after filing pursuant to paragraph (a)(l) of Rule 485

      [_] on            pursuant to paragraph (a)(l) of rule 485

      [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
      [_] on         pursuant to paragraph (a)(2) of Rule 485

   If appropriate, check the following box:
      [_]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

   TITLE OF SECURITIES BEING REGISTERED: Flexible Premium Variable Universal Life Insurance Policies



================================================================================

                        MONY AMERICA VARIABLE ACCOUNT L
                                  PROSPECTUS
                           DATED MAY 1, 2002 FOR THE
                   VARIABLE UNIVERSAL LIFE INSURANCE POLICY
                                   Issued by
                    MONY Life Insurance Company of America
                                 1740 Broadway
                           New York, New York 10019

This prospectus describes an individual flexible premium variable life insurance policy offered by MONY Life Insurance Company of America ("we," "us," "our," or the "Company"). The Policy provides life insurance protection and premium flexibility.

We offer two death benefit options under the Policy. We guarantee that your death benefit will never be less than the amount specified in your Policy adjusted by any requested increases or decreases in your insurance protection, and less any debt you owe us.

Investments (premium payments) may accumulate on a variable basis, fixed basis, or both. If you choose the variable option, we will invest your premium payments in your choice of subaccounts of our variable account. Each subaccount invests in shares of the following portfolios:


The Alger American Fund                      Lord Abbett Series Fund
  [_]Alger American Balanced Portfolio         [_]Bond-Debenture Portfolio
  [_]Alger American MidCap Growth Portfolio    [_]Growth and Income Portfolio
Enterprise Accumulation Trust                  [_]Mid-Cap Value Portfolio
  [_]Equity Income Portfolio                 MFS Variable Insurance Trust
  [_]Global Socially Responsive Portfolio      [_]MFS Mid Cap Growth Series
  [_]Growth Portfolio                          [_]MFS New Discovery Series
  [_]Growth and Income Portfolio               [_]MFS Total Return Series
  [_]Managed Portfolio                         [_]MFS Utilities Series
  [_]Multi-Cap Growth Portfolio              MONY Series Fund, Inc.
  [_]Small Company Growth Portfolio            [_]Government Series Portfolio
  [_]Small Company Value Portfolio             [_]Long Term Bond Portfolio
  [_]Total Return Portfolio                    [_]Money Market Portfolio
INVESCO Variable Series Funds, Inc.          PIMCO Variable Insurance Trust
  [_]INVESCO VIF -- Financial Services Fund    [_]Global Bond Portfolio
  [_]INVESCO VIF -- Health Sciences Fund       [_]Real Return Portfolio
  [_]INVESCO VIF -- Telecommunications Fund    [_]StocksPLUS Growth and Income Portfolio
Janus Aspen Series                           The Universal Institutional Funds, Inc.
  [_]Capital Appreciation Portfolio            [_]Emerging Markets Equity Portfolio
  [_]Flexible Income Portfolio                 [_]Global Value Equity Portfolio
  [_]International Growth Portfolio            [_]U. S. Real Estate Portfolio

You bear the investment risk if you allocate your premium payments to the variable account.

If you choose the fixed option, we will invest your premium payments in the guaranteed interest account where your payments will grow at the rate of at least 4.5% annually. We take the investment risk of premium payments allocated to the guaranteed interest account.

The amount of life insurance may, and your Policy's value will, depend on the investment experience of the options you choose.

If you already own a life insurance policy, it might not be to your advantage to replace your existing insurance coverage with this Policy.

An investment in this Policy is not a bank deposit. Neither the U.S. government nor any governmental agency insures or guarantees your investment in the Policy.

The Securities and Exchange Commission has not approved or disapproved this Policy or determined that this prospectus is accurate or complete. Anyone who tells you otherwise is committing a federal crime.

                               TABLE OF CONTENTS


           Definitions...........................................  1
           Policy Summary........................................  2
              The Policy in General..............................  2
              Premiums...........................................  2
              Allocation of Premiums.............................  2
              Fund Value.........................................  3
              Charges and Deductions.............................  4
              Portfolio Expense Table............................  5
              Cash Benefits......................................  7
              Death Benefit......................................  7
           Risk Summary..........................................  7
              Poor Fund Performance..............................  7
              Adverse Tax Consequences...........................  8
              Policy Termination.................................  8
              Partial Surrender Limitations......................  8
              Effects of Policy Loans............................  8
              Policy Only Is Suited For Long-Term Investment.....  8
           MONY Life Insurance Company of America................  8
           MONY America Variable Account L.......................  9
              Changes to the Variable Account....................  9
           The Portfolios........................................  9
              Your Right to Vote Portfolio Shares................ 14
              Disregard of Voting Instructions................... 15
           The Guaranteed Interest Account....................... 15
           Charges and Deductions................................ 16
              Deductions from Premium Payments................... 17
              Deductions From The Variable Account............... 17
              Deductions from Fund Value - The Monthly Deduction. 17
              Transaction Charges................................ 19
           The Policy............................................ 20
              Applying for a Policy.............................. 20
              Temporary Insurance Coverage....................... 20
              Backdating......................................... 21
              Owner.............................................. 21
              Beneficiary........................................ 21
              Canceling the Policy............................... 21
           Premiums.............................................. 22
              General............................................ 22
              Initial Premium.................................... 22
              Tax-Free "Section 1035" Exchanges.................. 22
              Scheduled Premiums................................. 22
              Electronic Payments................................ 23
              Unscheduled Premiums............................... 23
              Repayment of Outstanding Debt...................... 23
              Allocating Premiums................................ 23
           How Your Fund Value Varies............................ 24
              Fund Value......................................... 24
              Cash Value......................................... 24
              Subaccount Values.................................. 24
              Subaccount Unit Value.............................. 24
              Guaranteed Interest Account Value.................. 25

 Transfers................................................................ 25
    Transfers by Third Parties............................................ 25
 Death Benefits........................................................... 26
    Amount of Death Benefit Proceeds Payable.............................. 26
    Death Benefit Options................................................. 26
    Changing Death Benefit Options........................................ 27
    Changing the Specified Amount......................................... 28
    Increases............................................................. 28
    Decreases............................................................. 29
 Other Optional Insurance Benefits........................................ 29
    Guaranteed Death Benefit to Age 100 Rider............................. 29
    Maturity Extension Rider.............................................. 30
    Enhanced Maturity Extension Rider..................................... 30
    Additional Term Life Insurance Rider.................................. 30
    Spouse's Yearly Renewable Term Rider.................................. 30
    Children's Term Life Insurance Rider.................................. 30
    Accidental Death and Dismemberment Rider.............................. 30
    Purchase Option Rider................................................. 30
    Waiver of Monthly Deduction Rider..................................... 30
    Waiver of Specified Premiums Rider.................................... 31
    Term Life Term Rider.................................................. 31
 Benefits at Maturity..................................................... 31
 Surrenders and Partial Surrenders........................................ 31
    Surrenders............................................................ 31
    Partial Surrenders.................................................... 31
    Effect of Partial Surrenders on Fund Value and Death Benefit Proceeds. 32
 Loans.................................................................... 32
    Effects of Policy Loans............................................... 33
 Termination.............................................................. 33
    General............................................................... 33
    Special Rules for First Three Policy Years............................ 34
    Amounts You Must Pay to Keep Your Policy.............................. 34
    Your Policy Will Remain In Effect During The Grace Period............. 34
    For Policies with Guaranteed Death Benefit to Age 100 Rider........... 35
    Reinstatement......................................................... 35
 Payments and Telephone Transactions...................................... 35
    Telephone Transactions................................................ 36
 Tax Considerations....................................................... 37
    Modified Endowment Contracts.......................................... 37
    Policies Which are not Modified Endowment Contracts................... 38
    Charge for Company Income Taxes....................................... 38
 Other Policy Information................................................. 39
    Exchange Privilege.................................................... 39
    Settlement Options.................................................... 39
    Assignment............................................................ 40
    Dividends............................................................. 40
    Incontestability...................................................... 40
    Suicide Exclusion..................................................... 40
    Misstatement of Age or Sex............................................ 40
    Other Changes To Your Policy.......................................... 41
    Reports............................................................... 41
    Legal Proceedings..................................................... 41

                    Additional Information..............  42
                       Sale of the Policies.............  42
                       Legal Matters....................  43
                       Experts..........................  43
                       Executive Officers and Directors.  43
                       Other Information................  44
                    Policy Illustrations................  44
                    Performance Information.............  44
                    Appendix A.......................... A-1
                    Appendix B.......................... B-1




This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.

                                  DEFINITIONS

For your convenience, we are providing a glossary of the special terms we use in this prospectus.

Administrative Office -- our office at 1740 Broadway, New York, New York 10019.

Beneficiary -- the person or entity you designate to receive the death benefit payable at the death of the Insured.


Business Day -- is any day the New York Stock Exchange is open for regular trading or on any other day there is enough trading to change the Unit value of the Subaccount. Our Business Day ends at 4:00 pm Eastern time.


Cash Value -- the Cash Value of the Policy less any surrender charge and any Outstanding Debt.

Fund -- any open-end management investment company in which the Variable Account invests.

Fund Value -- the total amount under the Policy in each Subaccount, the Guaranteed Interest Account, and the Loan Account.

General Account -- assets of the Company other than those allocate to the Variable Account or any of our other separate accounts.

Guaranteed Interest Account -- is a fixed account that is part of our General Account.

Insured -- the person on whose life we base this Policy.

Loan Account -- an account to which we transfer amounts from the Subaccounts of the Variable Account and the Guaranteed Interest Account to use as collateral for any Policy loan that you request. We will credit interest to the Loan Account at a rate not less than 4.5%. The Loan Account is part of the Company's General Account.

Maturity Age -- the policy anniversary following the Insured's 100th birthday. The maturity date is the date the Policy reaches the Maturity Age.

Monthly Anniversary Day -- the first Business Day of each policy month.

Monthly Deduction -- a deduction we take on each Monthly Anniversary Day that consists of the cost of insurance charge, any additional benefit charges, an administrative charge, and a Per $1,000 Specified Amount charge.

Outstanding Debt -- the unpaid balance of any loan which you request on the Policy. The unpaid balance includes accrued loan interest which is due and has not been paid by you.

Owner -- the owner of the Policy. "You" or "your" refers to the Owner.

Policy -- the Policy with any attached application(s), any riders, and any endorsements.

Policy Date -- the date we authorize the Policy to be delivered to you (we call this the "policy release date") or, if later, the date as you requested your Policy to become effective. We measure policy years and anniversaries from the Policy Date. The Policy Date is shown in your Policy. If the Policy Date is the 29th, 30th, or 31st of a month, there will be some calendar months when there is no such date. For those months, the policy month will start on the last day of the calendar month.

Specified Amount -- the minimum death benefit for as long as the Policy remains in effect.

Subaccount -- a subdivision of the Variable Account that invests exclusively in share of a Fund.

Unit -- the measure of value in a Subaccount.

Variable Account -- MONY America Variable Account L, a segregated asset account of the Company into which you allocate premiums and transfer Fund Value.

                                POLICY SUMMARY

This summary provides you with a brief overview of the more important features of your Policy. It is not intended to be complete. More detailed information about the Policy appears later in the prospectus. Please read the rest of this prospectus carefully.

THE POLICY IN GENERAL

.. This Policy is an individual flexible premium variable life insurance policy.
  Its primary purpose is to protect your Beneficiaries against the economic loss due to the death of the Insured. We sell the Policies through broker-dealers and pay these broker-dealers a commission for selling the Policies. See "Sales of the Policies."

.. We designed the Policy to be long-term in nature so that we may provide significant life insurance benefits to you. However, there are certain risks involved with purchasing this Policy. See "Risk Summary." You should consider the Policy in conjunction with other insurance you own. This Policy is not appropriate as a short-term savings plan.


.. You may cancel a Policy during the "Right to Return Policy" period by returning it to us at our Administrative Office. See "Cancelling the Policy."


.. A few of the Policy features listed below may not be suitable for your particular situation. If you are already entitled to favorable tax treatment, you should satisfy yourself that this Policy meets your other financial goals before you buy it. Please consult your agent and refer to your Policy for details.

PREMIUMS

.. To purchase the Policy and to keep it in force, you must make payments to us called premiums.

.. You must pay the Minimum Monthly Premium shown in your Policy to put your Policy into effect. After that, you determine a schedule for making premium payments within the guidelines we set, and you may pay your premium according to that schedule. We will show you the amount of each of these scheduled premium payment in your Policy. See "Premiums."

.. Premium amounts depend on the Insured's age, gender (where appropriate), risk class, optional benefits and Specified Amount (i.e., the amount of insurance) selected. See "Premiums."

.. You may make additional premium payments within limits. Federal tax law limits the amount of premium payments you may make relative to the amount of your Policy's insurance coverage. We will not accept a premium that would violate these limits. Also, we may not accept a premium if it would increase our risk exposure and you have not provided us with sufficient evidence that the Insured meets our requirements for issuing insurance. See "Premiums."

.. Under certain circumstances, you may have to pay extra premiums to prevent termination. See "Termination."

ALLOCATION OF PREMIUMS

.. You may allocate your net premiums (your premium payment less the deductions we make) among the Subaccounts and the Guaranteed Interest Account. Be careful. The value of your Policy and your Death

  Benefit (under one of the Death Benefit Options) depend on the investment choices you make. You bear the investment risk of amounts allocated to the Subaccounts. If the Subaccounts in which you have invested go up in value, so will the value of your Policy, but if the Subaccounts in which you have invested go down in value, so will the value of your Policy go down.

.. Until the date we approve your application or the policy release date, we will place your initial premium payment in our General Account. Amounts in the General Account earn interest at not less than 4.5% per year. Your premium will remain in our General Account until the end of the Right to Return Policy period. After that, we will transfer amounts from the General Account to the Subaccounts and/or to the Guarantee Interest Account according to the allocations you specified in the application.

.. The Subaccounts invest in portfolios of the following Funds:


            The Alger American Fund       Lord Abbett Series Fund
            [_]Alger American             [_]Bond Debenture
               Balanced Portfolio            Portfolio
            [_]Alger American MidCap      [_]Growth and Income
               Growth Portfolio              Portfolio
            Enterprise Accumulation
              Trust                       [_]Mid-Cap Value Portfolio
            [_]Equity Income Portfolio    MFS Variable Insurance
                                            Trust
            [_]Global Socially            [_]MFS Mid Cap Growth
               Responsive Portfolio          Series
            [_]Growth Portfolio           [_]MFS New Discovery
                                             Series
            [_]Growth and Income
               Portfolio                  [_]MFS Total Return Series
            [_]Managed Portfolio          [_]MFS Utilities Series
            [_]Multi-Cap Growth           MONY Series Fund, Inc.
               Portfolio
            [_]Small Company Growth       [_]Government Series
               Portfolio                     Portfolio
            [_]Small Company Value        [_]Long Term Bond
               Portfolio                     Portfolio
            [_]Total Return Portfolio     [_]Money Market Portfolio
            INVESCO Variable
              Investment Funds, Inc.      PBHGInsurance Series Fund
            [_]INVESCO
               VIF -- Financial
               Services Fund              [_]Mid-Cap Value Portfolio
            [_]INVESCO VIF -- Health
               Sciences Fund              [_]Select Value Portfolio
              [_] INVESCO                 PIMCO Variable Insurance
               VIF -- Telecommunications    Trust
               Fund
            JanusAspen Series             [_]Global Bond Portfolio
            [_]Capital Appreciation
               Portfolio                  [_]Real Return Portfolio
            [_]Flexible Income            [_]StocksPLUS Growth and
               Portfolio                     Income Portfolio
            [_]International Growth       The Universal
               Portfolio                    Institutional Funds,
                                            Inc.
                                          [_]Emerging Markets
                                             Equity Portfolio
                                          [_]Global Value Equity
                                             Portfolio
                                          [_]U. S. Real Estate
                                             Portfolio


Not all of these portfolios may be available to you.

.. Amounts you allocate to the Guaranteed Interest Account earn interest at an annual rate of at least 4.5%. We may declare higher rates of interest although we are not obligated to do so.


FUND VALUE


.. Fund Value is the value of your Policy.

.. Fund Value equals the total amount in each Subaccount, the Guaranteed
  Interest Account, and the Loan Account.

.. Fund Value serves as the starting point for calculating certain values in your Policy, such as the proceeds you receive on surrender. Fund Value varies from day to day to reflect the investment experience of the Subaccounts, charges we deduct and other Policy transactions (such as loans, transfers, and partial surrenders). See "How Your Fund Value Varies."


.. You can transfer Fund Value among the Subaccounts and between the Subaccounts and the Guaranteed Interest Account (subject to certain restrictions). Although we currently do not assess this charge, we may assess a $25 transfer charge. See "Transfers" for rules and limits.

.. There is no guaranteed Fund Value. Your Policy will terminate if the Cash
  Value is too low to cover the Monthly Deduction (i.e., the cost of insurance, an administrative charge, a per $1,000 Specified Amount charge, and the cost of additional benefits) and the grace period expires without sufficient payment.

CHARGES AND DEDUCTIONS

.. Sales Charge -- We deduct a sales charge from each premium you pay. The amount of charge varies based on the Specified Amount plus term life insurance in effect, and we deduct the charge as a percentage of the premium you pay. The maximum sales charge is 4% in policy years 1-10, and 1% in policy years 11 and later.


.. Tax Charge -- We deduct a tax charge of 2.25% for state and local taxes and 1.25% for federal taxes from each premium.



.. Deductions from the Variable Account -- We deduct mortality and expense risk charge at a maximum effective annual rate of .35% from assets in each Subaccount.


.. Monthly Deduction -- Each month, we deduct:


  1.a cost of insurance charge for the Policy (varies by issue age, gender, risk class, and Policy duration); the maximum charge is $83.33 per $1,000 of amount at risk. This is for a male standard class, nonsmoker at attained age 99.



  2.an administrative charge of $5.00;



  3.Per $1,000 of Specified Amount charge (varies by issue age, gender, risk class and Specified Amount) -- the maximum charge is $.28 Per $1,000 Specified Amount for Insureds age 85 at issue; and





  4.a Enhanced Maturity Extension Rider charge (if you elected this benefit) of $0.01 Per $1,000 Specified Amount plus any Additional Term Insurance Rider amount per month during the term of the Enhanced Maturity Extension Rider but not beyond the original maturity date; and



  5.charges for any other optional riders.


.. Surrender Charge -- We may assess a surrender charge against the Fund Value of the Policy if you surrender your Policy during the first 15 policy years since issue (or since the last increase in Specified Amount). The maximum surrender charge is based on a factor per $1,000 of Specified Amount and grades from 80% to zero over 15 policy years based on a schedule. Please note: the surrender charge may be significant, particularly if you surrender your policy in the early policy years.
.. Partial Surrender Fee -- We charge $10 for each partial surrender.


.. Transfer Fee -- We reserve the right to assess a $25 charge on each transfer over the 12th in a policy year.



.. Portfolio Expenses -- You indirectly bear the annual operating expense of the portfolio in which the Subaccounts invest. These may include investment management fees, 12b-1 fees, service fees, and other expenses. These charges
  vary by portfolio and during 2001, ranged from     % to     % of each
  portfolio's average net assets. See "Portfolio Expense Table".

PORTFOLIO EXPENSE TABLE

The following table shows the fees and expenses charged by the portfolios in which the Subaccounts invest. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear indirectly by investing in the Subaccounts. The table reflects the actual charges and expenses for each portfolio for the fiscal year ended December 31, 2001, except as stated in the footnotes. Expenses of the portfolios may be higher or lower in future years than the figures stated below. For more information on the fees and expenses described in this table, see the prospectuses for the portfolios which accompany this prospectus.




Pro Forma Annual Expenses for the Year Ended December 31, 2001 (as a percentage of average net assets)



                                                                                  Distribution and
                                                Management Fees Other Expenses  Service (12b-1) Fees* Total Expenses
                                                (After Waivers/ (After Waivers/    (After Waivers/    (After Waivers/
               Name of Portfolio                Reimbursements) Reimbursements)    Reimbursements)    Reimbursements)
               -----------------                --------------- ---------------    ---------------    ---------------

The Alger American Fund
 [_] Alger American Balanced Portfolio               0.75%            N/A                N/A               0.75%
 [_] Alger American MidCap Growth
   Portfolio                                         0.80%            N/A                N/A               0.80%
Enterprise Accumulation Trust/(1)/
 [_] Equity Income Portfolio                         0.75%           0.13%               N/A               0.88%
 [_] Global Socially Responsive Portfolio/(10)/      1.00%           0.40%               N/A               1.40%
 [_] Growth Portfolio                                0.75%           0.09%               N/A               0.84%
 [_] Growth and Income Portfolio                     0.75%           0.10%               N/A               0.85%
 [_] Managed Portfolio                               0.75%           0.09%               N/A               0.84%
 [_] Multi-Cap Growth Portfolio                      1.00%           0.10%               N/A               1.10%
 [_] Small Company Growth Portfolio                  1.00%           0.10%               N/A               1.10%
 [_] Small Company Value Portfolio                   0.80%           0.10%               N/A               0.90%
 [_] Total Return Portfolio/(10)/                    0.55%           0.10%               N/A               0.65%
INVESCO Variable Funds, Inc.
 [_] INVESCO VIF - Financial Services
   Fund                                              0.75%           0.32%               N/A               1.07%
 [_] INVESCO VIF - Health Sciences Fund              0.75%           0.31%               N/A               1.06%
 [_] INVESCO VIF - Telecommunications
   Fund                                              0.75%           0.34%               N/A               1.09%
Janus Aspen Series - Service Shares
 [_] Capital Appreciation Portfolio                  0.65%           0.01%              0.25%              0.91%
 [_] Flexible Income Portfolio                       0.64%           0.02%              0.25%              0.91%
 [_] International Growth Portfolio                  0.65%           0.06%              0.25%              0.96%
Lord Abbett Series Fund/(2)/ - Class VC
 [_] Bond-Debenture Portfolio                        0.50%           0.35%               N/A               0.85%
 [_] Growth and Income Portfolio/(3)/                0.50%           0.47%               N/A               0.97%
 [_] Mid-Cap Value Portfolio/(3)/                    0.75%           0.35%               N/A               1.10%
MFS(R) Variable Insurance
  Trust/SM(4)/ - Initial Class
 [_] MFS Mid Cap Growth Series/(5)/                  0.75%           0.15%               N/A               0.90%
 [_] MFS New Discovery Series/(5)/                   0.90%           0.16%               N/A               1.06%
 [_] MFS Total Return Series                         0.75%           0.14%               N/A               0.89%
 [_] MFS Utilities Series                            0.75%           0.18%               N/A               0.93%
MONY Series Fund, Inc.
 [_] Government Series Portfolio                     0.50%           0.12%               N/A               0.62%
 [_] Long Term Bond Portfolio                        0.50%           0.12%               N/A               0.62%
 [_] Money Market Portfolio/(6)/                     0.40%           0.10%               N/A               0.50%

                                                                               Distribution and
                                             Management Fees Other Expenses  Service (12b-1) Fees* Total Expenses
                                             (After Waivers/ (After Waivers/    (After Waivers/    (After Waivers/
             Name of Portfolio               Reimbursements) Reimbursements)    Reimbursements)    Reimbursements)
             -----------------               --------------- ---------------    ---------------    ---------------
PBHG Insurance Series Fund/(7)/
 [_] PBHG Mid-Cap Value Portfolio                 0.00%           1.20%               N/A               1.20%
 [_] PBHG Select Value Portfolio                  0.65%           0.21%               N/A               0.86%
PIMCO Variable Insurance
  Trust/(8)/ - Administrative Class
 [_] Global Bond Portfolio                        0.25%           0.65%               N/A               0.90%
 [_] Real Return Portfolio                        0.25%           0.41%               N/A               0.66%
 [_] StocksPLUS Growth and Income Portfolio       0.40%           0.27%               N/A               0.67%
The Universal Institutional Funds, Inc./(9)/
 [_] Emerging Markets Equity Portfolio            0.98%           0.87%               N/A               1.85%
 [_] Global Value Equity Portfolio                0.67%           0.48%               N/A               1.15%
 [_] U. S. Real Estate Portfolio                  0.75%           0.35%               N/A               1.10%

----------

* MONY Securities Corporation, the principal underwriter for the contracts, will receive 12b-1 fees deducted from certain portfolio assets attributable to the contracts for providing distribution shareholder services to those portfolios.




/(1)/Enterprise Capital Management, Inc. has contractually agreed to limit the portfolios' expenses through May 1, 2003, to the following expense ratios:
     Equity Income--1.05%; Global Socially Responsive--1.30%; Growth--1.15%; Growth and Income--1.05%; Managed--1.05%; Multi-Cap Growth--1.40%; Small Company Growth--1.40%; Small Company Value--1.30%; and Total Return--0.65%.


/(2)/The Mid-Cap Value, Growth and Income, and Bond-Debenture Portfolios have each established non 12b-1 service fee agreements which are reflected under "Other Expenses".


/(3)/The information in the chart above relating to Mid-Cap Value and Bond-Debenture Portfolios has been restated to reflect the fees and expenses that will be applicable during 2002. For the year 2001, Lord Abbett & Co. (Lord Abbett), voluntarily waived a portion of its management fees for the Mid-Cap Value portfolio and subsidized a portion of the Mid-Cap Value and Bond-Debenture Portfolios' expenses to the extent necessary to maintain the "Other Expenses" for the Mid-Cap Value and Bond-Debenture Portfolios at an aggregate of 0.35% each Portfolio's average daily net assets. Absent any waivers and reimbursements the total annual gross expenses for the Mid-Cap Value Portfolio would have been 1.20% for the year 2001. Absent any reimbursements the total annual gross expenses for the Bond-Debenture Portfolio would have been 0.33% on an unannualized basis for the period December 3, 2001 (commencement of operations) through December 31, 2001. For the year 2002, Lord Abbett does not intend to waive its management fees for the Mid-Cap Value Portfolio but has contractually agreed to continue to reimburse a portion of the Mid-Cap Value and Bond-Debenture Portfolios' expenses to the extent necessary to maintain the "Other Expenses" for the Mid-Cap Value and Bond-Debenture Portfolios at an aggregate of 0.35% each Portfolio's average daily net assets.


/(4)/Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.


/(5)/MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for both Mid Cap Growth and New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series. Had these fee reductions not been taken into account, "Other Expenses" would be higher for certain series and would equal 0.20% for Mid Cap Growth Series and 0.19% for New Discovery Series; "Total Expenses" would be higher for certain series and would equal: 0.95% for Mid Cap Growth Series; and 1.09% for New Discovery Series.


/(6)/MONY Life Insurance Company of America has contractually agreed to limit expenses on this portfolio through April 30, 2003. Without the contractual limitation, the total expense would have been 0.51%.


/(7)/For the fiscal year ended December 31, 2001, Pilgrim Baxter has contractually agreed to waive that portion, if any, of the annual management fees payable by the portfolios and to pay certain expenses of the portfolios to the extent necessary to ensure that the total annual portfolio operating expenses do not exceed 1.20% and 1.00% for the Mid-Cap Value Portfolio and the Select Value Portfolio, respectively. Without these contractual expense waivers, "Other Expenses" and "Total Expenses" for the Mid-Cap Value Portfolio would have been 1.55% and 2.40%, respectively. Pilgrim Baxter has agreed to maintain this expense limitation agreement until December 31, 2002. In any fiscal year in which the portfolios' total assets are greater than $75 million and its total annual portfolio operating expenses are less than 1.20% and 1.00% for the Mid-Cap Value Portfolio and the Select Value Portfolio, respectively, the portfolios' board of trustees may elect to reimburse Pilgrim Baxter for any fees it waived or expenses it reimbursed on the portfolios' behalf during the previous two fiscal years.


/(8)/PIMCO has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and trustees' fees, 0.65% of average daily net assets for the Real Return and StocksPLUS Growth and Income Portfolios and 0.90% of average daily net assets for the Global Bond Portfolio. Under the Expense Reimbursement Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. Without these expense limitations actual "Other Expenses" would have been 0.42% for the Real Return Portfolio, 0.27% for the StocksPlus Portfolio and 0.77% for the Global Bond Portfolio and "Total Expenses" would have been 0.67% for the Real Return Portfolio, 0.67% for the StocksPlus Portfolio and 1.02% for the Global Bond Portfolio. Ratio of net expenses to average net assets excluding interest expense is 0.65% for the Real Return and the StocksPlus Growth and Income Portfolios and 0.90% for the Global Bond Portfolio.


/(9)/The Adviser has voluntarily agreed to reduce its management fee and/or reimburse the portfolios to the amounts shown. Without these reimbursements and/or fee waivers the total expenses would have been 2.12%, 1.28% and 1.15% for the Emerging Markets Equity Portfolio, Global Value Equity Portfolio, U.S. Real Estate Portfolio, respectively. "Other Expenses" would have been 0.55%, 0.48% and 0.35% for the Emerging Markets Equity Portfolio, Global Value Equity Portfolio, U.S. Real Estate Portfolio, respectively. Fee waivers and/or expense reimbursements are voluntary and the advisor reserves the right to terminate any waiver and/or reimbursement at any time without notice.


/(10)/The Global Socially Responsive and Total Return Portfolios were not in operation on December 31, 2001. These are estimates of annual expenses.

The expense information regarding the Funds was provided by those Funds. We have not independently verified this information. We cannot guarantee that the reimbursements and fee waivers provided by certain of the Funds will continue.

CASH BENEFITS

.. You may borrow against your Policy for up to 90% of your Policy's Cash Value.
  If you do, we will transfer an amount equal to the loan from the Subaccounts and the Guaranteed Interest Account to the Loan Account as collateral for the loan. We charge interest on the loan, and we credit interest on amounts in the Loan Account. We deduct Outstanding Debt (i.e., the amount of your loan plus interest due) from Death Benefit proceeds and from the amount you receive at surrender. A loan may have tax consequences.

.. You may request a partial surrender at any time before the maturity date.
  Partial surrenders must be for at least $500. We will assess a partial surrender fee of $10 against your remaining Fund Value. A partial surrender may decrease the Specified Amount and may decrease your Death Benefit. Also, a partial surrender may have tax consequences.

.. While the Insured is alive, you can surrender your Policy at any time for its Cash Value. A surrender charge may apply. A surrender may have tax consequences.


.. If the Insured is alive on the maturity date, we will pay the Cash Value to the Owner unless you elected to defer the maturity date under the provisions of the Maturity Extension Rider or the Enhanced Maturity Extension Rider.


.. You decide how we pay proceeds under the Policy. We may pay the Cash Value and the Death Benefit proceeds as a lump sum or under one of our settlement options.

DEATH BENEFIT

.. The Death Benefit is the benefit we pay when the Insured dies.


.. We offer two Death Benefit options. Under Option 1, the Death Benefit equals the greater of: (a) the Specified Amount in force on the date of death; or
  (b) the Fund Value on the date of death multiplied by a death benefit percentage. Under Option 2, the Death Benefit equals the greater of: (a) the Specified Amount in force on the date of death plus Fund Value on the date of death; or (b) the Fund Value on the date of death multiplied by a death benefit percentage.


.. You may change the Specified Amount and the Death Benefit Option that you selected.

.. During the grace period, your Policy (including the Death Benefit) will remain in effect subject to certain conditions. See "Termination."

                                 RISK SUMMARY

POOR FUND PERFORMANCE

The value of your Policy is tied to the investment performance of the Fund portfolios and allocation percentages you choose. If those portfolios perform poorly, the value of your Policy will decrease. Values allocated to the portfolios are not guaranteed. Because we continue to deduct charges from Fund Value, if investment results are too low, the Cash Value of your Policy may fall to zero. In that case, the Policy will terminate without value and insurance coverage will no longer be in effect, unless you make an additional payment sufficient to prevent a termination during the 61-day grace period. On the other hand, if investment experience is sufficiently favorable and you have kept the Policy in force for a substantial time, you may be able to draw upon Fund Value, through partial surrenders and Policy loans.

ADVERSE TAX CONSEQUENCES

There is a possibility that your Policy could be treated as a modified endowment contract (MEC) under federal tax laws. If this occurs, partial or full surrenders, as well as Policy loans, could incur taxes and tax penalties. In addition, if the Policy is not treated as a life insurance contract under federal tax laws, you will lose some or all of the potential tax advantages of purchasing and owning the Policy. However, we will administer the Policy in a manner that will satisfy the federal law tax definition of life insurance.

POLICY TERMINATION

If the value of your Policy can no longer cover the Policy's monthly charges and any loan interest due, your Policy will be in default and a grace period will begin. There is a risk that if partial surrenders, loans, and charges reduce your Cash Value to too low an amount and/or if the investment experience of your selected Subaccounts is unfavorable, then your Policy could terminate. In that case, you will have a 61-day grace period to make a sufficient payment. If you do not make a sufficient payment before the grace period ends, you Policy will terminate without value; all rights and benefits under your Policy, including your insurance coverage, will end. After termination, you may reinstate your Policy within five years subject to certain conditions.

PARTIAL SURRENDER LIMITATIONS

The minimum partial surrender amount is $500. Partial surrenders may reduce the Death Benefit and the Specified Amount in your Policy, and will reduce the Fund Value of your Policy. Federal income taxes and a penalty tax may apply to partial surrenders.

EFFECTS OF POLICY LOANS

A Policy loan, whether or not repaid, will affect your Policy's Fund Value over time because we transfer the amount of the loan from the Subaccounts and/or the Guaranteed Interest Account to the Loan Account and hold it as collateral. We then credit a fixed interest rate to the loan collateral. As a result, the loan collateral does not participate in the investment results of the Subaccounts and does not participate in the interest credited to the Guaranteed Interest Account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the performance of the Subaccounts and the extent, if any, of the difference in the interest rates credited to the Guaranteed Interest Account and the Loan Account, the effect could be favorable or unfavorable.

A Policy loan also reduces Death Benefit proceeds. A loan could make it more likely that a Policy would terminate. There is a risk if the loan reduces your Cash Value to too low an amount and investment experience is unfavorable, that the Policy will lapse, resulting in adverse tax consequences. You must submit a sufficient payment during the grace period to avoid the Policy's termination without value and the end of insurance coverage.

POLICY ONLY IS SUITED FOR LONG-TERM INVESTMENT

We designed the Policy to meet long-term financial goals. You should not purchase this Policy if you intend to surrender all or part of your Fund Value in the near future.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

We are a stock life insurance company organized in the State of Arizona. We are the corporate successor of VICO Credit Life Insurance Company incorporated in Arizona on March 6, 1969, and are currently licensed to sell life insurance and annuities in 49 states (not including New York), the District of Columbia, Puerto Rico, and the Virgin Islands.

We are a wholly owned subsidiary of MONY Life Insurance Company ("MONY"). MONY was organized as a mutual life insurance company under the laws of the State of New York in 1842 under the name The Mutual Life

Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company. The demutualization did not have any material effect on the obligations of the Company under the policy or on MONY America Variable Account L. The principal offices of both MONY and the Company are located at 1740 Broadway, New York, New York 10019.

MONY Securities Corporation, a wholly owned subsidiary of the Company, is the principal underwriter for the Policies.

We are subject to regulation by the state of Arizona and regulation by the Commissioner of Insurance in Arizona. We file an annual statement with the state of Arizona, and periodically, the Commissioner of Insurance for the State of Arizona assesses our liabilities and reserves and those of the Variable Account and assesses their adequacy. We are also subject to the insurance laws and regulation of other states in which we are licensed to operate.

                        MONY AMERICA VARIABLE ACCOUNT L

We established MONY America Variable Account L as a separate account under Arizona law on February 15, 1985. We divided the Variable Account into subdivisions called Subaccounts. Each Subaccount invests exclusively in shares of a designated portfolio of the Funds. 35 Subaccounts of the Variable Account are available under the Policy.

The assets in the Variable Account belong to us. Assets equal to the reserves and other liabilities of the Variable Account will not be charged with liabilities that arise from any other business that we conduct. Income, gains and losses, realized or unrealized, from assets allocated to the Variable Account and of each Subaccount are credited to or charged against the Variable Account and that Subaccount without regard to other income, gains or losses of the Company. We reserve the right to credit or charge a Subaccount in a different manner if required, or appropriate, by reason of a change in law. We may from time to time transfer to our General Account, assets which exceed the reserves and other liabilities of the Variable Account.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management of investment practices or policies by the SEC.

CHANGES TO THE VARIABLE ACCOUNT


We may add new Subaccounts that are not available under the Policy. We may substitute a portfolio for another portfolio of that Fund or of another Fund, if in our judgment, the portfolio no longer suits the purposes of the Policy due to a change in its investment objectives or restrictions. The new portfolio may have higher fees and charges than the one it replaced, and not all portfolios may be available to all classes of Policies. No substitution may take place without prior to notice to you and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.


We may also, where permitted by law:

..  operate the Variable Account as a management company under the 1940 Act;

.. deregister the Variable Account under the 1940 Act if registration is no longer required;

..  combine the Variable Account with any of other separate accounts;

..  establish new Subaccounts; and

.. eliminate one or more Subaccounts if tax considerations or investment conditions warrant.

                                THE PORTFOLIOS

You decide the Subaccounts to which you direct premiums or transfer Fund Value. There is a separate Subaccount which corresponds to each portfolio of a Fund offered in the Policy.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, the investment performance of one portfolio has no effect on the investment performance of any other portfolio.


Before you choose a Subaccount to allocate your premiums and transfer Fund Value, carefully read the prospectus for each Fund, along with this prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. You should know that during extended periods of low interest rates, the yields of the MONY Money Market Subaccount may become extremely low and possibly negative.


The investment objectives and policies of certain portfolios are similar to the investment objectives and polices of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager.

The following table lists the Subaccounts of the Variable Account that are available under the Policy.


                                                                                             Adviser
    Subaccount                          Investment Objective                     (and Sub-Adviser, as applicable)
------------------------------------------------------------------------------------------------------------------
                                      THE ALGER AMERICAN FUND
------------------------------------------------------------------------------------------------------------------
Alger American      Seeks current income and long-term capital appreciation.     Fred Alger Management, Inc.
Balanced Subaccount The portfolio focuses on stocks of companies with growth potential and fixed income securities, with emphasis on
                    income-producing securities which appear to have some
                    potential for capital appreciation. Under normal
                    circumstances, the portfolio invests in common stocks and
                    fixed-income securities, which include commercial paper
                    and bonds rated within the 4 highest rating categories by an established rating agency or if not rated, which are
                    determined by the Manager to be of comparable quality.
                    Ordinarily, at least 25% of the Portfolio's net assets are invested in fixed-income securities.
------------------------------------------------------------------------------------------------------------------
Alger American      Seeks long-term capital appreciation. The portfolio focuses  Fred Alger Management, Inc.
MidCap Growth       on midsize companies with promising growth potential.
Subaccount          Under normal circumstances, the portfolio invests
                    primarily in the equity securities of companies having a
                    market capitalization within the range of companies in the
                    S&P MidCap 400(TM) Index.
------------------------------------------------------------------------------------------------------------------
                                   ENTERPRISE ACCUMULATION TRUST
------------------------------------------------------------------------------------------------------------------
Enterprise Equity   Objective: Seeks to achieve an above average and             Enterprise Capital Management,
Income Subaccount   consistent total return. Strategy: Primarily invest in       Inc. (subadvised by 1740
                    dividend paying U.S. common stocks. Invests in a             Advisers, Inc.)
                    combination of growth and income.
------------------------------------------------------------------------------------------------------------------
Enterprise Global   Objective: Seeks total return. Strategy: Primarily invest in Enterprise Capital Management,
Socially Responsive common stocks of companies that the portfolio manager        Inc. (subadvised by Rockefeller &
Subaccount          believes are socially responsive and that are located in     Co., Inc.)
                    countries that are included in the MSCI World Index.
------------------------------------------------------------------------------------------------------------------
Enterprise Growth   Objective: Seeks capital appreciation. Strategy: Primarily   Enterprise Capital Management,
Subaccount          invest in U.S. common stocks of large capitalization         Inc. (subadvised by Montag &
                    companies. Pursues goal by investing in companies with       Caldwell, Inc.)
                    long-term earnings potential, but which are currently
                    selling at a discount to their estimated long-term value.
------------------------------------------------------------------------------------------------------------------


Enterprise Growth and Objective: Seeks total return through capital appreciation Enterprise Capital Management,
Income Subaccount     with income as a secondary consideration. Strategy: Invest Inc. (subadvised by Retirement
                      in a broadly diversified group of U.S. common stocks of    System Investors, Inc.)
                      large capitalization companies.
---------------------------------------------------------------------------------------------------------------

                                                                                                Adviser
     Subaccount                           Investment Objective                      (and Sub-Adviser, as applicable)
---------------------------------------------------------------------------------------------------------------------
Enterprise Managed   Objective: Seeks growth of capital over time. Strategy:        Enterprise Capital Management,
Subaccount           Invest in a portfolio consisting of common stocks, bonds       Inc. (subadvised by Wellington
                     and cash equivalents, the percentages of which vary over       Management Company, LLP and
                     time based on the investment manager's assessment of           Sanford C. Bernstein & Co., LLC)
                     economic and market trends and its perception of the
                     relative investment values available from such types of
                     securities at any given time.
---------------------------------------------------------------------------------------------------------------------
Enterprise Multi-Cap Objective: Seeks long-term capital appreciation. Strategy:     Enterprise Capital Management,
Growth Subaccount    Primarily invest in growth stocks. Companies will tend to      Inc. (subadvised by Fred Alger
                     fall into one of two categories: companies that offer goods    Management Inc.)
                     or services to a rapidly expanding marketplace or
                     companies experiencing a major change that is expected to
                     produce advantageous results.
---------------------------------------------------------------------------------------------------------------------
Enterprise Small     Objective: Seeks capital appreciation. Strategy: Invest        Enterprise Capital Management,
Company Growth       primarily in common stocks of small capitalization             Inc. (subadvised by William D.
Subaccount           companies believed by the portfolio manager to have an         Witter, Inc.)
                     outlook for strong earnings growth and potential for
                     significant capital appreciation.
---------------------------------------------------------------------------------------------------------------------
Enterprise Small     Objective: Seeks maximum capital appreciation. Strategy:       Enterprise Capital Management,
Company Value        Invest primarily in common stocks of small capitalization      Inc. (subadvised by Gabelli Asset
Subaccount           companies that the portfolio manager believes are              Management Company)
                     undervalued -- that is the stock's market price does not
                     fully reflect the company's value.
---------------------------------------------------------------------------------------------------------------------
Enterprise Total     Objective: Seeks total return. Strategy: Primarily invest in a Enterprise Capital Management,
Return Subaccount    diversified portfolio of fixed income instruments of varying   Inc. (subadvised by Pacific
                     maturities.                                                    Investment Management
                                                                                    Company, LLP)
---------------------------------------------------------------------------------------------------------------------
                                INVESCO VARIABLE INVESTMENT FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
INVESCO VIF          Seeks to provide capital growth by normally investing at least INVESCO Funds Group, Inc.
Financial Services   80% of its assets in equity securities and equity-related
Subaccount           instruments of companies involved in the financial services sector.
---------------------------------------------------------------------------------------------------------------------
INVESCO VIF --       Seeks to provide capital growth by normally investing at       INVESCO Funds Group, Inc.
Health Sciences      least 80% of its assets in equity securities and equity-
Subaccount           related instruments of companies that develop, produce or
                     distribute products or services related to health care.
---------------------------------------------------------------------------------------------------------------------
INVESCO VIF --       Seeks to provide capital growth and current income by          INVESCO Funds Group, Inc.
Telecommunications   normally investing at least 65% (80% effective July 31, 2002)
Subaccount           of its assets in the equity securities and equity-related
                     instruments of companies involved in the design, development, manufacture, distribution, or sale of communications services and equipment, and companies that are involved in supplying equipment or services to such companies. Will invest primarily in companies located in at least three different countries, although U.S. issuers will often dominate the portfolio.
---------------------------------------------------------------------------------------------------------------------
                                           JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Series   Seeks long-term growth of capital. It pursues its objective    Janus Capital
Capital Appreciation by investing primarily in common stocks selected for their
Subaccount           growth potential. The portfolio may invest in companies of any size, from larger, well-established companies to
                     smaller, emerging growth companies.
---------------------------------------------------------------------------------------------------------------------

                                                                                                  Adviser
     Subaccount                            Investment Objective                       (and Sub-Adviser, as applicable)
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series   Seeks to obtain maximum total return, consistent with            Janus Capital
Flexible Income      preservation of capital. It pursues its objective by investing
Subaccount           primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities
                     and preferred stock. As a fundamental policy, the portfolio will invest at least 80% of its assets in income-producing securities. The portfolio may own an unlimited amount of
                     high-yield/high-risk bonds.
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series   Seeks long-term growth of capital. It pursues its objective      Janus Capital
International Growth by investing under normal circumstances at least 80% of its
Subaccount           net assets in securities of issuers from at least five different countries, excluding the United States. Although the
                     portfolio intends to invest substantially all of its assets in issuers located outside the United States it may at times
                     invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.
----------------------------------------------------------------------------------------------------------------------
                                         LORD ABBETT SERIES FUND
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-    Investment Objective and Strategy: seeks high current            Lord, Abbett & Co.
Debenture Subaccount income and the opportunity for capital appreciation to produce a high total return. It pursues its objective by
                     investing in high yield and investment grade debt
                     securities, securities convertible into common stock and
                     preferred stocks. The portfolio invests at least 65% of its total assets in fixed income securities of various types. At least 20% of the portfolio's assets must be invested in any combination of investment grade securities, U.S.
                     Government securities and cash equivalents.
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth   Investment Objective and Strategy: seeks long-term growth        Lord, Abbett & Co.
and Income           of capital and income without excessive fluctuations in
Subaccount           market value. It pursues its objective by investing at least
                     80% of its net assets in equity securities of large, seasoned,
                     U.S. and multinational companies.
----------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap  Investment Objective and Strategy: seeks capital                 Lord, Abbett & Co.
Value Subaccount     appreciation. It pursues its objective by investing at least
                     80% of its net assets in equity securities of mid-sized
                     companies, with market capitalizations of roughly $500
                     million to $10 billion.
----------------------------------------------------------------------------------------------------------------------
                                   MFS(R) VARIABLE INSURANCE TRUST/SM/
----------------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth   Seeks long-term growth of capital by investing at least 80%      Massachusetts Financial Services
Subaccount           of its net assets in companies with medium market                Company
                     capitalization which are defined as companies with market
                     capitalizations equaling or exceeding $250 million but not exceeding the top of the Russell Midcap(TM) Growth Index
                     range at the time of purchase by the portfolio.
----------------------------------------------------------------------------------------------------------------------
MFS New Discovery    Seeks capital appreciation by investing at least 65% of its      Massachusetts Financial Services
Subaccount           net assets in equity securities of emerging growth               Company
                     companies. Emerging growth companies are companies
                     that are either: early in their life cycle but which have the potential to become major enterprises or major enterprises whose rates of earnings growth are expected to accelerate
                     because of special factors, such as rejuvenated
                     management, new products, changes in consumer demand,
                     or basic changes in the economic environment.
----------------------------------------------------------------------------------------------------------------------

                                                                                                  Adviser
     Subaccount                            Investment Objective                       (and Sub-Adviser, as applicable)
------------------------------------------------------------------------------------------------------------------------
MFS Total Return      Seeks mainly to provide above-average income consistent        Massachusetts Financial Services
Subaccount            with the prudent employment of capital and secondarily to      Company
                      provide a reasonable opportunity for growth of capital and income. It pursues its objective by investing at least 40%, but not more than 75%, of its net assets in common stocks
                      and related securities and at least 25% of its net assets in non-convertible fixed income securities.
------------------------------------------------------------------------------------------------------------------------
MFS Utilities         Seeks capital growth and current income by investing at        Massachusetts Financial Services
Subaccount            least 80% of its net assets in equity and debt securities of   Company
                      domestic and foreign companies (including emerging
                      markets) in the utilities industry.
------------------------------------------------------------------------------------------------------------------------
                                          MONY SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------
MONY Government       Seeks to maximize income and capital appreciation by           MONY Life Insurance Company
Securities Subaccount investing in bonds, notes and other obligations either issued  of America or guaranteed by the U.S. Government, its agencies or
                      instrumentalities, together having a weighted average
                      maturity of between 4 to 8 years.
------------------------------------------------------------------------------------------------------------------------
MONY Long Term        Seeks to maximize income and capital appreciation over the     MONY Life Insurance Company
Bond Subaccount       longer term by investing in highly-rated fixed income          of America
                      securities issued by a diverse mix of corporations, the U.S.
                      Government and its agencies or instrumentalities, as well as mortgage-backed and asset-backed securities together having a dollar-weighted average maturity of more than 8 years.
------------------------------------------------------------------------------------------------------------------------
MONY Money Market     Seeks to maximize current income consistent with preservation  MONY Life Insurance Company
Subaccount            of capital and maintenance of liquidity by investing primarily of America in high quality, short-term money market instruments.
------------------------------------------------------------------------------------------------------------------------
                                 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF        Seeks long-term capital appreciation by investing primarily    Morgan Stanley Investment
Emerging Markets      in growth-oriented equity securities of issuers in emerging    Management Inc., which does
Equity Subaccount     market countries.                                              business in certain instances using
                                                                                     the name "Van Kampen," is the
                                                                                     investment adviser to the
                                                                                     Universal Institutional Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF        Seeks long-term capital appreciation by investing primarily    Morgan Stanley Investment
Global Value Equity   in equity securities of issuers throughout the world,          Management Inc., which does
Subaccount            including U.S. issuers.                                        business in certain instances using
                                                                                     the name "Van Kampen," is the
                                                                                     investment adviser to the
                                                                                     Universal Institutional Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF        Seeks to provide above average current income and long-        Morgan Stanley Investment
U.S. Real Estate      term capital appreciation by investing primarily in equity     Management Inc., which does
Subaccount            securities of companies in the U.S. real estate industry,      business in certain instances using
                      including real estate investment trusts ("REITs").             the name "Van Kampen," is the
                                                                                     investment adviser to the
                                                                                     Universal Institutional Funds, Inc.
------------------------------------------------------------------------------------------------------------------------
                                        PBHG INSURANCE SERIES FUND
------------------------------------------------------------------------------------------------------------------------
PBHG Mid-Cap Value    Seeks to provide above-average total return over a 3 to 5      Pilgrim Baxter & Associates, Ltd.
Subaccount            year market cycle. Primarily invests in value common
                      stocks of companies with market capitalizations within the range of the S&P MidCap 400(TM) Index.
------------------------------------------------------------------------------------------------------------------------

                                                                                           Adviser
   Subaccount                         Investment Objective                     (and Sub-Adviser, as applicable)
----------------------------------------------------------------------------------------------------------------
PBHG Select Value Seeks to provide long-term growth of capital and income.     Pilgrim Baxter & Associates, Ltd.
Subaccount        Current income is a secondary objective. Primarily invests in value common stocks of no more than 30 companies
                  with large market capitalizations.
----------------------------------------------------------------------------------------------------------------
                                 PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------
PIMCO Global Bond Seeks to maximize total return, consistent with preservation Pacific Investment Management
Subaccount        of capital, by investing primarily in Fixed Income           Company LLC
                  Instruments of issuers located in at least three countries
                  (one of which may be the United States).
----------------------------------------------------------------------------------------------------------------
PIMCO Real Return Seeks to maximize real return, consistent with preservation  Pacific Investment Management
Subaccount        of real capital, by investing primarily in inflation-indexed Company LLC bonds of varying maturities issued by the U.S. and non-
                  U.S. governments, their agencies or government-sponsored
                  enterprises and corporations.
----------------------------------------------------------------------------------------------------------------
PIMCO StocksPLUS  Seeks total return which exceeds the total return of the S&P Pacific Investment Management
Growth and Income 500 by investing primarily in S&P 500 derivatives, backed    Company LLC
Subaccount        by a portfolio of Fixed Income Instruments.
----------------------------------------------------------------------------------------------------------------


We will purchase shares of the portfolios at net asset value and direct them to the corresponding Subaccount. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay surrender/partial surrender proceeds or other purposes described in your Policy. In general, we will automatically reinvest all dividends and capital gains distributions received from a portfolio in shares of the distributing portfolio at net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in Unit values. We may elect not to reinvest dividends and capital gains distributions.

Shares of Fund portfolios are not sold directly to the general public. They are offered to insurance company separate accounts to support variable annuity and variable life insurance contracts and to qualified plans.

When shares are sold to both variable life and variable annuity separate accounts, this is called "mixed funding." When shares are sold to insurance companies that are not affiliated with each other, this is called "shared funding." Currently, we do not foresee any disadvantages to Owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, a company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices. See the prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon an annual average percentage of the average aggregate net amount we have invested on behalf of the Variable Account and other separate accounts. These percentages differ, and some investment advisers or distributors pay us more than others. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant. In addition, our affiliate, MONY Securities Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from portfolio assets for providing distribution and shareholder support services to the portfolios.

YOUR RIGHT TO VOTE PORTFOLIO SHARES

As required by law, we will vote portfolio shares held in the Variable Account at any regular and special meetings of the shareholders of the Funds. We will exercise these voting rights based on the instructions received from Owners having the voting interest in corresponding Subaccounts of the Variable Account. We may elect to vote the shares of the Funds in our own right if the 1940 Act or any regulations thereunder is amended, and as a result, we determine that it is permitted to vote the shares of the Funds in our right.

We will determine the number of votes which you have the right to cast by dividing your Fund Value in a Subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number of Owner votes will be determined as of the date we set. However, such date will not be more than 90 days before the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the SEC, we reserve the right to determine the voting rights in a different fashion. You may cast your voting instructions in person or by proxy.

We will vote portfolio shares for which we received no timely instructions in proportion to the voting instructions which are received for all Policies participating in that Subaccount. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

DISREGARD OF VOTING INSTRUCTIONS

We may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, we may disregard voting instructions of changes initiated by Owners or the investment adviser (or portfolio manager) of a portfolio. Our disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on us. If we do disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to Owners.

                        THE GUARANTEED INTEREST ACCOUNT

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guaranteed Interest Account or our General Account under the Securities Act of 1933 or under the 1940 Act. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, please see your Policy.

You may allocate all or a portion of your net premiums and transfer Fund Value to our Guaranteed Interest Account. Amounts allocated to the Guaranteed Interest Account become part of the General Account, which supports insurance and annuity obligations. The amounts allocated to the General Account are subject to the liabilities arising from the businesses we conduct. Subject to applicable law, we have sole discretion over the investment of the assets of its General Account.

We guarantee that we will credit the Fund Value in the Guaranteed Interest Account with a minimum interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%. In addition, we may, in our sole discretion, declare current interest in excess of the 4.5% annual rate. That determination will be influenced by, but not necessarily correspond to, interest rates available on fixed income payments or transfers of Fund Values under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining excess interest rates including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. We cannot predict or guarantee future excess interest rates.

Before the beginning of each calendar month, we will declare an interest rate. The declared rate will apply to premium payments and transfers into the Guaranteed Interest Account made during the calendar month. To obtain the rate, please contact your agent. The calendar year and month the payment or transfer is made determines the "generation" of such monies. The current interest will be credited from the date of the payment or transfer for a period of 12 months beginning the first day of the monthly generation to which the payment or transfer is assigned. After the first 12 months, a renewal interest rate will be declared for a new 12-month period. At the end of the renewal period all monies will earn an interest rate which is declared monthly and applies for a one-month period.

We bear the full investment risk for Fund Value allocated to the Guaranteed Interest Account.

                            CHARGES AND DEDUCTIONS

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder.


Services and benefits we provide:


.. the Death Benefit, surrender benefit and loan benefit under the Policy;

.. investment options, including premium allocations;

.. administration of elective benefits; and

.. the distribution of reports to Owners.


Costs and expenses we incur:


.. processing applications for and issuing the Policies;

.. maintaining records;

.. administering settlement options;

.. furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

.. reconciling and depositing cash receipts;

.. those associated with underwriting applications and increases in Specified
  Amount;


.. sales and marketing expense, including compensation paid in connection with the sales of the Policies;


.. maintaining an internet service site;

.. providing toll-free inquiry services;

.. other costs of doing business, such as federal, state and local premium taxes and other taxes and fees.


The Risks we assume include:


.. that the Insured may live for shorter period of time than estimated, resulting in the payment of greater Death Benefits than expected; and

.. that the costs of providing the services and benefits under the Policies will exceed the charges deducted.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, surrender charges we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

DEDUCTIONS FROM PREMIUM PAYMENTS

We deduct a sales charge and a tax charge from each premium payment before we apply that payment to your Fund Value. The sales charge is a percentage of each premium paid and varies based on the total of the Specified Amount plus the Term Life Term Insurance Rider plus the Additional Term Life Insurance Rider amount in effect. The amount of the sales charge is as follows:

--------------------------------------------------------------------------------
              Insurance Amount                Policy Year
--------------------------------------------------------------------------------

Specified Amount plus any Term Life Term          4% policy years 1-10
Insurance plus Additional Term Life Insurance     1% policy years 11 and later
amount in force less than $500,000
--------------------------------------------------------------------------------

Specified Amount plus any Term Life Term          2% policy years 1-10
Insurance plus Additional Term Life Insurance     0.5% policy years 11 and later
amount in force of $500,000 or more
--------------------------------------------------------------------------------

In New Jersey, the sales charge is 4% for all policy years where the Specified Amount plus any term life insurance in force is less than $500,000 and 2% for all policy years when the Specified Amount plus any term life insurance in force is $500,000 or more.


We also deduct a tax charge for state and local premium taxes and for federal deferred acquisitions costs. The state and local premium tax charge is currently 2.25% of your premium payment (this is an approximate average of the actual premium tax imposed by a jurisdiction; jurisdictions impose charges that range from 0% to 4% of a premium payment), while the federal tax charge for deferred acquisition costs of the Company is currently 1.25% of your premium payment. We do not assess this charge if you purchased the Policy under an individual qualified plan. We also will not deduct the federal tax deferred acquisition cost charge in other situations where the premiums received from you are not subject to this tax. We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.


DEDUCTIONS FROM THE VARIABLE ACCOUNT

We deduct a daily maximum charge of 0.000959% from each Subaccount. This corresponds to a maximum effective annual rate of .35% of net assets. We do not assess this charge against assets in the Guaranteed Interest Account or in the Loan Account. The mortality and expense risk charge is part of the net investment factor calculation we make. See "How Your Fund Value Varies."

The mortality and expense risk charge compensates us for assuming mortality and expense risks under the Policies. The mortality risk we assume is that Insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the Policy will not be enough to meet our actual claims. The expense risk we assume is that other expenses incurred in issuing and administering the Policies and operating the Variable Account will be greater than the amount estimated when setting the charges for these expenses.

DEDUCTIONS FROM FUND VALUE - THE MONTHLY DEDUCTION

We take a Monthly Deduction from the Fund Value on the Policy Date and on each Monthly Anniversary Day. We will make the deduction by canceling Units in each Subaccount and withdrawing amounts from the Subaccount. We will take the Monthly Deduction on a pro-rata basis from the Subaccounts and the Guaranteed Interest Account (i.e., in the same proportion that the value in each Subaccount and the Guaranteed Interest Account bears to the sum of all Subaccounts and the Guaranteed Interest Account on the Monthly Anniversary
Day). Because portions of the Monthly Deduction can vary from month-to-month, the Monthly Deduction will also vary.

The Monthly Deduction equals:

.. The cost of insurance charge for the Policy; plus
.. The administrative charge; plus
.. The Per $1,000 Specified Amount charge; plus


.. The enhanced maturity extension charge (if benefit elected); plus .. The charges for any optional insurance benefits.

Cost of Insurance. We assess a monthly cost of insurance charge to compensate us for insuring the Death Benefit (i.e., the anticipated cost of paying a death benefit that exceeds your Fund Value). The charge depends on a number of factors (such as gender, age, risk class, and policy duration) that would cause it to vary from Policy to Policy and from Monthly Anniversary Day to Monthly Anniversary Day.

To determine your cost of insurance charge on a Monthly Anniversary Day, we multiply the cost of insurance rate at the Insured's attained age by the amount at risk and dividing that amount by 1,000.

The amount at risk depends in part on the Death Benefit Option that you selected and your Policy's Fund Value on the Monthly Anniversary Day.


If you elected Death Benefit Option 1, your amount at risk on a Monthly Anniversary Day is the difference between 1 and 2 where:



  1.is the Death Benefit that would have been payable in the event of the death of the Insured on that Monthly Anniversary Day divided by 1.003675; and



  2.is the Fund Value on that Monthly Anniversary Day before we assess the Monthly Deduction.



If you elected Death Benefit Option 2, your amount at risk on a Monthly Anniversary Day is equal to the sum of 1 and 2 where:



  1.your Specified Amount in force; and



  2.the excess between the Death Benefit payable on that Monthly Anniversary
    Day, less the Fund Value on that Day, less the Specified Amount in force.



The insurance rate for the Insured is based on age, gender, and risk class. We currently place Insureds into the following risk classes when we issue the
Policy: Preferred Nonsmoker, Preferred Smoker, Standard Nonsmoker, Standard Smoker, or Special Class. The original risk class applies to the initial Specified Amount. The cost of insurance rate generally increases with the age of the Insured.


We calculate the insurance rate separately for the initial Specified Amount and for any increase in Specified Amount. A different risk class may apply to any increase, based on the Insured's circumstances at the time of the increase in Specified Amount.


We may change the insurance rates from time to time at our sole discretion, but we guarantee that the insurance rates we charge will never exceed the maximum rates shown in your Policy. These rates are based on the 1980 Commissioners' Standard Ordinary Mortality Tables. The maximum insurance rates are based on the Insured's age last birthday at the start of the policy year. The rates we currently charge are, at most ages, lower than the maximum permitted under the Policies, and depend on our expectation of future experience with respect to investment earnings, mortality, expenses, persistency, and taxes. A change in rates will apply to all persons of the same age, gender (where applicable), and risk class and whose Policies have been in effect for the same length of time.


Our insurance rates distinguish between women and men. We offer Policies based on unisex mortality tables if required by state law.

Administrative Charge. We deduct a $5.00 charge each month to compensate us for administrative expenses.


Per $1,000 Specified Amount Charge. We deduct this charge during the first 10 policy years and for 10 policy years following an increase in Specified Amount. This charge is made per $1,000 of Specified Amount based on the Insured's issue age on the Policy Date (or date of the increase), gender, smoking status and Specified Amount. We show the maximum amount of these charges in your Policy.





Enhanced Maturity Extension Rider Charge. We charge you $.01 per $1,000 of Specified Amount plus any Additional Term Life Insurance Rider amount per month during the term of the Enhanced Maturity Extension Rider but not beyond the original maturity date if you elect this benefit.


Optional Insurance Benefits Charge. We charge you each month for the other optional insurance benefits you added to your Policy by rider.

TRANSACTION CHARGES


Surrender Charge. We assess a surrender charge against Fund Value upon a full surrender of the Policy to reimburse us for the costs of selling the Policies. We base the surrender charge on a factor per $1,000 of initial Specified Amount (or upon an increase in Specified Amount); this factor grades from 80% to zero over 15 years for Insured issue age less than 75 (over 10 years for Insured issue ages 76-85) based on a schedule. The factors per $1,000 vary by issue age, gender, and risk class. The grading percentages (as shown below) vary based on issue age and number of full years since we issued the Policy (or since we increased the Specified Amount).


                                       Applicable       Applicable
                                     Percentage for   Percentage for
                 Policy Years        Issue Ages 0-75 Issue Ages 76-85
                 ------------        --------------- ----------------
                      1-3                   80%             80%
                       4                   80              70
                       5                   80              60
                       6                   80              50
                       7                   80              40
                       8                   70              30
                       9                   60              20
                      10                   50              10
                      11                   40               0
                      12                   30               0
                      13                   20               0
                      14                   10               0
                      15+                   0               0

 Example: If a male Insured age 35 purchases a Policy with a Specified Amount of $100,000, the per $1,000 of initial Specified Amount surrender charge factor would be $7.25 (Preferred, nonsmoker). The maximum surrender charge during the first seven policy years would be 80% of (100 x 7.25) or $580.00.

          The maximum surrender charge per $1,000 of initial Specified Amount factor would be $64.00 based upon the assumptions described above and if the Policy were purchased by a male insured age 85, standard smoker.

We do not assess a surrender charge for partial surrenders, but we do assess a partial surrender fee.

Partial Surrender Fee. We deduct a partial surrender fee of $10 on each partial surrender you make. We allocate the fee between your remaining Fund Value in the Subaccounts and in the Guaranteed Interest Account on a pro-rata basis, based on the allocation percentages you specified for the partial surrender.





Transfer Charge. We reserve the right to assess a $25 transfer charge for each transfer you make among the Subaccounts and between the Subaccounts and the Guaranteed Interest Account after the 12th transfer in any policy year. We currently do not assess this charge.





Other Charges. We may charge the Subaccounts for federal income taxes that we incur and are attributable to the Variable Account. No such charge is currently assessed.




                                  THE POLICY

We designed the Policy to meet the needs of individuals as well as for corporations who provide coverage and benefits for key employees.

APPLYING FOR A POLICY

To purchase a Policy, you must complete an application and then have your agent submit it to us at our Administrative Office. After you have done this, it can sometimes take several weeks for us to gather and evaluate the information we need to decide whether to issue a Policy to you and if so, what the Insured's risk class should be. After we approve an application for a Policy and assign the appropriate risk class, we will prepare the Policy for delivery.


You must pay an initial premium of a sufficient amount before or at the time we deliver your Policy. (If you submit your initial premium with your application, we will place your premium in our General Account where it will earn interest at an effective annual rate of at least 4.5%). See "Premiums". Coverage generally becomes effective on the Policy Date. We will not pay a Death Benefit before the Policy Date unless temporary insurance coverage, as discussed below, was in effect.


We will issue a Policy covering an Insured who is up to and including age 85, providing we receive evidence of insurability that satisfies us. If a qualified plan will own the Policy, the Insured cannot be more than 70 years old. Required evidence of insurability may include, among other things, a medical examination of the Insured. We may reject an application for any lawful reason.

TEMPORARY INSURANCE COVERAGE


You may apply for temporary insurance coverage. To be eligible for such coverage, the Insured must be between the ages of 15 days and 71 years old and must be able to satisfactorily answer several health questions. Your initial premium must be in the amount of at least the Minimum Monthly Premium (see below) for the Policy for which you applied. This coverage will take effect on the date you sign the application and pay the premium. Temporary insurance coverage will end (except if we issued your Policy in Kansas) on the earliest of:


.. the policy release date (i.e., the date we authorize the Policy to be delivered to you), if the Policy is issued as applied for;

.. the 15th day after the policy release date or the date the Policy takes effect, if the policy is issued other than as applied for;

.. no later than 90 days from the date the temporary insurance agreement is signed;

.. the 45th day after the form is signed if you have not finished the last required medical exam;

.. 5 days after we send notice to you that we declined to issue any Policy; and

.. the date you tell us that the Policy will be refused.

For Policies issued in Kansas, temporary insurance coverage will end:

.. the policy release date, if the Policy is issued as applied for;

.. the 15th day after the policy release date or the date the Policy takes effect, if the policy is issued other than as applied for;

.. the date you tell us that the Policy will be refused; and

.. the day we provide written notice to you that we will not issue the Policy and we refund your premium.

We will pay a Death Benefit if the Insured dies during the period of temporary coverage. This Death Benefit will be:


  1.the insurance coverage applied for (including any optional riders) up to $500,000, less



  2.the deductions from premium and the monthly deduction due prior to the date of death.


We hold the premiums paid for temporary insurance coverage in our General Account until the policy release date. If we issue the Policy, we will apply these amounts to your Policy.

BACKDATING

We may sometimes backdate a Policy, if you request, by assigning a Policy Date earlier than the record date so that you can obtain lower insurance rates, based on a younger insurance age. We will not backdate a Policy for more than six months (a shorter period is required in certain states) before the date of your application. For a backdated Policy, Monthly Deductions will begin on the backdated Policy Date. You therefore will incur charges before you otherwise would have if you had not backdated your Policy, and your initial premium payment must be in an amount sufficient to cover the extra Monthly Deduction charges for the backdating period.

OWNER

You have all of the rights and benefits under the Policy while the Insured is living. These rights include the right to change the Beneficiary, to assign the Policy, to transfer Fund Value, or make full or partial surrenders.

BENEFICIARY

You name the Beneficiary when you apply for the Policy. You may designate if the Beneficiary has to be living or surviving at the Insured's death. If you so designate, then, unless otherwise provided, that Beneficiary must be living on the 14/th day after the Insured's death or, if earlier, the date we receive due proof of the Insured's death. The share of the Death Benefit proceeds of any Beneficiary who is not living on the earlier day will be payable to remaining Beneficiaries. /

Unless provided in the Beneficiary designation, if there is no Beneficiary named or living on the date of the Insured's death, we will pay the Death Benefit proceeds to the Insured's executors or administrators.


You may change the Beneficiary, unless you have given up this right, as long as the Insured is living by writing us at our Administrative Office. The change will take effect when we record it retroactively as of the date the request was signed. The change will be subject to any payment we made before we received notice of the change of Beneficiary at our Administrative Office.


CANCELLING THE POLICY

You may cancel a Policy during the "Right to Return Policy" period by returning it to us at our Administrative Office. The Right to Return Policy period runs for the later of (a) 10 days (or longer in certain states) after you receive the Policy; (b) 45 days after you signed the application; or (c) 10 days after we mail or deliver a notice of withdrawal right. During this period, you may cancel your Policy and receive a refund of the full amount of the premium paid.

                                   PREMIUMS

GENERAL

We will usually credit your initial premium payment to the Policy on the later of the date we approve your Policy or the date we receive your payment. We will credit any subsequent premium to the Policy on the Business Day we receive it at our Administrative Office.

The total premiums you pay may not exceed guideline premium limitations for the insurance set forth in the Internal Revenue Code of 1986, as amended (the "Code"). We may reject any premium, or any portion of a premium, that would result in the Policy being disqualified as life insurance under the Code. We will refund any rejected premium. We will tell you before we process a transaction, whether once we process the transaction, your Policy is in jeopardy of becoming a modified endowment contract under the Code.

INITIAL PREMIUM

You must pay an amount equal to at least the Minimum Monthly Premium to put the Policy in effect. However, if you want to pay premiums less often than monthly, the premium required to put the Policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments.

We base your Minimum Monthly Premium on a number of factors. These factors include:


  1.your Specified Amount;



  2.any riders you added to the Policy; and



  3.the Insured's age, smoking status, gender (unless unisex rates apply), and risk class.


We show the Minimum Monthly Premium in your Policy. After you pay this initial premium, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.

TAX-FREE "SECTION 1035" EXCHANGES

You can generally exchange one life insurance policy for another in a 'tax-free exchange' under Section 1035 of the Code. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy. There will be a new surrender charge period for this Policy and other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

SCHEDULED PREMIUMS

Your initial Minimum Monthly Premium is the only premium you must pay under the Policy. However, you greatly increase your risk of Policy termination if you do not regularly pay premiums at least as large as the Minimum Monthly Premium. Paying your Minimum Monthly Premiums will not necessarily keep your Policy in force. Additional premiums may be necessary to keep the Policy in force.

You may pay your premiums according to the schedule you established when you applied for the Policy. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time, and equals, at least, the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. We will send you a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option.

You should change the amount of your scheduled premium payments if:

.. you increase your Specified Amount;

.. you change your Death Benefit option;

.. you change or add a rider;

.. you take a partial surrender when you have elected Death Benefit Option 1
  (see "Death Benefit"); or

.. you select Subaccounts that experience adverse investment performance.

You can change the amount and interval of payment of scheduled premiums at any time by writing us at our Administrative Office. However, the new payment interval must satisfy our rules in use at the time of the change.

We will issue an endorsement to your Policy after you increase the Specified Amount that will provide you with the increased Minimum Monthly Premium amount.

Please note: During the first three policy years or the three policy years following an increase in Specified Amount (if that increase became effective during the first three policy years), premiums paid less partial surrenders (excluding their fees) and any Debt must at least equal the Minimum Monthly Premium times the number of months the Policy has been in force.

ELECTRONIC PAYMENTS

You may have your bank automatically pay your premiums to us. If you authorize us, we will withdraw premiums from your bank account each month by electronic funds transfer. Based on your Policy Date, we may require that up to two Minimum Monthly Premiums be paid in cash before premiums may be paid by electronic funds transfer to the Company.

UNSCHEDULED PREMIUMS

In general, you may make premium payments at any time and in any amount. However, we may reject or limit any unscheduled premium payment that would result in an immediate increase in the Death Benefit payable, unless you provide us with satisfactory evidence of insurability. If satisfactory evidence of insurability is not received, we may return the payment in whole or in part. In addition, we will reject all or a part of a premium payment and return it to you if the premium would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.

REPAYMENT OF OUTSTANDING DEBT

We will treat payments you send to us as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be applied to your Fund Value. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.

ALLOCATING PREMIUMS

When you apply for a Policy, you specify the percentage of your net premium payments we are to allocate to the Subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, no allocation may be for less than 5% of a net premium, and allocation percentages must total 100%. If we do not have a valid set of allocation instructions from you, we will allocate scheduled premiums to the Money Market Subaccount. You may change your allocations at any time by writing or calling our Administrative Office.The change will apply to the net premium payments you make upon receipt of your instructions.


We will allocate your initial premium payment to our General Account until the end of the "Right to Return Policy" period. At the end of that period, we will transfer your net premium to the Subaccounts and/or Guaranteed Interest Account you designated. After the "Right to Return Policy" period, we will allocate your net premiums to the Subaccounts and/or Guaranteed Account on the Business Day that we receive the premium payment.

If you make an unscheduled premium payment, you may specify an allocation choice that is different than your allocation choice for your scheduled premium payments. This choice will not change your allocation choice for future scheduled premium payments. Your allocation must be whole numbers only, each allocation must be for at least 5% of the unscheduled net premium, and the total must be 100% of the unscheduled net premium.

                          HOW YOUR FUND VALUE VARIES

FUND VALUE

The Fund Value is the entire amount we hold under your Policy for you. The Fund Value serves as the starting point for calculating certain values under a Policy. It is the sum of the total amount under the Policy in each Subaccount, the amount held in the Guaranteed Interest Account, and the amount held in the Loan Account. We determine Fund Value first on your Policy Date, and after that, on each Business Day. Your Fund Value will vary to reflect the performance of the Subaccounts to which you have allocated amounts and interest we credit on amounts in the Guaranteed Interest Account, and will also vary to reflect Outstanding Debt, charges for the Monthly Deduction, mortality and expense risk charges, partial surrenders, and loan repayments. Your Fund Value may be more or less than the premiums you paid.

CASH VALUE

The Cash Value on any Business Day is the Fund Value reduced by any surrender charge and any Outstanding Debt.

SUBACCOUNT VALUES

On any Business Day, the value of a Subaccount equals the number of Units we credit to the Policy multiplied by the Unit value for that Day. We make the calculation before the purchase or redemption of Units on that Day.

Every time you allocate or transfer money to or from a Subaccount, we convert that dollar amount into Units. When you make allocations to a Subaccount, either by premium allocation, transfer of Fund Value, transfer of loan interest from the General Account, or repayment of a loan, we credit your Policy with Units in a Subaccount. When we assess the Monthly Deduction, and when you take a loan, a partial surrender, or transfer from a Subaccount, we decrease the number of Units you hold in a Subaccount.

SUBACCOUNT UNIT VALUE

We arbitrarily set the Unit value for each Subaccount at $10 when we established the Subaccount. After that, a Subaccount's Unit value varies to reflect the investment experience of the underlying portfolio, and may increase or decrease from one Business Day to the next. We determine Unit value, after a Subaccount's operations have begun, by multiplying the net investment factor for that Business Day by the Unit value for the immediately preceding Business Day.

The net investment factor is an index we use to measure the investment performance of a Subaccount from one Business Day to the next. The net investment factor for each Subaccount on a Business Day is obtained by subtracting (b) from (a) and dividing by (c), where:


    a.is the per share net asset value on the Business Day of the applicable
      Fund portfolio in which the Subaccount invests times the number of such shares held in the Subaccount before the purchase or redemption of any shares on that Day;



    b.is the mortality and expense risk charge accrued as of that Business Day;
      and



    c.is the total number of Units held in the Subaccount on the Business Day before the purchase or redemption of any Units on that Day.


GUARANTEED INTEREST ACCOUNT VALUE

On any Business Day, the Fund Value in the Guaranteed Interest Account is:

.. the accumulated value with interest on the net premiums allocated and amounts transferred to, the Guaranteed Interest Account before that Day; minus

.. withdrawals from the Guaranteed Interest Account before that Day for any partial surrender and its fee, any amounts transferred from the Guaranteed Interest Account and the transfer charge, if any, and any Monthly Deductions.

                                   TRANSFERS

After the Right to Return Policy period has ended, you may transfer all or a portion of your Fund Value between and among the Subaccounts of the Variable Account and the Guaranteed Interest Account subject to certain conditions. Transfers from a Subaccount will take effect at the end of the Business Day we receive your request at our Administrative Office. Transfers from the Guaranteed Interest Account will take effect on the policy anniversary, or if later, at the end of the Business Day we receive your request at our Administrative Office. We may postpone transfers to, from, or among the Subaccounts under certain circumstances. See "Payments and Telephone Transactions."

We restrict transfers from the Guaranteed Interest Account. You may only transfer Fund Value from the Guaranteed Interest Account once each policy year. We must receive your request to transfer Fund Value from the Guaranteed Interest Account within 10 days before or 30 days after a policy anniversary.

When thinking about a transfer of Fund Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. We consider a request for a transfer to be one transaction. We may charge for transfers. See "Charges and Deductions."

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give a third party the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Fund Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds, and the managements of the Funds share this position.

Therefore, to the extent necessary to reduce the adverse effects of simultaneous transfers made by third parties who make transfers on behalf of multiple Owners, we may not honor such transfers. Also, we will institute procedures to assure that the transfer requests that we receive have, in fact, been made by the Owners in whose names they have been submitted. These procedures will not, however, prevent Owners from making their own transfer requests.

                                DEATH BENEFITS

As long as your Policy is in effect and before the maturity date, we will pay the Death Benefit proceeds upon receipt at our Administrative Office of satisfactory proof of the Insured's death. We may postpone payment of the death benefit under certain conditions. See "Payments and Telephone Transactions." We will pay the proceeds to the Beneficiary.

AMOUNT OF DEATH BENEFIT PROCEEDS PAYABLE

The amount of Death Benefit proceeds payable equals:


  1.the Policy's Death Benefit; plus



  2.any insurance proceeds provided by rider; less



  3.any Outstanding Debt, and if the death of the Insured occurs during any period for which a Monthly Deduction has not been made, any Monthly Deduction that may apply to that period, including the deduction for the month of death.


Under certain circumstances, we may further adjust the amount of the Death Benefit proceeds payable. See "Incontestability" and "Misstatement of Age or Sex."

DEATH BENEFIT OPTIONS

When you apply for a Policy, you have to make three choices about your Death Benefit. First, you must select the death benefit compliance test, then you must tell us how much life insurance you want, and finally, you must select a death benefit option.


The Policy must satisfy alternative death benefit compliance tests to qualify as life insurance under section 7702 of the Code: the Cash Value Accumulation Test or the Guideline Premium/Cash Value Corridor Test. Each test effectively requires that the Policy's Death Benefit, plus any outstanding loans and accrued interest thereon, and any unpaid Monthly Deductions, always be equal to or greater than the Fund Value multiplied by a certain death benefit percentage. Under the Cash Value Accumulation test, the death benefit percentages vary by Insured's attained age, gender and smoking status and in general, will not limit the amount you can pay into the Policy; under the Guideline Premium/Cash Value Corridor Test, the death benefit percentages vary by the Insured's attained age, and will limit the amount you pay into the Policy. Your minimum Death Benefit will generally be larger should you select the Cash Value Accumulation Test, while your Fund Value will generally be greater in the long term under the Guideline Premium/Cash Value Corridor Test because your net amount at risk will be lower which may result in lower cost of insurance charges in later policy years. Once you choose the test, you cannot change it.


You also must tell us how much life insurance coverage you want on the life of the Insured. We call this the Specified Amount. The minimum Specified Amount is $50,000.

Finally, you tell us whether you want Death Benefit Option 1 or Death Benefit Option 2. If you do not select a Death Benefit Option, we will assume you selected Death Benefit Option 2. Subject to certain restrictions, you may change your Death Benefit Option, see below.

Under Death Benefit Option 1, your Death Benefit will be the greater of:


    a.the Specified Amount in effect on the date of the Insured's death plus any additional term life insurance you may have selected, or



    b.the Fund Value on the date of the Insured's death multiplied by a death benefit percentage.


Your death benefit percentage will vary by the definition of life insurance you selected. A table showing the death benefit percentages is in your Policy. If you want to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option 1.

Under Death Benefit Option 2, your Death Benefit will be the greater of:


    a.the Specified Amount in effect on the date of the Insured's death plus any additional term life insurance you may have selected, plus the Fund Value on the date of the Insured's Death, or



    b.the Fund Value on the date of the Insured's death multiplied by a death benefit percentage.


The death benefit percentage is the same as that used for Option 1. The Death Benefit in Option 2 will always vary as Fund Value varies. If you want to have favorable investment performance reflected in increased insurance coverage, you should choose Option 2.

Examples of Options 1 and 2


The following examples demonstrate how we calculate the Death Benefit under Options 1 and 2. The examples show two Policies with the same Specified Amount, but Fund Values vary as shown. We assume that the Insured is age 65 at the time of death and that there is no Outstanding Debt. We also assume that you selected the Guideline Premium Test. Policy 1 shows what your Death Benefit would be for a policy with low fund value. Policy 2 shows what your Death Benefit would be for a policy with a higher fund value.



                                                            Policy 1  Policy 2
                                                            --------  --------
Specified Amount........................................... $100,000  $100,000
Fund Value on Date of Death................................ $ 35,000  $ 85,000
Death Benefit Percentage...................................      120%      120%
Death Benefit under Option 1............................... $100,000  $102,000
Death Benefit under Option 2............................... $135,000  $185,000


CHANGING DEATH BENEFIT OPTIONS

You may change the Death Benefit option under your Policy by writing us at our Administrative Office. If you change from Death Benefit Option 1 to Death Benefit Option 2, you must provide us with satisfactory evidence of insurability. We do not require evidence of insurability if you change from Death Benefit Option 2 to Death Benefit Option 1. The effective date of a change requested between monthly anniversaries will be the next Monthly Anniversary Day after we accept the change.

If you change from Death Benefit Option 1 to Death Benefit Option 2, we will reduce your Policy's Specified Amount by the amount of the Policy's Fund Value at the date of the change. We will not permit you to change from Death Benefit Option 1 to Death Benefit Option 2 if the change would result in a new Specified Amount of less than $100,000.

If you change from Death Benefit Option 2 to Death Benefit Option 1, we will increase the Specified Amount of your Policy by the amount of the Policy's Fund Value at the date of the change. The change to Death Benefit Option 1 will generally reduce the Death Benefit payable in the future.

We will automatically change your Death Benefit option to Death Benefit Option 2 if the Insured becomes disabled and the Waiver of Specified Premium rider or a Waiver of Monthly Deduction Benefit rider is in effect. See "Other Optional Insurance Benefits."


A change in the Death Benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk. Generally, the net amount at risk is the amount by which the Death Benefit exceeds Fund Value. See "Deductions from Fund Value - The Monthly Deduction." If the Policy's Death Benefit is not based on the death benefit percentage under Death Benefit Option 1 or Death Benefit Option 2, changing from Option 2 to Option 1 will generally decrease the net amount at risk. Therefore, this change may decrease the cost of insurance charges. Changing from Death Benefit Option 1 to Death Benefit Option 2 will generally result in a net amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the Insured's age.

CHANGING THE SPECIFIED AMOUNT

You may change the Specified Amount under your Policy subject to the conditions described below.


Increasing the Specified Amount will generally increase your Policy's Death Benefit. Decreasing the Specified Amount will generally decrease your Policy's Death Benefit. The amount of change in the Death Benefit depends on (1) the Death Benefit option chosen, and (2) whether the Death Benefit under the Policy is being computed using the death benefit percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of Policy values. For example, an increase in Specified Amount may increase the net amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the net amount at risk, which may decrease your cost of insurance over time. We offer term life insurance riders. Depending on your circumstances, it may be more cost effective for you to purchase one of these riders rather than increasing your Specified Amount.


We will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code. However, changing the Specified Amount may have other tax consequences. You should consult a tax adviser before changing the Specified Amount.

INCREASES

.. You may increase the Specified Amount by submitting a written application and evidence of insurability to us at our Administrative Office. The increase will take effect on the Monthly Anniversary Day that falls on, or next follows, the date we approve it.

.. You can only increase the Specified Amount until the Insured's age 85
  (Insured's age 70 for individual qualified plans).

.. You may not increase your Specified Amount if Monthly Deductions are being waived under the Waiver of Monthly Deduction rider, or premiums are being waived under the Waiver of Specified Premiums rider.

.. Your cost of insurance charges will increase.

.. The increase will create a new "coverage segment." There will be a surrender charge associated with this coverage segment. We will allocate Fund Value after the increase first to the original coverage segment, and then to each coverage segment in order of the increases.

.. Your Minimum Monthly Premium will increase, and we will make this adjustment prospectively to reflect the increase.

.. If the Specified Amount is increased when a premium payment is received, we will process the increase before we process the premium payment.

DECREASES

.. You may decrease the Specified Amount by submitting a written application to us at our Administrative Office. The decrease will take effect on the Monthly Anniversary Day that falls on, or next follows, the date we approve it.


.. You may not decrease the Specified Amount below $100,000.





.. We will apply decreases in Specified Amount in the following order:



  1.against the most recent increase, regardless if it is Specified Amount increase or Additional Term Life Insurance Rider amount increase;



  2.against the next most recent increases successively, regardless if it is Specified Amount increase or Additional Term Life Insurance Rider amount increase;



  3.against Additional Term Life Insurance Rider amount provided under the original application; and



  4.against insurance provided by the Specified Amount under the original application.


.. Your Minimum Monthly Premium will not be adjusted for the decrease in the Specified Amount. If you elected the Guaranteed Death Benefit to Age 100 rider, your Minimum Monthly Premium will be adjusted for the decrease in Specified Amount.


.. If the Specified Amount is decreased when a premium payment is received, we will process the decrease before we process the premium payment.

.. Rider coverages may be affected by a decrease in Specified Amount.

.. We will reject a decrease in Specified Amount, if, to effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Cash Value of your Policy.

If a requested change is not approved, we will send you a written notice of our decision.


Changes in the additional term life insurance amount will be subject to the same rules discussed above for Specified Amount changes.




                       OTHER OPTIONAL INSURANCE BENEFITS

Subject to certain requirements, you may elect to add one or more of the optional insurance benefits described below. You may add these benefits when you apply for your Policy. These other optional benefits are added to your Policy by an addendum called a rider. As applicable, a charge is deducted monthly from the Fund Value for each optional benefit added to your policy. See "Charges and Deductions." You can cancel these benefits at any time. Certain restrictions may apply, and are described in the applicable rider. In addition, adding or canceling these benefits may have an effect on your Policy's status as a modified endowment contract. See "Tax Considerations." Your agent can describe these extra benefits further.

Contact your agent for more information about these and other riders.



GUARANTEED DEATH BENEFIT TO AGE 100 RIDER


This rider guarantees that during the Insured's lifetime, the policy will not lapse if the Cash Value is insufficient provided certain premium payment conditions are met. To maintain the benefit, total premiums paid less partial surrenders less Outstanding Debt must equal or exceed the cumulative minimum monthly premiums. This rider is not available if you elect coverage under the Term Life Term Rider and/or Additional Term Life Insurance Rider, nor is this rider available if you elect the Guideline Premium/Cash Value Corridor Test when you apply for your policy.


MATURITY EXTENSION RIDER

This rider extends coverage beyond the original maturity date until the date death proceeds become payable. Death proceeds payable upon the surviving Insured's death equal the Cash Value of the Policy at the original maturity date multiplied by a death benefit percentage of 101%. This rider is automatically included in all jurisdictions where available.

ENHANCED MATURITY EXTENSION RIDER

This rider provides the option to extend coverage beyond the original maturity date of the Policy until the date death proceeds become payable such that the death benefit at maturity is determined in the same manner as it was prior to the original maturity date. Death proceeds payable upon the Insured's death on and after the original maturity date will equal the Death Benefit as determined under the Policy using 101% as the applicable percentage of Fund Value.

There is a monthly cost for this rider which is deducted monthly from the Fund Value.


If you elect this rider, the Maturity Extension Rider will not be effective. If you elect to end this rider, we will automatically provide coverage under the Maturity Extension Rider.


ADDITIONAL TERM LIFE INSURANCE RIDER


This rider provides you with a level death benefit to age 100. The Additional Term Life Insurance Rider, unlike the Term Life Term Rider, is combined with the Specified Amount of the policy for purposes of determining if the minimum "corridor" is required to maintain the definition of life insurance under the Internal Revenue Code section 7702. See "Tax Considerations."


SPOUSE'S YEARLY RENEWABLE TERM RIDER

This rider provides for term insurance benefits on the life of the Insured's spouse, to the spouse's age 80.

CHILDREN'S TERM LIFE INSURANCE RIDER


This rider provides term insurance coverage on the lives of the children of the Insured under age 18. The coverage continues to the policy anniversary after the child's 22nd birthday.


ACCIDENTAL DEATH AND DISMEMBERMENT RIDER

This rider pays a benefit amount if the Insured dies or suffers a specified dismemberment as a result of an accident. The accident must occur after the Insured's age 5 and before the Insured's age 70.

PURCHASE OPTION RIDER


This rider provides the option to purchase additional coverage as specified in the rider at specific ages or events without providing additional evidence that the Insured remains insurable.


WAIVER OF MONTHLY DEDUCTION RIDER


This rider provides for the waiver of certain charges while the Insured has a covered disability and the policy is in effect. While the Insured is disabled, no deductions are made for (1) monthly administrative charges, (2) Per $1,000 Specified Amount charges, (3) cost of insurance charges, and (4) rider charges.

WAIVER OF SPECIFIED PREMIUMS RIDER


This rider provides for the waiver of the monthly specified premiums (shown on the rider) while the Insured has a covered disability and the policy is in effect. The specified premiums will be added to the Fund Value on each monthly anniversary net charges. We will allocate net premiums among the Subaccounts and the Guaranteed Interest Account according to your most recent instructions. This rider does not waive the Monthly Deductions due under your Policy.


TERM LIFE TERM RIDER


This rider provides additional death benefits on the life of the Insured until the Insured reaches age 80. The minimum amount of coverage is $25,000. You may convert the rider coverage without evidence of insurability to any level premium, level face amount permanent policy of insurance offered by the Company. The conversion must occur before the Insured's age 65 or 5 years from the issue of the rider, whichever is later.


                             BENEFITS AT MATURITY


The maturity date for this Policy is the policy anniversary following the Insured's 100/th birthday. If the Insured is living on the maturity date, we will pay to you, as an endowment benefit, the Fund Value of the Policy. We will not accept premiums, nor will we take Monthly Deductions, after the maturity date. Payment of the benefit may be deferred until the date of the Insured's death (see Maturity Extension Rider and Enhanced Maturity Extension Rider above in "Other Optional Insurance Benefits"). /


                       SURRENDERS AND PARTIAL SURRENDERS

SURRENDERS

You may cancel and surrender your Policy at any time before the Insured dies by sending a written request together with the Policy to our Administrative Office. Your Policy will terminate at end of the Business Day we receive your request.

The amount you will receive will be your Policy's Fund Value less (1) any surrender charge, and (2) any Outstanding Debt.

A surrender may have adverse tax consequences. See "Tax Considerations."



PARTIAL SURRENDERS


Until the maturity date, you may make a partial surrender request at any time from your Policy by writing us at our Administrative Office. We will process your partial surrender request at the end of Business Day we receive your request.


Your partial surrender must be for at least $500 (plus its fee). We will not allow a partial surrender if your Fund Value after the partial surrender (including the partial surrender fee) would be less than $500 or would result in a Specified Amount in force of less than $100,000. If you have taken a loan on your Policy, we limit the amount of your partial surrender so that the loan amount, after the partial surrender, is not greater than 90% of Cash Value.

You must allocate an amount or percentage of your Fund Value in the Subaccounts and the Guaranteed Interest Account from which we are to take your partial surrender. Allocations by percentages must be in whole percentages and the minimum percentage is 10% against any Subaccount or the Guaranteed Interest Account. Percentages must total 100%. We will reject an allocation which does not comply with the rules or if there is not enough Fund Value in a Subaccount or the Guaranteed Interest Account to provide its share of the allocation. If the Insured dies after the request for a partial surrender is sent to us and before it is effected, the amount of the partial surrender will be deducted from the Death Benefit proceeds. We will determine the Death Benefit proceeds taking into account the amount surrendered.

EFFECT OF PARTIAL SURRENDERS ON FUND VALUE AND DEATH BENEFIT PROCEEDS

If you make a partial surrender and you selected Death Benefit Option 1, we will decrease the Specified Amount of your Policy by the amount of the partial surrender (excluding its fee). If you selected Death Benefit Option 2, a partial surrender will not change the Specified Amount of your Policy. However, if the Death Benefit is not equal to the Fund Value times a death benefit percentage, we will reduce the Death Benefit by the amount of the partial surrender. Under either Death Benefit Option, if the Death Benefit is based on the Fund Value times the applicable death benefit percentage, the Death Benefit may decrease by an amount greater than the partial surrender.

There is a fee for each partial surrender of $10. Partial surrenders may have adverse tax consequences. See "Tax Considerations."

                                     LOANS


You may borrow up to 90% of your Cash Value at any time by writing us at our Administrative Office. (If you request a loan on a Monthly Anniversary Day, the maximum loan is reduced by the Monthly Deduction due on that day.) Your Policy is the only security for the loan. A loan may have tax consequences. You should consult your tax adviser before borrowing from your Policy.



To secure a loan, we transfer an amount equal to the loan proceeds from the Fund Value in the Variable Account and the Guaranteed Interest Account to our Loan Account. You tell us from where we are to transfer this Fund Value. You can specify loan allocations by amount or percentages. Allocations by percentage must in whole percentages and the minimum percentage is 10% against any Subaccount or the Guaranteed Interest Account. If you do not specify an allocation, or if we cannot process your loan allocations because they do not comply with our rules or there is not enough Fund Value in a Subaccount and/or the Guaranteed Interest Account to comply with your request, we will reject your request for a loan. We pay interest monthly on amounts allocated to our Loan Account at an annual rate not less than 4.5%. We may pay excess interest in our sole discretion. We will allocate amounts in the Loan Account that exceed your Outstanding Debt to the Variable Account and/or Guaranteed Interest Account as we determine.


We normally pay the amount of the loan within seven calendar days after we receive a proper request for a loan at our Administrative Office. We may postpone payment of loan under certain conditions. See "Payments and Telephone Transactions."

We charge interest on a loan. Loan interest is payable in arrears on each policy anniversary, and varies by the number of years since we issued your Policy. The interest you must pay on the loan is as follows:


                                           Interest Due (at an
                     Policy Year              annual rate)
                     -----------        -------------------------
                      1 thru 10                   5.25%
                    11 and after                  4.75%


If you do not pay the interest when due, it will become part of the loan and accrue interest accordingly. To secure this "new" loan, we will deduct amounts from the Fund Value of each Subaccount and/or the Guaranteed Interest Account in the same proportion that each bears to total Fund Value on the policy anniversary.

You may repay all or part of the Outstanding Debt (i.e., your loan amount plus interest on the loan) at any time by sending the repayment to our Administrative Office. We will credit repayments on the Business Day that we receive them. You must clearly mark a repayment as a loan repayment or it will be credited as a premium. If a loan repayment is made which exceeds the Outstanding Debt, we will consider the excess to be part of a scheduled premium payment, and the payment will be subject to the rules on acceptance of premium payments.

Upon each loan repayment, we will transfer an amount equal to the loan repayment from the Loan Account to the Variable Account and/or Guaranteed Interest Account according to your current premium allocation instructions.

We deduct any Outstanding Debt from your Cash Value and the Death Benefit proceeds payable on the Insured's death.

EFFECTS OF POLICY LOANS

A loan affects the Policy because we reduce Death Benefit proceeds and Cash Value under the Policy by the amount of Outstanding Debt. Repaying the loan causes the Death Benefit proceeds and Fund Value to increase by the amount of the repayment. As long as there is Outstanding Debt, we will hold an amount in the Loan Account equal to loan amount as collateral. This amount is not affected by the Variable Account's investment performance or interest we credit on amounts allocated to the Guaranteed Interest Account. Amounts transferred from the Variable Account as collateral will affect the Fund Value of your Policy because we credit such amounts with an interest rate we declare rather than a rate of return reflecting the investment performance of the Variable Account.

There are risks involved in taking a loan, a few of which include the potential for your Policy to terminate if, after your third policy anniversary (or, in some instances, the third anniversary following an increase in Specified Amount), projected earnings taking into account Outstanding Debt are not achieved. A loan may have adverse tax consequences. See "Tax Considerations."

We will notify you if your Policy is in risk of termination and has entered a 61-day grace period. See "Termination."

                                  TERMINATION

GENERAL

Your Policy will remain in effect as long as:


  1.it has a Cash Value greater than zero and you make any required additional premium payments during the 61-day grace period; or



  2.you have elected the Guaranteed Death Benefit to Age 100 Rider and you have met all the requirements of the rider, and you make any required additional premium payments during the 61-day Grace Period.



If your policy does not meet the conditions specified above, it will be in default. In that case, we will mail you a notice of insufficient premium that will inform you the premium you must pay to keep your Policy in effect. You must pay this premium amount within the 61-day grace period from the date we send notice to you. If you do not pay the required premium, your Policy will end.


We have different special rules relating to termination during the first three policy years and for three policy years following an increase in Specified Amount if that increase became effective during the first three policy years.

If you have elected the Guaranteed Death Benefit Rider to Age 100, there are separate rules relating to termination.


SPECIAL RULES FOR FIRST THREE POLICY YEARS

During the first three policy years (or the first three policy years following an increase in Specified Amount during that period), we guarantee that your Policy will not lapse if, on each Monthly Anniversary Day, either:

.. Your Policy's Cash Value is greater than zero; or

.. The sum of the premiums paid minus all partial surrenders (excluding related fees), minus any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your Policy has been in effect (or number of months from the most recent increase in Specified Amount) (we refer to this as the Minimum Monthly Premium test).

Your Policy may be at risk of termination if:

.. The insufficiency occurs at any other time; or

.. The Minimum Monthly Premium test has not been met during the first three policy years (as described above).

AMOUNTS YOU MUST PAY TO KEEP YOUR POLICY

If you receive a notice of insufficient premium, you must pay the amount stated in the notice to keep your Policy in effect. In general, the amount you must pay will vary based on the policy year of your Policy.

During the first three policy years (or within three years of an increase in Specified Amount during that period), you must pay:


  1.the Minimum Monthly Premium not paid; plus



  2.one succeeding Minimum Monthly Premium.


After the third policy anniversary (or after three years from the most recent increase in Specified Amount during that period), you must pay:


  1.the Monthly Deduction not paid; plus



  2.an amount equal to two succeeding Monthly Deductions plus the amount of the deductions from premiums for various taxes and the sales charge.


YOUR POLICY WILL REMAIN IN EFFECT DURING THE GRACE PERIOD

Your Policy will remain in effect through the grace period. This means that if the Insured should die during the grace period, a Death Benefit would still be payable, although we would reduce the Death Benefit proceeds by the unpaid Monthly Deduction as well as the Monthly Deduction for the month of death and by the amount of any Outstanding Debt.

For Policies issued in the State of New Jersey, we would calculate the Death Benefit as follows. If the Insured dies during the grace period, the death benefit proceeds will equal the amount of the death benefit immediately before the start of the grace period, reduced by


  1.the lesser of any balance needed for the Minimum Monthly Premium for the following month or any balance needed for the Monthly Deduction; and



  2.any Outstanding Debt.

If you do not pay the required premium before the grace period ends, your Policy will terminate. It will have no value and no benefits will be payable. However, you may reinstate your Policy within certain circumstances.


FOR POLICIES WITH GUARANTEED DEATH BENEFIT TO AGE 100 RIDER



If Guaranteed Death Benefit to Age 100 Rider Is In Effect: The Specified Amount of your Policy and most rider coverages will not lapse during the guarantee period even if the Cash Value is not enough to cover all the deductions from the Fund Value on any Monthly Anniversary Day if the Guaranteed Death Benefit to Age 100 Rider is in effect through satisfaction of the cumulative minimum monthly premium test.







While the Guaranteed Death Benefit to Age 100 Rider is in effect, the Fund Value of your Policy will be reduced by Monthly Deductions but not below zero. During the guarantee period, we will waive any Monthly Deduction that will reduce the Fund Value below zero. If the Guaranteed Death Benefit to Age 100 Rider is elected, but not in effect and your Cash Value is not greater than zero, you will receive a notice of insufficient premium.



See your rider for more information.




REINSTATEMENT

If you have not surrendered your Policy and it is before the maturity date, you may reinstate your Policy within five years after the Monthly Anniversary Day at the beginning of the grace period. To reinstate your Policy, you must provide us the following four items:


  1.a written application;



  2.satisfactory evidence to us of the insurability of the Insured;



  3.payment of a premium large enough to cover:


    a.the balance we told you in the notice of insufficient premium that was necessary to keep your Policy in effect; and

    b.an amount sufficient to keep your Policy in force for at least one month from the reinstatement date; and


  4.payment or reinstatement of any Outstanding Debt you owe us on the Policy, plus payment of interest on any reinstated Debt from the beginning of the grace period to the end of the grace period at the rate which applies to policy loans on the date of reinstatement. This is an annual rate of 5.25% for Policy Years 1 through 10 and 4.75% for Policy years 11 and after.


We will reinstate any surrender charge that would have been outstanding on the date of reinstatement had the Policy remained in force.


Your Fund Value on the date of reinstatement will be based on the reinstated charge, the net premium paid, the reinstated Debt, and any Monthly Deduction due on the reinstatement date. Should we reinstate your Policy, your Policy will be reinstated on the Monthly Anniversary Day that falls on, or immediately precedes, the date we approved your application for reinstatement. At that time, we will allocate Fund Value minus, if applicable, Outstanding Debt among the Subaccounts and the Guaranteed Interest Account according to your most recent scheduled premium payment allocation instructions.


                      PAYMENTS AND TELEPHONE TRANSACTIONS


You may send your written request for payment or transfer request to our Administrative Office or give it to one of our authorized agents. We will ordinarily pay any Death Benefit proceeds, loan proceeds or surrender or partial surrender proceeds in a lump sum within seven days after receipt at our Administrative Office of all the documents required for such a payment.

Other than the Death Benefit proceeds, which we determine as of the date the Insured's death, the amount we pay or transfer, as appropriate, is as of the end of the Business Day during which our Administrative Office receives all required documents. We may pay your surrender proceeds or Death Benefit proceeds as a lump sum or under one of our Settlement Options. See "Settlement Options."

Any Death Benefit proceeds that we pay in one lump sum will include interest from the date of death to the date of payment. The interest we pay will be at a rate determined by the state where we delivered your Policy. We may delay making a payment or processing a transfer request if:

.. the New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC;

.. an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets; or

.. for such other periods as the SEC by order may permit.

We may also defer making payments attributable to a check that has not cleared the bank on which it is drawn. We reserve the right to defer payments from the Guaranteed Interest Account for up to six months.

If mandated under applicable law, we may be required to reject a premium payment. We may also be required to block an Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits, until instructions are received from the appropriate regulator.

TELEPHONE TRANSACTIONS

You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone if you have completed and signed a telephone transfer authorization form, and we have received that form at our Administrative Office. You may elect these privileges when you apply for the Policy. We may record all or part of any telephone conversation with respect to transfer and allocation instructions. We will process your telephone instructions as of the end of the Business Day that we receive them, subject to the limitations stated in this prospectus. We will only accept telephone transfer and allocation instructions if they are complete and correct.

We have adopted guidelines (which we believe to be reasonable) relating to telephone transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions. If these procedures are followed, the we will not be liable for, and you will therefore bear the entire risk of, any loss as a result of our following telephone instructions if such instructions prove to be fraudulent. A copy of the guidelines and our form for electing telephone transfer privileges is available from your agent or by calling us at 1-800-487-6669.

Please note that our telephone system may not always be available. Any telephone system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability under all circumstances. If your are experiencing problems, you may make your transaction request by writing our Administrative Office.

                              TAX CONSIDERATIONS



The following provides a general description of the federal income tax considerations relating to the Policy. This discussion is based upon our understanding of the present federal income tax laws as the Internal Revenue Service ("IRS") currently interprets them. This discussion is not intended as tax advice. Tax laws are very complex and tax results will vary according to your individual circumstances. A person considering the purchase of the Policy may need tax advice. It should be understood that these comments on federal income tax consequences are not an exhaustive discussion of all tax questions that might arise under the Policy. This discussion does not address other Federal tax issues such as estate, gift, and generation skipping transfer taxes, or state and local income, estate, and inheritance tax consequences associated with this Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.



Under Section 7702 of the Code, a Policy will be treated as a life insurance policy for federal tax purposes if one of two alternate tests are met. These tests are:



 (1) Cash Value Accumulation Test



 (2) Guideline Premium/Cash Value Corridor Test



When you apply for a Policy you will irrevocably choose which of the two tests will be applied to your Policy.



We believe that the Policy meets this statutory definition of life insurance and hence will receive federal income tax treatment consistent with that of fixed life insurance. Thus, the death benefit should be excludable from the gross income of the beneficiary (whether the beneficiary is a corporation, individual or other entity) under Section 101(a)(1) of the Code for purposes of the regular federal income tax. You generally should not be considered to be in constructive receipt of the cash values under the Policy until a full surrender, maturity of the Policy, or a partial surrender. In addition, certain Policy loans may be taxable in the case of policies that are modified endowment contracts.



MODIFIED ENDOWMENT CONTRACTS



The Technical and Miscellaneous Revenue Act of 1988 established a new class of life insurance contracts referred to as modified endowment contracts. A life insurance contract becomes a "modified endowment contract" if, at any time during the first seven contract years, the sum of actual premiums paid exceeds the sum of the "seven-pay premium."



Changes in benefits may require testing to determine if the Policy is to be classified as a modified endowment contract. A modified endowment contract is treated differently for tax purposes then a contract which is not a modified endowment contract.



Pre-death distributions from modified endowment contracts may result in taxable income. Upon full surrender or maturity of the Policy, the Policy owner would recognize ordinary income for federal income tax purposes. Ordinary income will equal the amount by which the Cash Value plus Outstanding Debt exceeds the investment in the Policy. (The investment in the Policy is usually the premiums paid plus certain pre-death distributions that were taxable less any premiums previously recovered that were excludable from gross income.) Upon partial surrenders and Policy loans the Policy owner would recognize ordinary income to the extent allocable to income (which includes all previously non-taxed gains) on the Policy. The amount allocated to income is the amount by which the Fund Value of the Policy exceeds investment in the Policy immediately before distribution. The tax law provides for aggregation of two or more policies classified as modified endowment contracts if:



  1.The policies are purchased from any one insurance company (including the Company), and



  2.The purchases take place during a calendar year.

The policies are aggregated for the purpose of determining the part of the pre-death distributions allocable to income on the policies and the part allocable to investment in the policies.



Amounts received under a modified endowment contract that are included in gross income are subject to an additional tax. This additional tax is equal to 10% of the amount included in gross income, unless an exception applies. The 10% additional tax does not apply to any amount received when the taxpayer is at least 59 1/2 years old and in certain other situations.



A contract may not be a modified endowment contract originally but may become one later. Treasury Department regulations, yet to be prescribed, cover pre-death distributions received in anticipation of the Policy's failure to meet the seven-pay premium test. These distributions are to be treated as pre-death distributions from a modified endowment contract (and, therefore, are to be taxed as described above). This treatment is applied even though the Policy was not yet a modified endowment contract. The Code defines a distribution in anticipation of failing the test as one made within two years of the Policy being classified as a modified endowment contract.



It is unclear whether interest paid (or accrued by an accrual basis taxpayer) on Outstanding Debt with respect to a modified endowment contract constitutes interest for federal income tax purposes. If it does constitute interest, its deductibility will be subject to the same limitations as modified endowment contracts.



POLICIES WHICH ARE NOT MODIFIED ENDOWMENT CONTRACTS



If a Policy is not a modified endowment contract distributions are treated as follows. Upon a full surrender or maturity of a Policy for its Cash Value, the excess if any, of the Cash Value plus Outstanding Debt minus the cost basis under a Policy will be treated as ordinary income for federal income tax purposes. A Policy's cost basis will usually equal the premiums paid less any premiums previously recovered through partial surrenders. Under Section 7702 of the Code, special rules apply to determine whether part or all the cash received through partial surrenders in the first 15 Policy years is paid out of the income of the Policy and therefore subject to income tax. Cash distributed to a Policy owner on partial surrenders occurring more than 15 years after the Policy date will be taxable as ordinary income to the Policy owner to the extent that it exceeds the cost basis under a Policy.



We believe that loans received under policies that are not modified endowment contracts will be treated as indebtedness of the owner. Thus, no part of any loan under the Policy will constitute income to the owner until the Policy matures, unless the Policy is surrendered before it matures. Interest paid (or accrued by an accrual basis taxpayer) on a loan under a Policy that is not a modified endowment contract may be deductible. Deductibility will be subject to several limitations, depending upon (1) the use to which the proceeds are put and (2) the tax rules applicable to the Policy owner.



Other tax law provisions may limit the deduction of interest payable on loan proceeds that are used to purchase or carry certain life insurance policies.



The Company Does Not Make Any Guarantee Regarding The Tax Status Of Any Policy.





CHARGE FOR COMPANY INCOME TAXES



For federal income tax purposes, variable life insurance generally is treated in a manner consistent with fixed life insurance. The Company will review the question of a charge to the Variable Account for the Company's federal income taxes periodically. A charge may be made for any federal income taxes incurred by the Company that are attributable to the Variable Account. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws or in the cost to the Company, the Company reserves the right to charge the Variable Account for any such taxes attributable to the Variable Account.

                           OTHER POLICY INFORMATION

EXCHANGE PRIVILEGE

During the first 24 months following the Policy Date, you may exchange your Policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the Subaccounts of the Variable Account is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your Policy for the equivalent of a flexible premium universal life policy. No charge is imposed on the transfer when you exercise the exchange privilege.

SETTLEMENT OPTIONS

We offer the following settlement options as alternatives to the payment of Death Benefit proceeds or Cash Value in a lump sum:


Option 1. Interest Income -- Under this option, we hold the proceeds and credit the interest earned on those proceeds to the payee. We set the rate of interest for each year, but that rate will never be less than 2 3/4% a year. This Option will continue until the earlier of the date the payee dies or the date you elect another settlement option.



Option 2. Income for Specified Period -- Under this option, the payee receives an income for the number of years chosen. We then calculate an income that will be based on the Minimum Monthly Income Table 2 for that period. Note that the longer the period selected (i.e., number of years) the lower the dollar amount per $1,000 of proceeds. Payments may be increased by additional interest as we may determine for each year.



Option 3. Single Life Income -- Under this option, a number of years called the period certain is chosen. We will then pay income to a single payee for as long as that payee lives or for the number of years chosen (the period certain), whichever is longer. If the payee dies after the end of the period certain, the income payments will stop. The period certain elected may be: (a) 0, 10, or 20 years; or (b) until the total income payments equal the proceeds applied (this is called a refund period certain).



We will calculate the amount of the income payments on the date the proceeds become payable. This amount will be at least as much as the applicable amount show in the Minimum Monthly Income Table 3 shown in your Policy. The income amounts are based on the 1983 Table a (discrete functions, without projections for future mortality) with 3 1/2% interest.


If the income payments for the period certain elected are the same as income payments based on another available longer period certain, we will deem an election to have been made for the longer period certain.


Option 3A. Joint Life Income -- We pay income during the joint lifetime of two people (the payee and another person). That means if one person dies, we will continue to pay the same income (or a lesser income) to the survivor for as long as the survivor lives.


The survivor may receive the same dollar amount that we were paying before the first payee died or two-thirds of that amount depending on the election made at the time of settlement. Note that if the lesser (two-thirds) amount paid to the survivor is elected, the dollar amount payable while both persons are living will be larger than it would have been if the same amount paid to the survivor had been elected.


We will calculate the amount of income payable while both persons are living (the joint lifetime) on the date the proceeds become payable. This amount will be at least as much as the applicable amount shown in the Minimum Monthly Income Table 3A shown in your Policy. The minimum income amounts are based on the 1983 Table "a" (discrete functions, without projections for future mortality) with 3 1/2% interest.

If a person for whom Option 3A is chosen dies before the first income amount is payable, the survivor will receive settlement instead under Option 3 with 10 years certain.


Option 4.   Income of Specified Amount -- Under this option, the dollar amount of the income payments is chosen. We will pay that amount for as long as the proceeds and interest last, but the dollar amount chosen must add up to a yearly amount of at least 10% of the proceeds applied. Interest will be credited annually on the balance of the proceeds. We set the rate of interest for each year, but that rate will never be less than 2 3/4% a year.


We also may pay proceeds under any other option to which we and the payee may agree.

In selecting a settlement option: (1) the proceeds applied must be at least $1,000; and (2) the payee cannot be a corporation, association, or fiduciary. We will make payments under a settlement option monthly unless you or the payee request that we make the payments quarterly, semiannually or annually. If payments of the chosen frequency would be less than $25 each, we may use a less frequent payment basis.

You, while the Insured is living, or your payee (not more than one month after the proceeds become payable) may select a settlement option by writing us at our Administrative Office. Please review your Policy for more information about the settlement options.

ASSIGNMENT


You may assign any interest in your Policy to another person. You must send written notice of the assignment to us at our Administrative Office. The assignment will take effect once we have recorded the assignment. We may rely solely on the statement of the assignee as to the amount of his or her interest. All assignments will be subject to Outstanding Debt. Please see your Policy for more information.


DIVIDENDS

This Policy is non-participating. We do not pay dividends on the Policy.

INCONTESTABILITY


The Policy limits our right to contest the Policy as issued or as increased, except for material misstatements contained in the application or a supplemental application, after it has been in force during the Insured's lifetime for a minimum period, generally for two years from the Policy Date, or effective date of the increase in Specified Amount.


SUICIDE EXCLUSION

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date or reinstatement date, we will limit the Death Benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an Insured dies by suicide, while sane or insane, within two years of the effective date of any increase in the Specified Amount, the amount payable with respect to that increase will be limited to the cost of insurance charges you paid with respect to such increase.

MISSTATEMENT OF AGE OR SEX

We will adjust Death Benefit proceeds if you misstated the Insured's age or sex in your application.

OTHER CHANGES TO YOUR POLICY

At any time, we may make such changes in the Policy as are necessary:

.. to assure compliance at all times with the definition of life prescribed by the Internal Revenue Code;

.. to make the Policy, our operations, or the operation of the Variable Account conform with any law or regulation issued by any government agency to which they are subject; or

.. to reflect a change in the operation of the Variable Account, if allowed by the Policy.

Only one of our executive officers has the right to change the Policy. No agent has the authority to change the Policy or waive any of its terms. An executive officer of the Company must sign all endorsements, amendments, or riders to be valid.

REPORTS

We will send you a report at least annually showing the then current status of your Policy. It will set forth:


since the last report date:


.. premiums received;

.. expense charges (including transfer charges, if any);

.. cost of insurance and any riders;

.. interest earned on Fund Value in the Loan Account and in the Guaranteed
  Interest Account; and

.. any partial surrenders (and their fees).

as of the current report date:

.. Death Benefit;

.. Specified Amount; and

.. Outstanding Debt.

as of the current and prior report dates:

.. Fund Value;

.. Subaccount Unit values;

.. Fund Value in the Guaranteed Interest Account; and

.. any other information required by law.

We also will send you an annual and a semi-annual report for each Fund in which you are investing, as required by the 1940 Act.

LEGAL PROCEEDINGS


The Company, like all other companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or the Variable Account.

                            ADDITIONAL INFORMATION

SALE OF THE POLICIES


We have entered into a distribution agreement with MONY Securities Corporation ("MSC"), a wholly owned subsidiary of MONY Life Insurance Company, to act as principal underwriter and for the distribution and sale of the Policies. MSC's principal business address is 1740 Broadway, New York, New York 10019. MSC is registered as a broker dealer under the Securities Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").





MSC offers the Policies through its registered representatives who are registered with the NASD and with the states in which they do business and are also licensed as life insurance agents of the Company. More information about MSC and its registered persons is available at http://www.nasdr.com or by calling 1(800) 289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.



Except where MSC has authorized other broker/dealers to sell the Policies (as described in the preceding paragraph), compensation payable for the sale of the Policies will be based upon the following schedule. After issue of the Policy, commissions will equal at most 50% of premiums paid up to a maximum amount. Thereafter, commissions will equal at most 3.8% of any additional premiums plus, beginning in the second policy year on each succeeding quarterly anniversary for so long as the policy shall remain in effect, an annualized rate of 0.25% of the Fund Value of the Policy. Upon any subsequent increase in Specified Amount, commissions will equal at most 50% of premiums paid on or after the increase up to a maximum amount. Thereafter, commissions will return to no more than the 3.8% level. Further, registered representatives may be eligible to receive certain bonuses and other benefits based on the amount of earned commissions.



In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by Company, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise. The Company makes no separate deductions, other than previously described, from premiums to pay sales commissions or sales expenses.


MSC will receive 12b-1 fees from certain of the Funds as compensation for providing certain distribution and shareholder support services.

MSC may enter into selling agreements with other broker dealers that are members of the NASD and whose representatives are authorized by applicable law to sell variable life insurance policies. Commissions paid to these broker dealers for their representatives will not exceed the commissions described above. The selling agreement does not restrict these broker dealers from retaining a portion of commissions.


We intend to recapture commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to the Policy owners or the Variable Account.



MSC receives fees for the sale of the Policies. In 1999, 2000, and 2001, MSC received, in aggregate, fees of $19,962,361, $19,810,966 and $17,532,005, respectively.



MSC also acts as principal underwriter for other variable products and distributes non-proprietary variable products and mutual funds.



We offer the Policies on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

LEGAL MATTERS

Legal matters in connection with the Policy have been passed on by Arthur D. Woods, Vice President- Variable Products and Broker-Dealer Operations Counsel of the MONY Life Insurance Company of America. Robert Levy, Vice President - Chief Tax and Benefits Counsel of MONY Life Insurance Company of America has passed upon legal matters relating to the federal income tax laws.

EXPERTS

The audited financial statements for the Company included in this prospectus and in the registration statement have been audited by PricewaterhouseCoopers LLP, independent accountants, as indicated in their report herein. The audited financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York, 10036.


Actuarial matters included in the prospectus have been examined by Pamela Duffy, Vice President, whose opinion we filed as an exhibit to the registration statement.


You should distinguish the financial statements of the Company included in this prospectus from the financial statements of the Variable Account. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. You should not consider the financial statements of the Company as the affecting investment performance of the assets held in the Variable Account.

EXECUTIVE OFFICERS AND DIRECTORS


The directors and officers of the Company are listed below. The business address for all directors and officers of MONY Life Insurance Company of America is 1740 Broadway, New York, New York 10019. All the officers have held their respective positions for five or more years unless otherwise noted.





Name              Age                    Position and Offices with the Company
----              ---                    -------------------------------------
Michael I. Roth   56  Director, Chairman and Chief Executive Officer. Chairman of the Board
                      (since 1993) and Chief Executive Officer (since January 1993) of MONY and
                      Director of various MONY subsidiaries.

Samuel J. Foti    50  Director, President and Chief Operating Officer. President and Chief
                      Operating Officer (since 1994) and Director (since 1993) of MONY.

Kenneth M. Levine 55  Director and Executive Vice President. Executive Vice President (since 1990)
                      and Chief Investment Officer (since 1991) of MONY and Director of various
                      MONY subsidiaries.

Richard Daddario  54  Director, Vice President and Controller. Executive Vice President and Chief
                      Financial Officer (since 1994) of MONY and Director of various MONY subsidiaries.

Michael Slipowitz 41  Director, Vice President and Actuary (since 2002). Senior Vice President
                      (since March 2002); Chief Actuary (since January 2002); and Vice President
                      (1993 to 2001) of MONY.

Margaret G. Gale  50  Director and Vice President. Vice President (since 1991) and Vice
                      President--Policyholder Services (1988 to 1991) of MONY.

Steven G. Orluck  49  Director and Vice President. Executive Vice President (since 2002) and
                      Senior Vice President and Chief Distribution Officer (since 1998) of MONY.
                      Prior to 1998, Mr. Orluck was a Vice President of Metropolitan Life
                      Insurance Company.

Name                  Age                    Position and Offices with the Company
----                  ---                    -------------------------------------
Evelyn L. Peos        45  Director (since 2002) and Vice President (since 1990). Senior Vice President
                          (since 2002); Vice President (1993 to 2002); and Vice President--Individual
                          Product Actuary (1988 to 1993) of MONY Life.

Frederick C. Tedeschi 55  Director and Vice President (since 2002). Vice President and Chief
                          Compliance Officer (since 2002); Chief Securities Compliance Officer (since
                          2001); and Vice President and Chief Counsel (1989 to 2000) of MONY.

Sam Chiodo            54  Vice President. Vice President (since 2002) and Vice President--Corporate &
                          Strategic Marketing (1996 to 2002) of MONY.

William D. Goodwin    51  Vice President. Senior Vice President (since 1989) of MONY (since
                          November 1998). Senior Managing Director of MONY (1989 to 1998).

Richard E. Connors    49  Director. Senior Vice President (since 1994) of MONY and Director of various MONY subsidiaries.

David S. Waldman      53  Secretary. Vice President--Chief Counsel, Operations (since 2001) and
                          Senior Counsel, Operations (1992 to 2001) of MONY.

David V. Weigel       55  Treasurer. Vice President and Treasurer (since 2000) and Vice President--
                          Treasurer (1994 to 2000) of MONY and Treasurer of various MONY subsidiaries.



No officer or director listed above receives any compensation from MONY America Variable Account L. Neither the Company nor any of its affiliates have paid any separately allocable compensation to any person listed for services rendered to the Account.


OTHER INFORMATION

We have filed a registration statement with the SEC under the Securities Act of 1933, as amended, for the Policies being offered here. This prospectus does not include all of the information set forth in the registration statement, its amendments, and exhibits. Statements in this prospectus about the content of the Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC. You may obtain these documents from the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees, or by assessing the SEC's website at http://www.sec.gov.

                             POLICY ILLUSTRATIONS

Upon request, the Company will send you an illustration of future benefits under the Policy based on both guaranteed and current cost assumptions.

                            PERFORMANCE INFORMATION

We may advertise the performance of the MONY America Variable Account L's Subaccounts. We will also report performance to Owners and may make performance information available to prospective purchasers.

Performance information may show the change in an Owner's Fund Value in one or more Subaccounts, or as a change in an Owner's death benefit. Performance information may be expressed as a change in an Owner's Fund Value over time or in terms of the average annual compounded rate of return on the Owner's Fund Value. Such performance is based upon a hypothetical policy in which premiums have been allocated to a particular

Subaccount over certain periods of time that will include one, five and ten years, or from the commencement of operation of the Subaccount if less than one, five, or ten years. Any such quotation may reflect the deduction of all applicable charges to the Policy including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The quotation may also reflect the deduction of the surrender charge, if applicable, by assuming surrender at the end of the particular period. However, other quotations may simultaneously be given that do not assume surrender and do not take into account any deduction charges imposed by the Policy.

Performance information for the Variable Account may be compared in advertisements, sales literature, and reports to Owners to:


  1.Other variable life separate accounts or investment products tracked by research firms, ratings services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria, and



  2.The Consumer Price Index (measure for inflation) to assess the real rate of return from the purchase of a policy.


Reports and promotional literature may also contain the Company's rating or a rating of the Company's claim paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

Performance information for any Subaccount reflects only the performance of a hypothetical Policy whose Cash Value is allocated to the Variable Account during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolios of the Funds in which MONY America Variable Account L invests. The market conditions during the given period of time should not be considered as a representation of what may be achieved in the future.

We may also use performance in cases where we add new Subaccounts which purchase shares of underlying Funds in existence prior to the formation of such Subaccounts. In such cases we will use the historical performance of the Fund with the current expenses of the applicable Subaccount under the Policy.

            FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS


                                                              Page
                                                              -----
With respect to MONY America Variable Account L (MONY
Variable Universal Life and MONY Survivorship Variable
Universal Life)
  No financial statements are included because although
  MONY America Variable Account L commenced operations in
  1985, the subaccounts available to policyholders had not
  commenced operations as of December 31, 2001.
With respect to MONY America Variable Account L (MONY
  Custom Equity Master)
  Report of Independent Accountants..........................   F-3
  Statement of assets and liabilities as of December 31,
   2001......................................................   F-4
  Statement of operations for the period ended December 31,
   2001......................................................   F-8
  Statement of changes in net assets for the years ended
   December 31, 2001 and December 31, 2000...................  F-12
  Notes to financial statements..............................  F-21
With respect to MONY America Variable Account L (MONY
  Custom Estate Master)
  Report of Independent Accountants..........................  F-26
  Statement of assets and liabilities as of December 31,
   2001......................................................  F-27
  Statement of operations for the period ended December 31,
   2001......................................................  F-31
  Statement of changes in net assets for the years ended
   December 31, 2001 and December 31, 2000...................  F-36
  Notes to financial statements..............................  F-44
With respect to MONY America Variable Account L (Corporate
  Sponsored Variable Universal Life)
  Report of Independent Accountants..........................  F-48
  Statement of assets and liabilities as of December 31,
   2001......................................................  F-49
  Statement of operations for the period ended December 31,
   2001......................................................  F-55
  Statement of changes in net assets for the years ended
   December 31, 2001 and December 31, 2000...................  F-61
  Notes to financial statements..............................  F-74
With respect to MONY America Variable Account L (Strategist
  and MONYEquity Master)
  Report of Independent Accountants..........................  F-79
  Statement of assets and liabilities as of December 31,
   2001......................................................  F-81
  Statement of operations for the period ended December 31,
   2001......................................................  F-87
  Statement of changes in net assets for the years ended
   December 31, 2001 and December 31, 2000...................  F-93
  Notes to financial statements.............................. F-102
With respect to MONY America Variable Account L (Combined)
  Report of Independent Accountants.......................... F-108
  Combined statement of assets and liabilities as of
   December 31, 2001......................................... F-109
  Combined statement of operations for the period ended
   December 31, 2001......................................... F-110
  Combined statement of changes in net assets for the years
   ended December 31, 2001 and December 31, 2000............. F-111
  Notes to financial statements.............................. F-112

With respect to MONY Life Insurance Company of America:

  Report of Independent Accountants.......................... F-116
  Balance sheets as of December 31, 2001 and 2000............ F-117
  Statements of income and comprehensive income for the
   years ended December 31, 2001, 2000 and 1999.............. F-118
  Statements of changes in shareholder's equity for the
   years ended December 31, 2001, 2000 and 1999.............. F-119
  Statements of cash flows for the years ended December 31,
   2001, 2000 and 1999....................................... F-120
  Notes to financial statements.............................. F-121

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- MONY Custom Equity Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Custom Equity Master's Subaccounts of MONY America Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001

                                                            MONY Custom Equity Master
                               -----------------------------------------------------------------------------------
                                          MONY Series Fund, Inc.                 Enterprise Accumulation Trust
                               --------------------------------------------- -------------------------------------
                                                                                            Small
                               Intermediate Long Term  Government   Money                  Company
                                Term Bond      Bond    Securities   Market     Equity       Value       Managed
                                Subaccount  Subaccount Subaccount Subaccount Subaccount   Subaccount   Subaccount
                               ------------ ---------- ---------- ---------- -----------  -----------  -----------
           ASSETS
Shares held in
  respective Funds............     123,867     175,109    148,951  7,436,577     456,178      454,647      475,937
                                ==========  ========== ========== ========== ===========  ===========  ===========
Investments at cost...........  $1,364,712  $2,292,251 $1,671,453 $7,436,577 $ 9,593,137  $ 9,973,282  $10,581,745
                                ==========  ========== ========== ========== ===========  ===========  ===========
Investments in respective
  Funds, at net asset value...  $1,395,985  $2,342,958 $1,706,976 $7,436,577 $ 7,910,126  $ 8,906,544  $ 9,328,371
Amount due from MONY America..      14,018      11,694      7,483    123,152      37,600       77,279       31,602
Amount due from respective
  Funds.......................       1,055       2,280      1,893      6,898       9,761       17,882       20,638
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
       Total assets...........   1,411,058   2,356,932  1,716,352  7,566,627   7,957,487    9,001,705    9,380,611
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
         LIABILITIES
Amount due to MONY America....       1,285       2,673      2,182      8,140      11,133       19,365       22,228
Amount due to respective Funds      14,018      11,694      7,483    123,152      37,600       77,279       31,602
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
       Total liabilities......      15,303      14,367      9,665    131,292      48,733       96,644       53,830
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
Net assets....................  $1,395,755  $2,342,565 $1,706,687 $7,435,335 $ 7,908,754  $ 8,905,061  $ 9,326,781
                                ==========  ========== ========== ========== ===========  ===========  ===========
Net assets consist of:
  Contractholders'
   net payments...............  $1,289,121  $2,175,950 $1,596,702 $7,103,115 $ 9,298,869  $ 8,193,510  $ 9,896,605
  Undistributed net
   investment income (loss)...      64,964      90,630     51,644    332,220   2,455,507    2,606,829    3,633,112
  Accumulated net realized
   gain (loss) on investments.      10,397      25,278     22,818          0  (2,162,611)    (828,540)  (2,949,562)
  Net unrealized appreciation
   (depreciation)
   of investments.............      31,273      50,707     35,523          0  (1,683,011)  (1,066,738)  (1,253,374)
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
Net assets....................  $1,395,755  $2,342,565 $1,706,687 $7,435,335 $ 7,908,754  $ 8,905,061  $ 9,326,781
                                ==========  ========== ========== ========== ===========  ===========  ===========
Number of units outstanding*..     119,810     209,209    146,574    649,426     887,133      641,682      941,722
                                ----------  ---------- ---------- ---------- -----------  -----------  -----------
Net asset value per unit
  outstanding*................  $    11.65  $    11.20 $    11.64 $    11.45 $      8.91  $     13.88  $      9.90
                                ==========  ========== ========== ========== ===========  ===========  ===========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                          MONY Custom Equity Master
-------------------------------------------------------------------------------------------------------------
                                        Enterprise Accumulation Trust
-------------------------------------------------------------------------------------------------------------
                                                     Small
International High Yield               Growth and   Company     Equity      Capital    Multi-Cap
   Growth        Bond       Growth       Income      Growth     Income    Appreciation   Growth      Balanced
 Subaccount   Subaccount  Subaccount   Subaccount  Subaccount Subaccount   Subaccount  Subaccount   Subaccount
 ----------   ----------  -----------  ----------  ---------- ----------  ------------ -----------  ----------

    621,963      504,139    4,013,478   1,490,756     671,591    422,686      763,825      754,660    118,961
 ==========   ==========  ===========  ==========  ========== ==========   ==========  ===========   ========
 $3,593,442   $2,256,897  $22,224,931  $8,703,898  $5,268,225 $2,219,949   $5,012,388  $ 7,076,132   $571,584
 ==========   ==========  ===========  ==========  ========== ==========   ==========  ===========   ========

 $2,693,101   $2,187,964  $20,910,220  $8,064,992  $5,285,420 $2,121,883   $4,346,163  $ 6,361,782   $578,152

     18,575       16,077       76,413      45,234      37,580     15,502       31,245       23,038      5,716

      2,515       15,715       37,981      11,490      18,826      3,368        6,867        4,950      1,502
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------
  2,714,191    2,219,756   21,024,614   8,121,716   5,341,826  2,140,753    4,384,275    6,389,770    585,370
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------

      2,969       16,086       41,564      12,854      19,712      3,724        7,609        6,037      1,598

     18,575       16,077       76,413      45,234      37,580     15,502       31,245       23,038      5,716
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------
     21,544       32,163      117,977      58,088      57,292     19,226       38,854       29,075      7,314
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------
 $2,692,647   $2,187,593  $20,906,637  $8,063,628  $5,284,534 $2,121,527   $4,345,421  $ 6,360,695   $578,056
 ==========   ==========  ===========  ==========  ========== ==========   ==========  ===========   ========

 $3,442,925   $2,136,275  $22,816,837  $8,657,693  $5,090,841 $2,202,523   $5,014,900  $ 8,833,536   $574,572

    492,118      218,058      100,435      32,934     164,714     14,319      175,477      (28,112)     5,726

   (342,055)     (97,807)    (695,924)     11,907      11,784      2,751     (178,731)  (1,730,379)    (8,810)

   (900,341)     (68,933)  (1,314,711)   (638,906)     17,195    (98,066)    (666,225)    (714,350)     6,568
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------
 $2,692,647   $2,187,593  $20,906,637  $8,063,628  $5,284,534 $2,121,527   $4,345,421  $ 6,360,695   $578,056
 ==========   ==========  ===========  ==========  ========== ==========   ==========  ===========   ========
    309,095      206,143    2,036,137     758,620     338,648    208,347      371,317      818,793     59,101
 ----------   ----------  -----------  ----------  ---------- ----------   ----------  -----------   --------

 $     8.71   $    10.61  $     10.27  $    10.63  $    15.60 $    10.18   $    11.70  $      7.77   $   9.78
 ==========   ==========  ===========  ==========  ========== ==========   ==========  ===========   ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                              MONY Custom Equity Master
                               -------------------------------------------------------
                                Enterprise Accumulation Trust
                               -------------------------------
                                                                              Dreyfus
                                                                             Socially
                               Worldwide   Emerging   Mid-Cap     Dreyfus   Responsible
                                 Growth   Countries    Growth   Stock Index   Growth
                               Subaccount Subaccount Subaccount Subaccount  Subaccount
                               ---------- ---------- ---------- ----------- -----------
           ASSETS
Shares held in respective
  Funds.......................    8,136      14,394     31,572     210,757      31,404
                                =======    ========   ========  ==========  ==========
Investments at cost...........  $69,276    $127,468   $229,365  $6,560,201  $  929,350
                                =======    ========   ========  ==========  ==========
Investments in respective
  Funds, at net asset value...  $72,573    $137,027   $242,470  $6,187,817  $  837,545
Amount due from MONY
  America.....................      930          59     12,923     119,700       2,709
Amount due from respective
  Funds.......................       63         121        297       5,581       1,469
                                -------    --------   --------  ----------  ----------
       Total assets...........   73,566     137,207    255,690   6,313,098     841,723
                                -------    --------   --------  ----------  ----------
         LIABILITIES
Amount due to MONY America....       75         143        334       6,612       1,612
Amount due to respective
  Funds ......................      930          59     12,923     119,700       2,709
                                -------    --------   --------  ----------  ----------
Total liabilities.............    1,005         202     13,257     126,312       4,321
                                -------    --------   --------  ----------  ----------
       Net assets.............  $72,561    $137,005   $242,433  $6,186,786  $  837,402
                                =======    ========   ========  ==========  ==========
Net assets consist of:
  Contractholders' net
   payments...................  $70,932    $129,070   $234,503  $6,836,904  $1,010,446
  Undistributed net
   investment income (loss)...      (75)       (148)      (169)    121,005       3,377
  Accumulated net realized
   loss on investments........   (1,593)     (1,476)    (5,006)   (398,739)    (84,616)
  Net unrealized appreciation
   (depreciation) of
   investments................    3,297       9,559     13,105    (372,384)    (91,805)
                                -------    --------   --------  ----------  ----------
Net assets....................  $72,561    $137,005   $242,433  $6,186,786  $  837,402
                                =======    ========   ========  ==========  ==========
Number of units outstanding*..    8,149      14,433     31,935     726,355     110,913
                                -------    --------   --------  ----------  ----------
Net asset value per unit
  outstanding*................  $  8.90    $   9.49   $   7.59  $     8.52  $     7.55
                                =======    ========   ========  ==========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                        MONY Custom Equity Master
---------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds                Janus Aspen Series
----------------------------------------- ------------------------------------------------

                               VIP III
    VIP           VIP II       Growth     Aggressive                 Capital    Worldwide
   Growth       Contrafund  Opportunities   Growth      Balanced   Appreciation   Growth
 Subaccount     Subaccount   Subaccount   Subaccount   Subaccount   Subaccount  Subaccount     Total
----------     ----------   ------------- -----------  ----------  ------------ ----------  ------------
   110,988        179,928        62,375       221,225     134,565      167,579     171,238
 ==========     ==========   ==========   ===========  ==========   ==========  ==========
$4,019,646     $3,773,344    $1,017,724   $ 6,011,456  $3,136,462   $3,998,608  $5,515,196  $135,228,699
 ==========     ==========   ==========   ===========  ==========   ==========  ==========  ============
$3,715,867     $3,609,361    $  942,491   $ 4,862,533  $3,037,124   $3,472,242  $4,887,146  $123,581,410
    17,159         21,958         6,742        47,411      20,369       14,715      23,536       860,419
     5,763          2,838           741         6,968       2,808        5,805       8,923       204,998
 ----------     ----------   ----------   -----------  ----------   ----------  ----------  ------------
 3,738,789      3,634,157       949,974     4,916,912   3,060,301    3,492,762   4,919,605   124,646,827
 ----------     ----------   ----------   -----------  ----------   ----------  ----------  ------------
     6,397          3,445           899         7,784       3,316        6,396       9,744       225,916
    17,159         21,958         6,742        47,411      20,369       14,715      23,536       860,419
 ----------     ----------   ----------   -----------  ----------   ----------  ----------  ------------
    23,556         25,403         7,641        55,195      23,685       21,111      33,280     1,086,335
 ----------     ----------   ----------   -----------  ----------   ----------  ----------  ------------
$3,715,233     $3,608,754    $  942,333   $ 4,861,717  $3,036,616   $3,471,651  $4,886,325  $123,560,492
 ==========     ==========   ==========   ===========  ==========   ==========  ==========  ============
$4,359,532     $3,973,896    $1,102,778   $ 8,025,837  $3,136,409   $4,537,642  $6,333,790  $138,075,713
   135,646         86,796         3,418       279,099     127,885       50,133     158,449    11,375,991
  (476,166)      (287,955)      (88,630)   (2,294,296)   (128,340)    (589,758)   (977,864)  (14,243,923)
  (303,779)      (163,983)      (75,233)   (1,148,923)    (99,338)    (526,366)   (628,050)  (11,647,289)
 ----------     ----------   ----------   -----------  ----------   ----------  ----------  ------------
$3,715,233     $3,608,754    $  942,333   $ 4,861,717  $3,036,616   $3,471,651  $4,886,325  $123,560,492
 ==========     ==========   ==========   ===========  ==========   ==========  ==========  ============
   447,940        389,954       132,217       850,465     308,589      414,025     573,563
 ----------     ----------   ----------   -----------  ----------   ----------  ----------
$     8.29     $     9.25    $     7.13   $      5.72  $     9.84   $     8.39  $     8.52
 ==========     ==========   ==========   ===========  ==========   ==========  ==========

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001

                                                            MONY Custom Equity Master
                              ------------------------------------------------------------------------------------
                                         MONY Series Fund, Inc.                  Enterprise Accumulation Trust
                              --------------------------------------------  --------------------------------------
                              Intermediate Long Term  Government   Money                 Small Company
                               Term Bond      Bond    Securities   Market     Equity         Value      Managed
                               Subaccount  Subaccount Subaccount Subaccount Subaccount    Subaccount   Subaccount
                              ------------ ---------- ---------- ---------- -----------  ------------- -----------
Dividend income..............   $41,921     $ 58,512   $38,308    $181,182  $         0   $    17,305  $   186,082
Distribution from net
 realized gains..............         0            0         0           0    1,220,645     1,751,313      445,241
Mortality and expense risk
 charges.....................    (3,443)      (5,486)   (3,893)    (18,576)     (21,973)      (22,334)     (28,988)
                                -------     --------   -------    --------  -----------   -----------  -----------
Net investment income........    38,478       53,026    34,415     162,606    1,198,672     1,746,284      602,335
                                -------     --------   -------    --------  -----------   -----------  -----------
Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) on
   investments...............    18,726       39,271    24,712           0   (2,137,173)     (853,313)  (2,003,922)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments...............    12,660      (13,192)    1,185           0     (173,402)     (530,524)     459,477
                                -------     --------   -------    --------  -----------   -----------  -----------
Net realized and unrealized
 gain (loss) on investments..    31,386       26,079    25,897           0   (2,310,575)   (1,383,837)  (1,544,445)
                                -------     --------   -------    --------  -----------   -----------  -----------
Net increase (decrease) in
 net assets resulting from
 operations..................   $69,864     $ 79,105   $60,312    $162,606  $(1,111,903)  $   362,447  $  (942,110)
                                =======     ========   =======    ========  ===========   ===========  ===========

                      See notes to financial statements.

                              MONY Custom Equity Master
-------------------------------------------------------------------------------------
                            Enterprise Accumulation Trust
-------------------------------------------------------------------------------------
International  High Yield                 Growth and   Small Company   Equity       Capital
   Growth         Bond       Growth         Income        Growth       Income     Appreciation
 Subaccount    Subaccount  Subaccount     Subaccount    Subaccount   Subaccount    Subaccount
 ----------    ----------  -----------    ----------   ------------- ----------   ------------
 $    17,209    $130,869   $    84,872    $  60,809      $       0   $  18,809     $  25,808
     266,565           0             0            0        166,871           0             0
      (8,299)     (5,181)      (61,817)     (22,918)       (14,202)     (5,707)      (13,506)
 -----------    --------   -----------    ---------      ---------   ---------     ---------
     275,475     125,688        23,055       37,891        152,669      13,102        12,302
 -----------    --------   -----------    ---------      ---------   ---------     ---------


    (482,736)    (59,261)   (1,190,103)    (145,616)      (328,203)      6,513      (496,675)

    (544,222)     (3,248)     (953,565)    (651,045)       150,337    (191,389)     (294,834)
 -----------    --------   -----------    ---------      ---------   ---------     ---------

  (1,026,958)    (62,509)   (2,143,668)    (796,661)      (177,866)   (184,876)     (791,509)
 -----------    --------   -----------    ---------      ---------   ---------     ---------

 $  (751,483)   $ 63,179   $(2,120,613)   $(758,770)     $ (25,197)  $(171,774)    $(779,207)
 ===========    ========   ===========    =========      =========   =========     =========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                               MONY Custom Equity Master
                        ------------------------------------------------------------------------------------------------------
                                             Enterprise Accumulation Trust
                        ----------------------------------------------------------------------                    Dreyfus
                         Multi-Cap                   Worldwide       Emerging       Mid-Cap       Dreyfus         Socially
                           Growth       Balanced       Growth       Countries        Growth     Stock Index  Responsible Growth
                         Subaccount    Subaccount    Subaccount     Subaccount     Subaccount    Subaccount      Subaccount
                        ------------  ------------ -------------- -------------- -------------- ------------ ------------------
                                                   For the period For the period For the period
                        For the year  For the year May 3, 2001**  May 24, 2001** May 21, 2001** For the year    For the year
                           ended         ended        through        through        through        ended           ended
                        December 31,  December 31,  December 31,   December 31,   December 31,  December 31,    December 31,
                            2001          2001          2001           2001           2001          2001            2001
                        ------------  ------------ -------------- -------------- -------------- ------------ ------------------
Dividend income........ $          0    $ 6,302       $     0        $     0        $     0      $  53,237       $     537
Distribution from net
 realized gains........            0          0             0              0              0         31,517               0
Mortality and expense
 risk charges..........      (18,637)    (1,194)          (75)          (148)          (169)       (15,207)         (2,220)
                        ------------    -------       -------        -------        -------      ---------       ---------
Net investment
 income (loss).........      (18,637)     5,108           (75)          (148)          (169)        69,547          (1,683)
                        ------------    -------       -------        -------        -------      ---------       ---------
Realized and
 unrealized gain
 (loss) on
 investments:
  Net realized loss on
   investments.........  (1,405,665)     (8,920)       (1,593)        (1,476)        (5,006)      (394,027)        (89,879)
  Net change in
   unrealized
   appreciation
   (depreciation) of
   investments.........      521,072      4,335         3,297          9,559         13,105       (150,787)        (54,540)
                        ------------    -------       -------        -------        -------      ---------       ---------
Net realized and
 unrealized gain
 (loss) on
 investments...........     (884,593)    (4,585)        1,704          8,083          8,099       (544,814)       (144,419)
                        ------------    -------       -------        -------        -------      ---------       ---------
Net increase
 (decrease) in net
 assets resulting
 from operations....... $   (903,230)   $   523       $ 1,629        $ 7,935        $ 7,930      $(475,267)      $(146,102)
                        ============    =======       =======        =======        =======      =========       =========

----------
** Commencement of operations

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001

                                                                MONY Custom Equity Master
                        --------------------------------------------------------------------------------------------------------
                        Fidelity Variable Insurance Products Funds                Janus Aspen Series
                        ------------------------------------------  ----------------------------------------------
                           VIP        VIP II         VIP III        Aggressive                Capital    Worldwide
                          Growth    Contrafund Growth Opportunities   Growth      Balanced  Appreciation   Growth
                        Subaccount  Subaccount      Subaccount      Subaccount   Subaccount  Subaccount  Subaccount    Total
                        ----------  ---------- -------------------- -----------  ---------- ------------ ---------- ------------
Dividend income........ $        0  $  13,878        $  1,407       $         0  $  67,620   $  39,808   $  22,743  $  1,067,218
Distribution from net
 realized gains........    133,165     55,510               0                 0          0           0           0     4,070,827
Mortality and expense
 risk charges..........     (9,363)    (9,535)         (2,534)          (13,700)    (7,352)    (10,109)    (13,726)     (340,292)
                        ----------  ---------        --------       -----------  ---------   ---------   ---------  ------------
Net investment income
 (loss)................    123,802     59,853          (1,127)          (13,700)    60,268      29,699       9,017     4,797,753
                        ----------  ---------        --------       -----------  ---------   ---------   ---------  ------------
Realized and unrealized
 gain (loss) on
 investments:
  Net realized loss on
   investments.........   (449,044)  (250,137)        (78,125)       (2,027,594)  (105,414)   (586,101)   (908,964)  (13,919,725)
  Net change in
   unrealized
   appreciation
   (depreciation) of
   investments.........  (109,497)    (87,355)        (16,829)          211,003    (27,979)   (109,141)    (44,378)   (2,569,897)
                        ----------  ---------        --------       -----------  ---------   ---------   ---------  ------------
Net realized and
 unrealized loss on
 investments...........   (558,541)  (337,492)        (94,954)       (1,816,591)  (133,393)   (695,242)   (953,342)  (16,489,622)
                        ----------  ---------        --------       -----------  ---------   ---------   ---------  ------------
Net decrease in net
 assets resulting from
 operations............ $ (434,739) $(277,639)       $(96,081)      $(1,830,291) $ (73,125)  $(665,543)  $(944,325) $(11,691,869)
                        ==========  =========        ========       ===========  =========   =========   =========  ============

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                          MONY Custom Equity Master
                                ---------------------------------------------
                                            MONY Series Fund, Inc.
                                ---------------------------------------------
                                     Intermediate             Long Term
                                      Term Bond                 Bond
                                      Subaccount             Subaccount
                                ---------------------  ----------------------
                                   2001       2000        2001        2000
                                ----------  ---------  ----------  ----------
 From operations:
  Net investment income........    $38,478  $  19,462  $   53,026  $   31,499
  Net realized gain (loss) on
    investments................     18,726       (688)     39,271      (1,749)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments................     12,660     18,002     (13,192)     70,974
                                ----------  ---------  ----------  ----------
 Net increase (decrease) in
  net assets resulting from
  operations...................     69,864     36,776      79,105     100,724
                                ----------  ---------  ----------  ----------
 From unit transactions:
  Net proceeds from the
    issuance of units..........  1,045,876    334,344   1,698,621     693,119
  Net asset value of units
    redeemed or used to meet
    contract obligations.......  (337,013)   (239,212)   (439,927)   (213,919)
                                ----------  ---------  ----------  ----------
 Net increase from unit
  transactions.................    708,863     95,132   1,258,694     479,200
                                ----------  ---------  ----------  ----------
 Net increase in net assets....    778,727    131,908   1,337,799     579,924
 Net assets beginning of year..    617,028    485,120   1,004,766     424,842
                                ----------  ---------  ----------  ----------
 Net assets end of year*....... $1,395,755  $ 617,028  $2,342,565  $1,004,766
                                ==========  =========  ==========  ==========
 Unit transactions:
 Units outstanding beginning
  of year......................     57,274     48,440      95,045      46,303
 Units issued during the year..     92,223     32,519     154,135      70,758
 Units redeemed during the year    (29,687)   (23,685)    (39,971)    (22,016)
                                ----------  ---------  ----------  ----------
 Units outstanding end of year.    119,810     57,274     209,209      95,045
                                ==========  =========  ==========  ==========
 ----------
 *Includes undistributed net
  investment income of:         $   64,964  $  26,486  $   90,630  $   37,604
                                ==========  =========  ==========  ==========

                      See notes to financial statements.

                                     MONY Custom Equity Master
--------------------------------------------------------------------------------------------------
            MONY Series Fund, Inc.                         Enterprise Accumulation Trust
----------------------------------------------  --------------------------------------------------
     Government                 Money                                           Small Company
     Securities                Market                    Equity                     Value
     Subaccount              Subaccount                Subaccount                Subaccount
--------------------  ------------------------  ------------------------  ------------------------
   2001       2000       2001         2000         2001         2000         2001         2000
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
$   34,415  $ 15,278  $   162,606  $   139,080  $ 1,198,672  $ 1,112,011  $ 1,746,284  $   743,430
    24,712        21            0            0   (2,137,173)     (17,696)    (853,313)      (8,964)
     1,185    33,373            0            0     (173,402)  (1,641,850)    (530,524)    (646,837)
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
    60,312    48,672      162,606      139,080   (1,111,903)    (547,535)     362,447       87,629
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
 1,248,637   463,494   10,168,732    7,729,097    5,897,441    4,348,369    5,655,360    3,298,829
  (279,378)  (89,978)  (6,171,129)  (6,121,091)  (1,953,936)  (1,201,211)  (1,726,609)  (1,315,347)
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
   969,259   373,516    3,997,603    1,608,006    3,943,505    3,147,158    3,928,751    1,983,482
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
 1,029,571   422,188    4,160,209    1,747,086    2,831,602    2,599,623    4,291,198    2,071,111
   677,116   254,928    3,275,126    1,528,040    5,077,152    2,477,529    4,613,863    2,542,752
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
$1,706,687  $677,116  $ 7,435,335  $ 3,275,126  $ 7,908,754  $ 5,077,152  $ 8,905,061  $ 4,613,863
==========  ========  ===========  ===========  ===========  ===========  ===========  ===========
    61,762    25,422      295,900      146,000      460,705      212,392      348,647      196,273
   109,198    45,013      899,585      720,831      644,461      343,075      421,220      253,071
   (24,386)   (8,673)    (546,059)    (570,931)    (218,033)     (94,762)    (128,185)    (100,697)
----------  --------  -----------  -----------  -----------  -----------  -----------  -----------
   146,574    61,762      649,426      295,900      887,133      460,705      641,682      348,647
==========  ========  ===========  ===========  ===========  ===========  ===========  ===========

$   51,644  $ 17,229  $   332,220  $   169,614  $ 2,455,507  $ 1,256,835  $ 2,606,829  $   860,545
==========  ========  ===========  ===========  ===========  ===========  ===========  ===========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                           MONY Custom Equity Master
                               -------------------------------------------------
                                         Enterprise Accumulation Trust
                               -------------------------------------------------
                                                               International
                                        Managed                   Growth
                                       Subaccount               Subaccount
                               -------------------------  ----------------------
                                   2001         2000         2001        2000
                               ------------  -----------  ----------  ----------
From operations:
 Net investment income (loss).     $602,335  $ 2,355,395  $  275,475  $  194,400
 Net realized gain (loss) on
   investments................  (2,003,922)     (831,371)   (482,736)    104,802
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................      459,477   (1,408,410)   (544,222)   (630,290)
                               ------------  -----------  ----------  ----------
Net increase (decrease) in
 net assets resulting from
 operations...................     (942,110)     115,614    (751,483)   (331,088)
                               ------------  -----------  ----------  ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........    4,810,867    4,559,202   1,794,627   1,940,752
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (2,209,806)   (2,422,726)   (631,112)   (685,072)
                               ------------  -----------  ----------  ----------
Net increase from unit
 transactions.................    2,601,061    2,136,476   1,163,515   1,255,680
                               ------------  -----------  ----------  ----------
Net increase in net assets....    1,658,951    2,252,090     412,032     924,592
Net assets beginning of year..    7,667,830    5,415,740   2,280,615   1,356,023
                               ------------  -----------  ----------  ----------
Net assets end of year*....... $  9,326,781  $ 7,667,830  $2,692,647  $2,280,615
                               ============  ===========  ==========  ==========
Unit transactions:
Units outstanding beginning
 of year......................      685,392      489,437     188,306      92,361
Units issued during the year..      474,523      418,776     186,929     147,809
Units redeemed during the year     (218,193)    (222,821)    (66,140)    (51,864)
                               ------------  -----------  ----------  ----------
Units outstanding end of year.      941,722      685,392     309,095     188,306
                               ============  ===========  ==========  ==========
----------
*Includes undistributed net
 investment income (loss) of:  $  3,633,112  $ 3,030,777  $  492,118  $  216,643
                               ============  ===========  ==========  ==========

                      See notes to financial statements.

                                     MONY Custom Equity Master
--------------------------------------------------------------------------------------------------
                                   Enterprise Accumulation Trust
--------------------------------------------------------------------------------------------------
      High Yield                                        Growth and              Small Company
         Bond                   Growth                    Income                    Growth
      Subaccount              Subaccount                Subaccount                Subaccount
---------------------  ------------------------  ------------------------  -----------------------
   2001       2000        2001         2000         2001         2000         2001         2000
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
$  125,688  $  67,253  $    23,055  $    92,062  $    37,891  $    (1,762) $   152,669  $   13,399
   (59,261)   (30,452)  (1,190,103)     335,051     (145,616)     127,577     (328,203)    300,547
    (3,248)   (59,167)    (953,565)  (1,366,719)    (651,045)    (133,650)     150,337    (382,937)
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
    63,179    (22,366)  (2,120,613)    (939,606)    (758,770)      (7,835)     (25,197)    (68,991)
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
 1,568,635    625,103   11,205,567   12,169,766    5,148,141    4,219,677    3,362,375   3,220,981
  (405,194)  (225,076)  (4,638,585)  (4,551,670)  (1,746,492)  (1,436,042)  (1,476,779)   (966,838)
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
 1,163,441    400,027    6,566,982    7,618,096    3,401,649    2,783,635    1,885,596   2,254,143
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
 1,226,620    377,661    4,446,369    6,678,490    2,642,879    2,775,800    1,860,399   2,185,152
   960,973    583,312   16,460,268    9,781,778    5,420,749    2,644,949    3,424,135   1,238,983
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
$2,187,593  $ 960,973  $20,906,637  $16,460,268  $ 8,063,628  $ 5,420,749  $ 5,284,534  $3,424,135
==========  =========  ===========  ===========  ===========  ===========  ===========  ==========
    95,559     56,344    1,396,706      762,612      447,828      219,728      210,319      77,266
   149,113     61,065    1,095,552    1,014,650      470,317      347,137      229,298     190,487
   (38,529)   (21,850)    (456,121)    (380,556)    (159,525)    (119,037)    (100,969)    (57,434)
----------  ---------  -----------  -----------  -----------  -----------  -----------  ----------
   206,143     95,559    2,036,137    1,396,706      758,620      447,828      338,648     210,319
==========  =========  ===========  ===========  ===========  ===========  ===========  ==========

$  218,058  $  92,370  $   100,435  $    77,380  $    32,934  $    (4,957) $   164,714  $   12,045
==========  =========  ===========  ===========  ===========  ===========  ===========  ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                         MONY Custom Equity Master
                               ----------------------------------------------------------------------------
                                                       Enterprise Accumulation Trust
                               ----------------------------------------------------------------------------
                                        Equity                    Capital                  Multi-Cap
                                        Income                 Appreciation                 Growth
                                      Subaccount                Subaccount                Subaccount
                               ------------------------  ------------------------  ------------------------
                               For the year For the year For the year For the year For the year For the year
                                  ended        ended        ended        ended        ended        ended
                               December 31, December 31, December 31, December 31, December 31, December 31,
                                   2001         2000         2001         2000         2001         2000
                               ------------ ------------ ------------ ------------ ------------ ------------
From operations:
 Net investment income (loss).     $13,102   $    1,808  $    12,302   $  165,372  $   (18,637) $    (9,348)
 Net realized gain (loss) on
   investments................       6,513      (21,235)    (496,675)     272,992   (1,405,665)    (329,948)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................   (191,389)      100,153     (294,834)    (874,427)     521,072   (1,293,441)
                                ----------   ----------  -----------   ----------  -----------  -----------
Net increase (decrease) in
 net assets resulting from
 operations...................    (171,774)      80,726     (779,207)    (436,063)    (903,230)  (1,632,737)
                                ----------   ----------  -----------   ----------  -----------  -----------
From unit transactions:
 Net proceeds from the
   issuance of units..........   1,407,091      940,041    2,693,407    2,906,900    4,393,997    6,921,663
 Net asset value of units
   redeemed or used to meet
   contract obligations.......   (388,858)     (611,966)  (1,134,462)    (945,123)  (1,771,818)  (1,087,507)
                                ----------   ----------  -----------   ----------  -----------  -----------
Net increase from unit
 transactions.................   1,018,233      328,075    1,558,945    1,961,777    2,622,179    5,834,156
                                ----------   ----------  -----------   ----------  -----------  -----------
Net increase in net assets....     846,459      408,801      779,738    1,525,714    1,718,949    4,201,419
Net assets beginning of period   1,275,068      866,267    3,565,683    2,039,969    4,641,746      440,327
                                ----------   ----------  -----------   ----------  -----------  -----------
Net assets end of period*.....  $2,121,527   $1,275,068  $ 4,345,421   $3,565,683  $ 6,360,695  $ 4,641,746
                                ==========   ==========  ===========   ==========  ===========  ===========
Unit transactions:
Units outstanding beginning
 of period....................     111,358       80,262      245,534      120,616      494,446       32,431
Units issued during the period     134,109       88,864      220,275      184,852      551,550      551,105
Units redeemed during the
 period.......................     (37,120)     (57,768)     (94,492)     (59,934)    (227,203)     (89,090)
                                ----------   ----------  -----------   ----------  -----------  -----------
Units outstanding end of
 period.......................     208,347      111,358      371,317      245,534      818,793      494,446
                                ==========   ==========  ===========   ==========  ===========  ===========
----------
*Includes undistributed net
 investment income (loss) of:   $   14,319   $    1,217  $   175,477   $  163,175  $   (28,112) $    (9,475)
                                ==========   ==========  ===========   ==========  ===========  ===========

**Commencement of operations


                      See notes to financial statements.

                           MONY Custom Equity Master
------------------------------------------------------------------------------
                         Enterprise Accumulation Trust
------------------------------------------------------------------------------
                              Worldwide         Emerging           Mid-Cap
        Balanced               Growth           Countries          Growth
       Subaccount            Subaccount        Subaccount        Subaccount
------------------------  ----------------- ----------------- -----------------
For the year For the year  For the period    For the period    For the period
   ended        ended       May 3, 2001**    May 24, 2001**    May 21, 2001**
December 31, December 31,      through           through           through
    2001         2000     December 31, 2001 December 31, 2001 December 31, 2001
------------ ------------ ----------------- ----------------- -----------------
 $   5,108     $    618        $   (75)         $   (148)         $   (169)
    (8,920)         110         (1,593)           (1,476)           (5,006)

     4,335        2,213          3,297             9,559            13,105
 ---------     --------        -------          --------          --------

       523        2,941          1,629             7,935             7,930
 ---------     --------        -------          --------          --------
   506,573      225,971         80,669           135,146           253,265

  (121,547)     (38,679)        (9,737)           (6,076)          (18,762)
 ---------     --------        -------          --------          --------
   385,026      187,292         70,932           129,070           234,503
 ---------     --------        -------          --------          --------
   385,549      190,233         72,561           137,005           242,433
   192,507        2,274              0                 0                 0
 ---------     --------        -------          --------          --------
 $ 578,056     $192,507        $72,561          $137,005          $242,433
 =========     ========        =======          ========          ========
    18,855          221              0                 0                 0
    52,973       22,491          9,247            15,154            34,505
   (12,727)      (3,857)        (1,098)             (721)           (2,570)
 ---------     --------        -------          --------          --------
    59,101       18,855          8,149            14,433            31,935
 =========     ========        =======          ========          ========

 $   5,726     $    618        $   (75)         $   (148)         $   (169)
 =========     ========        =======          ========          ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,


                                          MONY Custom Equity Master
                                ---------------------------------------------
                                         Dreyfus                Dreyfus
                                          Stock                 Socially
                                          Index            Responsible Growth
                                       Subaccount              Subaccount
                                ------------------------  -------------------
                                    2001         2000       2001       2000
                                ------------  ----------  ---------  --------
 From operations:
  Net investment income (loss).      $69,547  $   50,646  $  (1,683) $  2,123
  Net realized gain (loss) on
    investments................    (394,027)      (5,117)   (89,879)    5,253
  Net change in unrealized
    appreciation
    (depreciation) of
    investments................    (150,787)    (224,769)   (54,540)  (39,108)
                                ------------  ----------  ---------  --------
 Net decrease in net assets
  resulting from operations....     (475,267)   (179,240)  (146,102)  (31,732)
                                ------------  ----------  ---------  --------
 From unit transactions:
  Net proceeds from the
    issuance of units..........    5,257,148   3,060,428    770,425   379,358
  Net asset value of units
    redeemed or used to meet
    contract obligations.......  (1,251,894)    (360,740)  (176,215)  (49,349)
                                ------------  ----------  ---------  --------
 Net increase from unit
  transactions.................    4,005,254   2,699,688    594,210   330,009
                                ------------  ----------  ---------  --------
 Net increase in net assets....    3,529,987   2,520,448    448,108   298,277
 Net assets beginning of year..    2,656,799     136,351    389,294    91,017
                                ------------  ----------  ---------  --------
 Net assets end of year*....... $  6,186,786  $2,656,799  $ 837,402  $389,294
                                ============  ==========  =========  ========
 Unit transactions:
 Units outstanding beginning
  of year......................      272,935      12,662     39,772     8,243
 Units issued during the year..      598,841     294,965     93,353    36,266
 Units redeemed during the year     (145,421)    (34,692)   (22,212)   (4,737)
                                ------------  ----------  ---------  --------
 Units outstanding end of year.      726,355     272,935    110,913    39,772
                                ============  ==========  =========  ========
 ----------
 *Includes undistributed net
  investment income of:         $    121,005  $   51,458  $   3,377  $  5,060
                                ============  ==========  =========  ========

                      See notes to financial statements.

                                  MONY Custom Equity Master
---------------------------------------------------------------------------------------------
             Fidelity Variable Insurance Products Funds                 Janus Aspen Series
-------------------------------------------------------------------  ------------------------

          VIP                   VIP II                VIP III               Aggressive
        Growth                Contrafund        Growth Opportunities          Growth
      Subaccount              Subaccount             Subaccount             Subaccount
----------------------  ----------------------  -------------------  ------------------------
   2001        2000        2001        2000       2001       2000       2001         2000
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
$  123,802  $   11,857  $   59,853  $   26,972  $  (1,127) $  4,557  $   (13,700) $   292,907
  (449,044)    (27,656)   (250,137)    (38,064)   (78,125)  (10,516)  (2,027,594)    (268,611)
  (109,497)   (197,290)    (87,355)    (83,694)   (16,829)  (58,779)     211,003   (1,418,465)
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
  (434,739)   (213,089)   (277,639)    (94,786)   (96,081)  (64,738)  (1,830,291)  (1,394,169)
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
 3,281,560   2,096,981   2,684,559   2,220,996    698,789   660,220    4,723,331    5,144,249
  (818,725)   (254,083)   (726,918)   (314,167)  (209,934)  (79,555)  (1,417,387)    (769,279)
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
 2,462,835   1,842,898   1,957,641   1,906,829    488,855   580,665    3,305,944    4,374,970
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
 2,028,096   1,629,809   1,680,002   1,812,043    392,774   515,927    1,475,653    2,980,801
 1,687,137      57,328   1,928,752     116,709    549,559    33,632    3,386,064      405,263
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
$3,715,233  $1,687,137  $3,608,754  $1,928,752  $ 942,333  $549,559  $ 4,861,717  $ 3,386,064
==========  ==========  ==========  ==========  =========  ========  ===========  ===========
   166,741       5,021     182,000      10,237     65,733     3,320      357,290       29,042
   377,843     184,034     286,751     200,127     95,149    71,044      714,405      386,534
   (96,644)    (22,314)    (78,797)    (28,364)   (28,665)   (8,631)    (221,230)     (58,286)
----------  ----------  ----------  ----------  ---------  --------  -----------  -----------
   447,940     166,741     389,954     182,000    132,217    65,733      850,465      357,290
==========  ==========  ==========  ==========  =========  ========  ===========  ===========

$  135,646  $   11,844  $   86,796  $   26,943  $   3,418  $  4,545  $   279,099  $   292,799
==========  ==========  ==========  ==========  =========  ========  ===========  ===========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                                    MONY Custom Equity Master
                               ------------------------------------------------------------------------
                                                          Janus Aspen Series
                               -----------------------------------------------------------------------
                                                               Capital                Worldwide
                                      Balanced              Appreciation                Growth
                                     Subaccount              Subaccount               Subaccount
                               ----------------------  ----------------------  -----------------------
                                  2001        2000        2001        2000        2001         2000
                               ----------  ----------  ----------  ----------  -----------  ----------
From operations:
 Net investment income........ $   60,268  $   67,350  $   29,699  $   20,113  $     9,017  $  149,488
 Net realized loss on
   investments................  (105,414)     (22,956)   (586,101)     (4,558)    (908,964)    (70,248)
 Net change in unrealized
   depreciation of investments   (27,979)     (72,184)   (109,141)   (448,911)     (44,378)   (606,602)
                               ----------  ----------  ----------  ----------  -----------  ----------
Net decrease in net assets
 resulting from operations....    (73,125)    (27,790)   (665,543)   (433,356)    (944,325)   (527,362)
                               ----------  ----------  ----------  ----------  -----------  ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........  2,392,089   1,457,490   2,571,656   2,981,385    4,153,693   3,880,330
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (554,296)    (188,408)   (827,084)   (375,303)  (1,361,933)   (533,496)
                               ----------  ----------  ----------  ----------  -----------  ----------
Net increase from unit
 transactions.................  1,837,793   1,269,082   1,744,572   2,606,082    2,791,760   3,346,834
                               ----------  ----------  ----------  ----------  -----------  ----------
Net increase in net assets....  1,764,668   1,241,292   1,079,029   2,172,726    1,847,435   2,819,472
Net assets beginning of year..  1,271,948      30,656   2,392,622     219,896    3,038,890     219,418
                               ----------  ----------  ----------  ----------  -----------  ----------
Net assets end of year*....... $3,036,616  $1,271,948  $3,471,651  $2,392,622  $ 4,886,325  $3,038,890
                               ==========  ==========  ==========  ==========  ===========  ==========
Unit transactions:
Units outstanding beginning
 of year......................    122,793       2,882     222,664      16,682      275,632      16,721
Units issued during the year..    242,250     137,761     285,855     236,156      449,887     300,001
Units redeemed during the year    (56,454)    (17,850)    (94,494)    (30,174)    (151,956)    (41,090)
                               ----------  ----------  ----------  ----------  -----------  ----------
Units outstanding end of year.    308,589     122,793     414,025     222,664      573,563     275,632
                               ==========  ==========  ==========  ==========  ===========  ==========
----------
*Includes undistributed net
 investment income of:         $  127,885  $   67,617  $   50,133  $   20,434  $   158,449  $  149,432
                               ==========  ==========  ==========  ==========  ===========  ==========






                                          Total
                               --------------------------
                                   2001          2000
                               ------------  ------------
From operations:
 Net investment income........ $  4,797,753  $  5,565,970
 Net realized loss on
   investments................ $(13,919,725) $   (543,476)
 Net change in unrealized
   depreciation of investments $ (2,569,897) $(11,362,815)
                               ------------  ------------
Net decrease in net assets
 resulting from operations....  (11,691,869)   (6,340,321)
                               ------------  ------------
From unit transactions:
 Net proceeds from the
   issuance of units..........   89,608,277    76,478,745
 Net asset value of units
   redeemed or used to meet
   contract obligations....... $(32,811,606) $(25,075,837)
                               ------------  ------------
Net increase from unit
 transactions.................   56,796,671    51,402,908
                               ------------  ------------
Net increase in net assets....   45,104,802    45,062,587
Net assets beginning of year..   78,455,690    33,393,103
                               ------------  ------------
Net assets end of year*....... $123,560,492  $ 78,455,690
                               ============  ============
Unit transactions:
Units outstanding beginning
 of year......................
Units issued during the year..
Units redeemed during the year

Units outstanding end of year.

----------
*Includes undistributed net
 investment income of:         $ 11,375,991  $  6,578,238
                               ============  ============

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS

1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONY Equity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Equity Master) is presented here.

   There are twenty-eight MONY Custom Equity Master subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the MONY Custom Equity Master Subaccounts for the year ended December 31, 2001 aggregated $22,782,959.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of average daily net assets of each of the MONY Custom Equity Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2001, MONY America received $32,229 in aggregate from certain Funds in connection with Custom Equity Master Subaccounts.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


4. Investment Transactions:

   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the period ended December 31, 2001 were as follows:

                                                  Cost of Shares
                                                     Acquired     Proceeds
                                                    (Excludes    from Shares
   MONY Custom Equity Master Subaccounts          Reinvestments)  Redeemed
   -------------------------------------          -------------- -----------
   MONY Series Fund, Inc.
   Intermediate Term Bond Portfolio..............  $ 1,154,583   $  449,013
   Long Term Bond Portfolio......................    1,789,558      536,090
   Government Securities Portfolio...............    1,417,245      451,681
   Money Market Portfolio........................   12,089,835    8,109,988

   Enterprise Accumulation Trust
   Equity Portfolio..............................    6,303,306    2,381,061
   Small Company Value Portfolio.................    6,373,904    2,466,599
   Managed Portfolio.............................    5,524,221    2,951,563
   International Growth Portfolio................    1,886,564      731,192
   High Yield Bond Portfolio.....................    1,710,567      552,063
   Growth Portfolio..............................   12,508,919    6,002,296
   Growth and Income Portfolio...................    5,468,624    2,089,231
   Small Company Growth Portfolio................    3,655,783    1,783,938
   Equity Income Portfolio.......................    1,516,718      503,997
   Capital Appreciation Portfolio................    2,945,149    1,399,431
   Multi-Cap Growth Portfolio....................    4,859,845    2,255,822
   Balanced Portfolio............................      522,063      138,160
   Worldwide Growth Portfolio....................       83,910       13,041
   Emerging Countries Portfolio..................      145,290       16,346
   Mid-Cap Growth Portfolio......................      258,323       23,952

   Dreyfus
   Dreyfus Stock Index Fund......................    5,555,238    1,564,497
   Dreyfus Socially Responsible Growth Fund, Inc.      833,435      241,350

   Fidelity Variable Insurance Products Funds
   VIP Growth Portfolio..........................    3,448,968      995,078
   VIP II Contrafund Portfolio...................    2,936,808      988,342
   VIP III Growth Opportunities Portfolio........      722,760      236,352

   Janus Aspen Series
   Aggressive Growth Portfolio...................    4,952,000    1,659,384
   Balanced Portfolio............................    2,631,988      801,204
   Capital Appreciation Portfolio................    2,954,775    1,220,035
   Worldwide Growth Portfolio....................    4,454,889    1,676,432

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2001:

                                                                            For the period ended
                                                 At December 31, 2001         December 31, 2001
                                               ------------------------ ----------------------------
                                                                 Net    Investment
                                                          Unit  Assets    Income   Expense    Total
MONY Custom Equity Master Subaccounts            Units   Values (000s)    Ratio*   Ratio**  Return***
-------------------------------------          --------- ------ ------- ---------- -------  ---------

MONY Series Fund, Inc.
Intermediate Term Bond Subaccount.............   119,810 $11.65 $ 1,396    4.26%    0.35%      8.17%
Long Term Bond Subaccount.....................   209,209  11.20   2,343    3.73     0.35       5.96
Government Securities Subaccount..............   146,574  11.64   1,707    3.44     0.35       6.20
Money Market Subaccount.......................   649,426  11.45   7,435    3.41     0.35       3.43

Enterprise Accumulation Trust
Equity Subaccount.............................   887,133   8.91   7,909    0.00     0.35     (19.15)
Small Company Value Subaccount................   641,682  13.88   8,905    0.27     0.35       4.91
Managed Subaccount............................   941,722   9.90   9,327    2.25     0.35     (11.53)
International Growth Subaccount...............   309,095   8.71   2,693    0.73     0.35     (28.08)
High Yield Bond Subaccount....................   206,143  10.61   2,188    8.84     0.35       5.47
Growth Subaccount............................. 2,036,137  10.27  20,907    0.48     0.35     (12.89)
Growth and Income Subaccount..................   758,620  10.63   8,064    0.93     0.35     (12.15)
Small Company Growth Subaccount...............   338,648  15.60   5,285    0.00     0.35      (4.18)
Equity Income Subaccount......................   208,347  10.18   2,122    1.15     0.35     (11.09)
Capital Appreciation Subaccount...............   371,317  11.70   4,345    0.67     0.35     (19.42)
Multi-Cap Growth Subaccount...................   818,793   7.77   6,361    0.00     0.35     (17.25)
Balanced Subaccount...........................    59,101   9.78     578    1.85     0.35      (4.21)
Worldwide Growth Subaccount (1)...............     8,149   8.90      73    0.00(^)  0.35(^)  (11.00)
Emerging Countries Subaccount (2).............    14,433   9.49     137    0.00(^)  0.35(^)   (5.10)
Mid-Cap Growth Subaccount (3).................    31,935   7.59     242    0.00(^)  0.35(^)  (24.10)

Dreyfus
Dreyfus Stock Index Subaccount................   726,355   8.52   6,187    1.23     0.35     (12.44)
Dreyfus Socially Responsible Growth Subaccount   110,913   7.55     837    0.08     0.35     (22.88)

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount.........................   447,940   8.29   3,715    0.00     0.35     (18.08)
VIP II Contrafund Subaccount..................   389,954   9.25   3,609    0.51     0.35     (12.74)
VIP III Growth Opportunities Subaccount.......   132,217   7.13     942    0.19     0.35     (14.71)

Janus Aspen Series
Aggressive Growth Subaccount..................   850,465   5.72   4,862    0.00     0.35     (39.66)
Balanced Subaccount...........................   308,589   9.84   3,037    3.22     0.35      (5.02)
Capital Appreciation Subaccount...............   414,025   8.39   3,472    1.38     0.35     (21.95)
Worldwide Growth Subaccount...................   573,563   8.52   4,886    0.58     0.35     (22.76)

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5.  Financial Highlights: (continued)

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\) Annualized
(1) For the period May 3, 2001 (commencement of operations) through December 31, 2001.
(2) For the period May 24, 2001 (commencement of operations) through December 31, 2001.
(3) For the period May 21, 2001 (commencement of operations) through December 31, 2001.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- MONY Custom Estate Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of MONY Custom Estate Master's Subaccounts of MONY America Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001

                                                     MONY Custom Estate Master
                               --------------------------------------------------------------------
                                                                             Enterprise Accumulation
                                          MONY Series Fund, Inc.                      Trust
                               --------------------------------------------- ----------------------
                                                                                           Small
                               Intermediate Long Term  Government   Money                 Company
                                Term Bond      Bond    Securities   Market     Equity      Value
                                Subaccount  Subaccount Subaccount Subaccount Subaccount  Subaccount
                               ------------ ---------- ---------- ---------- ----------  ----------
           ASSETS
Shares held in respective
  Funds.......................     24,389      23,998     19,505   1,062,755    43,425       47,933
                                 ========    ========   ========  ========== =========   ==========
Investments at cost...........   $263,209    $306,315   $216,220  $1,062,755 $ 945,267   $1,084,536
                                 ========    ========   ========  ========== =========   ==========
Investments in respective
  Funds, at net asset value...   $274,870    $321,096   $223,523  $1,062,755 $ 752,992   $  939,008
Amount due from MONY America..          0           0          0           0       361          542
Amount due from respective
  Funds.......................        200         221        114          89       408           83
                                 --------    --------   --------  ---------- ---------   ----------
       Total assets...........    275,070     321,317    223,637   1,062,844   753,761      939,633
                                 --------    --------   --------  ---------- ---------   ----------
         LIABILITIES
Amount due to MONY America....        248         276        153         271       538          240
Amount due to respective Funds          0           0          0           0       361          542
                                 --------    --------   --------  ---------- ---------   ----------
       Total liabilities......        248         276        153         271       899          782
                                 --------    --------   --------  ---------- ---------   ----------
Net assets....................   $274,822    $321,041   $223,484  $1,062,573 $ 752,862   $  938,851
                                 ========    ========   ========  ========== =========   ==========
Net assets consist of:
  Contractholders' net
   payments...................   $249,109    $284,958   $206,921  $1,000,271 $ 903,698   $  868,256
  Undistributed net
   investment income..........     20,103      27,243      8,939      62,302   235,799      277,739
  Accumulated net realized
   gain (loss) on investments.     (6,051)     (5,941)       321           0  (194,360)     (61,616)
  Net unrealized appreciation
   (depreciation) of
   investments................     11,661      14,781      7,303           0  (192,275)    (145,528)
                                 --------    --------   --------  ---------- ---------   ----------
Net assets....................   $274,822    $321,041   $223,484  $1,062,573 $ 752,862   $  938,851
                                 ========    ========   ========  ========== =========   ==========
Number of units outstanding*..     23,432      27,875     19,126      92,971    85,310       71,640
                                 --------    --------   --------  ---------- ---------   ----------
Net asset value per unit
  outstanding*................   $  11.73    $  11.52   $  11.68  $    11.43 $    8.83   $    13.11
                                 ========    ========   ========  ========== =========   ==========

----------
* Units outstanding have been rounded for presentation purposes.


                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001


                                                      MONY Custom Estate Master
                               ----------------------------------------------------------------------
                                                    Enterprise Accumulation Trust
                               ----------------------------------------------------------------------
                                                                                              Small
                                           International High Yield             Growth and   Company
                                Managed       Growth        Bond      Growth      Income      Growth
                               Subaccount   Subaccount   Subaccount Subaccount  Subaccount  Subaccount
                               ----------  ------------- ---------- ----------  ----------  ----------
           ASSETS
Shares held in respective
  Funds.......................     66,679       58,817      81,751     562,790     255,690     90,186
                               ==========    =========    ========  ==========  ==========   ========
Investments at cost........... $1,492,050    $ 309,692    $377,942  $3,182,997  $1,532,160   $715,867
                               ==========    =========    ========  ==========  ==========   ========
Investments in respective
  Funds, at net asset value... $1,306,914    $ 254,678    $354,799  $2,932,138  $1,383,284   $709,761
Amount due from MONY America..        849          444           0      11,483       4,763        624
Amount due from respective
  Funds.......................        339           76          65         902         340         60
                               ----------    ---------    --------  ----------  ----------   --------
       Total assets...........  1,308,102      255,198     354,864   2,944,523   1,388,387    710,445
                               ----------    ---------    --------  ----------  ----------   --------
         LIABILITIES
Amount due to MONY America....        561          119         126       1,405         575        179
Amount due to respective Funds        849          444           0      11,483       4,763        624
                               ----------    ---------    --------  ----------  ----------   --------
       Total liabilities......      1,410          563         126      12,888       5,338        803
                               ----------    ---------    --------  ----------  ----------   --------
Net assets.................... $1,306,692    $ 254,635    $354,738  $2,931,635  $1,383,049   $709,642
                               ==========    =========    ========  ==========  ==========   ========
Net assets consist of:
  Contractholders' net
   payments................... $1,400,415    $ 545,460    $344,292  $3,246,419  $1,489,645   $662,286
  Undistributed net
   investment income (loss)...    499,505      112,474      41,118      16,255       5,868     21,546
  Accumulated net realized
   gain (loss) on investments.   (408,092)    (348,285)     (7,529)    (80,180)     36,412     31,916
  Net unrealized appreciation
   (depreciation) of
   investments................   (185,136)     (55,014)    (23,143)   (250,859)   (148,876)    (6,106)
                               ----------    ---------    --------  ----------  ----------   --------
Net assets.................... $1,306,692    $ 254,635    $354,738  $2,931,635  $1,383,049   $709,642
                               ==========    =========    ========  ==========  ==========   ========
Number of units outstanding*..    133,735       31,108      33,604     293,534     132,155     46,743
                               ----------    ---------    --------  ----------  ----------   --------
Net asset value per unit
  outstanding*................ $     9.77    $    8.19    $  10.56  $     9.99  $    10.47   $  15.18
                               ==========    =========    ========  ==========  ==========   ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                           MONY Custom Estate Master
------------------------------------------------------------------------------
             Enterprise Accumulation Trust
-------------------------------------------------------
                                                                      Dreyfus
                                                          Dreyfus    Socially
  Equity     Capital    Multi-Cap              Mid-Cap     Stock    Responsible
  Income   Appreciation   Growth    Balanced    Growth     Index      Growth
Subaccount  Subaccount  Subaccount Subaccount Subaccount Subaccount Subaccount
---------- ------------ ---------- ---------- ---------- ---------- -----------
  148,821      78,366      63,742     31,950     4,899      27,756      1,579
 ========    ========   =========   ========   =======    ========    =======
 $787,948    $528,723   $ 610,383   $159,281   $32,282    $875,192    $48,298
 ========    ========   =========   ========   =======    ========    =======
 $747,079    $445,902   $ 537,346   $155,275   $37,624    $814,909    $42,114
      361         741         651         18         0         100         24
      148         128         100         29         0      30,694      4,601
 --------    --------   ---------   --------   -------    --------    -------
  747,588     446,771     538,097    155,322    37,624     845,703     46,739
 --------    --------   ---------   --------   -------    --------    -------
      274         203         191         55         6      30,829      4,609
      361         741         651         18         0         100         24
 --------    --------   ---------   --------   -------    --------    -------
      635         944         842         73         6      30,929      4,633
 --------    --------   ---------   --------   -------    --------    -------
 $746,953    $445,827   $ 537,255   $155,249   $37,618    $814,774    $42,106
 ========    ========   =========   ========   =======    ========    =======
 $784,911    $514,050   $ 727,058   $158,759   $32,385    $883,507    $49,510
    4,957      14,343      (2,139)     2,360       (36)     15,322        (19)
   (2,046)        255    (114,627)    (1,864)      (73)    (23,772)    (1,201)
  (40,869)    (82,821)    (73,037)    (4,006)    5,342     (60,283)    (6,184)
 --------    --------   ---------   --------   -------    --------    -------
 $746,953    $445,827   $ 537,255   $155,249   $37,618    $814,774    $42,106
 ========    ========   =========   ========   =======    ========    =======
   74,868      41,343      73,588     15,884     4,146      96,211      5,786
 --------    --------   ---------   --------   -------    --------    -------
 $   9.98    $  10.78   $    7.30   $   9.77   $  9.07    $   8.47    $  7.28
 ========    ========   =========   ========   =======    ========    =======

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001


                                                                 MONY Custom Estate Master
                               ---------------------------------------------------------------------------------------------
                                   Fidelity Variable Insurance
                                         Products Funds                         Janus Aspen Series
                               ----------------------------------  --------------------------------------------
                                                        VIP III
                                  VIP       VIP II      Growth     Aggressive              Capital    Worldwide
                                 Growth   Contrafund Opportunities   Growth    Balanced  Appreciation   Growth
                               Subaccount Subaccount  Subaccount   Subaccount Subaccount  Subaccount  Subaccount    Total
                               ---------- ---------- ------------- ---------- ---------- ------------ ---------- -----------
           ASSETS
Shares held in respective
 Funds........................    13,290     16,472       4,238       14,744     16,883      17,149      20,532
                                ========   ========     =======    =========   ========    ========    ========
Investments at cost...........  $487,856   $344,489     $62,152    $ 580,563   $391,139    $451,508    $656,371  $17,505,195
                                ========   ========     =======    =========   ========    ========    ========  ===========
Investments in respective
 Funds, at net asset value....  $444,957   $330,420     $64,033    $ 324,084   $381,046    $355,331    $585,971  $15,781,909
Amount due from MONY America..        85         16           0           53         52          36          74       21,277
Amount due from respective
 Funds........................     3,539      3,810           0        5,226      3,451         915       1,204       56,742
                                --------   --------     -------    ---------   --------    --------    --------  -----------
      Total assets............   448,581    334,246      64,033      329,363    384,549     356,282     587,249   15,859,928
                                --------   --------     -------    ---------   --------    --------    --------  -----------
         LIABILITIES
Amount due to MONY America....     3,615      3,864          11        5,280      3,517         974       1,302       59,421
Amount due to respective Funds        85         16           0           53         52          36          74       21,277
                                --------   --------     -------    ---------   --------    --------    --------  -----------
      Total liabilities.......     3,700      3,880          11        5,333      3,569       1,010       1,376       80,698
                                --------   --------     -------    ---------   --------    --------    --------  -----------
Net assets....................  $444,881   $330,366     $64,022    $ 324,030   $380,980    $355,272    $585,873  $15,779,230
                                ========   ========     =======    =========   ========    ========    ========  ===========
Net assets consist of:
 Contractholders' net payments  $487,118   $358,829     $69,289    $ 683,880   $384,847    $492,395    $716,102  $17,544,370
 Undistributed net investment
   income.....................    34,713      7,682         428       20,099     14,299       5,433      12,376    1,458,709
 Accumulated net realized
   loss on investments........   (34,051)   (22,076)     (7,576)    (123,470)    (8,073)    (46,379)    (72,205)  (1,500,563)
 Net unrealized appreciation
   (depreciation) of
   investments................   (42,899)   (14,069)      1,881     (256,479)   (10,093)    (96,177)    (70,400)  (1,723,286)
                                --------   --------     -------    ---------   --------    --------    --------  -----------
Net assets....................  $444,881   $330,366     $64,022    $ 324,030   $380,980    $355,272    $585,873  $15,779,230
                                ========   ========     =======    =========   ========    ========    ========  ===========
Number of units outstanding*..    55,001     38,388       8,809       68,394     39,425      44,723      78,108
                                --------   --------     -------    ---------   --------    --------    --------
Net asset value per unit
 outstanding*.................  $   8.09   $   8.61     $  7.27    $    4.74   $   9.66    $   7.94    $   7.50
                                ========   ========     =======    =========   ========    ========    ========

----------
* Units outstanding have been rounded for presentation purposes.


                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001

                                                           MONY Custom Estate Master
                               --------------------------------------------------------------------------------
                                          MONY Series Fund, Inc.                Enterprise Accumulation Trust
                               --------------------------------------------  ----------------------------------
                               Intermediate Long Term  Government   Money               Small Company
                                Term Bond      Bond    Securities   Market     Equity       Value      Managed
                                Subaccount  Subaccount Subaccount Subaccount Subaccount  Subaccount   Subaccount
                               ------------ ---------- ---------- ---------- ---------- ------------- ----------
Dividend income...............   $ 9,277     $12,405     $5,756    $32,201   $       0    $   1,900   $  27,486
Distribution from net
  realized gains..............         0           0          0          0     112,894      192,223      65,765
Mortality and expense risk
  charges.....................      (758)       (976)      (582)    (3,126)     (2,139)      (2,482)     (4,190)
                                 -------     -------     ------    -------   ---------    ---------   ---------
Net investment income.........     8,519      11,429      5,174     29,075     110,755      191,641      89,061
                                 -------     -------     ------    -------   ---------    ---------   ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................       837       2,995        944          0    (164,469)     (64,006)   (267,690)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................     6,591       1,315      2,787          0     (57,907)     (91,442)     33,588
                                 -------     -------     ------    -------   ---------    ---------   ---------
Net realized and unrealized
  gain (loss) on investments..     7,428       4,310      3,731          0    (222,376)    (155,448)   (234,102)
                                 -------     -------     ------    -------   ---------    ---------   ---------
Net increase (decrease) in
  net assets resulting from
  operations..................   $15,947     $15,739     $8,905    $29,075   $(111,621)   $  36,193   $(145,041)
                                 =======     =======     ======    =======   =========    =========   =========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                           MONY Custom Estate Master
                                    --------------------------------------
                                         Enterprise Accumulation Trust
                                    --------------------------------------
                                    International  High Yield
                                       Growth         Bond        Growth
                                     Subaccount    Subaccount   Subaccount
                                    ------------- ------------ ------------
                                    For the year  For the year For the year
                                        ended        ended        ended
                                    December 31,  December 31, December 31,
                                        2001          2001         2001
                                    ------------- ------------ ------------
     Dividend income...............   $   1,651     $ 26,798    $  12,756
     Distribution from net
       realized gains..............      25,576            0            0
     Mortality and expense risk
       charges.....................      (1,763)      (1,060)      (9,041)
                                      ---------     --------    ---------
     Net investment income (loss)..      25,464       25,738        3,715
                                      ---------     --------    ---------
     Realized and unrealized gain
       (loss) on investments:
       Net realized gain (loss) on
        investments................    (354,826)      (4,099)    (141,952)
       Net change in unrealized
        appreciation
        (depreciation) of
        investments................     126,672       (8,004)    (193,933)
                                      ---------     --------    ---------
     Net realized and unrealized
       gain (loss) on investments..    (228,154)     (12,103)    (335,885)
                                      ---------     --------    ---------
     Net increase (decrease) in
       net assets resulting from
       operations..................   $(202,690)    $ 13,635    $(332,170)
                                      =========     ========    =========

----------
** Commencement of operations

                      See notes to financial statements.

                                   MONY Custom Estate Master
-----------------------------------------------------------------------------------------------
                                 Enterprise Accumulation Trust
-----------------------------------------------------------------------------------------------
 Growth and  Small Company    Equity      Capital     Multi-Cap                     Mid-Cap
   Income       Growth        Income    Appreciation    Growth      Balanced        Growth
 Subaccount   Subaccount    Subaccount   Subaccount   Subaccount   Subaccount     Subaccount
------------ ------------- ------------ ------------ ------------ ------------ -----------------
For the year For the year  For the year For the year For the year For the year  For the period
   ended         ended        ended        ended        ended        ended      July 20, 2001**
December 31, December 31,  December 31, December 31, December 31, December 31,      through
    2001         2001          2001         2001         2001         2001     December 31, 2001
------------ ------------- ------------ ------------ ------------ ------------ -----------------
 $  10,977     $  9,330      $  6,840     $  2,634     $      0     $ 2,283         $    0
         0       12,453             0            0            0           0              0
    (4,214)      (1,928)       (2,245)      (1,352)      (1,543)       (504)           (36)
 ---------     --------      --------     --------     --------     -------         ------
     6,763       19,855         4,595        1,282       (1,543)      1,779            (36)
 ---------     --------      --------     --------     --------     -------         ------
       227      (20,677)       (1,169)     (24,186)     (93,030)     (1,842)           (73)
  (155,378)        (215)      (78,549)     (53,406)      14,384      (5,234)         5,342
 ---------     --------      --------     --------     --------     -------         ------
  (155,151)     (20,892)      (79,718)     (77,592)     (78,646)     (7,076)         5,269
 ---------     --------      --------     --------     --------     -------         ------
 $(148,388)    $ (1,037)     $(75,123)    $(76,310)    $(80,189)    $(5,297)        $5,233
 =========     ========      ========     ========     ========     =======         ======

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001

                                            MONY Custom Estate Master
                                            ------------------------
                                                            Dreyfus
                                             Dreyfus       Socially
                                              Stock       Responsible
                                              Index         Growth
                                            Subaccount    Subaccount
                                            ----------    -----------
             Dividend income...............  $  6,615       $    24
             Distribution from net
               realized gains..............     4,045             0
             Mortality and expense risk
               charges.....................    (1,802)         (103)
                                             --------       -------
             Net investment income (loss)..     8,858           (79)
                                             --------       -------
             Realized and unrealized gain
               (loss) on investments:
               Net realized loss on
                investments................   (32,068)       (1,308)
               Net change in unrealized
                appreciation
                (depreciation) of
                investments................   (31,793)       (5,344)
                                             --------       -------
             Net realized and unrealized
               loss on investments.........   (63,861)       (6,652)
                                             --------       -------
             Net decrease in net assets
               resulting from operations...  $(55,003)      $(6,731)
                                             ========       =======

                      See notes to financial statements.

                                      MONY Custom Estate Master
----------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Funds              Janus Aspen Series
----------------------------------------- --------------------------------------------
                               VIP III
   VIP             VIP II      Growth     Aggressive              Capital    Worldwide
  Growth         Contrafund Opportunities   Growth    Balanced  Appreciation   Growth
Subaccount       Subaccount  Subaccount   Subaccount Subaccount  Subaccount  Subaccount    Total
----------       ---------- ------------- ---------- ---------- ------------ ---------- -----------
 $      0         $    798     $    57    $       0   $  9,616    $  4,287    $  2,570  $   186,261
   16,394            3,195           0            0          0           0           0      432,545
     (980)            (781)       (117)      (1,142)    (1,030)     (1,064)     (1,392)     (46,350)
 --------         --------     -------    ---------   --------    --------    --------  -----------
   15,414            3,212         (60)      (1,142)     8,586       3,223       1,178      572,456
 --------         --------     -------    ---------   --------    --------    --------  -----------
  (30,853)         (17,022)     (6,442)    (100,713)    (6,198)    (45,829)    (69,838)  (1,443,287)
  (18,673)          (8,806)      5,294      (75,020)    (4,767)    (31,935)    (18,603)    (643,036)
 --------         --------     -------    ---------   --------    --------    --------  -----------
  (49,526)         (25,828)     (1,148)    (175,733)   (10,965)    (77,764)    (88,441)  (2,086,323)
 --------         --------     -------    ---------   --------    --------    --------  -----------
 $(34,112)        $(22,616)    $(1,208)   $(176,875)  $ (2,379)   $(74,541)   $(87,263) $(1,513,867)
 ========         ========     =======    =========   ========    ========    ========  ===========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                MONY Custom Estate Master
                               -----------------------------------------------------------
                                                  MONY Series Fund, Inc.
                               -----------------------------------------------------------
                                   Intermediate          Long Term          Government
                                    Term Bond              Bond             Securities
                                    Subaccount          Subaccount          Subaccount
                               -------------------  ------------------  ------------------
                                 2001       2000      2001      2000      2001      2000
                               ---------  --------  --------  --------  --------  --------
From operations:
 Net investment income........    $8,519  $  8,078  $ 11,429  $ 11,265  $  5,174  $  3,548
 Net realized gain (loss) on
   investments................       837    (6,320)    2,995    (6,902)      944      (358)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................     6,591     8,287     1,315    20,868     2,787     4,259
                               ---------  --------  --------  --------  --------  --------
Net increase (decrease) in
 net assets resulting from
 operations...................    15,947    10,045    15,739    25,231     8,905     7,449
                               ---------  --------  --------  --------  --------  --------
From unit transactions:
 Net proceeds from the
   issuance of units..........   121,623    69,042   110,478    93,945   129,023    58,595
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (14,261)   (17,826)  (16,761)  (20,887)  (20,232)  (10,185)
                               ---------  --------  --------  --------  --------  --------
Net increase from unit
 transactions.................   107,362    51,216    93,717    73,058   108,791    48,410
                               ---------  --------  --------  --------  --------  --------
Net increase in net assets....   123,309    61,261   109,456    98,289   117,696    55,859
Net assets beginning of year..   151,513    90,252   211,585   113,296   105,788    49,929
                               ---------  --------  --------  --------  --------  --------
Net assets end of year*....... $ 274,822  $151,513  $321,041  $211,585  $223,484  $105,788
                               =========  ========  ========  ========  ========  ========
Unit transactions:
Units outstanding beginning
 of year......................    13,970     8,951    19,459    12,005     9,616     4,962
Units issued during the year..    10,713     6,944     9,902     9,581    11,337     5,630
Units redeemed during the year    (1,251)   (1,925)   (1,486)   (2,127)   (1,827)     (976)
                               ---------  --------  --------  --------  --------  --------
Units outstanding end of year.    23,432    13,970    27,875    19,459    19,126     9,616
                               =========  ========  ========  ========  ========  ========
----------
*  Includes undistributed net
   investment income of:       $  20,103  $ 11,584  $ 27,243  $ 15,814  $  8,939  $  3,765
                               =========  ========  ========  ========  ========  ========

                      See notes to financial statements.

                                 MONY Custom Estate Master
------------------------------------------------------------------------------------------
 MONY Series Fund, Inc.                    Enterprise Accumulation Trust
-----------------------  -----------------------------------------------------------------
         Money                                    Small Company
         Market                 Equity                Value                 Managed
       Subaccount             Subaccount            Subaccount            Subaccount
-----------------------  --------------------  -------------------  ----------------------
   2001        2000        2001       2000       2001       2000       2001        2000
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
$   29,075  $    28,359  $ 110,755  $ 113,323  $ 191,641  $ 73,579  $   89,061  $  338,605
         0            0   (164,469)   (28,343)   (64,006)     (263)   (267,690)   (134,537)
         0            0    (57,907)  (145,922)   (91,442)  (63,235)     33,588    (177,115)
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
    29,075       28,359   (111,621)   (60,942)    36,193    10,081    (145,041)     26,953
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
   728,578    1,521,896    477,191    461,229    604,594   284,379     570,513     672,643
  (382,491)  (1,089,238)  (136,325)   (99,362)  (193,947)  (51,357)   (240,942)   (210,987)
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
   346,087      432,658    340,866    361,867    410,647   233,022     329,571     461,656
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
   375,162      461,017    229,245    300,925    446,840   243,103     184,530     488,609
   687,411      226,394    523,617    222,692    492,011   248,908   1,122,162     633,553
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
$1,062,573  $   687,411  $ 752,862  $ 523,617  $ 938,851  $492,011  $1,306,692  $1,122,162
==========  ===========  =========  =========  =========  ========  ==========  ==========
    62,215       21,669     47,999     19,286     39,371    20,346     101,675      58,038
    65,264      144,558     52,960     36,683     47,584    23,204      55,862      63,881
   (34,508)    (104,012)   (15,649)    (7,970)   (15,315)   (4,179)    (23,802)    (20,244)
----------  -----------  ---------  ---------  ---------  --------  ----------  ----------
    92,971       62,215     85,310     47,999     71,640    39,371     133,735     101,675
==========  ===========  =========  =========  =========  ========  ==========  ==========

$   62,302  $    33,227  $ 235,799  $ 125,044  $ 277,739  $ 86,098  $  499,505  $  410,444
==========  ===========  =========  =========  =========  ========  ==========  ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                   MONY Custom Estate Master
                               -----------------------------------------------------------------
                                                 Enterprise Accumulation Trust
                               -----------------------------------------------------------------
                                   International          High Yield
                                       Growth                Bond                 Growth
                                     Subaccount           Subaccount            Subaccount
                               ---------------------  ------------------  ----------------------
                                  2001       2000       2001      2000       2001        2000
                               ----------  ---------  --------  --------  ----------  ----------
From operations:
 Net investment income (loss).    $25,464  $  85,003  $ 25,738  $ 12,907  $    3,715  $   14,220
 Net realized gain (loss) on
   investments................  (354,826)      5,576    (4,099)   (2,889)   (141,952)     56,947
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................    126,672   (208,098)   (8,004)  (14,167)   (193,933)   (193,209)
                               ----------  ---------  --------  --------  ----------  ----------
Net increase (decrease) in
 net assets resulting from
 operations...................   (202,690)  (117,519)   13,635    (4,149)   (332,170)   (122,042)
                               ----------  ---------  --------  --------  ----------  ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........    213,313    932,282   136,219   199,934   1,370,112   1,615,028
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (680,712)    (33,141)  (17,790)  (23,785)   (484,138)   (420,591)
                               ----------  ---------  --------  --------  ----------  ----------
Net increase (decrease) from
 unit transactions............   (467,399)   899,141   118,429   176,149     885,974   1,194,437
                               ----------  ---------  --------  --------  ----------  ----------
Net increase (decrease) in
 net assets...................   (670,089)   781,622   132,064   172,000     553,804   1,072,395
Net assets beginning of year..    924,724    143,102   222,674    50,674   2,377,831   1,305,436
                               ----------  ---------  --------  --------  ----------  ----------
Net assets end of year*....... $  254,635  $ 924,724  $354,738  $222,674  $2,931,635  $2,377,831
                               ==========  =========  ========  ========  ==========  ==========
Unit transactions:
Units outstanding beginning
 of year......................     81,241     10,372    22,259     4,921     207,436     104,634
Units issued during the year..     22,797     73,623    13,038    19,559     135,123     138,555
Units redeemed during the year    (72,930)    (2,754)   (1,693)   (2,221)    (49,025)    (35,753)
                               ----------  ---------  --------  --------  ----------  ----------
Units outstanding end of year.     31,108     81,241    33,604    22,259     293,534     207,436
                               ==========  =========  ========  ========  ==========  ==========
----------
*  Includes undistributed net
   investment income (loss)
   of:                         $  112,474  $  87,010  $ 41,118  $ 15,380  $   16,255  $   12,540
                               ==========  =========  ========  ========  ==========  ==========

                      See notes to financial statements.

                             MONY Custom Estate Master
-----------------------------------------------------------------------------------
                           Enterprise Accumulation Trust
-----------------------------------------------------------------------------------
      Growth and           Small Company           Equity              Capital
        Income                 Growth              Income           Appreciation
      Subaccount             Subaccount          Subaccount          Subaccount
----------------------  -------------------  ------------------  ------------------
   2001        2000       2001       2000      2001      2000      2001      2000
----------  ----------  ---------  --------  --------  --------  --------  --------
$    6,763  $     (338) $  19,855  $  1,922  $  4,595  $    539  $  1,282  $ 13,253
       227      23,352    (20,677)   49,982    (1,169)   (1,533)  (24,186)   22,099
  (155,378)    (15,642)      (215)  (54,916)  (78,549)   37,495   (53,406)  (71,106)
----------  ----------  ---------  --------  --------  --------  --------  --------
  (148,388)      7,372     (1,037)   (3,012)  (75,123)   36,501   (76,310)  (35,754)
----------  ----------  ---------  --------  --------  --------  --------  --------

   615,720     710,182    308,148   380,985   294,056   224,800   228,751   246,195

   (96,462)   (143,383)  (101,786)  (76,917)  (56,682)  (61,854)  (47,772)  (36,448)
----------  ----------  ---------  --------  --------  --------  --------  --------
   519,258     566,799    206,362   304,068   237,374   162,946   180,979   209,747
----------  ----------  ---------  --------  --------  --------  --------  --------
   370,870     574,171    205,325   301,056   162,251   199,447   104,669   173,993
 1,012,179     438,008    504,317   203,261   584,702   385,255   341,158   167,165
----------  ----------  ---------  --------  --------  --------  --------  --------
$1,383,049  $1,012,179  $ 709,642  $504,317  $746,953  $584,702  $445,827  $341,158
==========  ==========  =========  ========  ========  ========  ========  ========
    84,930      36,957     31,839    13,029    52,118    36,431    25,495    10,726
    56,373      60,059     22,289    24,053    28,315    21,599    20,123    17,314
    (9,148)    (12,086)    (7,385)   (5,243)   (5,565)   (5,912)   (4,275)   (2,545)
----------  ----------  ---------  --------  --------  --------  --------  --------
   132,155      84,930     46,743    31,839    74,868    52,118    41,343    25,495
==========  ==========  =========  ========  ========  ========  ========  ========

$    5,868  $     (895) $  21,546  $  1,691  $  4,957  $    362  $ 14,343  $ 13,061
==========  ==========  =========  ========  ========  ========  ========  ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                       MONY Custom Estate Master
                               -------------------------------------------------------------------------
                                                     Enterprise Accumulation Trust
                               -------------------------------------------------------------------------
                                       Multi-Cap                                             Mid-Cap
                                        Growth                      Balanced                 Growth
                                      Subaccount                   Subaccount              Subaccount
                               ------------------------  -----------------------------  -----------------
                                 For the      For the      For the     For the period    For the period
                                year ended   year ended   year ended    May 4, 2000**    July 20, 2001**
                               December 31, December 31, December 31,      through           through
                                   2001         2000         2001     December 31, 2000 December 31, 2001
                               ------------ ------------ ------------ ----------------- -----------------
From operations:
 Net investment income (loss).    $(1,543)   $    (588)    $  1,779       $    581           $   (36)
 Net realized gain (loss) on
   investments................    (93,030)     (21,632)      (1,842)           (22)              (73)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................      14,384     (92,270)      (5,234)         1,228             5,342
                                ----------   ---------     --------       --------           -------
Net increase (decrease) in
 net assets resulting from
 operations...................     (80,189)   (114,490)      (5,297)         1,787             5,233
                                ----------   ---------     --------       --------           -------
From unit transactions:
 Net proceeds from the
   issuance of units..........     367,911     471,331       51,991        135,008            32,847
 Net asset value of units
   redeemed or used to meet
   contract obligations.......   (120,804)     (30,209)     (23,593)        (4,647)             (462)
                                ----------   ---------     --------       --------           -------
Net increase from unit
 transactions.................     247,107     441,122       28,398        130,361            32,385
                                ----------   ---------     --------       --------           -------
Net increase in net assets....     166,918     326,632       23,101        132,148            37,618
Net assets beginning of period     370,337      43,705      132,148              0                 0
                                ----------   ---------     --------       --------           -------
Net assets end of period*.....  $  537,255   $ 370,337     $155,249       $132,148           $37,618
                                ==========   =========     ========       ========           =======
Unit transactions:
Units outstanding beginning
 of period....................      41,974       3,425       12,953              0                 0
Units issued during the period      48,280      41,295        5,419         13,418             4,199
Units redeemed during the
 period.......................     (16,666)     (2,746)      (2,488)          (465)              (53)
                                ----------   ---------     --------       --------           -------
Units outstanding end of
 period.......................      73,588      41,974       15,884         12,953             4,146
                                ==========   =========     ========       ========           =======
----------
*     Includes undistributed
net investment income (loss)
of:                             $   (2,139)  $    (596)    $  2,360       $    581           $   (36)
                                ==========   =========     ========       ========           =======

** Commencement of operations

                      See notes to financial statements.

                                         MONY Custom Estate Master
-----------------------------------------------------------------------------------------------------------
                                                             Fidelity Variable Insurance Products Funds
                                                         --------------------------------------------------
      Dreyfus Stock              Dreyfus Socially                   VIP                     VIP II
          Index                 Responsible Growth                Growth                  Contrafund
       Subaccount                   Subaccount                  Subaccount                Subaccount
------------------------  -----------------------------  ------------------------  ------------------------
  For the      For the      For the     For the period     For the      For the      For the      For the
 year ended   year ended   year ended  January 7, 2000**  year ended   year ended   year ended   year ended
December 31, December 31, December 31,      through      December 31, December 31, December 31, December 31,
    2001         2000         2001     December 31, 2000     2001         2000         2001         2000
------------ ------------ ------------ ----------------- ------------ ------------ ------------ ------------
  $  8,858    $   6,158     $   (79)        $    60        $ 15,414    $  19,299     $  3,212     $  4,472
   (32,068)       8,269      (1,308)            107         (30,853)      (3,198)     (17,022)      (5,051)
   (31,793)     (29,727)     (5,344)           (840)        (18,673)     (24,389)      (8,806)      (5,913)
  --------    ---------     -------         -------        --------    ---------     --------     --------
   (55,003)     (15,300)     (6,731)           (673)        (34,112)      (8,288)     (22,616)      (6,492)
  --------    ---------     -------         -------        --------    ---------     --------     --------
   637,921      427,677      37,499          17,935         342,423      326,830      265,021      126,806
   (71,878)    (157,747)     (3,607)         (2,317)        (53,307)    (138,678)     (21,761)     (21,990)
  --------    ---------     -------         -------        --------    ---------     --------     --------
   566,043      269,930      33,892          15,618         289,116      188,152      243,260      104,816
  --------    ---------     -------         -------        --------    ---------     --------     --------
   511,040      254,630      27,161          14,945         255,004      179,864      220,644       98,324
   303,734       49,104      14,945               0         189,877       10,013      109,722       11,398
  --------    ---------     -------         -------        --------    ---------     --------     --------
  $814,774    $ 303,734     $42,106         $14,945        $444,881    $ 189,877     $330,366     $109,722
  ========    =========     =======         =======        ========    =========     ========     ========
    31,383        4,587       1,584               0          19,242          899       11,133        1,075
    73,554       41,292       4,668           1,804          41,783       29,616       29,923       12,265
    (8,726)     (14,496)       (466)           (220)         (6,024)     (11,273)      (2,668)      (2,207)
  --------    ---------     -------         -------        --------    ---------     --------     --------
    96,211       31,383       5,786           1,584          55,001       19,242       38,388       11,133
  ========    =========     =======         =======        ========    =========     ========     ========

  $ 15,322    $   6,464     $   (19)        $    60        $ 34,713    $  19,299     $  7,682     $  4,470
  ========    =========     =======         =======        ========    =========     ========     ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                            MONY Custom Estate Master
                                             -------------------------------------------------------
                                              Fidelity Variable Insurance
                                                     Products Funds            Janus Aspen Series
                                             -----------------------------  ------------------------
                                                        VIP III
                                                         Growth                    Aggressive
                                                     Opportunities                   Growth
                                                       Subaccount                  Subaccount
                                             -----------------------------  ------------------------
                                               For the     For the period     For the      For the
                                              year ended  January 7, 2000**  year ended   year ended
                                             December 31,      through      December 31, December 31,
                                                 2001     December 31, 2000     2001         2000
                                             ------------ ----------------- ------------ ------------
From operations:
 Net investment income (loss)...............      $(60)        $   488       $  (1,142)   $  21,242
 Net realized loss on investments...........    (6,442)         (1,134)       (100,713)     (22,761)
 Net change in unrealized appreciation
   (depreciation) of investments............      5,294         (3,413)        (75,020)    (181,884)
                                              ---------        -------       ---------    ---------
Net decrease in net assets resulting from
 operations.................................     (1,208)        (4,059)       (176,875)    (183,403)
                                              ---------        -------       ---------    ---------
From unit transactions:
 Net proceeds from the issuance of units....     51,855         34,723         194,015      579,283
 Net asset value of units redeemed or used
   to meet contract obligations.............   (10,251)         (7,038)        (64,202)     (35,432)
                                              ---------        -------       ---------    ---------
Net increase from unit transactions.........     41,604         27,685         129,813      543,851
                                              ---------        -------       ---------    ---------
Net increase (decrease) in net assets.......     40,396         23,626         (47,062)     360,448
Net assets beginning of period..............     23,626              0         371,092       10,644
                                              ---------        -------       ---------    ---------
Net assets end of period*...................  $  64,022        $23,626       $ 324,030    $ 371,092
                                              =========        =======       =========    =========
Unit transactions:
Units outstanding beginning of period.......      2,771              0          47,236          920
Units issued during the period..............      7,412          3,514          33,593       49,675
Units redeemed during the period............     (1,374)          (743)        (12,435)      (3,359)
                                              ---------        -------       ---------    ---------
Units outstanding end of period.............      8,809          2,771          68,394       47,236
                                              =========        =======       =========    =========
----------
*  Includes undistributed net investment
   income of:                                 $     428        $   488       $  20,099    $  21,241
                                              =========        =======       =========    =========

** Commencement of operations

                      See notes to financial statements.

                                       MONY Custom Estate Master
------------------------------------------------------------------------------------------------------
                             Janus Aspen Series
----------------------------------------------------------------------------

                                   Capital                  Worldwide
        Balanced                Appreciation                 Growth
       Subaccount                Subaccount                Subaccount                   Total
------------------------  ------------------------  ------------------------  ------------------------
  For the      For the      For the      For the      For the      For the      For the      For the
 year ended   year ended   year ended   year ended   year ended   year ended   year ended   year ended
December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
    2001         2000         2001         2000         2001         2000         2001         2000
------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
  $  8,586     $  5,581     $  3,223     $  2,209     $  1,178     $ 11,201   $   572,456  $   774,966
    (6,198)      (1,875)     (45,829)        (551)     (69,838)      (2,376)   (1,443,287)     (73,413)
    (4,767)      (5,708)     (31,935)     (64,501)     (18,603)     (53,444)     (643,036)  (1,333,362)
  --------     --------     --------     --------     --------     --------   -----------  -----------
    (2,379)      (2,002)     (74,541)     (62,843)     (87,263)     (44,619)   (1,513,867)    (631,809)
  --------     --------     --------     --------     --------     --------   -----------  -----------
   323,230       83,353      201,217      348,278      486,821      328,211     8,901,070   10,350,570
   (14,717)     (19,244)     (38,931)     (19,220)     (87,606)     (22,457)   (3,001,420)  (2,754,940)
  --------     --------     --------     --------     --------     --------   -----------  -----------
   308,513       64,109      162,286      329,058      399,215      305,754     5,899,650    7,595,630
  --------     --------     --------     --------     --------     --------   -----------  -----------
   306,134       62,107       87,745      266,215      311,952      261,135     4,385,783    6,963,821
    74,846       12,739      267,527        1,312      273,921       12,786    11,393,447    4,429,626
  --------     --------     --------     --------     --------     --------   -----------  -----------
  $380,980     $ 74,846     $355,272     $267,527     $585,873     $273,921   $15,779,230  $11,393,447
  ========     ========     ========     ========     ========     ========   ===========  ===========
     7,358        1,220       26,280          105       28,219        1,107
    33,657        8,015       23,175       27,786       60,958       29,104
    (1,590)      (1,877)      (4,732)      (1,611)     (11,069)      (1,992)
  --------     --------     --------     --------     --------     --------
    39,425        7,358       44,723       26,280       78,108       28,219
  ========     ========     ========     ========     ========     ========
  $ 14,299     $  5,713     $  5,433     $  2,210     $ 12,376     $ 11,198   $ 1,458,709  $   886,253
  ========     ========     ========     ========     ========     ========   ===========  ===========

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS


1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Variable Universal Life Insurance policies (MONY Custom Estate Master) is presented here.

   There are twenty-six MONY Custom Estate Master Subaccounts within the Variable Account, each of which invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The subaccounts of MONY Custom Estate Master commenced operations in 1999, 2000 and 2001. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amounts deducted for the MONY Custom Estate Master subaccounts for the period ended December 31, 2001 aggregated $1,191,624.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.35% of the average daily net assets of each of the MONY Custom Estate Master subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2001, MONY America received $3,089 in aggregate from certain Funds in connection with the MONY Custom Estate Master subaccounts.

4. Investment transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 2001 were as follows:

                                       Cost of Shares Acquired   Proceeds from
 MONY Custom Estate Master Subaccounts (Excludes Reinvestments) Shares Redeemed
 ------------------------------------- ------------------------ ---------------
   MONY Series Fund, Inc.
   Intermediate Term Bond Portfolio...        $  144,238           $ 37,606
   Long Term Bond Portfolio...........           134,254             41,486
   Government Securities Portfolio....           134,956             26,722
   Money Market Portfolio.............           824,872            481,817

   Enterprise Accumulation Trust
   Equity Portfolio...................           524,033            185,244
   Small Company Value Portfolio......           735,773            327,514
   Managed Portfolio..................           811,918            486,460
   International Growth Portfolio.....           354,523            823,762
   High Yield Bond Portfolio..........           153,935             36,534
   Growth Portfolio...................         1,595,287            718,158
   Growth and Income Portfolio........           781,597            266,450
   Small Company Growth Portfolio.....           330,038            125,549

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions: (continued)

                                               Cost of Shares Acquired   Proceeds from
MONY Custom Estate Master Subaccounts          (Excludes Reinvestments) Shares Redeemed
-------------------------------------          ------------------------ ---------------
Equity Income Portfolio.......................         $316,112            $ 80,931
Capital Appreciation Portfolio................          246,655              66,997
Multi-Cap Growth Portfolio....................          397,750             152,143
Balanced Portfolio............................           57,684              29,781
Mid-Cap Growth Portfolio......................           32,846                 491

Dreyfus
Dreyfus Stock Index Fund......................          695,690             131,354
Dreyfus Socially Responsible Growth Fund, Inc.           37,575               3,780

Fidelity Variable Insurance Products Funds
VIP Growth Portfolio..........................          372,148              83,960
VIP II Contrafund Portfolio...................          315,309              72,790
VIP III Growth Opportunities Portfolio........           87,843              46,348

Janus Aspen Series
Aggressive Growth Portfolio...................          199,430              70,754
Balanced Portfolio............................          337,773              30,234
Capital Appreciation Portfolio................          250,437              89,191
Worldwide Growth Portfolio....................          532,935             135,050

5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2001:

                                      At December 31, 2001  For the period ended December 31, 2001
                                      --------------------- -------------------------------------
                                                      Net   Investment
                                               Unit  Assets   Income             Expense   Total
MONY Custom Estate Master Subaccounts  Units  Values (000s)   Ratio*             Ratio** Return***
------------------------------------- ------- ------ ------ ----------           ------- ---------
  MONY Series Fund, Inc.
  Intermediate Term Bond Subaccount..  23,432 $11.73 $  275    4.28%              0.35%     8.11%
  Long Term Bond Subaccount..........  27,875  11.52    321    4.45               0.35      5.98
  Government Securities Subaccount...  19,126  11.68    223    3.46               0.35      6.18
  Money Market Subaccount............  92,971  11.43  1,063    3.61               0.35      3.44

  Enterprise Accumulation Trust
  Equity Subaccount..................  85,310   8.83    753    0.00               0.35    (19.07)
  Small Company Value Subaccount.....  71,640  13.11    939    0.27               0.35      4.88
  Managed Subaccount................. 133,735   9.77  1,307    2.30               0.35    (11.50)
  International Growth Subaccount....  31,108   8.19    255    0.33               0.35    (28.03)
  High Yield Bond Subaccount.........  33,604  10.56    355    8.85               0.35      5.60
  Growth Subaccount.................. 293,534   9.99  2,932    0.49               0.35    (12.83)

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

                                               At December 31, 2001  For the period ended December 31, 2001
                                               --------------------- --------------------------------------
                                                               Net   Investment
                                                        Unit  Assets   Income            Expense    Total
MONY Custom Estate Master Subaccounts           Units  Values (000s)   Ratio*            Ratio**  Return***
-------------------------------------          ------- ------ ------ ----------          -------  ---------
Growth and Income Subaccount.................. 132,155 $10.47 $1,383    0.91%             0.35%    (12.16)%
Small Company Growth Subaccount...............  46,743  15.18    710    1.69              0.35      (4.17)
Equity Income Subaccount......................  74,868   9.98    747    1.07              0.35     (11.05)
Capital Appreciation Subaccount...............  41,343  10.78    446    0.68              0.35     (19.43)
Multi-Cap Growth Subaccount...................  73,588   7.30    537    0.00              0.35     (17.23)
Balanced Subaccount...........................  15,884   9.77    155    1.59              0.35      (4.22)
Mid-Cap Growth Subaccount (1).................   4,146   9.07     38    0.00(/\)          0.35(/\)  (9.30)

Dreyfus
Dreyfus Stock Index Subaccount................  96,211   8.47    815    1.28              0.35     (12.50)
Dreyfus Socially Responsible Growth Subaccount   5,786   7.28     42    0.08              0.35     (22.80)

Fidelity Variable Insurance Products Funds
VIP Growth Subaccount.........................  55,001   8.09    445    0.00              0.35     (18.03)
VIP II Contrafund Subaccount..................  38,388   8.61    330    0.36              0.35     (12.68)
VIP III Growth Opportunities Subaccount.......   8,809   7.27     64    0.17              0.35     (14.77)

Janus Aspen Series
Aggressive Growth Subaccount..................  68,394   4.74    324    0.00              0.35     (39.69)
Balanced Subaccount...........................  39,425   9.66    381    3.27              0.35      (5.01)
Capital Appreciation Subaccount...............  44,723   7.94    355    1.41              0.35     (22.00)
Worldwide Growth Subaccount...................  78,108   7.50    586    0.65              0.35     (22.76)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\) Annualized
(1) For the period July 20, 2001 (commencement of operations) through December 31, 2001.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Corporate Sponsored
  Variable Universal Life

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Corporate Sponsored Variable Universal Life's Subaccounts of MONY America Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001

                                  Corporate Sponsored Variable Universal Life
                               -------------------------------------------------
                                            MONY Series Fund, Inc.
                               -------------------------------------------------
                                  Money     Intermediate Long Term    Government
                                  Market     Term Bond      Bond      Securities
                                Subaccount   Subaccount  Subaccount   Subaccount
                               ------------ ------------ -----------  ----------
           ASSETS

Shares held in respective
 Funds........................   32,109,599     366,335    2,446,318     274,524
                               ============  ==========  ===========  ==========
Investments at cost........... $ 32,109,599  $4,048,845  $32,613,230  $3,007,413
                               ============  ==========  ===========  ==========
Investments in respective
 Funds, at net asset value.... $ 32,109,599  $4,128,592  $32,731,737  $3,146,048
Amount due from MONY America..       48,978      94,525        1,630         635
                               ------------  ----------  -----------  ----------
   Total assets...............   32,158,577   4,223,117   32,733,367   3,146,683
                               ------------  ----------  -----------  ----------
         LIABILITIES

Amount due to respective Funds       48,978      94,525        1,630         635
                               ------------  ----------  -----------  ----------
   Total liabilities..........       48,978      94,525        1,630         635
                               ------------  ----------  -----------  ----------
Net assets.................... $ 32,109,599  $4,128,592  $32,731,737  $3,146,048
                               ============  ==========  ===========  ==========
Net assets consist of:
 Contractholders' net payments  $29,703,765  $3,673,180  $29,208,719  $2,696,023
 Undistributed net investment
   income.....................    2,405,834     441,034    3,892,679     310,600
 Accumulated net realized
   gain (loss) on investments.            0     (65,369)    (488,168)        790
 Net unrealized appreciation
   of investments.............            0      79,747      118,507     138,635
                               ------------  ----------  -----------  ----------
Net assets.................... $ 32,109,599  $4,128,592  $32,731,737  $3,146,048
                               ============  ==========  ===========  ==========
Number of units outstanding*..    2,596,777     329,727    2,621,046     252,208
                               ------------  ----------  -----------  ----------
Net asset value per unit
 outstanding*................. $      12.37  $    12.52  $     12.49  $    12.47
                               ============  ==========  ===========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                                Corporate Sponsored Variable Universal Life
                               -----------------------------------------------------------------------------

                                                       Enterprise Accumulation Trust
                               -----------------------------------------------------------------------------
                                            Small Company            International High Yield   Small Company
                                  Equity        Value      Managed      Growth        Bond         Growth
                                Subaccount   Subaccount   Subaccount  Subaccount   Subaccount    Subaccount
                               ------------ ------------- ---------- ------------- -----------  -------------
           ASSETS
Shares held in respective
 Funds........................      208,365      62,363       9,616       31,178     6,300,501      74,600
                               ============  ==========   =========    =========   ===========    ========
Investments at cost........... $  4,928,389  $1,439,553   $ 213,234    $ 162,887   $30,976,212    $600,472
                               ============  ==========   =========    =========   ===========    ========
Investments in respective
 Funds, at net asset value.... $  3,613,057  $1,221,688   $ 188,468    $ 135,001   $27,344,174    $587,103
Amount due from MONY America..          269       1,039         277            0            93         185
                               ------------  ----------   ---------    ---------   -----------    --------
   Total assets...............    3,613,326   1,222,727     188,745      135,001    27,344,267     587,288
                               ------------  ----------   ---------    ---------   -----------    --------
         LIABILITIES
Amount due to respective Funds          269       1,039         277            0            93         185
                               ------------  ----------   ---------    ---------   -----------    --------
   Total liabilities..........          269       1,039         277            0            93         185
                               ------------  ----------   ---------    ---------   -----------    --------
Net assets.................... $  3,613,057  $1,221,688   $ 188,468    $ 135,001   $27,344,174    $587,103
                               ============  ==========   =========    =========   ===========    ========
Net assets consist of:
 Contractholders' net payments   $4,396,622  $1,042,678   $ 143,571    $ 120,374   $26,152,413    $572,967
 Undistributed net investment
   income.....................    1,423,726     519,217     299,457      161,088     5,762,682      21,257
 Accumulated net realized
   gain (loss) on investments.    (891,959)    (122,342)   (229,794)    (118,575)     (938,883)      6,248
 Net unrealized appreciation
   (depreciation) of
   investments................  (1,315,332)    (217,865)    (24,766)     (27,886)   (3,632,038)    (13,369)
                               ------------  ----------   ---------    ---------   -----------    --------
Net assets.................... $  3,613,057  $1,221,688   $ 188,468    $ 135,001   $27,344,174    $587,103
                               ============  ==========   =========    =========   ===========    ========
Number of units outstanding*..      341,080      73,925      16,988       15,232     2,336,577      55,453
                               ------------  ----------   ---------    ---------   -----------    --------
Net asset value per unit
 outstanding*................. $      10.59  $    16.53   $   11.09    $    8.86   $     11.70    $  10.59
                               ============  ==========   =========    =========   ===========    ========

----------
*Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                        Corporate Sponsored Variable Universal Life
------------ --------------------------------------------------------------------------------------------------
 Enterprise
Accumulation Dreyfus Variable Investment
   Trust                Fund                                               Van Eck Worldwide Insurance Trust
------------ ---------------------------  Dreyfus          Dreyfus       -------------------------------------
                           Small Company   Stock           Socially         Hard    Worldwide     Worldwide
   Growth    Appreciation      Stock       Index      Responsible Growth   Assets      Bond    Emerging Markets
 Subaccount   Subaccount    Subaccount   Subaccount       Subaccount     Subaccount Subaccount    Subaccount
------------ ------------  ------------- -----------  ------------------ ---------- ---------- ----------------
    46,275        61,772       51,560      1,634,388          9,043         3,496      8,342         13,205
  ========    ==========     ========    ===========       ========       =======    =======       ========
  $232,927    $2,251,002     $905,336    $54,788,730       $253,291       $39,710    $83,014       $112,335
  ========    ==========     ========    ===========       ========       =======    =======       ========
  $241,093    $2,160,800     $917,260    $47,985,630       $241,185       $37,372    $78,586       $107,487
       742           855        1,464        102,158              0             0          0              0
  --------    ----------     --------    -----------       --------       -------    -------       --------
   241,835     2,161,655      918,724     48,087,788        241,185        37,372     78,586        107,487
  --------    ----------     --------    -----------       --------       -------    -------       --------
       742           855        1,464        102,158              0             0          0              0
  --------    ----------     --------    -----------       --------       -------    -------       --------
       742           855        1,464        102,158              0             0          0              0
  --------    ----------     --------    -----------       --------       -------    -------       --------
  $241,093    $2,160,800     $917,260    $47,985,630       $241,185       $37,372    $78,586       $107,487
  ========    ==========     ========    ===========       ========       =======    =======       ========
  $298,406    $2,246,139     $817,398    $51,659,788       $316,355       $39,207    $82,275       $159,194
     2,695        82,716        3,576      2,145,732          4,477           303      8,159            197

   (68,174)      (77,853)      84,362        983,210        (67,541)          200     (7,420)       (47,056)

     8,166       (90,202)      11,924     (6,803,100)       (12,106)       (2,338)    (4,428)        (4,848)
  --------    ----------     --------    -----------       --------       -------    -------       --------
  $241,093    $2,160,800     $917,260    $47,985,630       $241,185       $37,372    $78,586       $107,487
  ========    ==========     ========    ===========       ========       =======    =======       ========
    29,036       162,699       84,950      3,736,835         29,198         3,747      7,936         20,273
  --------    ----------     --------    -----------       --------       -------    -------       --------
  $   8.30    $    13.28     $  10.80    $     12.84       $   8.26       $  9.97    $  9.90       $   5.30
  ========    ==========     ========    ===========       ========       =======    =======       ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                             Corporate Sponsored Variable Universal Life
                               ----------------------------------------------------------------------
                                                            T. Rowe Price
                               ----------------------------------------------------------------------
                                                                                            Personal
                                 Equity      Prime    International  Limited   New America  Strategy
                                 Income     Reserve       Stock        Term      Growth     Balanced
                               Subaccount  Subaccount  Subaccount   Subaccount Subaccount  Subaccount
                               ----------- ---------- ------------- ---------- ----------- ----------
           ASSETS
Shares held in respective
 Funds........................     232,196   303,689      144,113      6,502       42,174     108,937
                               ===========  ========   ==========    =======    =========  ==========
Investments at cost........... $ 4,522,288  $303,689   $1,897,949    $32,797    $ 771,960  $1,613,578
                               ===========  ========   ==========    =======    =========  ==========
Investments in respective
 Funds, at net asset value.... $ 4,451,206  $303,689   $1,652,973    $32,901    $ 764,189  $1,603,550
Amount due from MONY America..      24,260       300          662          0       12,297      30,120
                               -----------  --------   ----------    -------    ---------  ----------
   Total assets...............   4,475,466   303,989    1,653,635     32,901      776,486   1,633,670
                               -----------  --------   ----------    -------    ---------  ----------
         LIABILITIES
Amount due to respective Funds      24,260       300          662          0       12,297      30,120
                               -----------  --------   ----------    -------    ---------  ----------
   Total liabilities..........      24,260       300          662          0       12,297      30,120
                               -----------  --------   ----------    -------    ---------  ----------
Net assets.................... $ 4,451,206  $303,689   $1,652,973    $32,901    $ 764,189  $1,603,550
                               ===========  ========   ==========    =======    =========  ==========
Net assets consist of:
 Contractholders' net payments  $4,268,220  $281,922   $2,296,093    $28,042    $ 827,787  $1,564,014
 Undistributed net investment
   income.....................     267,379    21,767      111,603      3,234       85,571     131,937
 Accumulated net realized
   gain (loss) on investments.    (13,311)         0     (509,747)     1,521     (141,398)    (82,373)
 Net unrealized appreciation
   (depreciation) of
   investments................    (71,082)         0     (244,976)       104       (7,771)    (10,028)
                               -----------  --------   ----------    -------    ---------  ----------
Net assets.................... $ 4,451,206  $303,689   $1,652,973    $32,901    $ 764,189  $1,603,550
                               ===========  ========   ==========    =======    =========  ==========
Number of units outstanding*..     367,716    26,335      183,999      2,760       76,446     138,027
                               -----------  --------   ----------    -------    ---------  ----------
Net asset value per unit
 outstanding*................. $     12.11  $  11.53   $     8.98    $ 11.92    $   10.00  $    11.62
                               ===========  ========   ==========    =======    =========  ==========

----------
*Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                             Corporate Sponsored Variable Universal Life
-----------------------------------------------------------------------------------------------------
          Fidelity Variable Insurance Products Funds             The Universal Institutional Funds, Inc.
-------------------------------------------------------------    --------------------------------------
                             VIP III      VIP II     VIP III
   VIP          VIP II       Growth       Asset     Growth and      Equity          Fixed
  Growth      Contrafund  Opportunities  Manager      Income        Growth          Income      Value
Subaccount    Subaccount   Subaccount   Subaccount  Subaccount    Subaccount      Subaccount  Subaccount
----------    ----------  ------------- ----------  -----------  ----------      ----------   ----------
    38,966       233,531      13,001       355,042      741,144     29,743          446,420      13,241
==========    ==========    ========    ==========  ===========  =========        ==========   ========
$1,357,740    $4,705,256    $200,312    $5,184,174  $10,019,942  $ 454,684       $4,569,657    $176,009
==========    ==========    ========    ==========  ===========  =========        ==========   ========
$1,309,644    $4,700,978    $196,704    $5,151,654  $ 9,775,691  $ 422,652       $4,843,658    $169,094
    52,383        19,433           0             0       13,328        142              185         783
----------    ----------    --------    ----------  -----------  ---------        ----------   --------
 1,362,027     4,720,411     196,704     5,151,654    9,789,019    422,794        4,843,843     169,877
----------    ----------    --------    ----------  -----------  ---------        ----------   --------
    52,383        19,433           0             0       13,328        142              185         783
----------    ----------    --------    ----------  -----------  ---------        ----------   --------
    52,383        19,433           0             0       13,328        142              185         783
----------    ----------    --------    ----------  -----------  ---------        ----------   --------
$1,309,644    $4,700,978    $196,704    $5,151,654  $ 9,775,691  $ 422,652       $4,843,658    $169,094
==========    ==========    ========    ==========  ===========  =========        ==========   ========
$1,783,653    $5,053,441    $227,668    $5,188,797  $10,114,166  $ 556,984       $4,058,437    $171,770
   129,179        98,448         405        90,123      510,120     27,361          501,805       8,464
  (555,092)     (446,633)    (27,761)      (94,746)    (604,344)  (129,661)           9,415      (4,225)

   (48,096)       (4,278)     (3,608)      (32,520)    (244,251)   (32,032)         274,001      (6,915)
----------    ----------    --------    ----------  -----------  ---------        ----------   --------
$1,309,644    $4,700,978    $196,704    $5,151,654  $ 9,775,691  $ 422,652       $4,843,658    $169,094
==========    ==========    ========    ==========  ===========  =========        ==========   ========
   152,490       540,827      27,752       549,214    1,108,899     52,593          397,278      13,722
----------    ----------    --------    ----------  -----------  ---------        ----------   --------
$     8.59    $     8.69    $   7.09    $     9.38  $      8.82  $    8.04       $    12.19    $  12.32
==========    ==========    ========    ==========  ===========  =========        ==========   ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                                     Corporate Sponsored Variable Universal Life
                               ---------------------------------------------------------------------------------------
                                                           Janus Aspen Series
                               -------------------------------------------------------------------------
                                Aggressive   Flexible  International Worldwide      Capital    Strategic
                                  Growth      Income      Growth       Growth     Appreciation   Value
                                Subaccount  Subaccount  Subaccount   Subaccount    Subaccount  Subaccount    Total
                               ------------ ---------- ------------- -----------  ------------ ---------- ------------
           ASSETS
Shares held in respective
 Funds........................       79,121    549,965       55,012      287,201       61,189       373
                               ============ ==========  ===========  ===========   ==========   =======
Investments at cost........... $  2,114,365 $6,234,377  $ 1,552,663  $ 8,306,207   $1,485,200   $ 3,387   $224,272,413
                               ============ ==========  ===========  ===========   ==========   =======   ============
Investments in respective
 Funds, at net asset value.... $  1,739,071 $6,412,592  $ 1,291,140  $ 8,196,716   $1,267,842   $ 3,422   $211,264,246
Amount due from MONY America..       30,312      1,924       18,742          417       13,827       269        472,234
                               ------------ ----------  -----------  -----------   ----------   -------   ------------
   Total assets...............    1,769,383  6,414,516    1,309,882    8,197,133    1,281,669     3,691    211,736,480
                               ------------ ----------  -----------  -----------   ----------   -------   ------------
         LIABILITIES
Amount due to respective Funds       30,312      1,924       18,742          417       13,827       269        472,234
                               ------------ ----------  -----------  -----------   ----------   -------   ------------
   Total liabilities..........       30,312      1,924       18,742          417       13,827       269        472,234
                               ------------ ----------  -----------  -----------   ----------   -------   ------------
Net assets.................... $  1,739,071 $6,412,592  $ 1,291,140  $ 8,196,716   $1,267,842   $ 3,422   $211,264,246
                               ============ ==========  ===========  ===========   ==========   =======   ============
Net assets consist of:
 Contractholders' net payments   $3,349,790 $5,641,361  $ 2,835,059  $ 9,390,193   $1,648,637   $ 4,743   $212,619,851
 Undistributed net investment
   income.....................       88,766    551,739      175,936      135,048       22,947         7     20,447,268
 Accumulated net realized
   gain (loss) on investments.  (1,324,191)     41,277   (1,458,332)  (1,219,034)    (186,384)   (1,363)    (8,794,706)
 Net unrealized appreciation
   (depreciation) of
   investments................    (375,294)    178,215     (261,523)    (109,491)    (217,358)       35    (13,008,167)
                               ------------ ----------  -----------  -----------   ----------   -------   ------------
Net assets.................... $  1,739,071 $6,412,592  $ 1,291,140  $ 8,196,716   $1,267,842   $ 3,422   $211,264,246
                               ============ ==========  ===========  ===========   ==========   =======   ============
Number of units outstanding*..      373,628    559,685      164,542    1,087,638      199,382       369
                               ------------ ----------  -----------  -----------   ----------   -------
Net asset value per unit
 outstanding*................. $       4.65 $    11.46  $      7.85  $      7.54   $     6.36   $  9.26
                               ============ ==========  ===========  ===========   ==========   =======

----------
*Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001

                                              Corporate Sponsored Variable Universal Life
                              ---------------------------------------------------------------------------
                                          MONY Series Fund, Inc.              Enterprise Accumulation Trust
                              ----------------------------------------------  ----------------------------
                                Money     Intermediate Long Term   Government                 Small Company
                                Market     Term Bond      Bond     Securities    Equity           Value
                              Subaccount   Subaccount  Subaccount  Subaccount  Subaccount      Subaccount
                              ----------  ------------ ----------  ----------  -----------    -------------
Dividend income..............  $933,202     $272,408   $1,515,419   $139,985  $         0       $   3,099
Distribution from net
 realized gains..............         0            0            0          0      685,822         313,600
                               --------     --------   ----------   --------   -----------      ---------
Net investment income........   933,202      272,408    1,515,419    139,985      685,822         316,699
                               --------     --------   ----------   --------   -----------      ---------
Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) on
   investments...............         0       11,338     (197,513)     9,082   (1,019,400)        (90,609)
 Net change in unrealized
   appreciation
   (depreciation)
   of investments............         0        2,144      501,508     43,099     (332,988)       (175,605)
                               --------     --------   ----------   --------   -----------      ---------
Net realized and unrealized
 gain (loss) on investments..         0       13,482      303,995     52,181   (1,352,388)       (266,214)
                               --------     --------   ----------   --------   -----------      ---------
Net increase (decrease) in
 net assets resulting
 from operations.............  $933,202     $285,890   $1,819,414   $192,166  $  (666,566)      $  50,485
                               ========     ========   ==========   ========   ===========      =========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001

                                       Corporate Sponsored Variable Universal Life
                              ------------------------------------------------------------
                                              Enterprise Accumulation Trust
                              ------------------------------------------------------------
                                         International High Yield  Small Company
                               Managed      Growth        Bond        Growth       Growth
                              Subaccount  Subaccount   Subaccount   Subaccount   Subaccount
                              ---------- ------------- ----------  ------------- ----------
Dividend income.............. $   4,084    $    948    $2,280,621    $  8,400     $  1,074
Distribution from net
 realized gains..............     9,771      14,670             0      11,213            0
                              ---------    --------    ----------    --------     --------
Net investment income........    13,855      15,618     2,280,621      19,613        1,074
                              ---------    --------    ----------    --------     --------
Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) on
   investments...............  (97,625)     (59,083)     (652,869)    (21,372)     (67,869)
 Net change in unrealized
   appreciation
   (depreciation)
   of investments............    39,211     (12,504)     (277,653)     (9,007)      (1,436)
                              ---------    --------    ----------    --------     --------
Net realized and unrealized
 loss on investments.........   (58,414)    (71,587)     (930,522)    (30,379)     (69,305)
                              ---------    --------    ----------    --------     --------
Net increase (decrease) in
 net assets resulting from
 operations.................. $ (44,559)   $(55,969)   $1,350,099    $(10,766)    $(68,231)
                              =========    ========    ==========    ========     ========

                      See notes to financial statements.

                              Corporate Sponsored Variable Universal Life
------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund                                   Van Eck Worldwide Insurance Trust
-------------------------------                                 -------------------------------------
                                 Dreyfus          Dreyfus
                  Small Company   Stock           Socially         Hard    Worldwide     Worldwide
Appreciation          Stock       Index      Responsible Growth   Assets      Bond    Emerging Markets
 Subaccount        Subaccount   Subaccount       Subaccount     Subaccount Subaccount    Subaccount
------------      ------------- -----------  ------------------ ---------- ---------- ----------------
 $  18,671          $    881    $   472,307       $    161       $   258    $ 3,988       $      0
         0                 0        250,428              0             0          0              0
 ---------          --------    -----------       --------       -------    -------       --------
    18,671               881        722,735            161           258      3,988              0
 ---------          --------    -----------       --------       -------    -------       --------
  (249,560)           26,737       (724,739)       (65,809)           67       (296)       (48,662)
   (47,252)          (83,771)    (5,136,286)        13,257        (3,810)    (8,070)        46,754
 ---------          --------    -----------       --------       -------    -------       --------
  (296,812)          (57,034)    (5,861,025)       (52,552)       (3,743)    (8,366)        (1,908)
 ---------          --------    -----------       --------       -------    -------       --------
 $(278,141)         $(56,153)   $(5,138,290)      $(52,391)      $(3,485)   $(4,378)      $ (1,908)
 =========          ========    ===========       ========       =======    =======       ========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001

                                               Corporate Sponsored Variable Universal Life
                              ----------------------------------------------------------------------------
                                                              T. Rowe Price
                              ----------------------------------------------------------------------------
                                Equity      Prime    International  Limited   New America Personal Strategy
                                Income     Reserve       Stock        Term      Growth        Balanced
                              Subaccount  Subaccount  Subaccount   Subaccount Subaccount     Subaccount
                              ----------  ---------- ------------- ---------- ----------- -----------------
Dividend income.............. $   57,353   $10,591     $  34,924     $1,690    $       0      $ 43,476
Distribution from net
 realized gains..............     66,932         0             0          0       12,388             0
                              ----------   -------     ---------     ------    ---------      --------
Net investment income........    124,285    10,591        34,924      1,690       12,388        43,476
                              ----------   -------     ---------     ------    ---------      --------
Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) on
   investments...............     17,483         0      (479,240)     1,556     (125,500)      (85,077)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments...............  (120,429)         0       (85,721)      (710)      64,278        17,331
                              ----------   -------     ---------     ------    ---------      --------
Net realized and unrealized
 gain (loss) on investments..   (102,946)        0      (564,961)       846      (61,222)      (67,746)
                              ----------   -------     ---------     ------    ---------      --------
Net increase (decrease) in
 net assets resulting from
 operations.................. $   21,339   $10,591     $(530,037)    $2,536    $ (48,834)     $(24,270)
                              ==========   =======     =========     ======    =========      ========

                      See notes to financial statements.

                                   Corporate Sponsored Variable Universal Life
-----------------------------------------------------------------------------------------------------------------
                Fidelity Variable Insurance Products Funds                      The Universal Institutional Funds, Inc.
-------------------------------------------------------------------------       --------------------------------------
   VIP            VIP II         VIP III           VIP II          VIP III        Equity            Fixed
  Growth        Contrafund Growth Opportunities Asset Manager Growth and Income   Growth            Income     Value
Subaccount      Subaccount      Subaccount       Subaccount      Subaccount     Subaccount        Subaccount Subaccount
----------      ---------- -------------------- ------------- ----------------- ----------        ---------- ----------
$     937       $  20,344        $    405         $  65,544       $ 119,620      $    589          $194,001   $  1,605
   88,150          71,801               0            24,579         384,043             0            74,826      6,424
---------       ---------        --------         ---------       ---------      --------          --------   --------
   89,087          92,145             405            90,123         503,663           589           268,827      8,029
---------       ---------        --------         ---------       ---------      --------          --------   --------
 (448,713)       (399,309)        (28,158)         (103,948)       (695,834)      (91,393)            6,060     (5,558)
   (9,623)         47,719           8,196           (23,778)       (246,307)       14,509            97,956     (7,453)
---------       ---------        --------         ---------       ---------      --------          --------   --------

 (458,336)       (351,590)        (19,962)         (127,726)       (942,141)      (76,884)          104,016    (13,011)
---------       ---------        --------         ---------       ---------      --------          --------   --------
$(369,249)      $(259,445)       $(19,557)        $ (37,603)      $(438,478)     $(76,295)         $372,843   $ (4,982)
=========       =========        ========         =========       =========      ========          ========   ========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001

                                                    Corporate Sponsored Variable Universal Life
                              --------------------------------------------------------------------------------------
                                                         Janus Aspen Series
                              ------------------------------------------------------------------------
                               Aggressive    Flexible  International Worldwide    Capital    Strategic
                                 Growth       Income      Growth       Growth   Appreciation   Value
                               Subaccount   Subaccount  Subaccount   Subaccount  Subaccount  Subaccount    Total
                              ------------  ---------- ------------- ---------- ------------ ---------- ------------
Dividend income.............. $          0   $363,843   $    16,191  $  33,437   $  17,654    $     7   $  6,637,717
Distribution from net
 realized gains..............            0          0             0          0           0          0      2,014,647
                              ------------   --------   -----------  ---------   ---------    -------   ------------
Net investment income........            0    363,843        16,191     33,437      17,654          7      8,652,364
                              ------------   --------   -----------  ---------   ---------    -------   ------------
Realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss) on
   investments...............  (1,011,086)     43,526    (1,372,973)  (897,108)   (155,353)    (1,363)    (9,080,170)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments...............     (50,868)     81,540       585,833     51,933    (204,838)        30     (5,222,811)
                              ------------   --------   -----------  ---------   ---------    -------   ------------
Net realized and unrealized
 gain (loss) on investments..   (1,061,954)   125,066      (787,140)  (845,175)   (360,191)    (1,333)   (14,302,981)
                              ------------   --------   -----------  ---------   ---------    -------   ------------
Net increase (decrease) in
 net assets resulting from
 operations.................. $ (1,061,954)  $488,909   $  (770,949) $(811,738)  $(342,537)   $(1,326)  $ (5,650,617)
                              ============   ========   ===========  =========   =========    =======   ============

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                                 Corporate Sponsored Variable Universal Life
                                                            ----------------------------------------------------
                                                                           MONY Series Fund, Inc.
                                                            ----------------------------------------------------
                                                                       Money                   Intermediate
                                                                       Market                   Term Bond
                                                                     Subaccount                 Subaccount
                                                            ---------------------------  -----------------------
                                                                2001           2000         2001         2000
                                                            -------------  ------------  -----------  ----------
From operations:
 Net investment income.....................................      $933,202  $  1,064,803  $   272,408  $  125,577
 Net realized gain (loss) on investments...................             0             0       11,338     (70,140)
 Net change in unrealized appreciation of investments......             0             0        2,144     100,988
                                                            -------------  ------------  -----------  ----------
Net increase in net assets resulting from operations.......       933,202     1,064,803      285,890     156,425
                                                            -------------  ------------  -----------  ----------
From unit transactions:
 Net proceeds from the issuance of units...................    39,130,556    71,120,205    4,489,766   1,766,214
 Net asset value of units redeemed or used to meet
   contract obligations....................................  (38,320,196)   (61,036,860)  (3,233,493)   (155,264)
                                                            -------------  ------------  -----------  ----------
Net increase from unit transactions........................       810,360    10,083,345    1,256,273   1,610,950
                                                            -------------  ------------  -----------  ----------
Net increase in net assets.................................     1,743,562    11,148,148    1,542,163   1,767,375
Net assets beginning of year...............................    30,366,037    19,217,889    2,586,429     819,054
                                                            -------------  ------------  -----------  ----------
Net assets end of year*.................................... $  32,109,599  $ 30,366,037  $ 4,128,592  $2,586,429
                                                            =============  ============  ===========  ==========
Unit transactions:
Units outstanding beginning of year........................     2,549,112     1,712,047      224,102      76,605
Units issued during the year...............................     3,197,234     5,904,013      375,738     161,713
Units redeemed during the year.............................    (3,149,569)   (5,066,948)    (270,113)    (14,216)
                                                            -------------  ------------  -----------  ----------
Units outstanding end of year..............................     2,596,777     2,549,112      329,727     224,102
                                                            =============  ============  ===========  ==========
----------
*Includes  undistributed net investment income of:          $   2,405,834  $  1,472,632  $   441,034  $  168,626
                                                            =============  ============  ===========  ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                                             Corporate Sponsored Variable Universal Life
                                                                          -------------------------------------------------
                                                                                        MONY Series Fund, Inc.
                                                                          -------------------------------------------------
                                                                                  Long Term                Government
                                                                                     Bond                  Securities
                                                                                  Subaccount               Subaccount
                                                                          -------------------------  ----------------------
                                                                              2001         2000         2001        2000
                                                                          ------------  -----------  ----------  ----------
From operations:
  Net investment income..................................................   $1,515,419  $ 1,339,956  $  139,985  $  115,614
  Net realized gain (loss) on investments................................    (197,513)     (216,116)      9,082      (8,560)
  Net change in unrealized appreciation of investments...................      501,508    1,771,312      43,099     109,948
                                                                          ------------  -----------  ----------  ----------
Net increase in net assets resulting from operations.....................    1,819,414    2,895,152     192,166     217,002
                                                                          ------------  -----------  ----------  ----------
From unit transactions:
  Net proceeds from the issuance of units................................    9,332,668    2,992,832     475,233     817,997
  Net asset value of units redeemed or used to meet contract obligations.  (1,968,116)   (1,007,725)   (378,180)   (200,294)
                                                                          ------------  -----------  ----------  ----------
Net increase from unit transactions......................................    7,364,552    1,985,107      97,053     617,703
                                                                          ------------  -----------  ----------  ----------
Net increase in net assets...............................................    9,183,966    4,880,259     289,219     834,705
Net assets beginning of year.............................................   23,547,771   18,667,512   2,856,829   2,022,124
                                                                          ------------  -----------  ----------  ----------
Net assets end of year*.................................................. $ 32,731,737  $23,547,771  $3,146,048  $2,856,829
                                                                          ============  ===========  ==========  ==========
Unit transactions:
Units outstanding beginning of year......................................    2,004,098    1,836,729     244,081     189,531
Units issued during the year.............................................      785,272      252,333      39,169      72,238
Units redeemed during the year...........................................     (168,324)     (84,964)    (31,042)    (17,688)
                                                                          ------------  -----------  ----------  ----------
Units outstanding end of year............................................    2,621,046    2,004,098     252,208     244,081
                                                                          ============  ===========  ==========  ==========
----------
*Includes  undistributed net investment income of:                        $  3,892,679  $ 2,377,260  $  310,600  $  170,615
                                                                          ============  ===========  ==========  ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                  Corporate Sponsored Variable Universal Life
                               -------------------------------------------------
                                         Enterprise Accumulation Trust
                               -------------------------------------------------
                                                               Small Company
                                         Equity                    Value
                                       Subaccount               Subaccount
                               -------------------------  ----------------------
                                   2001         2000         2001        2000
                               ------------  -----------  ----------  ----------
From operations:
 Net investment income........     $685,822  $   625,935  $  316,699  $  122,451
 Net realized gain (loss) on
   investments................  (1,019,400)      114,638     (90,609)    (16,053)
 Net change in unrealized
   depreciation of investments    (332,988)   (1,002,837)   (175,605)    (75,390)
                               ------------  -----------  ----------  ----------
 Net increase (decrease) in
   net assets resulting from
   operations.................    (666,566)     (262,264)     50,485      31,008
                               ------------  -----------  ----------  ----------
From unit transactions:
 Net proceeds from the
   issuance of units..........    2,587,029    1,395,930     966,761     656,883
 Net asset value of units
   redeemed or used to meet
   contract obligations.......    (617,028)     (238,119)   (800,766)   (245,728)
                               ------------  -----------  ----------  ----------
Net increase from unit
 transactions.................    1,970,001    1,157,811     165,995     411,155
                               ------------  -----------  ----------  ----------
Net increase in net assets....    1,303,435      895,547     216,480     442,163
Net assets beginning of year..    2,309,622    1,414,075   1,005,208     563,045
                               ------------  -----------  ----------  ----------
Net assets end of year*....... $  3,613,057  $ 2,309,622  $1,221,688  $1,005,208
                               ============  ===========  ==========  ==========
Unit transactions:
Units outstanding beginning
 of year......................      177,032      102,764      64,061      36,787
Units issued during the year..      228,323       89,542      59,158      43,574
Units redeemed during the year      (64,275)     (15,274)    (49,294)    (16,300)
                               ------------  -----------  ----------  ----------
Units outstanding end of year.      341,080      177,032      73,925      64,061
                               ============  ===========  ==========  ==========
----------
*  Includes undistributed net
   investment income of:       $  1,423,726  $   737,904  $  519,217  $  202,518
                               ============  ===========  ==========  ==========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                 Corporate Sponsored Variable Universal Life
                                             --------------------------------------------------
                                                        Enterprise Accumulation Trust
                                             --------------------------------------------------
                                                                             International
                                                      Managed                   Growth
                                                    Subaccount                Subaccount
                                             ------------------------  ------------------------
                                               For the      For the      For the      For the
                                              year ended   year ended   year ended   year ended
                                             December 31, December 31, December 31, December 31,
                                                 2001         2000         2001         2000
                                             ------------ ------------ ------------ ------------
From operations:
 Net investment income......................     $13,855   $ 143,242    $  15,618    $  107,349
 Net realized gain (loss) on investments....    (97,625)    (118,363)     (59,083)      (69,424)
 Net change in unrealized appreciation
   (depreciation) of investments............      39,211     (19,694)     (12,504)     (277,665)
                                              ----------   ---------    ---------    ----------
 Net increase (decrease) in net assets
   resulting from operations................    (44,559)       5,185      (55,969)     (239,740)
                                              ----------   ---------    ---------    ----------
From unit transactions:
 Net proceeds from the issuance of units....     204,546     136,674       93,070       306,241
 Net asset value of units redeemed or used
   to meet contract obligations.............   (346,309)    (123,540)    (116,980)     (894,518)
                                              ----------   ---------    ---------    ----------
Net increase (decrease) from unit
 transactions...............................    (141,763)     13,134      (23,910)     (588,277)
                                              ----------   ---------    ---------    ----------
Net increase (decrease) in net assets.......    (186,322)     18,319      (79,879)     (828,017)
Net assets beginning of period..............     374,790     356,471      214,880     1,042,897
                                              ----------   ---------    ---------    ----------
Net assets end of period*...................  $  188,468   $ 374,790    $ 135,001    $  214,880
                                              ==========   =========    =========    ==========
Unit transactions:
Units outstanding beginning of period.......      30,018      28,967       17,506        70,342
Units issued during the period..............      17,175      10,943        9,388        27,506
Units redeemed during the period............     (30,205)     (9,892)     (11,662)      (80,342)
                                              ----------   ---------    ---------    ----------
Units outstanding end of period.............      16,988      30,018       15,232        17,506
                                              ==========   =========    =========    ==========
----------
*  Includes undistributed net investment
   income of:                                 $  299,457   $ 285,602    $ 161,088    $  145,470
                                              ==========   =========    =========    ==========

** Commencement of operations.

                      See notes to financial statements.

                    Corporate Sponsored Variable Universal Life
----------------------------------------------------------------------------------
                           Enterprise Accumulation Trust
----------------------------------------------------------------------------------
       High Yield               Small Company
          Bond                     Growth                       Growth
       Subaccount                Subaccount                   Subaccount
------------------------  ------------------------  ------------------------------
  For the      For the      For the      For the      For the      For the period
 year ended   year ended   year ended   year ended   year ended  February 4, 2000**
December 31, December 31, December 31, December 31, December 31,      through
    2001         2000         2001         2000         2001     December 31, 2000
------------ ------------ ------------ ------------ ------------ ------------------

$ 2,280,621  $ 1,872,332   $  19,613    $   1,644    $   1,074        $  1,621
   (652,869)    (214,443)    (21,372)      27,621      (67,869)           (305)
   (277,653)  (2,145,196)     (9,007)     (15,463)      (1,436)          9,602
-----------  -----------   ---------    ---------    ---------        --------
  1,350,099     (487,307)    (10,766)      13,802      (68,231)         10,918
-----------  -----------   ---------    ---------    ---------        --------

  7,078,402    2,420,424     421,391      425,330      109,589         973,913
 (1,664,314)  (1,412,759)   (245,356)    (165,802)    (780,266)         (4,830)
-----------  -----------   ---------    ---------    ---------        --------
  5,414,088    1,007,665     176,035      259,528     (670,677)        969,083
-----------  -----------   ---------    ---------    ---------        --------
  6,764,187      520,358     165,269      273,330     (738,908)        980,001
 20,579,987   20,059,629     421,834      148,504      980,001               0
-----------  -----------   ---------    ---------    ---------        --------
$27,344,174  $20,579,987   $ 587,103    $ 421,834    $ 241,093        $980,001
===========  ===========   =========    =========    =========        ========

  1,862,334    1,769,481      38,329       13,697      103,205               0
    608,313      223,033      39,610       40,368       12,052         103,719
   (134,070)    (130,180)    (22,486)     (15,736)     (86,221)           (514)
-----------  -----------   ---------    ---------    ---------        --------
  2,336,577    1,862,334      55,453       38,329       29,036         103,205
===========  ===========   =========    =========    =========        ========

$ 5,762,682  $ 3,482,061   $  21,257    $   1,644    $   2,695        $  1,621
===========  ===========   =========    =========    =========        ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                             Corporate Sponsored Variable Universal Life
                                             --------------------------------------------------------------------------
                                                     Dreyfus Variable Investment Fund
                                             ------------------------------------------------
                                                                                Small
                                                                               Company                  Dreyfus
                                                   Appreciation                 Stock                 Stock Index
                                                    Subaccount               Subaccount               Subaccount
                                             ------------------------  ----------------------  ------------------------
                                                 2001         2000        2001        2000        2001         2000
                                             ------------  ----------  ----------  ----------  -----------  -----------
From operations:
 Net investment income...................... $     18,671  $   43,810  $      881  $    1,649  $   722,735  $   950,803
 Net realized gain (loss) on investments....    (249,560)      69,654      26,737      66,286     (724,739)   1,296,581
 Net change in unrealized appreciation
   (depreciation) of investments............     (47,252)    (145,208)    (83,771)      7,341   (5,136,286)  (5,308,948)
                                             ------------  ----------  ----------  ----------  -----------  -----------
Net increase (decrease) in net assets
 resulting from operations..................     (278,141)    (31,744)    (56,153)     75,276   (5,138,290)  (3,061,564)
                                             ------------  ----------  ----------  ----------  -----------  -----------
From unit transactions:
 Net proceeds from the issuance of units....    1,291,872   1,455,287     287,401     447,881   19,635,012   14,975,579
 Net asset value of units redeemed or used
   to meet contract obligations.............  (1,329,911)    (705,319)   (431,872)   (195,357)  (5,292,602)  (3,812,299)
                                             ------------  ----------  ----------  ----------  -----------  -----------
 Net increase (decrease) from unit
   transactions.............................     (38,039)     749,968    (144,471)    252,524   14,342,410   11,163,280
                                             ------------  ----------  ----------  ----------  -----------  -----------
Net increase (decrease) in net assets.......     (316,180)    718,224    (200,624)    327,800    9,204,120    8,101,716
Net assets beginning of year................    2,476,980   1,758,756   1,117,884     790,084   38,781,510   30,679,794
                                             ------------  ----------  ----------  ----------  -----------  -----------
Net assets end of year*..................... $  2,160,800  $2,476,980  $  917,260   1,117,884  $47,985,630  $38,781,510
                                             ============  ==========  ==========  ==========  ===========  ===========
Unit transactions:
Units outstanding beginning of year.........      168,512     118,872     101,945      78,184    2,652,230    1,903,421
Units issued during the year................       88,724      96,325      27,361      42,142    1,466,686    1,004,529
Units redeemed during the year..............      (94,537)    (46,685)    (44,356)    (18,381)    (382,081)    (255,720)
                                             ------------  ----------  ----------  ----------  -----------  -----------
Units outstanding end of year...............      162,699     168,512      84,950     101,945    3,736,835    2,652,230
                                             ============  ==========  ==========  ==========  ===========  ===========
----------
*  Includes undistributed net investment
   income of:                                $     82,716  $   64,045  $    3,576  $    2,695  $ 2,145,732  $ 1,422,997
                                             ============  ==========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                  Corporate Sponsored Variable Universal Life
 -----------------------------------------------------------------------------
                                 Van Eck Worldwide Insurance Trust
                     ---------------------------------------------------------
       Dreyfus
      Socially             Hard             Worldwide           Worldwide
 Responsible Growth       Assets              Bond           Emerging Markets
     Subaccount         Subaccount         Subaccount           Subaccount
 ------------------  ----------------  ------------------  -------------------
   2001      2000     2001     2000      2001      2000      2001       2000
 --------  --------  -------  -------  --------  --------  ---------  --------
 $    161  $  1,642  $   258  $    42  $  3,988  $  3,021  $       0  $      0
  (65,809)   (1,814)      67      142      (296)   (7,135)   (48,662)   (2,021)
   13,257   (35,985)  (3,810)   1,286    (8,070)    5,541     46,754   (70,897)
 --------  --------  -------  -------  --------  --------  ---------  --------
  (52,391)  (36,157)  (3,485)   1,470    (4,378)    1,427     (1,908)  (72,918)
 --------  --------  -------  -------  --------  --------  ---------  --------
  140,760   239,230   22,620   18,396    12,364    85,997     99,418   189,753
  (58,986)  (71,280)  (4,442)    (609)  (16,792)  (52,332)  (132,990)  (44,361)
 --------  --------  -------  -------  --------  --------  ---------  --------
   81,774   167,950   18,178   17,787    (4,428)   33,665    (33,572)  145,392
 --------  --------  -------  -------  --------  --------  ---------  --------
   29,383   131,793   14,693   19,257    (8,806)   35,092    (35,480)   72,474
  211,802    80,009   22,679    3,422    87,392    52,300    142,967    70,493
 --------  --------  -------  -------  --------  --------  ---------  --------
 $241,185  $211,802  $37,372  $22,679  $ 78,586  $ 87,392  $ 107,487  $142,967
 ========  ========  =======  =======  ========  ========  =========  ========
   19,852     6,671    2,039      343     8,374     5,105     26,477     7,590
   16,660    18,775    2,132    1,754       998     8,350     14,186    24,650
   (7,314)   (5,594)    (424)     (58)   (1,436)   (5,081)   (20,390)   (5,763)
 --------  --------  -------  -------  --------  --------  ---------  --------
   29,198    19,852    3,747    2,039     7,936     8,374     20,273    26,477
 ========  ========  =======  =======  ========  ========  =========  ========

 $  4,477  $  4,316  $   303  $    45  $  8,159  $  4,171  $     197  $    197
 ========  ========  =======  =======  ========  ========  =========  ========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                             Corporate Sponsored Variable Universal Life
                                             ------------------------------------------
                                                            T. Rowe Price
                                             ------------------------------------------
                                                  Equity Income         Prime Reserve
                                                   Subaccount            Subaccount
                                             ----------------------  ------------------
                                                2001        2000       2001      2000
                                             ----------  ----------  --------  --------
From operations:
 Net investment income......................   $124,285  $  103,960  $ 10,591  $  6,999
 Net realized gain (loss) on investments....     17,483     (33,920)        0         0
 Net change in unrealized appreciation
   (depreciation) of investments............  (120,429)      99,193         0         0
                                             ----------  ----------  --------  --------
Net increase (decrease) in net assets
 resulting from operations..................     21,339     169,233    10,591     6,999
                                             ----------  ----------  --------  --------
From unit transactions:
 Net proceeds from the issuance of units....  3,334,123   1,262,171   109,738   216,211
 Net asset value of units redeemed or used
   to meet contract obligations.............  (770,471)    (279,879)  (60,303)  (81,150)
                                             ----------  ----------  --------  --------
Net increase (decrease) from unit
 transactions...............................  2,563,652     982,292    49,435   135,061
                                             ----------  ----------  --------  --------
Net increase (decrease) in net assets.......  2,584,991   1,151,525    60,026   142,060
Net assets beginning of year................  1,866,215     714,690   243,663   101,603
                                             ----------  ----------  --------  --------
Net assets end of year...................... $4,451,206  $1,866,215  $303,689  $243,663
                                             ==========  ==========  ========  ========
Unit transactions:
Units outstanding beginning of year.........    156,427      67,719    21,977     9,723
Units issued during the year................    275,223     113,984     8,480    19,616
Units redeemed during the year..............    (63,934)    (25,276)   (4,122)   (7,362)
                                             ----------  ----------  --------  --------
Units outstanding end of year...............    367,716     156,427    26,335    21,977
                                             ==========  ==========  ========  ========
----------
*  Includes undistributed net investment
   income of:                                $  267,379  $  143,094  $ 21,767  $ 11,176
                                             ==========  ==========  ========  ========

                      See notes to financial statements.

                      Corporate Sponsored Variable Universal Life
---------------------------------------------------------------------------------------
                                     T. Rowe Price
---------------------------------------------------------------------------------------
     International            Limited           New America         Personal Strategy
         Stock                  Term               Growth               Balanced
       Subaccount            Subaccount          Subaccount            Subaccount
-----------------------  -----------------  -------------------  ----------------------
   2001         2000       2001     2000      2001       2000       2001        2000
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
$    34,924  $   74,383  $  1,690  $ 1,499  $  12,388  $ 52,479  $   43,476  $   72,991
   (479,240)    (32,047)    1,556      (33)  (125,500)  (22,967)    (85,077)     (2,525)
    (85,721)   (186,480)     (710)     852     64,278   (83,372)     17,331     (27,008)
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
   (530,037)   (144,144)    2,536    2,318    (48,834)  (53,860)    (24,270)     43,458
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
  1,403,156   2,287,853    51,038   32,552    457,495   277,405   1,265,256   1,139,090
 (1,248,345)   (253,632)  (54,283)  (2,220)  (121,293)  (95,257)   (823,830)    (97,518)
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
    154,811   2,034,221    (3,245)  30,332    336,202   182,148     441,426   1,041,572
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
   (375,226)  1,890,077      (709)  32,650    287,368   128,288     417,156   1,085,030
  2,028,199     138,122    33,610      960    476,821   348,533   1,186,394     101,364
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
$ 1,652,973  $2,028,199  $ 32,901  $33,610  $ 764,189  $476,821  $1,603,550  $1,186,394
===========  ==========  ========  =======  =========  ========  ==========  ==========
    175,616       9,827     3,058       95     42,050    27,453      99,656       8,978
    110,499     186,460     4,413    3,180     44,295    22,230     103,356      99,168
   (102,116)    (20,671)   (4,711)    (217)    (9,899)   (7,633)    (64,985)     (8,490)
-----------  ----------  --------  -------  ---------  --------  ----------  ----------
    183,999     175,616     2,760    3,058     76,446    42,050     138,027      99,656
===========  ==========  ========  =======  =========  ========  ==========  ==========

$   111,603  $   76,679  $  3,234  $ 1,544  $  85,571  $ 73,183  $  131,937  $   88,461
===========  ==========  ========  =======  =========  ========  ==========  ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                               Corporate Sponsored Variable Universal Life
                                           ----------------------------------------------------------------------------------
                                                               Fidelity Variable Insurance Products Funds
                                           ----------------------------------------------------------------------------------
                                                      VIP                      VIP II                      VIP III
                                                     Growth                  Contrafund              Growth Opportunities
                                                   Subaccount                Subaccount                   Subaccount
                                           -------------------------  ------------------------  -----------------------------
                                           For the year  For the year For the year For the year For the year  For the period
                                              ended         ended        ended        ended        ended     March 31, 2000**
                                           December 31,  December 31, December 31, December 31, December 31,      through
                                               2001          2000         2001         2000         2001     December 31, 2000
                                           ------------  ------------ ------------ ------------ ------------ -----------------
From operations:
 Net investment income....................      $89,087   $   40,092  $    92,145   $    6,303    $    405       $      0
 Net realized gain (loss) on investments..    (448,713)     (106,405)    (399,309)     (47,324)    (28,158)           397
 Net change in unrealized appreciation
   (depreciation) of investments..........      (9,623)      (47,202)      47,719      (53,967)      8,196        (11,804)
                                           ------------   ----------  -----------   ----------    --------       --------
Net increase (decrease) in net assets
 resulting from operations................     (369,249)    (113,515)    (259,445)     (94,988)    (19,557)       (11,407)
                                           ------------   ----------  -----------   ----------    --------       --------
From unit transactions:
 Net proceeds from the issuance of units..    1,667,237    1,538,960    4,494,792    2,429,275     190,571        125,691
 Net asset value of units redeemed or used
   to meet contract obligations...........  (1,115,153)     (488,164)  (1,713,037)    (194,515)    (86,501)        (2,093)
                                           ------------   ----------  -----------   ----------    --------       --------
Net increase from unit transactions.......      552,084    1,050,796    2,781,755    2,234,760     104,070        123,598
                                           ------------   ----------  -----------   ----------    --------       --------
Net increase in net assets................      182,835      937,281    2,522,310    2,139,772      84,513        112,191
Net assets beginning of period............    1,126,809      189,528    2,178,668       38,896     112,191              0
                                           ------------   ----------  -----------   ----------    --------       --------
Net assets end of period*................. $  1,309,644   $1,126,809  $ 4,700,978   $2,178,668    $196,704       $112,191
                                           ============   ==========  ===========   ==========    ========       ========
Unit transactions:
Units outstanding beginning of period.....      108,046       16,127      219,956        3,667      13,546              0
Units issued during the period............      182,530      134,622      522,349      235,115      27,485         13,776
Units redeemed during the period..........     (138,086)     (42,703)    (201,478)     (18,826)    (13,279)          (230)
                                           ------------   ----------  -----------   ----------    --------       --------
Units outstanding end of period...........      152,490      108,046      540,827      219,956      27,752         13,546
                                           ============   ==========  ===========   ==========    ========       ========
----------
*  Includes undistributed net investment
   income of:                              $    129,179   $   40,092  $    98,448   $    6,303    $    405       $      0
                                           ============   ==========  ===========   ==========    ========       ========
** Commencement of operations.

                      See notes to financial statements.

                                      Corporate Sponsored Variable Universal Life
------------------------------------------------------------------------------------------------------------------------
          Fidelity Variable Insurance Products Funds                    The Universal Institutional Funds, Inc.
--------------------------------------------------------------- -------------------------------------------------------
            VIP II                          VIP III
         Asset Manager                 Growth and Income              Equity Growth                Fixed Income
          Subaccount                      Subaccount                   Subaccount                   Subaccount
------------------------------  ------------------------------  ------------------------  -----------------------------
For the year   For the period   For the year   For the period   For the year For the year For the year  For the period
   ended     February 4, 2000**    ended     January 13, 2000**    ended        ended        ended     January 6, 2000**
December 31,      through       December 31,      through       December 31, December 31, December 31,      through
    2001     December 31, 2000      2001     December 31, 2000      2001         2000         2001     December 31, 2000
------------ ------------------ ------------ ------------------ ------------ ------------ ------------ -----------------
 $   90,123       $      0      $   503,663      $    6,457      $     589    $  22,533    $  268,827     $  232,978
   (103,948)         9,202         (695,834)         91,490        (91,393)     (38,268)        6,060          3,355
    (23,778)        (8,742)        (246,307)          2,056         14,509      (51,445)       97,956        176,045
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------
    (37,603)           460         (438,478)        100,003        (76,295)     (67,180)      372,843        412,378
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------
  5,436,931        505,676       11,823,666       4,437,094        377,839      632,725       545,518      3,615,737
   (731,485)       (22,325)      (5,974,560)       (172,034)      (248,615)    (326,534)      (52,294)       (50,524)
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------
  4,705,446        483,351        5,849,106       4,265,060        129,224      306,191       493,224      3,565,213
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------
  4,667,843        483,811        5,410,628       4,365,063         52,929      239,011       866,067      3,977,591
    483,811              0        4,365,063               0        369,723      130,712     3,977,591              0
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------
 $5,151,654       $483,811      $ 9,775,691      $4,365,063      $ 422,652    $ 369,723    $4,843,658     $3,977,591
 ==========       ========      ===========      ==========      =========    =========    ==========     ==========
     49,469              0          451,843               0         39,055       12,171       356,647              0
    575,581         51,754        1,319,540         470,068         44,112       55,554        45,092        361,701
    (75,836)        (2,285)        (662,484)        (18,225)       (30,574)     (28,670)       (4,461)        (5,054)
 ----------       --------      -----------      ----------      ---------    ---------    ----------     ----------
    549,214         49,469        1,108,899         451,843         52,593       39,055       397,278        356,647
 ==========       ========      ===========      ==========      =========    =========    ==========     ==========
 $   90,123       $      0      $   510,120      $    6,457      $  27,361    $  26,772    $  501,805     $  232,978
 ==========       ========      ===========      ==========      =========    =========    ==========     ==========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS


                                                                Corporate Sponsored Variable Universal Life
                                             ---------------------------------------------------------------------------------
                                              The Universal Institutional
                                                      Funds, Inc.                           Janus Aspen Series
                                             -----------------------------  --------------------------------------------------
                                                                                   Aggressive                 Flexible
                                                         Value                       Growth                    Income
                                                       Subaccount                  Subaccount                Subaccount
                                             -----------------------------  ------------------------  ------------------------
                                               For the     For the period     For the      For the      For the      For the
                                              year ended   May 22, 2000**    year ended   year ended   year ended   year ended
                                             December 31,      through      December 31, December 31, December 31, December 31,
                                                 2001     December 31, 2000     2001         2000         2001         2000
                                             ------------ ----------------- ------------ ------------ ------------ ------------
From operations:
 Net investment income......................     $8,029        $   435      $         0   $   88,766   $  363,843   $  187,459
 Net realized gain (loss) on investments....    (5,558)          1,333       (1,011,086)    (313,107)      43,526       (2,249)
 Net change in unrealized appreciation
   (depreciation) of investments............    (7,453)            538          (50,868)    (348,905)      81,540       97,100
                                              ---------        -------      -----------   ----------   ----------   ----------
Net increase (decrease) in net assets
 resulting from operations..................     (4,982)         2,306       (1,061,954)    (573,246)     488,909      282,310
                                              ---------        -------      -----------   ----------   ----------   ----------
From unit transactions:
 Net proceeds from the issuance of units....    183,341         18,053        2,164,256    2,683,340      371,803    6,091,246
 Net asset value of units redeemed or used
   to meet contract obligations.............   (29,237)           (387)      (1,202,446)    (523,661)    (716,353)    (118,226)
                                              ---------        -------      -----------   ----------   ----------   ----------
Net increase (decrease) from unit
 transactions...............................    154,104         17,666          961,810    2,159,679     (344,550)   5,973,020
                                              ---------        -------      -----------   ----------   ----------   ----------
Net increase (decrease) in net assets.......    149,122         19,972         (100,144)   1,586,433      144,359    6,255,330
Net assets beginning of period..............     19,972              0        1,839,215      252,782    6,268,233       12,903
                                              ---------        -------      -----------   ----------   ----------   ----------
Net assets end of period*...................  $ 169,094        $19,972      $ 1,739,071   $1,839,215   $6,412,592   $6,268,233
                                              =========        =======      ===========   ==========   ==========   ==========
Unit transactions:
Units outstanding beginning of period.......      1,655              0          239,319       22,352      589,418        1,289
Units issued during the period..............     14,661          1,691          358,936      269,575       32,669      599,770
Units redeemed during the period............     (2,594)           (36)        (224,627)     (52,608)     (62,402)     (11,641)
                                              ---------        -------      -----------   ----------   ----------   ----------
Units outstanding end of period.............     13,722          1,655          373,628      239,319      559,685      589,418
                                              =========        =======      ===========   ==========   ==========   ==========
----------
*  Includes undistributed net investment
   income of:                                 $   8,464        $   435      $    88,766   $   88,766   $  551,739   $  187,896
                                              =========        =======      ===========   ==========   ==========   ==========
** Commencement of operations.

                      See notes to financial statements.

                                                  Corporate Sponsored Variable Universal Life
--------------------------------------------------------------------------------------------------------------------
                                                 Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------
      International               Worldwide                     Capital                        Strategic
         Growth                    Growth                    Appreciation                        Value
       Subaccount                Subaccount                   Subaccount                       Subaccount
------------------------  ------------------------  ------------------------------  --------------------------------
For the year For the year For the year For the year For the year   For the period   For the year   For the period
   ended        ended        ended        ended        ended     February 4, 2000**    ended     December 27, 2000**
December 31, December 31, December 31, December 31, December 31,      through       December 31,       through
    2001         2000         2001         2000         2001     December 31, 2000      2001      December 31, 2000
------------ ------------ ------------ ------------ ------------ ------------------ ------------ -------------------
$    16,191   $  159,745  $    33,437   $  101,611   $   17,654       $  5,293        $     7           $  0
 (1,372,973)     (85,359)    (897,108)    (321,935)    (155,353)       (31,031)        (1,363)             0
    585,833     (847,849)      51,933     (168,424)    (204,838)       (12,520)            30              5
-----------   ----------  -----------   ----------   ----------       --------        -------           ----
   (770,949)    (773,463)    (811,738)    (388,748)    (342,537)       (38,258)        (1,326)             5
-----------   ----------  -----------   ----------   ----------       --------        -------           ----
    804,711    4,414,228    9,596,205    2,325,463    1,240,714        927,886          3,940            875
 (2,275,785)    (111,453)  (2,362,410)    (279,778)    (467,016)       (52,947)           (72)             0
-----------   ----------  -----------   ----------   ----------       --------        -------           ----
 (1,471,074)   4,302,775    7,233,795    2,045,685      773,698        874,939          3,868            875
-----------   ----------  -----------   ----------   ----------       --------        -------           ----
 (2,242,023)   3,529,312    6,422,057    1,656,937      431,161        836,681          2,542            880
  3,533,163        3,851    1,774,659      117,722      836,681              0            880              0
-----------   ----------  -----------   ----------   ----------       --------        -------           ----
$ 1,291,140   $3,533,163  $ 8,196,716   $1,774,659   $1,267,842       $836,681        $ 3,422           $880
===========   ==========  ===========   ==========   ==========       ========        =======           ====
    345,650          317      182,651       10,224      103,062              0             88              0
     88,448      354,278    1,163,782      196,009      170,326        109,299            289             88
   (269,556)      (8,945)    (258,795)     (23,582)     (74,006)        (6,237)            (8)             0
-----------   ----------  -----------   ----------   ----------       --------        -------           ----
    164,542      345,650    1,087,638      182,651      199,382        103,062            369             88
===========   ==========  ===========   ==========   ==========       ========        =======           ====
$   175,936   $  159,745  $   135,048   $  101,611   $   22,947       $  5,293        $     7           $  0
===========   ==========  ===========   ==========   ==========       ========        =======           ====






           Total
--------------------------
For the year  For the year
   ended         ended
December 31,  December 31,
    2001          2000
------------  ------------
$  8,652,364  $  7,685,474
  (9,080,170)      (80,845)
  (5,222,811)   (8,563,194)
------------  ------------
  (5,650,617)     (958,565)
------------  ------------
 131,900,788   135,386,297
 (75,792,088)  (73,519,293)
------------  ------------
  56,108,700    61,867,004
------------  ------------
  50,458,083    60,908,439
 160,806,163    99,897,724
------------  ------------
$211,264,246  $160,806,163
============  ============






$ 20,447,268  $ 11,794,904
============  ============

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS



1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance Policies, which include Variable Life Insurance (Strategist), Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance Policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to the Corporate Sponsored Variable Universal Life Insurance Policies (CSVUL) is presented here.

   There are currently thirty-eight Corporate Sponsored Variable Universal Life Subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), the Dreyfus Variable Investment Fund, the Dreyfus Stock Index Fund, the Dreyfus Socially Responsible Growth Fund, Inc., the Van Eck Worldwide Insurance Trust, T. Rowe Price, Fidelity Variable Insurance Products Funds, Janus Aspen Series and The Universal Institutional Funds, Inc. (collectively the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions of net realized gains from the portfolios of the Funds are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, mortality and expense risk charges and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Corporate Sponsored Variable Universal Life subaccounts for the year ended December 31, 2001 aggregated $8,070,644.

   As investment adviser to the Fund, MONY America receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2001, MONY America received $135,581 in aggregate from certain Funds in connection with Corporate Sponsored Variable Universal Life subaccounts.

4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the year ended December 31, 2001 were as follows:

                                                          Cost of Shares    Proceeds
                                                        Acquired (Excludes from Shares
Corporate Sponsored Variable Universal Life Subaccounts   Reinvestments)    Redeemed
------------------------------------------------------- ------------------ -----------

           MONY Series Fund, Inc.
           Money Market Portfolio......................    $55,506,899     $54,696,539
           Intermediate Term Bond Portfolio............      5,028,099       3,771,826
           Long Term Bond Portfolio....................     10,637,395       3,272,843
           Government Securities Portfolio.............        616,239         519,186

           Enterprise Accumulation Trust
           Equity Portfolio............................      2,793,942         823,941
           Small Company Value Portfolio...............      1,375,906       1,209,911
           Managed Portfolio...........................        225,658         367,421
           International Growth Portfolio..............        351,353         375,263
           High Yield Bond Portfolio...................      8,931,806       3,517,718
           Small Company Growth Portfolio..............        467,708         291,673
           Growth Portfolio............................        385,639       1,056,316

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


4. Investment Transactions: (continued)

                                                        Cost of Shares
                                                           Acquired     Proceeds
                                                          (Excludes    from Shares
Corporate Sponsored Variable Universal Life Subaccounts Reinvestments)  Redeemed
------------------------------------------------------- -------------- -----------

    Dreyfus Variable Investment Fund
    Appreciation Portfolio.............................  $ 2,247,117   $2,285,156
    Dreyfus Small Company Stock Portfolio..............      397,158      541,629

    Dreyfus
    Dreyfus Stock Index Fund...........................   22,104,414    7,762,004
    Dreyfus Socially Responsible Growth Fund, Inc......      324,559      242,785

    Van Eck Worldwide Insurance Trust
    Hard Assets Portfolio..............................       29,980       11,802
    Worldwide Bond Portfolio...........................       12,994       17,422
    Worldwide Emerging Markets Portfolio...............      107,756      141,328

    T. Rowe Price
    Equity Income Portfolio............................    3,568,004    1,004,352
    Prime Reserve Portfolio............................      116,012       66,577
    International Stock Portfolio......................    2,173,664    2,018,853
    Limited Term Portfolio.............................       58,079       61,324
    New America Growth Portfolio.......................      750,337      414,135
    Personal Strategy Balanced Portfolio...............    1,636,903    1,195,477

    Fidelity Variable Insurance Products Funds
    VIP Growth Portfolio...............................    1,908,038    1,355,954
    VIP II Contrafund Portfolio........................    5,712,281    2,930,526
    VIP III Growth Opportunities Portfolio.............      209,996      105,926
    VIP II Asset Manager Portfolio.....................    5,589,622      884,176
    VIP III Growth and Income Portfolio................   12,902,879    7,053,773

    The Universal Institutional Funds, Inc.
    Equity Growth Portfolio............................      408,391      279,167
    Fixed Income Portfolio.............................      556,026       62,802
    Value Portfolio....................................      301,816      147,712

    Janus Aspen Series
    Aggressive Growth Portfolio........................    2,685,681    1,723,871
    Flexible Income Portfolio..........................      470,964      815,514
    International Growth Portfolio.....................    1,242,947    2,714,021
    Worldwide Growth Portfolio.........................   10,512,148    3,278,353
    Capital Appreciation Portfolio.....................    1,305,000      531,302
    Strategic Value Portfolio..........................       11,110        7,242

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



5. Financial Highlights:

   For a unit outstanding throughout the year ended December 31, 2001:

                                                                                 For the year ended
                                                          At December 31, 2001    December 31, 2001
                                                        ------------------------ ------------------
                                                                          Net    Investment
                                                                   Unit  Assets    Income    Total
Corporate Sponsored Variable Universal Life Subaccounts   Units   Values (000s)    Ratio*   Return**
------------------------------------------------------- --------- ------ ------- ---------- --------

    MONY Series Fund, Inc.
    Money Market Subaccount............................ 2,596,777 $12.37 $32,110    3.48%      3.86%
    Intermediate Term Bond Subaccount..................   329,727  12.52   4,129    7.16       8.49
    Long Term Bond Subaccount.......................... 2,621,046  12.49  32,732    5.01       6.30
    Government Securities Subaccount...................   252,208  12.47   3,146    4.61       6.58

    Enterprise Accumulation Trust
    Equity Subaccount..................................   341,080  10.59   3,613    0.00     (18.85)
    Small Company Value Subaccount.....................    73,925  16.53   1,222    0.24       5.35
    Managed Subaccount.................................    16,988  11.09     188    1.64     (11.21)
    International Growth Subaccount....................    15,232   8.86     135    0.62     (27.79)
    High Yield Bond Subaccount......................... 2,336,577  11.70  27,344    8.87       5.88
    Small Company Growth Subaccount....................    55,453  10.59     587    1.75      (3.82)
    Growth Subaccount..................................    29,036   8.30     241    0.27     (12.63)

    Dreyfus Variable Investment Fund
    Appreciation Subaccount............................   162,699  13.28   2,161    0.80      (9.66)
    Dreyfus Small Company Stock Subaccount.............    84,950  10.80     917    0.08      (1.55)

    Dreyfus
    Dreyfus Stock Index Subaccount..................... 3,736,835  12.84  47,986    1.15     (12.18)
    Dreyfus Socially Responsible Growth Subaccount.....    29,198   8.26     241    0.08     (22.59)

    Van Eck Worldwide Insurance Trust
    Hard Assets Subaccount.............................     3,747   9.97      37    0.89     (10.34)
    Worldwide Bond Subaccount..........................     7,936   9.90      79    4.51      (5.17)
    Worldwide Emerging Markets Subaccount..............    20,273   5.30     107    0.00      (1.85)

    T. Rowe Price
    Equity Income Subaccount...........................   367,716  12.11   4,451    1.65       1.51
    Prime Reserve Subaccount...........................    26,335  11.53     304    3.86       3.97
    International Stock Subaccount.....................   183,999   8.98   1,653    1.78     (22.25)
    Limited Term Subaccount............................     2,760  11.92      33    5.38       8.46
    New America Growth Subaccount......................    76,446  10.00     764    0.00     (11.82)
    Personal Strategy Balanced Subaccount..............   138,027  11.62   1,604    3.13      (2.35)

    Fidelity Variable Insurance Products Funds
    VIP Growth Subaccount..............................   152,490   8.59   1,310    0.06     (17.64)
    VIP II Contrafund Subaccount.......................   540,827   8.69   4,701    0.62     (12.31)
    VIP III Growth Opportunities Subaccount............    27,752   7.09     197    0.27     (14.37)
    VIP II Asset Manager Subaccount....................   549,214   9.38   5,152    2.41      (4.09)
    VIP III Growth and Income Subaccount............... 1,108,899   8.82   9,776    1.36      (8.70)

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

                                                                                 For the year ended
                                                         At December 31, 2001    December 31, 2001
                                                        ----------------------- ------------------
                                                                          Net   Investment
                                                                   Unit  Assets   Income    Total
Corporate Sponsored Variable Universal Life Subaccounts   Units   Values (000s)   Ratio*   Return**
------------------------------------------------------- --------- ------ ------ ---------- --------

        The Universal Institutional Funds, Inc.
        Equity Growth Subaccount.......................    52,593 $ 8.04 $  423    0.13%    (15.10)%
        Fixed Income Subaccount........................   397,278  12.19  4,844    4.53       9.33
        Value Subaccount...............................    13,722  12.32    169    1.63       2.07

        Janus Aspen Series
        Aggressive Growth Subaccount...................   373,628   4.65  1,739    0.00     (39.53)
        Flexible Income Subaccount.....................   559,685  11.46  6,413    5.58       7.81
        International Growth Subaccount................   164,542   7.85  1,291    0.67     (23.19)
        Worldwide Growth Subaccount.................... 1,087,638   7.54  8,197    0.73     (22.43)
        Capital Appreciation Subaccount................   199,382   6.36  1,268    1.38     (21.68)
        Strategic Value Subaccount.....................       369   9.26      3    0.23      (7.86)

----------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** Represents the total return for the period indicated, including changes in the value of the underlying fund. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account L -- Strategist and MONYEquity
  Master

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Strategist's and MONYEquity Master's Subaccounts of MONY America Variable Account L at December 31, 2001, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF ASSETS AND LIABILITIES

                               December 31, 2001

                                                                      Strategist
                                              ---------------------------------------------------------
                                                                MONY Series Fund, Inc.
                                              ---------------------------------------------------------
                                                Equity      Equity   Intermediate Long Term
                                                Growth      Income    Term Bond      Bond    Diversified
                                              Subaccount  Subaccount  Subaccount  Subaccount Subaccount
                                              ----------  ---------- ------------ ---------- -----------
                   ASSETS
Shares held in respective Funds..............     56,621     36,539      11,778       4,182      95,148
                                              ==========  =========    ========    ========  ==========
Investments at cost.......................... $1,496,608  $ 789,382    $125,949    $ 52,699  $1,587,617
                                              ==========  =========    ========    ========  ==========
Investments in respective Funds, at net
  asset value................................ $  911,604  $ 597,785    $132,724    $ 55,956  $1,055,188
Amount due from MONY America.................          5          8           0           0          81
Amount due from respective Funds.............         41         69          53           1         229
                                              ----------  ---------    --------    --------  ----------
       Total assets..........................    911,650    597,862     132,777      55,957   1,055,498
                                              ----------  ---------    --------    --------  ----------
                LIABILITIES
Amount due to MONY America...................        311        244          92          18         541
Amount due to respective Funds...............          5          8           0           0          81
                                              ----------  ---------    --------    --------  ----------
       Total liabilities.....................        316        252          92          18         622
                                              ----------  ---------    --------    --------  ----------
Net assets................................... $  911,334  $ 597,610    $132,685    $ 55,939  $1,054,876
                                              ==========  =========    ========    ========  ==========
Net assets consist of:
  Contractholders' net payments.............. $   60,675  $(242,926)   $(63,249)   $(75,256) $ (336,155)
  Undistributed net investment income........  1,108,519    757,843     191,481     113,173   1,486,082
  Accumulated net realized gain (loss) on
   investments...............................    327,144    274,290      (2,322)     14,765     437,378
  Net unrealized appreciation (depreciation)
   of investments............................   (585,004)  (191,597)      6,775       3,257    (532,429)
                                              ----------  ---------    --------    --------  ----------
Net assets................................... $  911,334  $ 597,610    $132,685    $ 55,939  $1,054,876
                                              ==========  =========    ========    ========  ==========
Number of units outstanding*.................     13,267      9,279       4,569       1,495      21,555
                                              ----------  ---------    --------    --------  ----------
Net asset value per unit outstanding*........ $    68.69  $   64.41    $  29.04    $  37.42  $    48.94
                                              ==========  =========    ========    ========  ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                                         Strategist                      MONYEquity Master
                                                   ----------------------  ----------------------------------------------
                                                      MONY
                                                     Series
                                                   Fund, Inc.                          MONY Series Fund, Inc.
                                                   ----------              ----------------------------------------------
                                                     Money                 Intermediate Long Term   Government   Money
                                                     Market                 Term Bond      Bond     Securities   Market
                                                   Subaccount    Total      Subaccount  Subaccount  Subaccount Subaccount
                                                   ---------- -----------  ------------ ----------  ---------- ----------
                     ASSETS
Shares held in respective Funds...................    53,545                   68,590      159,688     105,390  3,516,414
                                                    ========                 ========   ==========  ========== ==========
Investments at cost...............................  $ 53,545  $ 4,105,800    $744,631   $2,046,193  $1,159,343 $3,516,414
                                                    ========  ===========    ========   ==========  ========== ==========
Investments in respective Funds, at net asset
  value...........................................  $ 53,545  $ 2,806,802    $773,006   $2,136,624  $1,207,764 $3,516,414
Amount due from MONY America......................         0           94         324          225         583     11,098
Amount due from respective Funds..................         3          396         952          669         640      1,304
                                                    --------  -----------    --------   ----------  ---------- ----------
       Total assets...............................    53,548    2,807,292     774,282    2,137,518   1,208,987  3,528,816
                                                    --------  -----------    --------   ----------  ---------- ----------
                   LIABILITIES
Amount due to MONY America........................        18        1,224       1,235        1,455       1,088      2,563
Amount due to respective Funds....................         0           94         324          225         583     11,098
                                                    --------  -----------    --------   ----------  ---------- ----------
       Total liabilities..........................        18        1,318       1,559        1,680       1,671     13,661
                                                    --------  -----------    --------   ----------  ---------- ----------
Net assets........................................  $ 53,530  $ 2,805,974    $772,723   $2,135,838  $1,207,316 $3,515,155
                                                    ========  ===========    ========   ==========  ========== ==========
Net assets consist of:
  Contractholders' net payments...................  $(34,653) $  (691,564)   $637,239   $1,718,845  $1,001,373 $2,675,525
  Undistributed net investment income.............    88,183    3,745,281     122,024      355,645     131,518    839,630
  Accumulated net realized gain (loss) on
   investments....................................         0    1,051,255     (14,915)     (29,083)     26,004          0
  Net unrealized appreciation (depreciation) of
   investments....................................         0   (1,298,998)     28,375       90,431      48,421          0
                                                    --------  -----------    --------   ----------  ---------- ----------
Net assets........................................  $ 53,530  $ 2,805,974    $772,723   $2,135,838  $1,207,316 $3,515,155
                                                    ========  ===========    ========   ==========  ========== ==========
Number of units outstanding*......................     2,507                   52,904      129,500      84,169    262,179
                                                    --------                 --------   ----------  ---------- ----------
Net asset value per unit outstanding*.............  $  21.35                 $  14.61   $    16.49  $    14.34 $    13.41
                                                    ========                 ========   ==========  ========== ==========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                     MONYEquity Master
------------------------------------------------------------------------------------------

                               Enterprise Accumulation Trust
------------------------------------------------------------------------------------------
              Small Company               International High Yield              Growth and
   Equity         Value       Managed        Growth        Bond       Growth      Income
 Subaccount    Subaccount    Subaccount    Subaccount   Subaccount  Subaccount  Subaccount
------------  ------------- ------------  ------------- ----------  ----------  ----------
   2,114,647     1,632,584     4,634,640     2,142,164   1,050,650     560,634     466,873
============   ===========  ============   ===========  ==========  ==========  ==========
$ 59,170,767   $40,437,699  $124,396,553   $14,236,509  $5,074,337  $3,193,854  $2,845,893
============   ===========  ============   ===========  ==========  ==========  ==========
$ 36,667,986   $31,982,313  $ 90,838,950   $ 9,275,571  $4,559,819  $2,920,904  $2,525,782
      15,633        12,361        48,280         3,451         900           0           0
      27,627        22,743        50,993         4,137       1,318           0           0
------------   -----------  ------------   -----------  ----------  ----------  ----------
  36,711,246    32,017,417    90,938,223     9,283,159   4,562,037   2,920,904   2,525,782
------------   -----------  ------------   -----------  ----------  ----------  ----------
      41,353        34,359        84,375         7,509       2,998       1,077         921
      15,633        12,361        48,280         3,451         900           0           0
------------   -----------  ------------   -----------  ----------  ----------  ----------
      56,986        46,720       132,655        10,960       3,898       1,077         921
------------   -----------  ------------   -----------  ----------  ----------  ----------
$ 36,654,260   $31,970,697  $ 90,805,568   $ 9,272,199  $4,558,139  $2,919,827  $2,524,861
============   ===========  ============   ===========  ==========  ==========  ==========
$ 37,724,725   $22,543,239  $ 77,311,028   $10,784,811  $4,060,343  $3,421,160  $2,891,346
  23,213,883    16,328,278    67,812,656     2,879,217   1,462,726       5,736       1,935
  (1,781,567)    1,554,566   (20,760,513)      569,109    (450,412)   (234,119)    (48,309)
 (22,502,781)   (8,455,386)  (33,557,603)   (4,960,938)   (514,518)   (272,950)   (320,111)
------------   -----------  ------------   -----------  ----------  ----------  ----------
$ 36,654,260   $31,970,697  $ 90,805,568   $ 9,272,199  $4,558,139  $2,919,827  $2,524,861
============   ===========  ============   ===========  ==========  ==========  ==========
   1,924,485     1,233,590     4,331,427       697,861     301,483     354,433     292,641
------------   -----------  ------------   -----------  ----------  ----------  ----------
$      19.05   $     25.92  $      20.96   $     13.29  $    15.12  $     8.24  $     8.63
============   ===========  ============   ===========  ==========  ==========  ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                                                        MONYEquity Master
                                                   ----------------------------------------------------------
                                                                  Enterprise Accumulation Trust
                                                   ----------------------------------------------------------
                                                     Capital                 Equity   Multi-Cap  Small Company
                                                   Appreciation  Balanced    Income     Growth      Growth
                                                    Subaccount  Subaccount Subaccount Subaccount  Subaccount
                                                   ------------ ---------- ---------- ---------- -------------
                     ASSETS
Shares held in respective Funds...................     307,420     8,255     18,086     11,301       15,287
                                                    ==========   =======    =======    =======     ========
Investments at cost...............................  $2,146,847   $39,323    $92,850    $94,825     $109,145
                                                    ==========   =======    =======    =======     ========
Investments in respective Funds, at net asset
  value...........................................  $1,749,222   $40,118    $90,791    $95,270     $120,306
Amount due from MONY America......................           0         0          0          0            0
Amount due from respective Funds..................           0         0          0          0            0
                                                    ----------   -------    -------    -------     --------
       Total assets...............................   1,749,222    40,118     90,791     95,270      120,306
                                                    ----------   -------    -------    -------     --------
                   LIABILITIES
Amount due to MONY America........................         639        14         32         34           43
Amount due to respective Funds....................           0         0          0          0            0
                                                    ----------   -------    -------    -------     --------
       Total liabilities..........................         639        14         32         34           43
                                                    ----------   -------    -------    -------     --------
Net assets........................................  $1,748,583   $40,104    $90,759    $95,236     $120,263
                                                    ==========   =======    =======    =======     ========
Net assets consist of:
  Contractholders' net payments...................  $2,202,140   $39,254    $93,060    $96,216     $108,979
  Undistributed net investment income (loss)......      63,633       103        459       (231)       1,297
  Accumulated net realized loss on investments....    (119,565)      (48)      (701)    (1,194)      (1,174)
  Net unrealized appreciation (depreciation) of
   investments....................................    (397,625)      795     (2,059)       445       11,161
                                                    ----------   -------    -------    -------     --------
Net assets........................................  $1,748,583   $40,104    $90,759    $95,236     $120,263
                                                    ==========   =======    =======    =======     ========
Number of units outstanding*......................     235,606     3,988     10,033     10,617       11,867
                                                    ----------   -------    -------    -------     --------
Net asset value per unit outstanding*.............  $     7.42   $ 10.06    $  9.05    $  8.97     $  10.13
                                                    ==========   =======    =======    =======     ========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                          MONYEquity Master
----------------------------------------------------------------------------------------------------
                                                                     Fidelity Variable Insurance
 Enterprise Accumulation Trust                                             Products Funds
-------------------------------                                 ------------------------------------
                                  Dreyfus         Dreyfus                                  VIP III
 Mid-Cap   Worldwide   Emerging    Stock          Socially        VIP II       VIP         Growth
  Growth     Growth   Countries    Index     Responsible Growth Contrafund    Growth    Opportunities
Subaccount Subaccount Subaccount Subaccount      Subaccount     Subaccount  Subaccount   Subaccount
---------- ---------- ---------- ----------  ------------------ ----------  ----------  -------------
   25,033     2,232      22,267     116,971         1,475           91,494      73,024         785
 ========   =======    ========  ==========       =======       ==========  ==========     =======
 $189,569   $20,667    $192,423  $4,101,448       $41,067       $2,111,653  $3,255,015     $11,654
 ========   =======    ========  ==========       =======       ==========  ==========     =======
 $192,253   $19,910    $211,979  $3,434,271       $39,345       $1,835,374  $2,444,835     $11,856
        0         0           0           0             0                0           0           0
        0         0           0           0             0                0           0           0
 --------   -------    --------  ----------       -------       ----------  ----------     -------
  192,253    19,910     211,979   3,434,271        39,345        1,835,374   2,444,835      11,856
 --------   -------    --------  ----------       -------       ----------  ----------     -------
       70         7          76       1,263            15              669         905           3
        0         0           0           0             0                0           0           0
 --------   -------    --------  ----------       -------       ----------  ----------     -------
       70         7          76       1,263            15              669         905           3
 --------   -------    --------  ----------       -------       ----------  ----------     -------
 $192,183   $19,903    $211,903  $3,433,008       $39,330       $1,834,705  $2,443,930     $11,853
 ========   =======    ========  ==========       =======       ==========  ==========     =======
 $190,096   $20,860    $194,342  $4,201,367       $41,498       $2,171,477  $3,298,377     $11,738
     (174)      (63)       (511)     83,757           (92)          40,756     136,919         (23)
     (423)     (137)     (1,484)   (184,939)         (354)        (101,249)   (181,186)        (64)
    2,684      (757)     19,556    (667,177)       (1,722)        (276,279)   (810,180)        202
 --------   -------    --------  ----------       -------       ----------  ----------     -------
 $192,183   $19,903    $211,903  $3,433,008       $39,330       $1,834,705  $2,443,930     $11,853
 ========   =======    ========  ==========       =======       ==========  ==========     =======
   24,674     2,244      22,654     437,449         4,617          223,575     352,343       1,294
 --------   -------    --------  ----------       -------       ----------  ----------     -------
 $   7.79   $  8.87    $   9.35  $     7.85       $  8.52       $     8.21  $     6.94     $  9.16
 ========   =======    ========  ==========       =======       ==========  ==========     =======

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF ASSETS AND LIABILITIES (continued)

                               December 31, 2001

                                                                             MONYEquity Master
                                                       ------------------------------------------------------------
                                                                     Janus Aspen Series
                                                       ----------------------------------------------
                                                       Aggressive              Capital    Worldwide
                                                         Growth    Balanced  Appreciation   Growth
                                                       Subaccount Subaccount  Subaccount  Subaccount      Total
                                                       ---------- ---------- ------------ -----------  ------------
                        ASSETS
Shares held in respective Funds.......................     6,759      5,485      169,695      126,979
                                                        ========   ========  ===========  ===========
Investments at cost...................................  $153,183   $125,178  $ 4,700,692  $ 4,864,545  $279,072,277
                                                        ========   ========  ===========  ===========  ============
Investments in respective Funds, at net asset value...  $148,552   $123,804  $ 3,516,090  $ 3,623,984  $204,103,093
Amount due from MONY America..........................         0          0            0            0        92,855
Amount due from respective Funds......................         0          0            0            0       110,383
                                                        --------   --------  -----------  -----------  ------------
       Total assets...................................   148,552    123,804    3,516,090    3,623,984   204,306,331
                                                        --------   --------  -----------  -----------  ------------
                     LIABILITIES
Amount due to MONY America............................        53         45        1,300        1,317       185,418
Amount due to respective Funds........................         0          0            0            0        92,855
                                                        --------   --------  -----------  -----------  ------------
       Total liabilities..............................        53         45        1,300        1,317       278,273
                                                        --------   --------  -----------  -----------  ------------
Net assets............................................  $148,499   $123,759  $ 3,514,790  $ 3,622,667  $204,028,058
                                                        ========   ========  ===========  ===========  ============
Net assets consist of:
  Contractholders' net payments.......................  $156,072   $124,359  $ 5,064,830  $ 5,403,786  $188,188,085
  Undistributed net investment income (loss)..........      (322)     1,697       44,964      188,856   113,714,273
  Accumulated net realized loss on investments........    (2,620)      (923)    (410,402)    (729,414)  (22,905,116)
  Net unrealized depreciation of investments..........    (4,631)    (1,374)  (1,184,602)  (1,240,561)  (74,969,184)
                                                        --------   --------  -----------  -----------  ------------
Net assets............................................  $148,499   $123,759  $ 3,514,790  $ 3,622,667  $204,028,058
                                                        ========   ========  ===========  ===========  ============
Number of units outstanding*..........................    18,896     12,732      554,001      585,745
                                                        ========   ========  ===========  ===========
Net asset value per unit outstanding*.................  $   7.86   $   9.72  $      6.34  $      6.18
                                                        ========   ========  ===========  ===========

----------
* Units outstanding have been rounded for presentation purposes.

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                            STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001


                                                      Strategist
                               --------------------------------------------------------
                                                MONY Series Fund, Inc.
                               --------------------------------------------------------
                                 Equity     Equity   Intermediate Long Term
                                 Growth     Income    Term Bond      Bond    Diversified
                               Subaccount Subaccount  Subaccount  Subaccount Subaccount
                               ---------- ---------- ------------ ---------- -----------
Dividend income............... $       0  $  11,092    $ 7,347      $2,943    $  12,822
Distribution from net
  realized gains..............   454,837     64,538          0           0      298,039
Mortality and expense risk
  charges.....................    (6,057)    (3,817)      (816)       (339)      (6,811)
                               ---------  ---------    -------      ------    ---------
Net investment income.........   448,780     71,813      6,531       2,604      304,050
                               ---------  ---------    -------      ------    ---------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................   (19,379)      (193)       949         149      (25,016)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................  (659,196)  (150,969)     2,798         361     (482,236)
                               ---------  ---------    -------      ------    ---------
Net realized and unrealized
  gain (loss) on investments..  (678,575)  (151,162)     3,747         510     (507,252)
                               ---------  ---------    -------      ------    ---------
Net increase (decrease) in
  net assets resulting from
  operations.................. $(229,795) $ (79,349)   $10,278      $3,114    $(203,202)
                               =========  =========    =======      ======    =========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                     For the year ended December 31, 2001



                                     Strategist                      MONYEquity Master
                               ----------------------  --------------------------------------------
                                  MONY
                                 Series
                               Fund, Inc.                         MONY Series Fund, Inc.
                               ----------              --------------------------------------------
                                 Money                 Intermediate Long Term  Government   Money
                                 Market                 Term Bond      Bond    Securities   Market
                               Subaccount    Total      Subaccount  Subaccount Subaccount Subaccount
                               ---------- -----------  ------------ ---------- ---------- ----------
Dividend income...............   $2,149   $    36,353    $39,051     $ 97,696   $48,403    $108,384
Distribution from net
  realized gains..............        0       817,414          0            0         0           0
Mortality and expense risk
  charges.....................     (341)      (18,181)    (6,281)     (15,705)   (8,499)    (22,054)
                                 ------   -----------    -------     --------   -------    --------
Net investment income (loss)..    1,808       835,586     32,770       81,991    39,904      86,330
                                 ------   -----------    -------     --------   -------    --------
Realized and unrealized gain
  (loss) on investments:
  Net realized gain (loss) on
   investments................        0       (43,490)    (2,477)      12,648     5,512           0
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................        0    (1,289,242)    24,176       (2,066)   13,862           0
                                 ------   -----------    -------     --------   -------    --------
Net realized and unrealized
  gain (loss) on investments..        0    (1,332,732)    21,699       10,582    19,374           0
                                 ------   -----------    -------     --------   -------    --------
Net increase (decrease) in
  net assets resulting from
  operations..................   $1,808   $  (497,146)   $54,469     $ 92,573   $59,278    $ 86,330
                                 ======   ===========    =======     ========   =======    ========

                      See notes to financial statements.

                                          MONYEquity Master
----------------------------------------------------------------------------------------------------
                                    Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------------
              Small Company               International High Yield            Growth and   Capital
   Equity         Value       Managed        Growth        Bond      Growth     Income   Appreciation
 Subaccount    Subaccount    Subaccount    Subaccount   Subaccount Subaccount Subaccount  Subaccount
------------  ------------- ------------  ------------- ---------- ---------- ---------- ------------
$          0   $    78,415  $  2,034,998   $    67,635  $ 384,053  $  12,779  $  21,664   $  10,890
   6,516,362     7,935,810     4,869,095     1,047,641          0          0          0           0
    (280,842)     (232,948)     (710,956)      (76,826)   (32,534)   (20,266)   (17,371)    (12,010)
------------   -----------  ------------   -----------  ---------  ---------  ---------   ---------
   6,235,520     7,781,277     6,193,137     1,038,450    351,519     (7,487)     4,293      (1,120)
------------   -----------  ------------   -----------  ---------  ---------  ---------   ---------
  (5,904,882)     (779,487)  (17,641,880)     (565,419)  (161,320)  (219,632)   (49,721)   (118,939)
  (8,825,778)   (5,674,660)     (733,208)   (4,062,151)    11,116   (203,693)  (268,988)   (221,421)
------------   -----------  ------------   -----------  ---------  ---------  ---------   ---------
 (14,730,660)   (6,454,147)  (18,375,088)   (4,627,570)  (150,204)  (423,325)  (318,709)   (340,360)
------------   -----------  ------------   -----------  ---------  ---------  ---------   ---------
$ (8,495,140)  $ 1,327,130  $(12,181,951)  $(3,589,120) $ 201,315  $(430,812) $(314,416)  $(341,480)
============   ===========  ============   ===========  =========  =========  =========   =========

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                            MONYEquity Master
                               ---------------------------------------------------------------------------
                                                      Enterprise Accumulation Trust
                               ---------------------------------------------------------------------------

                                                                Multi-Cap    Small Company      Mid-Cap
                                  Balanced     Equity Income      Growth         Growth         Growth
                                 Subaccount     Subaccount      Subaccount     Subaccount     Subaccount
                               -------------- --------------- -------------- -------------- ---------------
                               For the period For the period  For the period For the period For the period
                               May 07, 2001** June 06, 2001** May 02, 2001** May 5, 2001**  June 12, 2001**
                                  through         through        through        through         through
                                December 31,   December 31,    December 31,   December 31,   December 31,
                                    2001           2001            2001           2001           2001
                               -------------- --------------- -------------- -------------- ---------------
Dividend income...............      $180          $   709        $     0        $     0         $    0
Distribution from net
  realized gains..............         0                0              0          1,512              0
Mortality and expense risk
  charges.....................       (77)            (250)          (231)          (215)          (174)
                                    ----          -------        -------        -------         ------
Net investment income (loss)..       103              459           (231)         1,297           (174)
                                    ----          -------        -------        -------         ------
Realized and unrealized gain
  (loss) on investments:
  Net realized loss on
   investments................       (48)            (701)        (1,194)        (1,174)          (423)
  Net change in unrealized
   appreciation
   (depreciation) of
   investments................       795           (2,059)           445         11,161          2,684
                                    ----          -------        -------        -------         ------
Net realized and unrealized
  gain (loss) on investments..       747           (2,760)          (749)         9,987          2,261
                                    ----          -------        -------        -------         ------
Net increase (decrease) in
  net assets resulting from
  operations..................      $850          $(2,301)       $  (980)       $11,284         $2,087
                                    ====          =======        =======        =======         ======

----------
** Commencement of operations

                      See notes to financial statements.

                                            MONYEquity Master
--------------------------------------------------------------------------------------------------------
Enterprise Accumulation Trust                                  Fidelity Variable Insurance Products Funds
-----------------------------                                  -----------------------------------------
                                 Dreyfus         Dreyfus
  Worldwide       Emerging        Stock          Socially         VIP II                  VIP III Growth
    Growth        Countries       Index     Responsible Growth  Contrafund    VIP Growth   Opportunities
  Subaccount     Subaccount     Subaccount      Subaccount      Subaccount    Subaccount    Subaccount
-------------- --------------- ------------ ------------------ ------------  ------------ ---------------
For the period For the period                 For the period                              For the period
May 25, 2001** June 08, 2001** For the year  June 08, 2001**   For the year  For the year June 12, 2001**
   through         through        ended          through          ended         ended         through
 December 31,   December 31,   December 31,    December 31,    December 31,  December 31,  December 31,
     2001           2001           2001            2001            2001          2001          2001
-------------- --------------- ------------ ------------------ ------------  ------------ ---------------
    $   0          $     0      $  35,028        $    22        $  11,995     $       0        $  0
        0                0         17,988              0           47,977       162,856           0
      (63)            (511)       (23,280)          (114)         (12,985)      (17,773)        (23)
    -----          -------      ---------        -------        ---------     ---------        ----
      (63)            (511)        29,736            (92)          46,987       145,083         (23)
    -----          -------      ---------        -------        ---------     ---------        ----
     (137)          (1,484)      (181,723)          (354)        (100,558)     (188,304)        (64)

     (757)          19,556       (295,886)        (1,722)        (186,008)     (435,811)        202
    -----          -------      ---------        -------        ---------     ---------        ----

     (894)          18,072       (477,609)        (2,076)        (286,566)     (624,115)        138
    -----          -------      ---------        -------        ---------     ---------        ----

    $(957)         $17,561      $(447,873)       $(2,168)       $(239,579)    $(479,032)       $115
    =====          =======      =========        =======        =========     =========        ====

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF OPERATIONS (continued)

                                                          MONYEquity Master
                                --------------------------------------------------------------------
                                                  Janus Aspen Series
                                ------------------------------------------------------
                                  Aggressive                    Capital     Worldwide
                                    Growth        Balanced    Appreciation    Growth
                                  Subaccount     Subaccount    Subaccount   Subaccount     Total
                                -------------- -------------- ------------ ------------ ------------
                                For the period For the period
                                May 04, 2001** May 15, 2001** For the year For the year For the year
                                   through        through        ended        ended        ended
                                 December 31,   December 31,  December 31, December 31, December 31,
                                     2001           2001          2001         2001         2001
                                -------------- -------------- ------------ ------------ ------------
Dividend income................    $     0        $ 2,027      $  46,221   $    18,728  $  3,018,878
Distribution from net
  realized gains...............          0              0              0             0    20,599,241
Mortality and expense risk
  charges......................       (322)          (330)       (26,981)      (27,873)   (1,547,494)
                                   -------        -------      ---------   -----------  ------------
Net investment income (loss)...       (322)         1,697         19,240        (9,145)   22,070,625
                                   -------        -------      ---------   -----------  ------------
Realized and unrealized loss
  on investments:
  Net realized loss on
   investments.................     (2,620)          (923)      (399,956)     (694,361)  (26,999,621)
  Net change in unrealized
   depreciation of investments.     (4,631)        (1,374)      (565,108)     (362,689)  (21,764,013)
                                   -------        -------      ---------   -----------  ------------
Net realized and unrealized
  loss on investments..........     (7,251)        (2,297)      (965,064)   (1,057,050)  (48,763,634)
                                   -------        -------      ---------   -----------  ------------
Net decrease in net assets
  resulting from operations....    $(7,573)       $  (600)     $(945,824)  $(1,066,195) $(26,693,009)
                                   =======        =======      =========   ===========  ============

----------
** Commencement of operations

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                      STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                                           Strategist
                                                ---------------------------------------------------------------
                                                                     MONY Series Fund, Inc.
                                                ---------------------------------------------------------------
                                                        Equity                 Equity           Intermediate
                                                        Growth                 Income             Term Bond
                                                      Subaccount             Subaccount          Subaccount
                                                ----------------------  -------------------  ------------------
                                                   2001        2000       2001       2000      2001      2000
                                                ----------  ----------  ---------  --------  --------  --------
From operations:
 Net investment income.........................   $448,780  $  278,873  $  71,813  $110,293  $  6,531  $  7,821
 Net realized gain (loss) on investments.......   (19,379)      62,141       (193)   17,362       949       984
 Net change in unrealized appreciation
   (depreciation) of investments...............  (659,196)    (456,196)  (150,969)  (95,270)    2,798       855
                                                ----------  ----------  ---------  --------  --------  --------
Net increase (decrease) in net assets resulting
 from operations...............................   (229,795)   (115,182)   (79,349)   32,385    10,278     9,660
                                                ----------  ----------  ---------  --------  --------  --------
From unit transactions:
 Net proceeds from the issuance of units.......     45,184      87,459     25,510    23,251     9,476    10,070
 Net asset value of units redeemed or used to
   meet contract obligations...................   (83,067)    (116,460)   (62,587)  (97,890)  (24,440)  (25,050)
                                                ----------  ----------  ---------  --------  --------  --------
Net decrease from unit transactions............    (37,883)    (29,001)   (37,077)  (74,639)  (14,964)  (14,980)
                                                ----------  ----------  ---------  --------  --------  --------
Net decrease in net assets.....................   (267,678)   (144,183)  (116,426)  (42,254)   (4,686)   (5,320)
Net assets beginning of year...................  1,179,012   1,323,195    714,036   756,290   137,371   142,691
                                                ----------  ----------  ---------  --------  --------  --------
Net assets end of year*........................ $  911,334  $1,179,012  $ 597,610  $714,036  $132,685  $137,371
                                                ==========  ==========  =========  ========  ========  ========
Unit transactions:
Units outstanding beginning of year............     13,765      14,055      9,808    10,955     5,102     5,687
Units issued during the year...................        593         961        383       344       339       404
Units redeemed during the year.................     (1,091)     (1,251)      (912)   (1,491)     (872)     (989)
                                                ----------  ----------  ---------  --------  --------  --------
Units outstanding end of year..................     13,267      13,765      9,279     9,808     4,569     5,102
                                                ==========  ==========  =========  ========  ========  ========
----------
*  Includes undistributed net investment income
   of:                                          $1,108,519  $  659,739  $ 757,843  $686,030  $191,481  $184,950
                                                ==========  ==========  =========  ========  ========  ========

                      See notes to financial statements.

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                       For the years ended December 31,

                                                                                    Strategist
                                             ---------------------------------------------------------------
                                                                 MONY Series Fund, Inc.
                                             --------------------------------------------------------------
                                                  Long Term                                     Money
                                                    Bond               Diversified             Market
                                                 Subaccount            Subaccount            Subaccount
                                             ------------------  ----------------------  ------------------
                                               2001      2000       2001        2000       2001      2000
                                             --------  --------  ----------  ----------  --------  --------
From operations:
 Net investment income......................   $2,604  $  3,728  $  304,050  $  238,838  $  1,808  $  3,126
 Net realized gain (loss) on investments....      149      (562)    (25,016)     51,448         0         0
 Net change in unrealized appreciation
   (depreciation) of investments............      361     4,426    (482,236)   (388,928)        0         0
                                             --------  --------  ----------  ----------  --------  --------
Net increase (decrease) in net assets
 resulting from operations..................    3,114     7,592    (203,202)    (98,642)    1,808     3,126
                                             --------  --------  ----------  ----------  --------  --------
From unit transactions:
 Net proceeds from the issuance of units....    4,077     3,382      63,089      68,495     6,856    11,536
 Net asset value of units redeemed or used
   to meet contract obligations.............  (7,311)   (12,960)    (90,216)   (163,534)  (15,608)  (15,285)
                                             --------  --------  ----------  ----------  --------  --------
Net increase (decrease) from unit
 transactions...............................   (3,234)   (9,578)    (27,127)    (95,039)   (8,752)   (3,749)
                                             --------  --------  ----------  ----------  --------  --------
Net increase (decrease) in net assets.......     (120)   (1,986)   (230,329)   (193,681)   (6,944)     (623)
Net assets beginning of year................   56,059    58,045   1,285,205   1,478,886    60,474    61,097
                                             --------  --------  ----------  ----------  --------  --------
Net assets end of year*..................... $ 55,939  $ 56,059  $1,054,876  $1,285,205  $ 53,530  $ 60,474
                                             ========  ========  ==========  ==========  ========  ========
Unit transactions:
Units outstanding beginning of year.........    1,583     1,884      22,078      23,596     2,923     3,115
Units issued during the year................      112       104       1,204       1,124       325       571
Units redeemed during the year..............     (200)     (405)     (1,727)     (2,642)     (741)     (763)
                                             --------  --------  ----------  ----------  --------  --------
Units outstanding end of year...............    1,495     1,583      21,555      22,078     2,507     2,923
                                             ========  ========  ==========  ==========  ========  ========
----------
*  Includes undistributed net investment
   income of:                                $113,173  $110,569  $1,486,082  $1,182,032  $ 88,183  $ 86,375
                                             ========  ========  ==========  ==========  ========  ========






                                                      Total
                                             -----------------------
                                                2001         2000
                                             -----------  ----------
From operations:
 Net investment income...................... $   835,586  $  642,679
 Net realized gain (loss) on investments....     (43,490)    131,373
 Net change in unrealized appreciation
   (depreciation) of investments............  (1,289,242)   (935,113)
                                             -----------  ----------
Net increase (decrease) in net assets
 resulting from operations..................    (497,146)   (161,061)
                                             -----------  ----------
From unit transactions:
 Net proceeds from the issuance of units....     154,192     204,193
 Net asset value of units redeemed or used
   to meet contract obligations.............    (283,229)   (431,179)
                                             -----------  ----------
Net increase (decrease) from unit
 transactions...............................    (129,037)   (226,986)
                                             -----------  ----------
Net increase (decrease) in net assets.......    (626,183)   (388,047)
Net assets beginning of year................   3,432,157   3,820,204
                                             -----------  ----------
Net assets end of year*..................... $ 2,805,974  $3,432,157
                                             ===========  ==========
Unit transactions:
Units outstanding beginning of year.........
Units issued during the year................
Units redeemed during the year..............

Units outstanding end of year...............

----------
*  Includes undistributed net investment
   income of:                                $ 3,745,281  $2,909,695
                                             ===========  ==========

                      See notes to financial statements.

                                      MONYEquity Master
---------------------------------------------------------------------------------------------
                                    MONY Series Fund, Inc.
---------------------------------------------------------------------------------------------
  Intermediate Term          Long Term              Government                 Money
        Bond                   Bond                 Securities                Market
     Subaccount             Subaccount              Subaccount              Subaccount
--------------------  ----------------------  ---------------------  ------------------------
  2001       2000        2001        2000        2001       2000        2001         2000
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
$  32,770  $  38,598  $   81,991  $  101,459  $   39,904  $  43,374  $    86,330  $   191,190
   (2,477)   (14,832)     12,648     (87,265)      5,512     (3,035)           0            0
   24,176     27,415      (2,066)    217,746      13,862     38,692            0            0
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
   54,469     51,181      92,573     231,940      59,278     79,031       86,330      191,190
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
  616,463    193,043   1,119,177     568,073     583,037    257,654    2,344,611    1,294,145
 (683,658)  (238,157)   (877,019)   (578,996)   (427,214)  (318,064)  (1,755,199)  (5,090,099)
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
  (67,195)   (45,114)    242,158     (10,923)    155,823    (60,410)     589,412   (3,795,954)
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
  (12,726)     6,067     334,731     221,017     215,101     18,621      675,742   (3,604,764)
  785,449    779,382   1,801,107   1,580,090     992,215    973,594    2,839,413    6,444,177
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
$ 772,723  $ 785,449  $2,135,838  $1,801,107  $1,207,316  $ 992,215  $ 3,515,155  $ 2,839,413
=========  =========  ==========  ==========  ==========  =========  ===========  ===========
   57,926     61,590     115,225     116,016      73,181     78,201      218,192      521,637
   43,667     14,941      69,220      39,711      41,631     20,111      177,298      101,728
  (48,689)   (18,605)    (54,945)    (40,502)    (30,643)   (25,131)    (133,311)    (405,173)
---------  ---------  ----------  ----------  ----------  ---------  -----------  -----------
   52,904     57,926     129,500     115,225      84,169     73,181      262,179      218,192
=========  =========  ==========  ==========  ==========  =========  ===========  ===========

$ 122,024  $  89,254  $  355,645  $  273,654  $  131,518  $  91,614  $   839,630  $   753,300
=========  =========  ==========  ==========  ==========  =========  ===========  ===========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                               MONYEquity Master
                               --------------------------------------------------------------------------------
                                                         Enterprise Accumulation Trust
                               --------------------------------------------------------------------------------
                                                                 Small Company
                                         Equity                      Value                     Managed
                                       Subaccount                 Subaccount                 Subaccount
                               --------------------------  ------------------------  --------------------------

                                 For the       For the       For the      For the      For the       For the
                                year ended    year ended    year ended   year ended   year ended    year ended
                               December 31,  December 31,  December 31, December 31, December 31,  December 31,
                                   2001          2000          2001         2000         2001          2000
                               ------------  ------------  ------------ ------------ ------------  ------------
From operations:
 Net investment income (loss).   $6,235,520  $ 12,349,729  $ 7,781,277  $ 5,355,062  $  6,193,137  $ 34,527,172
 Net realized gain (loss) on
   investments................  (5,904,882)     1,063,605     (779,487)     537,360   (17,641,880)  (12,834,329)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................  (8,825,778)   (16,165,777)  (5,674,660)  (5,340,803)     (733,208)  (21,071,846)
                               ------------  ------------  -----------  -----------  ------------  ------------
Net increase (decrease) in
 net assets resulting from
 operations...................   (8,495,140)   (2,752,443)   1,327,130      551,619   (12,181,951)      620,997
                               ------------  ------------  -----------  -----------  ------------  ------------
From unit transactions:
 Net proceeds from the
   issuance of units..........    9,120,670    15,842,887    6,225,860    9,299,035    18,104,797    24,790,165
 Net asset value of units
   redeemed or used to meet
   contract obligations.......  (7,516,644)   (12,496,872)  (5,338,349)  (7,796,451)  (18,051,765)  (35,903,892)
                               ------------  ------------  -----------  -----------  ------------  ------------
Net increase (decrease) from
 unit transactions............    1,604,026     3,346,015      887,511    1,502,584        53,032   (11,113,727)
                               ------------  ------------  -----------  -----------  ------------  ------------
Net increase (decrease) in
 net assets...................   (6,891,114)      593,572    2,214,641    2,054,203   (12,128,919)  (10,492,730)
Net assets beginning of period   43,545,374    42,951,802   29,756,056   27,701,853   102,934,487   113,427,217
                               ------------  ------------  -----------  -----------  ------------  ------------
Net assets end of period*..... $ 36,654,260  $ 43,545,374  $31,970,697  $29,756,056  $ 90,805,568  $102,934,487
                               ============  ============  ===========  ===========  ============  ============
Unit transactions:
Units outstanding beginning
 of period....................    1,841,869     1,709,190    1,198,930    1,135,497     4,328,542     4,803,230
Units issued during the period      469,871       581,314      246,311      381,367       838,678     1,077,541
Units redeemed during the
 period.......................     (387,255)     (448,635)    (211,651)    (317,934)     (835,793)   (1,552,229)
                               ------------  ------------  -----------  -----------  ------------  ------------
Units outstanding end of
 period.......................    1,924,485     1,841,869    1,233,590    1,198,930     4,331,427     4,328,542
                               ============  ============  ===========  ===========  ============  ============
----------
*  Includes undistributed net
   investment income (loss)
   of:                         $ 23,213,883  $ 16,978,363  $16,328,278  $ 8,547,001  $ 67,812,656  $ 61,619,519
                               ============  ============  ===========  ===========  ============  ============

** Commencement of operations

                      See notes to financial statements.

                                             MONYEquity Master
----------------------------------------------------------------------------------------------------------
                                       Enterprise Accumulation Trust
----------------------------------------------------------------------------------------------------------
      International              High Yield                                             Growth and
         Growth                     Bond                      Growth                      Income
       Subaccount                Subaccount                 Subaccount                  Subaccount
------------------------  ------------------------  --------------------------  --------------------------
                                                                 For the period              For the period
  For the      For the      For the      For the      For the    May 02, 2000**   For the    May 03, 2000**
 year ended   year ended   year ended   year ended   year ended     through      year ended     through
December 31, December 31, December 31, December 31, December 31,  December 31,  December 31,  December 31,
    2001         2000         2001         2000         2001          2000          2001          2000
------------ ------------ ------------ ------------ ------------ -------------- ------------ --------------
$ 1,038,450  $ 1,186,996   $  351,519  $   356,375   $   (7,487)   $   13,223    $    4,293    $   (2,358)
   (565,419)     684,180     (161,320)    (239,852)    (219,632)      (14,487)      (49,721)        1,412
 (4,062,151)  (4,599,567)      11,116     (247,425)    (203,693)      (69,257)     (268,988)      (51,123)
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
 (3,589,120)  (2,728,391)     201,315     (130,902)    (430,812)      (70,521)     (314,416)      (52,069)
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
  2,492,352    5,052,941    1,225,691    1,151,968    1,276,711     3,117,826     1,146,214     2,184,853
 (2,356,358)  (3,526,808)    (802,842)  (1,219,321)    (834,101)     (139,276)     (340,977)      (98,744)
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
    135,994    1,526,133      422,849      (67,353)     442,610     2,978,550       805,237     2,086,109
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
 (3,453,126)  (1,202,258)     624,164     (198,255)      11,798     2,908,029       490,821     2,034,040
 12,725,325   13,927,583    3,933,975    4,132,230    2,908,029             0     2,034,040             0
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
$ 9,272,199  $12,725,325   $4,558,139  $ 3,933,975   $2,919,827    $2,908,029    $2,524,861    $2,034,040
===========  ===========   ==========  ===========   ==========    ==========    ==========    ==========
    685,895      616,656      273,467      277,914      306,296             0       206,162             0
    170,269      246,790       81,541       78,252      152,167       321,154       124,767       215,920
   (158,303)    (177,551)     (53,525)     (82,699)    (104,030)      (14,858)      (38,288)       (9,758)
-----------  -----------   ----------  -----------   ----------    ----------    ----------    ----------
    697,861      685,895      301,483      273,467      354,433       306,296       292,641       206,162
===========  ===========   ==========  ===========   ==========    ==========    ==========    ==========

$ 2,879,217  $ 1,840,767   $1,462,726  $ 1,111,207   $    5,736    $   13,223    $    1,935    $   (2,358)
===========  ===========   ==========  ===========   ==========    ==========    ==========    ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                                  MONYEquity Master
                               ---------------------------------------------------------------------------------------
                                                            Enterprise Accumulation Trust
                               ---------------------------------------------------------------------------------------
                                         Capital                                            Multi-Cap    Small Company
                                      Appreciation            Balanced     Equity Income      Growth         Growth
                                       Subaccount            Subaccount     Subaccount      Subaccount     Subaccount
                               --------------------------  -------------- --------------- -------------- --------------
                                            For the period For the period For the period  For the period For the period
                               For the year May 03, 2000** May 07, 2001** June 06, 2001** May 02, 2001** May 5, 2001**
                                  ended        through        through         through        through        through
                               December 31,  December 31,   December 31,   December 31,    December 31,   December 31,
                                   2001          2000           2001           2001            2001           2001
                               ------------ -------------- -------------- --------------- -------------- --------------
From operations:
 Net investment income (loss).    $(1,120)        64,753      $   103         $   459        $   (231)      $  1,297
 Net realized loss
   on investments.............   (118,939)          (626)         (48)           (701)         (1,194)        (1,174)
 Net change in unrealized
   appreciation
   (depreciation) of
   investments................   (221,421)      (176,204)         795          (2,059)            445         11,161
                                ----------    ----------      -------         -------        --------       --------
Net increase (decrease) in
 net assets resulting from
 operations...................    (341,480)     (112,077)         850          (2,301)           (980)        11,284
                                ----------    ----------      -------         -------        --------       --------
From unit transactions:
 Net proceeds from the
   issuance of units..........     765,167     1,865,727       40,168          98,517         125,451        113,784
 Net asset value of units
   redeemed or used to meet
   contract obligations.......   (333,295)       (95,459)        (914)         (5,457)        (29,235)        (4,805)
                                ----------    ----------      -------         -------        --------       --------
Net increase from unit
 transactions.................     431,872     1,770,268       39,254          93,060          96,216        108,979
                                ----------    ----------      -------         -------        --------       --------
Net increase in net assets....      90,392     1,658,191       40,104          90,759          95,236        120,263
Net assets beginning of period   1,658,191             0            0               0               0              0
                                ----------    ----------      -------         -------        --------       --------
Net assets end of period*.....  $1,748,583    $1,658,191      $40,104         $90,759        $ 95,236       $120,263
                                ==========    ==========      =======         =======        ========       ========
Unit transactions:
Units outstanding beginning
 of period....................     179,274             0            0               0               0              0
Units issued during the period      99,878       189,063        4,081          10,644          13,659         12,390
Units redeemed during the
 period.......................     (43,546)       (9,789)         (93)           (611)         (3,042)          (523)
                                ----------    ----------      -------         -------        --------       --------
Units outstanding end of
 period.......................     235,606       179,274        3,988          10,033          10,617         11,867
                                ==========    ==========      =======         =======        ========       ========
----------
*  Includes undistributed net
   investment income (loss)
   of:                          $   63,633    $   64,753      $   103         $   459        $   (231)      $  1,297
                                ==========    ==========      =======         =======        ========       ========

** Commencement of operations

                      See notes to financial statements.

                                                   MONYEquity Master
-----------------------------------------------------------------------------------------------------------------------
                                                                                                  Fidelity Variable
        Enterprise Accumulation Trust                                                         Insurance Products Funds
---------------------------------------------                                                --------------------------
    Mid-Cap       Worldwide       Emerging               Dreyfus           Dreyfus Socially            VIP II
    Growth          Growth        Countries            Stock Index            Responsible            Contrafund
  Subaccount      Subaccount     Subaccount            Subaccount          Growth Subaccount         Subaccount
--------------- -------------- --------------- --------------------------  ----------------- --------------------------
For the period  For the period For the period               For the period  For the period                For the period
June 12, 2001** May 25, 2001** June 08, 2001** For the year May 02, 2000**  June 08, 2001**  For the year May 03, 2000**
    through        through         through        ended        through          through         ended        through
 December 31,    December 31,   December 31,   December 31,  December 31,    December 31,    December 31,  December 31,
     2001            2001           2001           2001          2000            2001            2001          2000
--------------- -------------- --------------- ------------ -------------- ----------------- ------------ --------------
   $   (174)       $   (63)       $   (511)     $   29,736    $   54,021        $   (92)      $   46,987    $   (6,231)
       (423)          (137)         (1,484)       (181,723)       (3,216)          (354)        (100,558)         (691)
      2,684           (757)         19,556        (295,886)     (371,291)        (1,722)        (186,008)      (90,271)
   --------        -------        --------      ----------    ----------        -------       ----------    ----------
      2,087           (957)         17,561        (447,873)     (320,486)        (2,168)        (239,579)      (97,193)
   --------        -------        --------      ----------    ----------        -------       ----------    ----------
    191,447         21,707         208,603       1,420,108     3,556,359         43,186          687,616     2,014,867
     (1,351)          (847)        (14,261)       (644,848)     (130,252)        (1,688)        (442,654)      (88,352)
   --------        -------        --------      ----------    ----------        -------       ----------    ----------
    190,096         20,860         194,342         775,260     3,426,107         41,498          244,962     1,926,515
   --------        -------        --------      ----------    ----------        -------       ----------    ----------
    192,183         19,903         211,903         327,387         3,106         39,330            5,383     1,829,322
          0              0               0       3,105,621             0              0        1,829,322             0
   --------        -------        --------      ----------    ----------        -------       ----------    ----------
   $192,183        $19,903        $211,903      $3,433,008    $3,105,621        $39,330       $1,834,705    $1,829,322
   ========        =======        ========      ==========    ==========        =======       ==========    ==========
          0              0               0         344,819             0              0          193,843             0
     24,855          2,340          24,354         172,477       358,347          4,816           81,780       202,874
       (181)           (96)         (1,700)        (79,847)      (13,528)          (199)         (52,048)       (9,031)
   --------        -------        --------      ----------    ----------        -------       ----------    ----------
     24,674          2,244          22,654         437,449       344,819          4,617          223,575       193,843
   ========        =======        ========      ==========    ==========        =======       ==========    ==========

   $   (174)       $   (63)       $   (511)     $   83,757    $   54,021        $   (92)      $   40,756    $   (6,231)
   ========        =======        ========      ==========    ==========        =======       ==========    ==========

                                 MONY AMERICA

                              Variable Account L

                STATEMENT OF CHANGES IN NET ASSETS (continued)

                                                             MONYEquity Master
                                                ------------------------------------------
                                                Fidelity Variable Insurance Products Funds
                                                ------------------------------------------
                                                                                VIP III
                                                            VIP                 Growth
                                                          Growth             Opportunities
                                                        Subaccount            Subaccount
                                                --------------------------  ---------------
                                                             For the period For the period
                                                  For the    May 02, 2000** June 12, 2001**
                                                 year ended     through         through
                                                December 31,  December 31,   December 31,
                                                    2001          2000           2001
                                                ------------ -------------- ---------------
From operations:
 Net investment income (loss)..................    $145,083    $   (8,164)      $   (23)
 Net realized gain (loss) on investments.......   (188,304)         7,118           (64)
 Net change in unrealized appreciation
   (depreciation) of investments...............   (435,811)      (374,369)          202
                                                 ----------    ----------       -------
Net increase (decrease) in net assets resulting
 from operations...............................    (479,032)     (375,415)          115
                                                 ----------    ----------       -------
From unit transactions:
 Net proceeds from the issuance of units.......     845,967     2,978,923        12,101
 Net asset value of units redeemed or used to
   meet contract obligations...................   (410,619)      (115,894)         (363)
                                                 ----------    ----------       -------
Net increase from unit transactions............     435,348     2,863,029        11,738
                                                 ----------    ----------       -------
Net increase (decrease) in net assets..........     (43,684)    2,487,614        11,853
Net assets beginning of period.................   2,487,614             0             0
                                                 ----------    ----------       -------
Net assets end of period*......................  $2,443,930    $2,487,614       $11,853
                                                 ==========    ==========       =======
Unit transactions:
Units outstanding beginning of period..........     292,731             0             0
Units issued during the period.................     115,727       304,936         1,335
Units redeemed during the period...............     (56,115)      (12,205)          (41)
                                                 ----------    ----------       -------
Units outstanding end of period................     352,343       292,731         1,294
                                                 ==========    ==========       =======
----------
*  Includes undistributed net investment income
   (loss) of:                                    $  136,919    $   (8,164)      $   (23)
                                                 ==========    ==========       =======

** Commencement of operations

                      See notes to financial statements.

                                                MONYEquity Master
----------------------------------------------------------------------------------------------------------------
                                 Janus Aspen Series
------------------------------------------------------------------------------------
  Aggressive                            Capital                    Worldwide
    Growth        Balanced           Appreciation                   Growth
  Subaccount     Subaccount           Subaccount                  Subaccount                     Total
-------------- -------------- --------------------------  --------------------------  --------------------------
For the period For the period              For the period              For the period
May 04, 2001** May 15, 2001** For the year May 03, 2000**   For the    May 02, 2000** For the year  For the year
   through        through        ended        through      year ended     through        ended         ended
 December 31,   December 31,  December 31,  December 31,  December 31,  December 31,  December 31,  December 31,
     2001           2001          2001          2000          2001          2000          2001          2000
-------------- -------------- ------------ -------------- ------------ -------------- ------------  ------------
   $   (322)      $  1,697     $   19,240    $   25,724   $    (9,145)   $  198,001   $ 22,070,625  $ 54,488,924
     (2,620)          (923)      (399,956)      (10,446)     (694,361)      (35,053)   (26,999,621)  (10,950,157)
     (4,631)        (1,374)      (565,108)     (619,494)     (362,689)     (877,872)   (21,764,013)  (49,771,446)
   --------       --------     ----------    ----------   -----------    ----------   ------------  ------------
     (7,573)          (600)      (945,824)     (604,216)   (1,066,195)     (714,924)   (26,693,009)   (6,232,679)
   --------       --------     ----------    ----------   -----------    ----------   ------------  ------------
    172,663        135,693      1,605,463     4,552,775     1,744,184     5,001,735     52,487,408    83,722,976
    (16,591)       (11,334)      (835,613)     (257,795)   (1,097,526)     (244,607)   (42,835,527)  (68,339,039)
   --------       --------     ----------    ----------   -----------    ----------   ------------  ------------
    156,072        124,359        769,850     4,294,980       646,658     4,757,128      9,651,881    15,383,937
   --------       --------     ----------    ----------   -----------    ----------   ------------  ------------
    148,499        123,759       (175,974)    3,690,764      (419,537)    4,042,204    (17,041,128)    9,151,258
          0              0      3,690,764             0     4,042,204             0    221,069,186   211,917,928
   --------       --------     ----------    ----------   -----------    ----------   ------------  ------------
   $148,499       $123,759     $3,514,790    $3,690,764   $ 3,622,667    $4,042,204   $204,028,058  $221,069,186
   ========       ========     ==========    ==========   ===========    ==========   ============  ============
          0              0        452,008             0       502,843             0
     20,826         13,920        228,081       479,644       249,907       529,466
     (1,930)        (1,188)      (126,088)      (27,636)     (167,005)      (26,623)
   --------       --------     ----------    ----------   -----------    ----------
     18,896         12,732        554,001       452,008       585,745       502,843
   ========       ========     ==========    ==========   ===========    ==========

   $   (322)      $  1,697     $   44,964    $   25,724   $   188,856    $  198,001   $113,714,273  $ 91,643,648
   ========       ========     ==========    ==========   ===========    ==========   ============  ============

                                 MONY AMERICA

                              Variable Account L

                         NOTES TO FINANCIAL STATEMENTS



1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies, which include Variable Life (Strategist) and Variable Universal Life (MONYEquity Master, MONY Custom Equity Master and MONY Custom Estate Master) and Corporate Sponsored Variable Universal Life Insurance policies. These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related to the Variable Life (Strategist) and Variable Universal Life (MONYEquity Master) insurance policies is presented here.

   There are currently six Strategist Subaccounts and twenty-eight MONYEquity Master Subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The subaccounts of Strategist commenced operations in 1985 and the subaccounts of MONYEquity Master commenced operations in 1995 through 2001. The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the policyholders.

2. Significant Accounting Policies:

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment in shares of each of the respective Funds' portfolio is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

   Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost basis. Dividend income and distributions from net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based on current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



3. Related Party Transactions:

   MONY America is the legal owner of the assets held by the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance, administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed when a full or partial surrender is requested by the policyholders. These deductions are treated as contractholder redemptions by the Variable Account. The amount deducted for the Strategist and MONYEquity Master Subaccounts for the period ended December 31, 2001 aggregated $27,773,413.

   MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 0.60% (for each of the Strategist Subaccounts) and 0.75% (for each of the MONYEquity Master Subaccounts) of the average daily net assets of the respective subaccounts. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to the portfolios of Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the period ended December 31, 2001, MONY America received $21,031 in aggregate from certain Funds in connection with Strategist and MONYEquity Master subaccounts.

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)



4. Investment Transactions:

   Cost of shares acquired and proceeds from shares redeemed by each subaccount during the period ended December 31, 2001 were as follows:

                                                  Cost of Shares
                                                     Acquired     Proceeds
                                                    (Excludes    from Shares
   Strategist Subaccounts                         Reinvestments)  Redeemed
   ----------------------                         -------------- -----------
   MONY Series Fund, Inc.
   Equity Growth Portfolio.......................  $    46,578   $    90,517
   Equity Income Portfolio.......................       27,862        68,741
   Intermediate Term Bond Portfolio..............       10,725        26,497
   Long Term Bond Portfolio......................        4,077         7,646
   Diversified Portfolio.........................       64,671        98,594
   Money Market Portfolio........................        7,450        16,542

   MONYEquity Master Subaccounts
   -----------------------------
   MONY Series Fund, Inc.
   Intermediate Term Bond Portfolio..............      623,771       697,189
   Long Term Bond Portfolio......................    1,151,574       924,856
   Government Securities Portfolio...............      593,450       445,964
   Money Market Portfolio........................    2,585,670     2,017,864
   Enterprise Accumulation Trust
   Equity Portfolio..............................    9,347,608     8,023,124
   Small Company Value Portfolio.................    6,361,831     5,703,967
   Managed Portfolio.............................   18,600,336    19,253,934
   International Growth Portfolio................    2,595,668     2,536,709
   High Yield Bond Portfolio.....................    1,273,280       882,418
   Growth Portfolio..............................    1,323,165       900,552
   Growth and Income Portfolio...................    1,162,562       374,349
   Capital Appreciation Portfolio................      801,945       381,906
   Balanced Portfolio............................       50,553        11,362
   Equity Income Portfolio.......................      100,059         7,217
   Multi-Cap Growth Portfolio....................      127,030        31,011
   Small Company Growth Portfolio................      116,226         7,419
   Mid-Cap Growth Portfolio......................      191,540         1,548
   Worldwide Growth Portfolio....................       22,015         1,211
   Emerging Countries Portfolio..................      208,470        14,563
   Dreyfus
   Dreyfus Stock Index Fund......................    1,436,711       684,350
   Dreyfus Socially Responsible Growth Fund, Inc.       45,662         4,263

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)

      4. Investment Transactions: (continued)
                                                Cost of Shares
                                                   Acquired     Proceeds
                                                  (Excludes    from Shares
      MONYEquity Master Subaccounts             Reinvestments)  Redeemed
      -----------------------------             -------------- -----------
      FidelityVariable Insurance Products Funds
      VIP II Contrafund Portfolio..............   $  710,759   $  478,626
      VIP Growth Portfolio.....................      865,604      447,831
      VIP III Growth Opportunities Portfolio...       12,211          493
      Janus Aspen Series
      Aggressive Growth Portfolio..............      172,479       16,676
      Balanced Portfolio.......................      140,858       16,784
      Capital Appreciation Portfolio...........    1,659,284      916,172
      Worldwide Growth Portfolio...............    1,787,343    1,168,401

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights:

   For a unit outstanding throughout the period ended December 31, 2001:

                                                         At December 31, 2001       For the period ended December 31, 2001
                                                   -------------------------------- ------------------------------------
                                                                                    Investment
                                                                         Net Assets   Income                       Total
Strategist Subaccounts                               Units   Unit Values   (000s)     Ratio*     Expense Ratio** Return***
----------------------                             --------- ----------- ---------- ----------   --------------- ---------
MONY Series Fund, Inc.
Equity Growth Subaccount..........................    13,267   $68.69     $   911      0.00%          0.60%       (19.81)%
Equity Income Subaccount..........................     9,279    64.41         598      1.74           0.60        (11.52)
Intermediate Term Bond Subaccount.................     4,569    29.04         133      5.40           0.60          7.88
Long Term Bond Subaccount.........................     1,495    37.42          56      5.21           0.60          5.68
Diversified Subaccount............................    21,555    48.94       1,055      1.13           0.60        (15.93)
Money Market Subaccount...........................     2,507    21.35          54      3.78           0.60          3.19

MONYEquity Master Subaccounts
-----------------------------
MONY Series Fund, Inc.
Intermediate Term Bond Subaccount.................    52,904    14.61         773      4.66           0.75          7.74
Long Term Bond Subaccount.........................   129,500    16.49       2,136      4.67           0.75          5.50
Government Securities Subaccount..................    84,169    14.34       1,207      4.27           0.75          5.75
Money Market Subaccount...........................   262,179    13.41       3,515      3.69           0.75          3.07
Enterprise Accumulation Trust
Equity Subaccount................................. 1,924,485    19.05      36,654      0.00           0.75        (19.42)
Small Company Value Subaccount.................... 1,233,590    25.92      31,971      0.25           0.75          4.43
Managed Subaccount................................ 4,331,427    20.96      90,806      2.15           0.75        (11.86)
International Growth Subaccount...................   697,861    13.29       9,272      0.66           0.75        (28.36)
High Yield Bond Subaccount........................   301,483    15.12       4,558      8.85           0.75          5.07
Growth Subaccount.................................   354,433     8.24       2,920      0.47           0.75        (13.17)
Growth and Income Subaccount......................   292,641     8.63       2,525      0.94           0.75        (12.56)
Capital Appreciation Subaccount...................   235,606     7.42       1,749      0.68           0.75        (19.78)
Balanced Subaccount (1)...........................     3,988    10.06          40      1.75(^)        0.75(^)      (0.60)
Equity Income Subaccount (2)......................    10,033     9.05          91      2.13(^)        0.75(^)      (9.50)
Multi-Cap Growth Subaccount (3)...................    10,617     8.97          95      0.00(^)        0.75(^)     (10.30)
Small Company Growth Subaccount (4)...............    11,867    10.13         120      0.00(^)        0.75(^)       1.30
Mid-Cap Growth Subaccount (5).....................    24,674     7.79         192      0.00(^)        0.75(^)     (22.10)
Worldwide Growth Subaccount (6)...................     2,244     8.87          20      0.00(^)        0.75(^)     (11.30)
Emerging Countries Subaccount (7).................    22,654     9.35         212      0.00(^)        0.75(^)      (6.50)
Dreyfus
Dreyfus Stock Index Subaccount....................   437,449     7.85       3,433      1.13           0.75        (12.87)
Dreyfus Socially Responsible Growth Subaccount (7)     4,617     8.52          39      0.14(^)        0.75(^)     (14.80)
Fidelity Variable Insurance Products Funds
VIP II Contrafund Subaccount......................   223,575     8.21       1,835      0.69           0.75        (13.03)
VIP Growth Subaccount.............................   352,343     6.94       2,444      0.00           0.75        (18.35)
VIP III Growth Opportunities Subaccount (5).......     1,294     9.16          12      0.00(^)        0.75(^)      (8.40)

                                 MONY AMERICA

                              Variable Account L

                   NOTES TO FINANCIAL STATEMENTS (continued)


5. Financial Highlights: (continued)

                                      At December 31, 2001      For the period ended December 31, 2001
                                 ------------------------------ -----------------------------------
                                                                Investment
                                                     Net Assets   Income                       Total
MONYEquity Master Subaccounts     Units  Unit Values   (000s)     Ratio*     Expense Ratio** Return***
-----------------------------    ------- ----------- ---------- ----------   --------------- ---------
Janus Aspen Series
Aggressive Growth Subaccount (8)  18,896    $7.86      $  148      0.00%(/\)      0.75%(/\)   (21.40)%
Balanced Subaccount (9).........  12,732     9.72         124      4.61(/\)       0.75(/\)     (2.80)
Capital Appreciation
  Subaccount.................... 554,001     6.34       3,515      1.28           0.75        (22.40)
Worldwide Growth Subaccount..... 585,745     6.18       3,623      0.50           0.75        (23.13)

----------

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment adviser and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractholder accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.
*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized.
(/\) Annualized
(1) For the period May 7, 2001 (commencement of operations) through December 31, 2001.
(2) For the period June 6, 2001 (commencement of operations) through December 31, 2001.
(3) For the period May 2, 2001 (commencement of operations) through December 31, 2001.
(4) For the period May 5, 2001 (commencement of operations) through December 31, 2001.
(5) For the period June 12, 2001 (commencement of operations) through December 31, 2001.
(6) For the period May 25, 2001 (commencement of operations) through December 31, 2001.
(7) For the period June 8, 2001 (commencement of operations) through December 31, 2001.
(8) For the period May 4, 2001 (commencement of operations) through December 31, 2001.
(9) For the period May 15, 2001 (commencement of operations) through December 31, 2001.

                       Report of Independent Accountants

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of Subaccounts of MONY America Variable Account L

In our opinion, the accompanying combined statements of assets and liabilities and the related combined statements of operations and of changes in net assets present fairly, in all material respects, the combined financial position of Subaccounts of MONY America Variable Account L at December 31, 2001, and the combined results of their operations and the changes in their combined net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These combined financial statements are the responsibility of MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these combined financial statements based on our audits. We conducted our audits of these combined financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2001 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 12, 2002

                                 MONY America

                              Variable Account L

                  COMBINED STATEMENT OF ASSETS & LIABILITIES

                               December 31, 2001

                            ASSETS
                 Investments at cost........... $ 660,184,384
                                                =============
                 Investments in Funds, at net
                   asset value................. $ 557,537,460
                 Amounts due from MONY America.     1,446,879
                 Amounts due from Funds........       372,519
                                                -------------
                        Total assets...........   559,356,858
                                                -------------
                          LIABILITIES
                 Amounts due to MONY America...       471,979
                 Amounts due to Funds..........     1,446,879
                                                -------------
                        Total liabilities......     1,918,858
                                                -------------
                 Net assets.................... $ 557,438,000
                                                =============
                 Net assets consist of:
                   Contractholders' net
                    payments................... $ 555,736,455
                   Undistributed net
                    investment income..........   150,741,522
                   Accumulated net realized
                    loss on investments........   (46,393,053)
                   Net unrealized depreciation
                    of investments.............  (102,646,924)
                                                -------------
                 Net assets.................... $ 557,438,000
                                                =============

                  See notes to combined financial statements.

                                 MONY America

                              Variable Account L

                       COMBINED STATEMENT OF OPERATIONS

                     For the year ended December 31, 2001

                 Dividend income................ $ 10,946,427
                 Distributions from net
                   realized gains...............   27,934,674
                 Mortality and expense risk
                   charges......................   (1,952,317)
                                                 ------------
                 Net investment income..........   36,928,784
                                                 ------------
                 Realized and unrealized loss
                   on investments:
                   Net realized loss on
                    investments.................  (51,486,293)
                   Net change in unrealized
                    depreciation of investments.  (31,488,999)
                                                 ------------
                 Net realized and unrealized
                   loss on investments..........  (82,975,292)
                                                 ------------
                 Net decrease in net assets
                   resulting from operations.... $(46,046,508)
                                                 ============

                  See notes to combined financial statements.

                                 MONY America

                              Variable Account L

                  COMBINED STATEMENT OF CHANGES IN NET ASSETS

                       For the years ended December 31,

                                                                               2001           2000
                                                                           -------------  -------------
From operations:
 Net investment income.................................................... $  36,928,784  $  69,158,013
 Net realized loss on investments.........................................   (51,486,293)   (11,516,518)
 Net change in unrealized depreciation of investments.....................   (31,488,999)   (71,965,930)
                                                                           -------------  -------------
Net decrease in net assets resulting from operations......................   (46,046,508)   (14,324,435)
                                                                           -------------  -------------
From unit transactions:
 Net proceeds from the issuance of units of subaccounts...................   283,051,735    306,142,781
 Net asset value of units redeemed or used to meet contract obligations of subaccounts............................................................  (154,723,870)  (170,120,288)
                                                                           -------------  -------------
Net increase from unit transactions of subaccounts........................   128,327,865    136,022,493
                                                                           -------------  -------------
Net increase in net assets................................................    82,281,357    121,698,058
Net assets beginning of year..............................................   475,156,643    353,458,585
                                                                           -------------  -------------
Net assets end of year*................................................... $ 557,438,000  $ 475,156,643
                                                                           =============  =============
----------
*Includes undistributed net investment income of:......................... $ 150,741,522  $ 113,812,738
                                                                           =============  =============

                  See notes to combined financial statements.

                                 MONY AMERICA

                              Variable Account L

                    NOTES TO COMBINED FINANCIAL STATEMENTS



1. Organization and Business:

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life Insurance policies (Strategist), Variable Universal Life Insurance policies (MONYEquity Master, MONY Custom Equity Master, and MONY Custom Estate Master), and Corporate Sponsored Variable Universal Life Insurance policies (collectively, the "Variable Life Insurance Policies"). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related to all Variable Life Insurance Policies issued under the Variable Account is presented for the Variable Account as a whole.

   There are currently twenty-eight MONYEquity Master subaccounts, six Strategist subaccounts, twenty-eight MONY Custom Equity Master subaccounts, thirty-eight Corporate Sponsored Universal Life subaccounts, and twenty-six MONY Custom Estate Master subaccounts within the Variable Account (each hereafter referred to as a "subaccount"). Each subaccount holds assets that are segregated from all other subaccounts within the Variable Account.

   Each subaccount invests only in a corresponding portfolio of the MONY Series Fund, Inc. (the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., The Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Janus Aspen Series, the Van Eck Worldwide Insurance Trust, T. Rowe Price, or the Universal Institutional Funds, Inc. (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

   These combined financial statements should be read in conjunction with the separate financial statements and footnotes of each of the Variable Life Insurance Policies which are presented on pages before these combined financial statements.

2. Significant Accounting Policies:

   The preparation of the combined financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

   The investment held by each subaccount in the shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value. For the purposes of presentation of the combined financial statements, investments held at December 31, 2001 by all of the subaccounts within the Variable Account have been aggregated.
  Investment Transactions and Investment Income:

   Investments made by the subaccounts in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments by the subaccounts in the portfolios of the Funds are determined on the identified cost-basis. Dividend income and distributions of net realized gains are recorded by the respective subaccount on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received by the subaccounts are reinvested in additional shares of the respective portfolios of the Funds.

                                 MONY AMERICA

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)



2. Significant Accounting Policies: (continued)

  Taxes:

   MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for Federal income tax purposes.

3. Related Party Transactions:

   MONY America is the legal owner of the assets of the Variable Account.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   The cost of insurance administration charges, and, if applicable, the cost of any optional benefits added by riders to the insurance policies are deducted monthly from the cash value of the contract to compensate MONY America. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the year ended December 31, 2001, the aggregate amount deducted for such purposes for all subaccounts within the Variable Account was $59,818,640.

   MONY America receives from the subaccounts within the Variable Account amounts deducted for mortality and expense risks at annual rates ranging from 0.35% to 0.75% of the average daily net assets of each of the respective subaccounts within the Variable Account, other than the subaccounts of Corporate Sponsored Variable Universal Life Insurance policies. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

   Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

   MONY America and MONY receive fees directly from certain Funds for maintaining and servicing policyholders' accounts. During the year ended December 31, 2001, MONY America received $191,930 in aggregate from certain Funds in connection with the subaccounts within the Variable Account.

4. Other:

   At December 31, 2001, the aggregate net assets of all subaccounts within the Variable Account investing in a portfolio of the Funds were as follows:

                 MONY Series Fund, Inc.
                 Intermediate Term Bond Subaccount $  6,704,577
                 Long Term Bond Subaccount........   37,587,120
                 Government Securities Subaccount.    6,283,535
                 Money Market Subaccount..........   44,176,192
                 Equity Growth Subaccount.........      911,334
                 Equity Income Subaccount.........      597,610
                 Diversified Subaccount...........    1,054,876

                 Enterprise Accumulation Trust
                 Equity Subaccount................   48,928,933
                 Small Company Value Subaccount...   43,036,297
                 Managed Subaccount...............  101,627,509

                                 MONY AMERICA

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)


          4. Other: (continued)

          International Growth Subaccount............... $ 12,354,482
          High Yield Bond Subaccount....................   34,444,644
          Growth Subaccount.............................   26,999,192
          Growth and Income Subaccount..................   11,971,538
          Small Company Growth Subaccount...............    6,701,542
          Equity Income Subaccount......................    2,959,239
          Capital Appreciation Subaccount...............    6,539,831
          Multi-Cap Growth Subaccount...................    6,993,186
          Balanced Subaccount...........................      773,409
          Worldwide Growth Subaccount...................       92,464
          Emerging Countries Subaccount.................      348,908
          Mid-Cap Growth Subaccount.....................      472,234

          Dreyfus Variable Investment Fund
          Appreciation Subaccount.......................    2,160,800
          Small Company Stock Subaccount................      917,260

          Dreyfus
          Dreyfus Stock Index Subaccount................   58,420,198
          Dreyfus Socially Responsible Growth Subaccount    1,160,023

          Van Eck Worldwide Insurance Trust
          Hard Assets Subaccount........................       37,372
          Worldwide Bond Subaccount.....................       78,586
          Worldwide Emerging Markets Subaccount.........      107,487

          T. Rowe Price
          Equity Income Subaccount......................    4,451,206
          Prime Reserve Subaccount......................      303,689
          International Stock Subaccount................    1,652,973
          Limited Term Subaccount.......................       32,901
          New America Growth Subaccount.................      764,189
          Personal Strategy Balanced Subaccount.........    1,603,550

          Fidelity Variable Insurance Products Funds
          VIP Growth Subaccount.........................    7,913,688
          VIP II Contrafund Subaccount..................   10,474,803
          VIP III Growth Opportunities Subaccount.......    1,214,912
          VIP II Asset Manager Subaccount...............    5,151,654
          VIP III Growth and Income Subaccount..........    9,775,691

          The Universal Institutional Funds, Inc.
          Equity Growth Subaccount......................      422,652
          Fixed Income Subaccount.......................    4,843,658
          Value Subaccount..............................      169,094

                                 MONY AMERICA

                              Variable Account L

              NOTES TO COMBINED FINANCIAL STATEMENTS (continued)


           4. Other: (continued)

           Janus Aspen Series
           Aggressive Growth Subaccount................. $  7,073,317
           Balanced Subaccount..........................    3,541,355
           Capital Appreciation Subaccount..............    8,609,555
           Flexible Income Subaccount...................    6,412,592
           International Growth Subaccount..............    1,291,140
           Worldwide Growth Subaccount..................   17,291,581
           Strategic Value Subaccount...................        3,422
                                                         ------------
           Total Net Assets--Combined Variable Account L $557,438,000
                                                         ============

   During the year ended December 31, 2001, the aggregate cost of shares purchased and the aggregate proceeds from shares redeemed of the portfolios of the Funds by all of the subaccounts within the Variable Account were $327,037,206 and $200,604,360, respectively.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of MONY Life Insurance Company of America

   In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, of changes in shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 7, 2002

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                                BALANCE SHEETS
                          December 31, 2001 and 2000

                                                                                                  2001     2000
                                                                                                -------- --------
                                                                                                 ($ in millions)
                                           ASSETS
Investments:
 Fixed maturity securities available-for-sale, at fair value (Note 5).......................... $1,220.9 $1,014.7
 Mortgage loans on real estate (Note 6)........................................................    132.8    116.1
 Policy loans..................................................................................     71.6     69.4
 Other invested assets.........................................................................     22.4      8.8
                                                                                                -------- --------
                                                                                                 1,447.7  1,209.0
Cash and cash equivalents......................................................................    102.6    104.8
Accrued investment income......................................................................     22.3     19.2
Amounts due from reinsurers....................................................................     34.8     30.7
Deferred policy acquisition costs (Note 7).....................................................    564.6    483.5
Current federal income taxes...................................................................     24.9     14.9
Other assets...................................................................................     18.1      4.4
Separate account assets........................................................................  3,589.0  4,064.4
                                                                                                -------- --------
       Total assets............................................................................ $5,804.0 $5,930.9
                                                                                                ======== ========

                            LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits......................................................................... $  156.8 $  134.8
Policyholders' account balances................................................................  1,269.5  1,154.9
Other policyholders' liabilities...............................................................     77.2     68.9
Accounts payable and other liabilities.........................................................     94.9     33.2
Note payable to affiliate......................................................................     44.6     46.9
Deferred federal income taxes (Note 8).........................................................     85.0     48.3
Separate account liabilities...................................................................  3,589.0  4,064.4
                                                                                                -------- --------
       Total liabilities.......................................................................  5,317.0  5,551.4
Commitments and contingencies (Note 12)
  Common stock $1.00 par value; 5,000,000 shares authorized, 2,500,000 issued and outstanding..      2.5      2.5
Capital in excess of par.......................................................................    349.7    249.7
Retained earnings..............................................................................    130.1    128.3
Accumulated other comprehensive income/(loss)..................................................      4.7     (1.0)
                                                                                                -------- --------
       Total shareholder's equity..............................................................    487.0    379.5
                                                                                                -------- --------
       Total liabilities and shareholder's equity.............................................. $5,804.0 $5,930.9
                                                                                                ======== ========


                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                 STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
                 Years Ended December 31, 2001, 2000, and 1999

                                                         2001   2000    1999
                                                        ------ ------  ------
                                                           ($ in millions)
 Revenues:
 Universal life and investment-type product policy fees $159.7 $158.2  $143.1
 Premiums..............................................   56.3   37.3     9.2
 Net investment income (Note 4)........................   93.8   92.7    94.7
 Net realized gains (losses) on investments (Note 4)...    5.3   (5.1)   (0.3)
 Other income..........................................   15.3   12.1     7.6
                                                        ------ ------  ------
                                                         330.4  295.2   254.3
                                                        ------ ------  ------
 Benefits and Expenses:
 Benefits to policyholders.............................   97.9   68.1    43.6
 Interest credited to policyholders' account balances..   65.9   62.4    63.5
 Amortization of deferred policy acquisition costs.....   62.1   48.8    43.5
 Other operating costs and expenses....................  101.3   88.6    73.8
                                                        ------ ------  ------
                                                         327.2  267.9   224.4
                                                        ------ ------  ------
 Income before income taxes............................    3.2   27.3    29.9
 Income tax expense....................................    1.4    8.0    10.5
                                                        ------ ------  ------
 Net income............................................    1.8   19.3    19.4
 Other comprehensive income/(loss), net (Note 4).......    5.7    6.3   (15.3)
                                                        ------ ------  ------
 Comprehensive income.................................. $  7.5 $ 25.6  $  4.1
                                                        ====== ======  ======

                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                 Years Ended December 31, 2001, 2000 and 1999

                                                                                          Accumulated
                                                                       Capital               Other         Total
                                                               Common In Excess Retained Comprehensive Shareholder's
                                                               Stock   of Par   Earnings Income/(Loss)    Equity
                                                               ------ --------- -------- ------------- -------------
Balance, December 31, 1998....................................  $2.5   $189.7    $ 89.6     $  8.0        $289.8
Capital contribution..........................................           10.0                               10.0
Comprehensive income:
 Net income...................................................                     19.4                     19.4
 Other comprehensive income:
   Unrealized losses on investments, net of unrealized gains,
     reclassification adjustments, and taxes (Note 4).........                               (15.3)        (15.3)
                                                                                            ------        ------
Comprehensive income..........................................                                               4.1
                                                                ----   ------    ------     ------        ------
Balance, December 31, 1999....................................   2.5    199.7     109.0       (7.3)        303.9
Capital contribution..........................................           50.0                               50.0
Comprehensive income:
 Net income...................................................                     19.3                     19.3
 Other comprehensive income:
   Unrealized gains on investments, net of unrealized losses,
     reclassification adjustments, and taxes (Note 4).........                                 6.3           6.3
                                                                ----   ------    ------     ------        ------
Comprehensive income..........................................                                              25.6
                                                                ----   ------    ------     ------        ------
Balance, December 31, 2000....................................   2.5    249.7     128.3       (1.0)        379.5
Capital Contribution..........................................          100.0                              100.0
Comprehensive income:
 Net income...................................................                      1.8                      1.8
 Other comprehensive income:
   Unrealized losses on investments, net of unrealized gains,
     reclassification adjustments, and taxes (Note 4).........                                 5.7           5.7
                                                                ----   ------    ------     ------        ------
Comprehensive income..........................................                                               7.5
                                                                ----   ------    ------     ------        ------
Balance, December 31, 2001....................................  $2.5   $349.7    $130.1     $  4.7        $487.0
                                                                ====   ======    ======     ======        ======

                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                           STATEMENTS OF CASH FLOWS
                 Years Ended December 31, 2001, 2000 and 1999

                                                                                               2001      2000       1999
                                                                                              -------  ---------  ---------
                                                                                                     ($ in millions)
Cash flows from operating activities (see Note 2):
Net income................................................................................... $   1.8  $    19.3  $    19.4
Adjustments to reconcile net income to net cash used in operating activities:
 Interest credited to policyholders' account balances........................................    64.7       57.5       65.5
 Universal life and investment-type product policy fee income................................   (74.6)     (87.0)    (102.9)
 Capitalization of deferred policy acquisition costs.........................................  (157.8)    (130.3)     (96.8)
 Amortization of deferred policy acquisition costs...........................................    62.1       48.8       43.5
 Provision for depreciation and amortization.................................................     5.0       (0.4)       0.2
 Provision for deferred federal income taxes.................................................    33.6       25.6       13.9
 Net realized (gains) losses on investments..................................................    (5.3)       5.1        0.3
 Change in other assets and accounts payable and other liabilities...........................    39.2      (46.5)       6.3
 Change in future policy benefits............................................................    22.1       11.4        4.4
 Change in other policyholders' liabilities..................................................     8.3       14.9       (2.8)
 Change in current federal income taxes payable..............................................   (13.1)     (12.6)     (15.6)
                                                                                              -------  ---------  ---------
 Net cash used in operating activities....................................................... $ (14.0) $   (94.2) $   (64.6)
                                                                                              =======  =========  =========
Cash flows from investing activities:
Sales, maturities or repayments of:
 Fixed maturity securities................................................................... $ 280.9  $   223.2  $   289.6
 Equity securities...........................................................................     0.1        0.0        0.0
 Mortgage loans on real estate...............................................................    60.3       68.2       24.5
 Other invested assets.......................................................................     0.0        2.3        5.1
Acquisitions of investments:
 Fixed maturity securities...................................................................  (371.5)    (170.0)    (352.3)
 Equity securities...........................................................................    (3.8)      (0.3)      (0.2)
 Mortgage loans on real estate...............................................................   (76.7)     (19.3)     (69.7)
 Other invested assets.......................................................................    (3.3)      (1.7)      (1.2)
 Policy loans, net...........................................................................    (2.2)     (10.6)      (6.6)
 Other, net..................................................................................     0.0        0.0        0.5
                                                                                              -------  ---------  ---------
Net cash (used in)/provided by investing activities.......................................... $(116.2) $    91.8  $  (110.3)
                                                                                              =======  =========  =========
Cash flows from financing activities:
   Note payable to affiliate................................................................. $   0.0  $     0.0  $    50.5
   Repayments of note to affiliate...........................................................    (2.3)      (2.1)      (1.5)
   Receipts from annuity and universal life policies credited to policyholders' account
     balances................................................................................   824.6    1,538.6    1,395.4
   Return of policyholders' account balances on annuity policies and universal life policies.  (700.3)  (1,508.2)  (1,384.0)
   Capital contribution......................................................................     6.0       50.0       10.0
                                                                                              -------  ---------  ---------
Net cash provided by financing activities....................................................   128.0       78.3       70.4
                                                                                              -------  ---------  ---------
Net (decrease)/increase in cash and cash equivalents.........................................    (2.2)      75.9     (104.5)
Cash and cash equivalents, beginning of year.................................................   104.8       28.9      133.4
                                                                                              -------  ---------  ---------
Cash and cash equivalents, end of year....................................................... $ 102.6  $   104.8  $    28.9
                                                                                              =======  =========  =========
Supplemental disclosure of cash flow information:
Cash paid during the period for:
Income taxes................................................................................. $ (19.1) $    (5.0) $   (12.1)
Interest..................................................................................... $   3.1  $     3.3  $     2.5

                See accompanying notes to financial statements.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  Organization and Description of Business:

   MONY Life Insurance Company of America (the "Company" or "MLOA"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"), formerly The Mutual Life Insurance Company of New York, which converted from a mutual life insurance company to a stock life insurance company on November 16, 1998 (the "Demutualization"). MONY Life is a wholly-owned subsidiary of The MONY Group Inc. (The "MONY Group").

   The Company's primary business is to provide term life insurance, variable life insurance, variable annuity, universal life products, group universal life products and corporate-owned and bank-owned life insurance ("COLI/BOLI") to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY Life's career agency sales force and complementary distribution channels. These products are sold in 49 states (not including New
York), the District of Columbia, the U.S. Virgin Islands and Puerto Rico.

2.  Summary of Significant Accounting Policies:

  Basis of Presentation

   The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company's financial statements include those used in determining (i) deferred policy acquisition costs, (ii) the liability for future policy benefits, (iii) valuation allowances for mortgage loans and real estate to be disposed of, and other than temporary impairment writedowns for invested assets, and (iv) litigation, contingencies and restructuring charges. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentations.

  Valuation of Investments and Realized Gains and Losses

   All of the Company's fixed maturity securities are classified as available for sale and are reported at estimated fair value. Unrealized gains and losses on fixed maturity securities are reported as a separate component of other comprehensive income, net of deferred income taxes and an adjustment for the effect on deferred policy acquisition costs that would have occurred if such gains and losses had been realized. The cost of fixed maturity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are reflected as realized losses on investments. Realized gains and losses on sales of investments are determined on the basis of specific identification.

   Mortgage loans on real estate are stated at their unpaid principal balances, net of valuation allowances. Valuation allowances are established for the excess of the carrying value of a mortgage loan over its estimated fair value when the loan is considered to be impaired. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Estimated fair value is based on either the present value of expected future cash flows discounted at the loan's original effective interest rate, or the loan's observable market price (if considered to be a practical expedient), or the fair value of the collateral if the loan is collateral dependent and if foreclosure of the loan is considered probable. The provision for loss is reported as a realized loss on investment. Loans in foreclosure and loans considered to be impaired, other than restructured loans, are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in investment income in the period received. Interest income on restructured mortgage loans is accrued at the restructured loans' interest rate.

   Real estate held for investment, as well as related improvements, are reported as other invested assets, and are generally stated at cost less depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the asset (which may range from 5 to 40 years). Cost is adjusted for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. In performing the review for recoverability, management estimates the future cash flows expected from real estate investments, including the proceeds on disposition. If the sum of the expected undiscounted future cash flows is less than the carrying amount of the real estate, an impairment loss is recognized. Impairment

                    MONY LIFE INSURANCE COMPANY OF AMERICA
losses are based on the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Real estate to be disposed of is reported at the lower of its current carrying value or estimated fair value less estimated sales costs. Changes in reported values relating to real estate to be disposed of and impairments of real estate held for investment are reported as realized gains or losses on investments.

   Policy loans are carried at their unpaid principal balances. Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments with an original maturity of three months or less.

  Recognition of Insurance Revenue and Related Benefits

   Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenue from these types of products consists of amounts assessed during the period against policyholders' account balances for policy administration charges, cost of insurance and surrender charges, and mortality and expense charges on variable contracts. Policy benefits charged to expense include benefit claims incurred in the period in excess of the related policyholders' account balance.

   Premiums from non-participating term life and annuity policies with life contingencies are recognized as premium income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

  Deferred Policy Acquisition Costs ("DAC")

   The costs of acquiring new business, principally commissions, underwriting, agency, and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred.

   For universal life products and investment-type products, DAC is amortized over the expected life of the contracts (ranging from 15 to 30 years) as a constant percentage based on the present value of estimated gross profits expected to be realized over the life of the contracts using the initial locked-in discount rate. For non-participating term policies, DAC is amortized over the expected life of the contracts (ranging from 10 to 20 years) in proportion to premium revenue recognized. The discount rate for all products is 8%. Estimated gross profits arise principally from investment results, mortality and expense margins and surrender charges.

   The Company conducts programs from time to time that allow annuity contractholders to exchange older annuity contracts for new annuity products at no cost. The Company has determined that the old and new products are substantially similar and, as such, the Company retains previously recorded DAC related to the exchanged contract.

   DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of DAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains (losses) is recognized through an offset to Other Comprehensive Income as of the balance sheet date.

  Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for universal life and investment-type contracts represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals. The weighted average interest crediting rate for universal life products was approximately 5.9%, 5.9% and 6.1% for the years ended December 31, 2001, 2000 and 1999, respectively. The weighted average interest crediting rate for investment-type products was approximately 5.0%, 5.2% and 5.4% for each of the years ended December 31, 2001, 2000 and 1999, respectively.

   GAAP reserves for non-participating term life policies are calculated using a net level premium method on the basis of actuarial assumptions equal to expected investment yields, mortality, terminations, and expenses applicable at the time the insurance contracts are made, including a provision for the risk of adverse deviation.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

  Federal Income Taxes

   The Company files a consolidated federal income tax return with its parent, MONY Life, along with MONY Life's other life and non-life subsidiaries. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

   The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. The allocation of federal income taxes will be based upon separate return calculations with current credit for losses and other federal income tax credits provided to the life insurance members of the affiliated group. Intercompany balances are settled annually in the fourth quarter of the year in which the return is filed.

  Reinsurance

   The Company has reinsured certain of its life insurance and annuity business with life contingencies under various agreements with other insurance companies. Amounts due from reinsurers are estimated based on assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reserve credits. Gains on reinsurance are deferred and amortized into income over the remaining life of the underlying reinsured contracts.

   In determining whether a reinsurance contract qualifies for reinsurance accounting, Statement of Financial Accounting Standards ("SFAS") No. 113 "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" requires that there be a "reasonable possibility" that the reinsurer may realize a "significant loss" from assuming insurance risk under the contract. In making this assessment, the Company projects the results of the policies reinsured under the contract under various scenarios and assesses the probability of such results actually occurring. The projected results represent the present value of all the cash flows under the reinsurance contract. The Company generally defines a "reasonable possibility" as having a probability of at least 10.0%. In assessing whether the projected results of the reinsured business constitute a "significant loss", the Company considers: (i) the ratio of the aggregate projected loss, discounted at an appropriate rate of interest (the "aggregate projected loss"), to an estimate of the reinsurer's investment in the contract, as hereafter defined, and (ii) the ratio of the aggregate projected loss to an estimate of the total premiums to be received by the reinsurer under the contract discounted at an appropriate rate of interest.

   The reinsurer's investment in a reinsurance contract consists of amounts paid to the ceding company at the inception of the contract (e.g. expense allowances and the excess of liabilities assumed by the reinsurer over the assets transferred to the reinsurer under the contract) plus the amount of capital required to support such business consistent with prudent business practices, regulatory requirements, and the reinsurer's credit rating. The Company estimates the capital required to support such business based on what it considers to be an appropriate level of risk-based capital in light of regulatory requirements and prudent business practices.

  Separate Accounts

   Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent that the value of such assets exceeds the separate account liabilities. Investments held in separate accounts and liabilities of the separate accounts are reported separately as assets and liabilities. Substantially all separate account assets and liabilities are reported at estimated fair value. Investment income and gains or losses on the investments of separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's statements of income and cash flows. Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues.

  Statements of Cash Flows -- Non-cash Transactions

   The Company received $94.1 million in bonds and $5.9 million in cash during 2001 as a capital contribution from MONY Life.

  New Accounting Pronouncements

   On January 1, 2001 the Company adopted FASB SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"). SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets

                    MONY LIFE INSURANCE COMPANY OF AMERICA
or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. The Company's use of derivative instruments is not significant and accordingly, adoption of the standard did not have a material effect on the Company's earnings or financial position.

   On January 1, 2001 the Company adopted FASB SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of SFAS No. 125" ("SFAS 140"). SFAS No. 140 specifies the accounting and reporting requirements for securitizations and other transfers of financial assets and collateral, recognition and measurement of servicing assets and liabilities, and the extinguishment of liabilities. Adoption of the new requirements did not have a material effect on the Company's earnings or financial position.

   In July 2001, the FASB issued SFAS No. 141, "Business Combinations" ("SFAS 141"). SFAS 141 addresses the financial accounting and reporting for all business combinations. This statement requires that all business combinations be accounted for under the purchase method of accounting, abolishes the use of the pooling-of-interest method, requires separate recognition of intangible assets that can be identified and named, and expands required disclosures. The provisions of this statement apply to all business combinations initiated after June 30, 2001. This statement has no material effect on the financial position or earnings of the Company.

   In June 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 provides that goodwill and intangible assets that have indefinite useful lives will not be amortized but rather will be tested at least annually for impairment. This statement provides specific guidance for testing the impairment of goodwill and intangible assets. This statement is effective for fiscal years beginning after December 15, 2001. This statement should not have any material effect on the financial position or earnings of the Company.

   In October 2001, the FASB issued SFAS No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("SFAS 144"). This statement establishes a single accounting model for the impairment or disposal of long-lived assets, including assets to be held and used, assets to be disposed of by other than sale, and assets to be disposed of by sale. The provisions of SFAS 144 are effective for financial statements issued for fiscal years beginning after December 15, 2001. SFAS 144 retains many of the same provisions of SFAS 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of" ("SFAS 121"). In addition to retaining the SFAS 121 requirements, SFAS 144 requires companies to present the results of operations of components of the entity that are held for sale as discontinued operations in the consolidated statements of income and comprehensive income and to restate prior years accordingly. Adoption of this statement is not expected to have a significant impact on the Company's consolidated financial position or earnings.

3.  Related Party Transactions:

   MONY Life has a guarantee outstanding to one state that the statutory surplus of the Company will be maintained at amounts at least equal to the minimum surplus for admission to that state.

   At December 31, 2001 and 2000, approximately 7.0% and 13.0% of the Company's investments in mortgages were held through joint participation with MONY Life, respectively. In addition, 100.0% of the Company's joint venture investments were held through joint participation with MONY Life at December 31, 2001 and 2000. The Company and MONY Life are parties to an agreement whereby MONY Life agrees to reimburse the Company to the extent that the Company's recognized loss as a result of mortgage loan default or foreclosure or subsequent sale of the underlying collateral exceeds 75.0% of the appraised value. The Company has not received payments from MONY Life pursuant to the agreement in the past three years.

   The Company has a service agreement with MONY Life whereby MONY Life provides personnel services, employee benefits, facilities, supplies and equipment to the Company to conduct its business. The associated costs related to the service agreement are allocated to the Company based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by the Company. For the years ended December 31, 2001, 2000 and 1999, the Company incurred expenses of $67.9 million, $55.9 million, and $51.0 million as a result of such allocations. At December 31, 2001 and 2000 the Company had a payable to MONY Life in connection with this service agreement of $46.6 million and $10.7 million, respectively, which is reflected in Accounts Payable and Other Liabilities.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   The Company has an investment advisory agreement with MONY Life whereby MONY Life provides investment advisory services with respect to the investment and management of the Company's investment portfolio. The amount of expenses incurred by the Company related to this agreement was $0.8 million for each of 2001, 2000 and 1999. In addition, the Company had a payable to MONY Life related to this agreement of approximately $273.0 thousand and $74.0 thousand at December 31, 2001 and 2000, respectively, which is included in Accounts Payable and Other Liabilities.

   In addition to the agreements discussed above, the Company has various other service and investment advisory agreements with MONY Life and affiliates of the Company. The amount of expenses incurred by the Company related to these agreements was $3.6 million, $3.6 million, and $4.0 million for 2001, 2000, and 1999, respectively. In addition, the Company recorded an intercompany payable of $1.2 million and $0.5 million at December 31, 2001 and 2000, respectively, related to these agreements.

   The Company has purchased bonds issued by the New York City Industrial Development Agency for the benefit of MONY Life for its consolidation of site locations to New York City in 1997, and subsequent spending on tenant improvements, and furniture, fixtures, and equipment related to the New York City site. Debt service under the bonds is funded by lease payments by MONY Life to the bond trustee for the benefit of the bondholder. The bonds are held by the Company and are listed as affiliated bonds. The carrying value of these bonds is $1.5 million and $1.5 million as of December 31, 2001 and 2000. The bonds outstanding as of December 31, 2001 mature on December 31, 2013, and have an interest rate of 7.16%. The Company earned $0.1 million, $0.1 million, and $1.2 million of interest on these bonds for the years ended December 31, 2001, 2000, and 1999, respectively.

   The Company entered into a modified coinsurance agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby the Company agrees to reinsure 90.0% of all level term life insurance policies written by USFL after January 1, 1999. Effective January 1, 2000, this agreement was amended to reinsure 90.0% of all term life and universal life insurance policies written by USFL after January 1, 2000. A second amendment, effective April 1, 2001, added a new series of term life insurance policies issued by USFL and a DAC tax provision. Under the agreement, the Company will share in all premiums and benefits for such policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, the Company will reimburse USFL for its quota share of expense allowances, as defined in the agreement. At December 31, 2001 and 2000, the Company recorded a payable of $9.7 million and $6.2 million, respectively, to USFL in connection with this agreement which is included in Accounts Payable and Other Liabilities.

   In 2001 the Company recorded capital contributions from MONY Life of $100.0 million, of which $94.1 million is in bonds, and $5.9 million cash. The Company recorded the value of the transferred assets at fair market value. In 2000 and 1999, the company recorded capital contributions of $50.0 million and $10.0 million, respectively.

   On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.75% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of December 31, 2001 is $44.6 million.

4. Investment Income, Realized and Unrealized Investment Gains (Losses), and Other Comprehensive Income:

   Net investment income for the years ended December 31, 2001, 2000 and 1999 was derived from the following sources:

                                                          2001   2000   1999
                                                         ------ ------ ------
                                                           ($ in millions)
   Net Investment Income
   Fixed maturities..................................... $ 76.0 $ 75.0 $ 77.0
   Mortgage loans.......................................    8.9   11.2   11.6
   Policy loans.........................................    4.3    4.5    3.8
   Other investments (including cash & cash equivalents)    9.1    6.3    7.1
                                                         ------ ------ ------
   Total investment income..............................   98.3   97.0   99.5
   Investment expenses..................................    4.5    4.3    4.8
                                                         ------ ------ ------
   Net investment income................................ $ 93.8 $ 92.7 $ 94.7
                                                         ====== ====== ======

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   Net realized gains (losses) on investments for the years ended December 31, 2001, 2000 and 1999 are summarized as follows:

                                                   2001    2000    1999
                                                  ------  ------  ------
                                                      ($ in millions)
       Net Realized Gains (Losses) on Investments
       Fixed maturities.......................... $  4.7  $ (5.3) $ (0.2)
       Mortgage loans............................    0.8     0.1    (0.3)
       Other invested assets.....................   (0.2)    0.1     0.2
                                                  ------  ------  ------
       Net realized gains (losses) on investments $  5.3  $ (5.1) $ (0.3)
                                                  ======  ======  ======

   The net change in unrealized investment gains (losses) represents the only component of other comprehensive income for the years ended December 31, 2001, 2000 and 1999. Following is a summary of the change in unrealized investment gains (losses) net of related deferred income taxes and adjustment for deferred policy acquisition costs (see Note 2), which are reflected in Accumulated Other Comprehensive Income for the periods presented:

                                                                     2001    2000    1999
                                                                    ------  ------  ------
                                                                        ($ in millions)
Change in unrealized gains (losses) on investments, Net
Fixed maturities................................................... $ 23.5  $ 23.4  $(58.0)
                                                                    ------  ------  ------
Subtotal...........................................................   23.5    23.4   (58.0)
Effect on unrealized gains (losses) on investments attributable to:
 DAC...............................................................  (14.7)  (13.9)   34.5
 Deferred federal income taxes.....................................   (3.1)   (3.2)    8.2
                                                                    ------  ------  ------
Change in unrealized gains (losses) on investments, net............ $  5.7  $  6.3  $(15.3)
                                                                    ======  ======  ======

   The following table sets forth the reclassification adjustments required for the years ended December 31, 2001, 2000 and 1999 to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                                               2001   2000   1999
                                                                              ------ ------ ------
                                                                                 ($ in millions)
Reclassification Adjustments
Unrealized gains (losses) on investments..................................... $  4.5 $  4.8 $(15.4)
Reclassification adjustment for gains included in net Income.................    1.2    1.5    0.1
                                                                              ------ ------ ------
Unrealized gains (losses) on investments, net of reclassification adjustments $  5.7 $  6.3 $(15.3)
                                                                              ====== ====== ======


   Unrealized gains (losses) on investments reported in the above table for the years ended December 31, 2001, 2000, and 1999, are net of income tax expense (benefit) of $3.8 million, $4.1 million, and $(8.2) million, respectively, and $(17.4) million, $(17.0) million, and $34.3, million respectively, relating to the effect of such unrealized gains (losses) on DAC.

   Reclassification adjustments reported in the above table for the years ended December 31, 2001, 2000 and 1999 are net of income tax expense (benefit) of $(0.7) million, $(0.8) million and $0.0 million, respectively, and $2.8 million, $3.2 million and $0.2 million, respectively, relating to the effect of such amounts on DAC.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

5.  Investments:

  Fixed Maturity Securities Available-for-Sale

   The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2001 and December 31, 2000 are as follows:

                                                                                      Gross       Gross
                                                                                   Unrealized  Unrealized      Estimated
                                                                  Amortized Cost      Gains      Losses       Fair Value
                                                                 ----------------- ----------- ----------- -----------------
                                                                   2001     2000   2001  2000  2001  2000    2001     2000
                                                                 -------- -------- ----- ----- ----- ----- -------- --------
                                                                                       ($ in millions)
US Treasury securities and obligations of US Government agencies $   56.5 $   32.0 $ 1.3 $ 1.4 $ 0.0 $ 0.1 $   57.8 $   33.3
Collateralized mortgage obligations:
  Government agency-backed......................................     39.3     58.8   0.8   0.6   0.3   0.1     39.8     59.3
  Non-agency backed.............................................     36.8     33.1   1.2   0.8   0.0   0.0     38.0     33.9
Other asset-backed securities:
  Government agency-backed......................................      0.0      0.0   0.0   0.0   0.0   0.0      0.0      0.0
  Non-agency backed.............................................    131.9     93.5   4.0   1.2   1.0   0.4    134.9     94.3
Public utilities................................................     69.1     74.8   2.2   0.9   0.7   0.9     70.6     74.8
Foreign Government..............................................      0.0      0.0   0.0   0.0   0.0   0.0      0.0      0.0
Corporate.......................................................    842.0    725.6  21.8  10.0  10.5  18.0    853.3    717.6
Affiliates......................................................      1.4      1.5   0.1   0.0   0.0   0.0      1.5      1.5
                                                                 -------- -------- ----- ----- ----- ----- -------- --------
   Total Bonds.................................................. $1,177.0 $1,019.3 $31.4 $14.9 $12.5 $19.5 $1,195.9 $1,014.7
Redeemable Preferred Stock......................................     25.0      0.0   0.0   0.0   0.0   0.0     25.0      0.0
                                                                 -------- -------- ----- ----- ----- ----- -------- --------
   Total........................................................ $1,202.0 $1,019.3 $31.4 $14.9 $12.5 $19.5 $1,220.9 $1,014.7
                                                                 ======== ======== ===== ===== ===== ===== ======== ========

   The carrying value of the Company's fixed maturity securities at December 31, 2001 and 2000 is net of adjustments for impairments in value deemed to be other than temporary of $3.5 million and $3.1 million, respectively.

   At December 31, 2001 and 2000, there were no fixed maturity securities which were non-income producing for the twelve months preceding such dates.

   The Company classifies fixed maturity securities which, (i) are in default as to principal or interest payments, (ii) are to be restructured pursuant to commenced negotiations, (iii) went into bankruptcy subsequent to acquisition, or (iv) are deemed to have other than temporary impairments in value, as "problem fixed maturity securities." At December 31, 2001 and 2000, the carrying value of problem fixed maturities held by the Company was $8.7 million and $12.5 million, respectively. The Company defines potential problem securities in the fixed maturity category as securities of companies that are deemed to be experiencing significant operating problems or difficult industry conditions. At December 31, 2001 and 2000, the carrying value of potential problem fixed maturities held by the Company was $1.1 million and $6.2 million, respectively. In addition, at December 31, 2001 and 2000 the Company had no fixed maturity securities which have been restructured.

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity dates (excluding scheduled sinking funds) as of December 31, 2001 are as follows:

                                                               2001
                                                       --------------------
                                                       Amortized Estimated
                                                         Cost    Fair Value
                                                       --------- ----------
                                                         ($ in millions)
     Due in one year or less.......................... $   37.1   $   37.7
     Due after one year through five years............    358.6      369.4
     Due after five years through ten years...........    512.3      514.1
     Due after ten years..............................     86.0       86.8
                                                       --------   --------
            Subtotal..................................    994.0    1,008.0
     Mortgage-backed and other asset-backed securities    208.0      212.9
                                                       --------   --------
            Total..................................... $1,202.0   $1,220.9
                                                       ========   ========

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

   Proceeds from sales of fixed maturity securities during 2001, 2000 and 1999 were $84.5 million, $40.9 million and $80.1 million, respectively. Gross gains of $4.1 million, $0.5 million and $0.2 million and gross losses of $0.0 million, $2.1 million and $2.0 million were realized on these sales in 2001, 2000, and 1999, respectively.

6.  Mortgage Loans on Real Estate:

   Mortgage loans on real estate at December 31, 2001 and 2000 consist of the following:

                                                       2001    2000
                                                      ------  ------
                                                      ($ in millions)
          Commercial mortgage loans.................. $ 61.2  $ 49.7
          Agricultural and other loans...............   73.0    67.8
                                                      ------  ------
          Total loans................................  134.2   117.5
          Less: valuation allowances.................   (1.4)   (1.4)
                                                      ------  ------
          Mortgage loans, net of valuation allowances $132.8  $116.1
                                                      ======  ======

   An analysis of the valuation allowances for 2001, 2000 and 1999 is as follows:

                                                       2001   2000   1999
                                                       -----  -----  ----
                                                        ($ in millions)
       Balance, beginning of year..................... $ 1.4  $ 2.3  $1.9
       Increase (decrease) in allowance...............   0.2   (0.3)  0.4
       Reduction due to pay-downs, pay-offs, and sales   0.0   (0.6)  0.0
       Transfers to real estate.......................  (0.2)   0.0   0.0
                                                       -----  -----  ----
       Balance, end of year........................... $ 1.4  $ 1.4  $2.3
                                                       =====  =====  ====

   Impaired mortgage loans along with related valuation allowances as of December 31, 2001 and 2000 were as follows:

                                                                      2001    2000
                                                                     ----     -----
                                                                     ($ in millions)
Investment in impaired mortgage loans (before valuation allowances):
Loans that have valuation allowances................................ $0.0    $ 9.3
Loans that do not have valuation allowances.........................  8.0      4.0
                                                                      ----    -----
       Subtotal.....................................................  8.0     13.3
Valuation allowances................................................  0.0     (0.2)
                                                                      ----    -----
       Impaired mortgage loans, net of valuation allowances......... $8.0    $13.1
                                                                      ====    =====

   Impaired mortgage loans that do not have valuation allowances are loans where the net present value of the expected future cash flows related to the loan or the fair value of the collateral equals or exceeds the recorded investment in the loan. Such loans primarily consist of restructured loans or loans on which impairment writedowns were taken prior to the adoption of SFAS No. 114, "Accounting by Creditors for Impairment of a Loan".

   During 2001, 2000 and 1999, the Company recognized $0.5 million, $0.7 million and $1.0 million, respectively, of interest income on impaired loans.

   At December 31, 2001 and 2000, there were $0.9 million and $0.0 million mortgage loans which were non-income producing for the twelve months preceding such dates.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

7.  Deferred Policy Acquisition Costs:

   Policy acquisition costs deferred and amortized in 2001, 2000 and 1999 are as follows:

                                                           2001    2000    1999
                                                          ------  ------  ------
                                                              ($ in millions)
Balance, beginning of year............................... $483.5  $406.4  $318.6
Cost deferred during the year............................  157.8   139.8    96.8
Amortized to expense during the year.....................  (62.1)  (48.8)  (43.5)
Effect on DAC from unrealized gains (losses) (see Note 2)  (14.6)  (13.9)   34.5
                                                          ------  ------  ------
Balance, end of year..................................... $564.6  $483.5  $406.4
                                                          ======  ======  ======

8.  Federal Income Taxes:

   The Company files a consolidated federal income tax return with MONY Life and MONY Life's other subsidiaries. Federal income taxes have been calculated in accordance with the provisions of the Internal Revenue Code of 1986, as amended. A summary of the Federal income tax expense (benefit) is presented below:

                                                 2001    2000   1999
                                                ------  ------  -----
                                                   ($ in millions)
          Federal income tax expense (benefit):
             Current........................... $(32.2) $(17.6) $(3.4)
             Deferred..........................   33.6    25.6   13.9
                                                ------  ------  -----
                 Total......................... $  1.4  $  8.0  $10.5
                                                ======  ======  =====

   Federal income taxes reported in the statements of income may be different from the amounts determined by multiplying the earnings before federal income taxes by the statutory federal income tax rate of 35.0%. The sources of the difference and the tax effects of each are as follows:

                                             2001 2000   1999
                                             ---- -----  -----
                                              ($ in millions)
                Tax at statutory rate....... $1.4 $ 9.6  $10.5
                Dividends received deduction  0.0  (1.7)  (1.1)
                Other.......................  0.0   0.1    1.1
                                             ---- -----  -----
                Provision for income taxes.. $1.4 $ 8.0  $10.5
                                             ==== =====  =====

   The Company's federal income tax returns for all years through 1993 have been examined by the Internal Revenue Service ("IRS"). No material adjustments were proposed by the IRS as a result of these examinations. In the opinion of management, adequate provision has been made for any additional taxes, which may become due with respect to open years.

   The components of deferred tax liabilities and assets at December 31, 2001 and 2000 are as follows:

                                                        2001    2000
                                                       ------  ------
                                                       ($ in millions)
         Deferred policy acquisition costs............ $164.1  $138.8
         Other, net...................................    1.8    (2.2)
                                                       ------  ------
            Total deferred tax liabilities............ $165.9  $136.6
                                                       ------  ------
         Policyholder and separate account liabilities   96.8    86.8
         Real estate and mortgages....................    0.3     0.9
         Fixed maturities.............................  (16.2)    0.6
                                                       ------  ------
            Total deferred tax assets.................   80.9    88.3
                                                       ------  ------
            Net deferred tax (liability).............. $(85.0) $(48.3)
                                                       ======  ======

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   The Company is required to establish a valuation allowance for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that it will realize the benefit of the deferred tax asset and, therefore, no such valuation allowance has been established.

9.  Estimated Fair Value of Financial Instruments:

   The estimated fair values of the Company's financial instruments approximate their carrying amounts except for mortgage loans and investment-type contracts. The methods and assumptions utilized in estimating the fair values of the Company's financial instruments are summarized as follows:

  Fixed Maturities

   The estimated fair values of fixed maturity securities are based upon quoted market prices, where available. The fair values of fixed maturity securities not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments.

  Mortgage Loans

   The fair values of mortgage loans are estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgages in process of foreclosure is the estimated fair value of the underlying collateral. At December 31, 2001 and 2000 the fair value of mortgage loans was $138.3 million and $118.1 million, respectively.

  Policy Loans

   Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

  Long-term Debt

   The fair value of long-term debt is determined based on contractual cash flows discounted at markets rates.

  Separate Account Assets and Liabilities

   The estimated fair value of assets held in Separate Accounts is based on quoted market prices.

  Investment-Type Contracts

   The fair values of annuities are based on estimates of the value of payments available upon full surrender. The carrying value and fair value of annuities at December 31, 2001 were $559.4 million and $549.6 million, respectively. The carrying value and fair value of annuities at December 31, 2000 were $482.6 million and $475.2 million, respectively.

10.  Reinsurance:

   Life insurance business is primarily ceded on a yearly renewable term basis under various reinsurance contracts except for the level term product, which utilizes a coinsurance agreement. The Company's general practice is to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   The following table summarizes the effect of reinsurance for the years indicated:

                                                                   2001   2000   1999
                                                                   -----  -----  -----
                                                                     ($ in millions)
Direct premiums................................................... $24.3  $13.2  $ 7.1
Reinsurance assumed(1)............................................  41.4   29.8    4.0
Reinsurance ceded.................................................  (9.5)  (5.7)  (1.9)
                                                                   -----  -----  -----
Net premiums...................................................... $56.2  $37.3  $ 9.2
                                                                   =====  =====  =====
Universal life and investment type product policy fee income ceded $23.5  $20.6  $19.7
                                                                   =====  =====  =====
Policyholders' benefits ceded..................................... $57.3  $20.7  $18.4
                                                                   =====  =====  =====
Policyholders' benefits assumed................................... $14.8  $ 5.5  $ 0.5
                                                                   =====  =====  =====

----------
(1)Increase in 2001 is primarily related to business assumed from affiliate. (See Note 3.)

   The Company is primarily liable with respect to ceded insurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

   Effective September 1, 1999, the Company recaptured its reinsurance agreements with MONY Life for all in force and new business. The Company simultaneously entered into new reinsurance agreements with third party reinsurers which reinsured the same block of business as that previously reinsured by MONY Life. Under the new reinsurance agreements, the Company increased its retention limits on new business for any one person for individual products from $0.5 million to $4.0 million and on last survivor products from $0.5 million to $6.0 million.

11.  Securities Lending and Concentration of Credit Risk:

  Securities Lending Risk

   Pursuant to a securities lending agreement with a major financial institution, the Company from time to time lends securities to approved borrowers. At December 31, 2001 and 2000, securities loaned by the Company under this agreement had a carrying value of approximately $78.4 million and $48.6 million, respectively. The minimum collateral on securities loaned is 102% of the market value of the loaned securities. Such securities are marked to market on a daily basis and the collateral is correspondingly increased or decreased.

  Concentration of Credit Risk

   At December 31, 2001 and 2000, the Company had no single investment or series of investments with a single issuer (excluding US Treasury securities and obligations of US government agencies) exceeding 1.3% and 2.2% of total cash and invested assets, respectively.

   The Company's fixed maturity securities are diversified by industry type. The industries that comprise 10% or more of the carrying value of the fixed maturity securities at December 31, 2001 are Consumer Goods and Services of $298.1 million (24.4%), Asset/Mortgage Backed of $212.9 million (17.5%), and the remaining 58.1% in other sectors, none of which exceeded 10.0% of the fixed maturities portfolio.

   At December 31, 2000, the industries that comprise 10% or more of the carrying value were Consumer Goods and Services of $199.4 million (19.7%), Energy of $124.0 million (12.2%) and Non-Government Asset/Mortgage-Backed of $160.3 million (15.8%).

   The Company holds below investment grade fixed maturity securities with a carrying value of $156.0 million at December 31, 2001. These investments consist mostly of privately issued bonds which are monitored by the Company through extensive internal analysis of the financial condition of the issuers and which generally include protective debt covenants. At December 31, 2000, the carrying value of the Company's investments in below investment grade fixed maturity securities amounted to $113.3 million.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   The Company has investments in commercial and agricultural mortgage loans. The locations of properties collateralizing mortgage loans at December 31, 2001 and 2000 are as follows:

                                       2001          2000
                                   ------------  ------------
                                         ($ in millions)
                 Geographic Region
                 West............. $ 43.2  32.5% $ 35.5  30.6%
                 Southeast........   29.6  22.3    37.9  32.6
                 Mountain.........   21.5  16.2    21.5  18.5
                 Southwest........   19.7  14.8     4.7   4.1
                 Midwest..........   13.1   9.9     8.7   7.5
                 Northeast........    5.7   4.3     7.8   6.7
                                   ------ -----  ------ -----
                        Total..... $132.8 100.0% $116.1 100.0%
                                   ====== =====  ====== =====

   The states with the largest concentrations of mortgage loan investments at December 31, 2001 are: California, $24.4 million (18.4%); District of Columbia, $17.7 million (13.3%); Oklahoma, $14.7 million (11.1%); Washington, $11.2 million (8.4%); Idaho, $10.2 million (7.7%); Oregon, $7.5 million (5.6%); Virginia, $6.2 million (4.7%) and Arizona, $5.9 million (4.4%).

   As of December 31, 2001 and 2000, the mortgage loan portfolio by property type is as follows:

                                        2001          2000
                                    ------------  ------------
                                          ($ in millions)
                Property Type
                Agricultural....... $ 72.3  54.4% $ 67.1  58.0%
                Office buildings...   28.9  21.8    42.0  36.2
                Hotel..............   17.7  13.3     0.0   0.0
                Industrial.........    9.6   7.2     2.4   2.0
                Retail.............    0.0   0.0     1.7   1.4
                Other..............    2.9   2.2     1.6   1.3
                Apartment buildings    1.4   1.1     1.3   1.1
                                    ------ -----  ------ -----
                       Total....... $132.8 100.0% $116.1 100.0%
                                    ====== =====  ====== =====

12.  Commitments and Contingencies:

   Since late 1995 a number of purported class actions have been commenced in various state and federal courts against the Company alleging that it engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (e.g., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting MONY from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts and, if they were to succeed at trial, the equitable remedies they seek could result in significant expense to the Company. The Company has denied any wrongdoing and has asserted numerous affirmative defenses.

   On June 7, 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America (now known as DeFilippo, et al v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company), the first of the class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by the Company that was allegedly sold on a "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Company filed a motion to dismiss or, alternatively, for summary

                    MONY LIFE INSURANCE COMPANY OF AMERICA
judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts and/or are being held in abeyance pending the outcome of the Goshen case.

   On October 21, 1997, the New York State Supreme Court granted the Company's motion for summary judgement and dismissed all claims filed in the Goshen case against the Company. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court has subsequently reaffirmed that, for purposes of the remaining New York General Business Law claim, the class is now limited to New York purchasers only, and has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. On August 9, 2001, the New York State Appellate Division, First Department, affirmed the ruling limiting the class to New York purchasers. On January 15, 2002, the New York State Court of Appeals granted the plaintiffs' motion for leave to appeal from that decision. The Company intends vigorously to defend that litigation. There can be no assurance, however, that the present litigation relating to sales practices will not have a material adverse effect on the Company.

   In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings (some of which involved demands for unspecified damages) in connection with its business. In the opinion of management of the Company, resolution of contingent liabilities, income taxes and other matters will not have a material adverse effect on the Company's or results of operations.

   At December 31, 2001, the Company had commitments to issue $1.1 million fixed and floating rate commercial mortgages ranging from 4.80% to 7.68%, and $3.5 million of fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on such loans range from approximately 6.87% to 7.25%. As of December 31, 2001, there was an outstanding commitment to purchase a private fixed maturity security of $8.0 million with an interest rate of 10.0%.

13.  Statutory Financial Information and Regulatory Risk-Based Capital:

   Statutory net loss reported by the Company for the years ended December 31, 2001, 2000 and 1999 was $64.9 million, $35.9 million and $18.2 million, respectively. The combined statutory surplus of the Company as of December 31, 2001 and 2000 was $189.4 million and $152.6 million, respectively.

14.  Reorganization and Other Charges:

   During 2001, the Company recorded charges aggregating approximately $20.7 million on a pre-tax basis. Of this amount approximately $14.8 million represented "Reorganization Charges" taken in connection with the Company's reorganization of certain of its lines of business and $2.5 million represented "Other Charges" unrelated to the Company's reorganization activities. These charges consisted of severance for terminated employees, losses relating to the abandonment of leased office space, and certain information technology related assets, and certain other charges.

                    MONY LIFE INSURANCE COMPANY OF AMERICA

   The following table summarizes the components of the Company's
Reorganization Charges and Other Charges, respectively:

                                                                  Net
                                                                Realized
                                                      Operating  Losses  Total
                                                      --------- -------- -----
  Reorganization Charges:
  Severance benefits and incentive compensation......   $ 7.4     $ --   $ 7.4
  Leased offices.....................................     1.4       --     1.4
  Deferred policy acquisition costs..................     3.5       --     3.5
  Other..............................................     2.5       --     2.5
                                                        -----     ----   -----
         Subtotal -- Reorganization Charges..........    14.8       --    14.8
  Other Charges:
  Asset Impairments and Valuation Related Write-downs      --      2.5     2.5
  Benefits to policyholders..........................     2.1       --     2.1
  Information technology assets......................     1.0       --     1.0
  Other..............................................     0.3       --     0.3
                                                        -----     ----   -----
         Subtotal -- Other Charges...................     3.4      2.5     5.9
                                                        -----     ----   -----
  Total -- Reorganization and Other Charges..........   $18.2     $2.5   $20.7
                                                        =====     ====   =====

   All of the components of the Reorganization Charges reflected above, except $3.5 million related to deferred policy acquisition costs are included in "Other Operating Costs and Expenses" in the Company's income statement for the year ended December 31, 2001.

   All of the components of the Other Charges reflected above, except $2.5 million related to valuation write-downs and $2.1 million related to policyholder benefits, are included in "Other Operating Costs and Expenses" in the Company's income statement for the year ended December 31, 2001. The valuation write-downs are included in "Net Realized Gains (Losses) on Investments" in the Company's income statement for 2001.

   Of the reorganization charges recorded, approximately $1.4 million meet the definition of "restructuring charges" as defined by Emerging Issues Task Force Consensus 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". At December 31, 2001 a liability of $1.4 million is included in Accounts payable and other liabilities in the Company's balance sheet.

15.  Implication of the Events of September 11th:

   The terrorist events of September 11th had no material effect on the Company's financial position at December 31, 2001 or its results of operations for the year then ended. The net effect of life insurance claims relating to the incident (after reinsurance and the release of related policy reserves) aggregated approximately $2.1 million pre-tax. In addition, the Company incurred losses from business interruption. These losses principally arose from the temporary closing of the Company's New York corporate offices and lost revenues resulting from the volatility of the securities markets and consumer uncertainty with respect to equity based products in the aftermath of September 11th. To date, no determination has been made with respect to the Company's ability to recover the aforementioned damages under its insurance coverages.

                                  Appendix A


                  MONTHLY PER $1,000 SPECIFIED AMOUNT FACTORS

                 For Specified Amounts       For Specified Amounts
                  less than $500,000   greater than or equal to $500,000
                 --------------------- ---------------------------------
       Issue Age   Factor Per $1,000           Factor Per $1,000
       --------- --------------------- ---------------------------------
         0-17...         $0.07                       $0.07
         18-36..          0.08                        0.08
         37.....          0.09                        0.09
         38.....          0.09                        0.09
         39.....          0.10                        0.09
         40.....          0.10                        0.09
         41.....          0.10                        0.09
         42.....          0.11                        0.10
         43.....          0.11                        0.10
         44.....          0.12                        0.10
         45.....          0.12                        0.10
         46.....          0.12                        0.10
         47.....          0.13                        0.11
         48.....          0.13                        0.11
         49.....          0.14                        0.12
         50.....          0.14                        0.12
         51.....          0.14                        0.12
         52.....          0.15                        0.13
         53.....          0.15                        0.13
         54.....          0.16                        0.13
         55.....          0.16                        0.13
         56.....          0.16                        0.13
         57.....          0.17                        0.14
         58.....          0.17                        0.14
         59.....          0.18                        0.15
         60.....          0.18                        0.15
         61.....          0.18                        0.15
         62.....          0.19                        0.16
         63.....          0.19                        0.16
         64.....          0.20                        0.17
         65.....          0.20                        0.17
         66.....          0.20                        0.17
         67.....          0.21                        0.18
         68.....          0.21                        0.18
         69.....          0.22                        0.19
         70.....          0.22                        0.19
         71.....          0.22                        0.19
         72.....          0.23                        0.20
         73.....          0.23                        0.20
         74.....          0.24                        0.21
         75.....          0.24                        0.21
         76.....          0.24                        0.21
         77.....          0.25                        0.22
         78.....          0.25                        0.22
         79.....          0.26                        0.23
         80.....          0.26                        0.23
         81.....          0.26                        0.23
         82.....          0.27                        0.24
         83.....          0.27                        0.24
         84.....          0.28                        0.25
         85.....          0.28                        0.25

                                  Appendix B


   ILLUSTRATIONS OF DEATH PROCEEDS, FUND VALUES AND CASH VALUES, AND PREMIUM
                                    OUTLAYS

The following tables illustrate how the key financial elements of the Policy work, specifically, how the death benefits, Fund Values and Cash Values could vary over an extended period of time. In addition, each table compares these values with premiums paid accumulated with interest.

The Policies illustrated include the following:

                                               Benefit Specified
                Sex   Age      Risk Class      Option   Amount
                ---   ---      ----------      ------- ---------
               Male   45  Preferred Non-smoker    1    $200,000
               Male   45  Preferred Non-smoker    2    $200,000
               Female 45  Preferred Non-smoker    1    $200,000
               Female 45  Preferred Non-smoker    2    $200,000

The tables show how Death Proceeds, Fund Values and Cash Values of a hypothetical Policy could vary over an extended period of time if the Subaccounts of the Variable Account had constant hypothetical gross annual investment returns of 0%, 6% or 12% over the periods indicated in each table. If the annual investment returns are not constant the death benefits, Fund Values and Cash Values will be different if the returns averaged 0%, 6% or 12% over a period of years but went above or below those figures in individual Policy years. These illustrations assume that no Policy Loan has been taken. The amounts shown would differ if unisex rates were used.

The amounts shown for Death Proceeds, Fund Values and Cash Values reflect the fact the net investment return on the Policy is lower than the gross investment return on the Subaccounts of the Variable Account. This results from the charges levied against the Subaccounts of the Variable Account (i.e., the mortality and expense risk charge) as well as the premium loads, administrative charges and Surrender Charges.


These charges include the charge against the Subaccounts for mortality and expense risks and the effect on each Subaccount's investment experience of the charge to Portfolio assets for investment management and direct expenses. The mortality and expense risk fee is .35% annually on a guaranteed basis. The tables also reflect a deduction for a daily investment advisory fee and for other expenses of the Portfolio at a rate equivalent to an annual rate of 0.94% of the aggregate average daily net assets of the Portfolio. This hypothetical rate is representative of the average maximum investment advisory fee and other expenses of the Portfolios applicable to the Subaccounts of the Variable Account. Actual fees and other expenses vary by Portfolio.



The effect of these investment management, direct expenses and mortality and expense risk charges on a 0% gross rate of return would result in a net rate of return of -0.94%, on 6% it would be 5.06%, and on 12% it would be 11.06%.


The tables assume the deduction of charges including administrative and sales charges. For each age, there are tables for death benefit Options 1 and 2 and each option is illustrated using current and guaranteed policy cost factors. The tables reflect the fact that the Company does not currently make any charge against the Variable Account for state or federal taxes. If such a charge is made in the future, it will take a higher rate of return to produce after-tax returns of 0%, 6% or 12%.

The difference between the Fund Value and the Cash Value in the first 14 years is the Surrender Charge.

The Company will furnish, upon request, a comparable illustration based on the age, gender and risk classification of the proposed Insured, and the initial Specified Amount and Scheduled Premium Payments of their choice.

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY



Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value and cash value.



                             Guaranteed Death Proceeds               Guaranteed Fund Value
                       ------------------------------------- -------------------------------------
                            Annual Investment Return of           Annual Investment Return of
               Premium
Policy Premium Accum'd   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay   @ 5%   (Net -0.94%) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%)
   1    2,650    2,783   200,000      200,000     200,000        1,816       1,943        2,070
   2    2,650    5,704   200,000      200,000     200,000        3,144       3,499        3,869
   3    2,650    8,772   200,000      200,000     200,000        4,391       5,062        5,794
   4    2,650   11,993   200,000      200,000     200,000        5,581       6,658        7,885
   5    2,650   15,375   200,000      200,000     200,000        6,692       8,266       10,136
   6    2,650   18,926   200,000      200,000     200,000        7,702       9,864       12,545
   7    2,650   22,655   200,000      200,000     200,000        8,614      11,453       15,131
   8    2,650   26,570   200,000      200,000     200,000        9,429      13,034       17,916
   9    2,650   30,681   200,000      200,000     200,000       10,104      14,564       20,882
  10    2,650   34,998   200,000      200,000     200,000       10,662      16,063       24,075
  11    2,650   39,530   200,000      200,000     200,000       11,427      17,869       27,875
  12    2,650   44,289   200,000      200,000     200,000       12,032      19,620       31,966
  13    2,650   49,286   200,000      200,000     200,000       12,480      21,316       36,389
  14    2,650   54,533   200,000      200,000     200,000       12,726      22,914       41,151
  15    2,650   60,042   200,000      200,000     200,000       12,773      24,412       46,302
  20    2,650   92,006   200,000      200,000     200,000        8,796      29,092       79,273
  25    2,650  132,801    LAPSED      200,000     200,000       LAPSED      24,403      131,569
  30    2,650  184,866    LAPSED       LAPSED     241,524       LAPSED      LAPSED      225,724


        Guaranteed Cash Value
-------------------------------------
     Annual Investment Return of

  Gross 0%    Gross 6%    Gross 12%
(Net -0.94%) (Net 5.06%) (Net 11.06%)
        0           0            0
    1,024       1,379        1,749
    2,271       2,942        3,674
    3,461       4,538        5,765
    4,572       6,146        8,016
    5,582       7,744       10,425
    6,494       9,333       13,011
    7,574      11,179       16,061
    8,514      12,974       19,292
    9,337      14,738       22,750
   10,367      16,809       26,815
   11,237      18,825       31,171
   11,950      20,786       35,859
   12,461      22,649       40,886
   12,773      24,412       46,302
    8,796      29,092       79,273
   LAPSED      24,403      131,569
   LAPSED      LAPSED      225,724



This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Male Non-Smoker Preferred                      Prepared on 04/11/02


Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
1 . TP: $2,650.00 . GPT                               Version 04.2002


Initial Modal Premium: $2,650.00 . Premium Mode: Annual . Riders: None
                                                      Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY




Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.



                              Current Death Proceeds                  Current Fund Value
                       ------------------------------------- -------------------------------------
                            Annual Investment Return of           Annual Investment Return of
               Premium
Policy Premium Accum'd   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay   @ 5%   (Net -0.94%) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%)
   1    2,650    2,783   200,000      200,000     200,000        1,816       1,943        2,070
   2    2,650    5,704   200,000      200,000     200,000        3,541       3,907        4,290
   3    2,650    8,772   200,000      200,000     200,000        5,177       5,896        6,678
   4    2,650   11,993   200,000      200,000     200,000        6,773       7,960        9,302
   5    2,650   15,375   200,000      200,000     200,000        8,351      10,124       12,212
   6    2,650   18,926   200,000      200,000     200,000        9,913      12,395       15,440
   7    2,650   22,655   200,000      200,000     200,000       11,458      14,778       19,019
   8    2,650   26,570   200,000      200,000     200,000       12,964      17,255       22,967
   9    2,650   30,681   200,000      200,000     200,000       14,432      19,833       27,325
  10    2,650   34,998   200,000      200,000     200,000       15,841      22,494       32,116
  11    2,650   39,530   200,000      200,000     200,000       17,536      25,603       37,763
  12    2,650   44,289   200,000      200,000     200,000       19,128      28,783       43,952
  13    2,650   49,286   200,000      200,000     200,000       20,599      32,020       50,729
  14    2,650   54,533   200,000      200,000     200,000       21,910      35,282       58,132
  15    2,650   60,042   200,000      200,000     200,000       23,021      38,535       66,210
  20    2,650   92,006   200,000      200,000     200,000       25,639      54,855      120,517
  25    2,650  132,801   200,000      200,000     246,549       22,951      71,614      212,542
  30    2,650  184,866   200,000      200,000     391,052       12,899      88,823      365,469


         Current Cash Value
-------------------------------------
     Annual Investment Return of

  Gross 0%    Gross 6%    Gross 12%
(Net -0.94%) (Net 5.06%) (Net 11.06%)
        0           0            0
    1,421       1,787        2,170
    3,057       3,776        4,558
    4,653       5,840        7,182
    6,231       8,004       10,092
    7,793      10,275       13,320
    9,338      12,658       16,899
   11,109      15,400       21,112
   12,842      18,243       25,735
   14,516      21,169       30,791
   16,476      24,543       36,703
   18,333      27,988       43,157
   20,069      31,490       50,199
   21,645      35,017       57,867
   23,021      38,535       66,210
   25,639      54,855      120,517
   22,951      71,614      212,542
   12,899      88,823      365,469



This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Male Non-Smoker Preferred                          Prepared on 04/11/02


Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
1 . TP: $2,650.00 . GPT                                   Version 04.2002


Initial Modal Premium: $2,650.00 . Premium Mode: Annual . Riders: None
                                                          Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY





Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.



                             Guaranteed Death Proceeds               Guaranteed Fund Value
                       ------------------------------------- -------------------------------------
                            Annual Investment Return of           Annual Investment Return of
               Premium
Policy Premium Accum'd   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay   @ 5%   (Net -0.94%) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%)
   1    2,650    2,783   201,813      201,940     202,067        1,813       1,940        2,067
   2    2,650    5,704   203,128      203,480     203,849        3,128       3,480        3,849
   3    2,650    8,772   204,354      205,020     205,746        4,354       5,020        5,746
   4    2,650   11,993   205,518      206,582     207,795        5,518       6,582        7,795
   5    2,650   15,375   206,595      208,145     209,986        6,595       8,145        9,986
   6    2,650   18,926   207,564      209,683     212,310        7,564       9,683       12,310
   7    2,650   22,655   208,425      211,195     214,781        8,425      11,195       14,781
   8    2,650   26,570   209,180      212,679     217,415        9,180      12,679       17,415
   9    2,650   30,681   209,782      214,087     220,179        9,782      14,087       20,179
  10    2,650   34,998   210,259      215,438     223,111       10,259      15,438       23,111
  11    2,650   39,530   210,928      217,060     226,572       10,928      17,060       26,572
  12    2,650   44,289   211,421      218,586     230,226       11,421      18,586       30,226
  13    2,650   49,286   211,743      220,012     234,093       11,743      20,012       34,093
  14    2,650   54,533   211,846      221,284     238,145       11,846      21,284       38,145
  15    2,650   60,042   211,735      222,396     242,403       11,735      22,396       42,403
  20    2,650   92,006   206,806      223,905     266,137        6,806      23,905       66,137
  25    2,650  132,801    LAPSED      213,365     291,270       LAPSED      13,365       91,270
  30    2,650  184,866    LAPSED       LAPSED     309,057       LAPSED      LAPSED      109,057


        Guaranteed Cash Value
-------------------------------------
     Annual Investment Return of

  Gross 0%    Gross 6%    Gross 12%
(Net -0.94%) (Net 5.06%) (Net 11.06%)
        0           0            0
    1,008       1,360        1,729
    2,234       2,900        3,626
    3,398       4,462        5,675
    4,475       6,025        7,866
    5,444       7,563       10,190
    6,305       9,075       12,661
    7,325      10,824       15,560
    8,192      12,497       18,589
    8,934      14,113       21,786
    9,868      16,000       25,512
   10,626      17,791       29,431
   11,213      19,482       33,563
   11,581      21,019       37,880
   11,735      22,396       42,403
    6,806      23,905       66,137
   LAPSED      13,365       91,270
   LAPSED      LAPSED      109,057



This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Male Non-Smoker Preferred                      Prepared on 04/10/02


Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
2 . TP: $2,650.00 . GPT                               Version 04.2002


Initial Modal Premium: $2,650.00 . Premium Mode: Annual . Riders: None
                                                      Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY





Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.



                              Current Death Proceeds                  Current Fund Value
                       ------------------------------------- -------------------------------------
                            Annual Investment Return of           Annual Investment Return of
               Premium
Policy Premium Accum'd   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay   @ 5%   (Net -0.94%) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%)
   1    2,650    2,783   201,813      201,940     202,067        1,813       1,940        2,067
   2    2,650    5,704   203,531      203,897     204,279        3,531       3,897        4,279
   3    2,650    8,772   205,157      205,873     206,651        5,157       5,873        6,651
   4    2,650   11,993   206,737      207,917     209,251        6,737       7,917        9,251
   5    2,650   15,375   208,297      210,057     212,129        8,297      10,057       12,129
   6    2,650   18,926   209,837      212,297     215,313        9,837      12,297       15,313
   7    2,650   22,655   211,358      214,642     218,838       11,358      14,642       18,838
   8    2,650   26,570   212,835      217,073     222,713       12,835      17,073       22,713
   9    2,650   30,681   214,269      219,594     226,977       14,269      19,594       26,977
  10    2,650   34,998   215,637      222,184     231,645       15,637      22,184       31,645
  11    2,650   39,530   217,281      225,200     237,128       17,281      25,200       37,128
  12    2,650   44,289   218,809      228,260     243,096       18,809      28,260       43,096
  13    2,650   49,286   220,199      231,342     249,574       20,199      31,342       49,574
  14    2,650   54,533   221,405      234,396     256,567       21,405      34,396       56,567
  15    2,650   60,042   222,381      237,373     264,079       22,381      37,373       64,079
  20    2,650   92,006   223,859      250,894     311,507       23,859      50,894      111,507
  25    2,650  132,801   219,338      261,072     382,386       19,338      61,072      182,386
  30    2,650  184,866   207,263      264,849     489,733        7,263      64,849      289,733


         Current Cash Value
-------------------------------------
     Annual Investment Return of

  Gross 0%    Gross 6%    Gross 12%
(Net -0.94%) (Net 5.06%) (Net 11.06%)
        0           0            0
    1,411       1,777        2,159
    3,037       3,753        4,531
    4,617       5,797        7,131
    6,177       7,937       10,009
    7,717      10,177       13,193
    9,238      12,522       16,718
   10,980      15,218       20,858
   12,679      18,004       25,387
   14,312      20,859       30,320
   16,221      24,140       36,068
   18,014      27,465       42,301
   19,669      30,812       49,044
   21,140      34,131       56,302
   22,381      37,373       64,079
   23,859      50,894      111,507
   19,338      61,072      182,386
    7,263      64,849      289,733



This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Male Non-Smoker Preferred                      Prepared on 04/10/02


Specified Amount:  $200,000 . Death Benefit Option: Specified Amount for Option
2 . TP: $2,650.00 . GPT                               Version 04.2002


Initial Modal Premium: $2,650.00 . Premium Mode: Annual . Riders: None
                                                      Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY




Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.



                            Guaranteed Death Proceeds              Guaranteed Fund Value
                       ------------------------------------ ------------------------------------
                           Annual Investment Return of          Annual Investment Return of
               Premium
Policy Premium Accum'd  Gross 0%    Gross 6%    Gross 12%    Gross 0%    Gross 6%    Gross 12%
 Year  Outlay   @ 5%   (Net-0.94%) (Net 5.06%) (Net 11.06%) (Net-0.94%) (Net 5.06%) (Net 11.06%)
   1    2,050    2,153   200,000     200,000     200,000       1,338       1,434        1,530
   2    2,050    4,413   200,000     200,000     200,000       2,191       2,453        2,728
   3    2,050    6,786   200,000     200,000     200,000       3,013       3,500        4,033
   4    2,050    9,278   200,000     200,000     200,000       3,781       4,552        5,433
   5    2,050   11,894   200,000     200,000     200,000       4,472       5,586        6,915
   6    2,050   14,641   200,000     200,000     200,000       5,111       6,625        8,514
   7    2,050   17,526   200,000     200,000     200,000       5,675       7,648       10,219
   8    2,050   20,554   200,000     200,000     200,000       6,166       8,653       12,043
   9    2,050   23,735   200,000     200,000     200,000       6,561       9,617       13,978
  10    2,050   27,074   200,000     200,000     200,000       6,884      10,562       16,062
  11    2,050   30,580   200,000     200,000     200,000       7,462      11,826       18,662
  12    2,050   34,262   200,000     200,000     200,000       7,945      13,066       21,469
  13    2,050   38,127   200,000     200,000     200,000       8,334      14,282       24,506
  14    2,050   42,186   200,000     200,000     200,000       8,630      15,474       27,805
  15    2,050   46,448   200,000     200,000     200,000       8,834      16,642       31,399
  20    2,050   71,174   200,000     200,000     200,000       7,536      21,131       54,388
  25    2,050  102,733    LAPSED     200,000     200,000      LAPSED      20,328       88,991
  30    2,050  143,010    LAPSED     200,000     200,000      LAPSED       7,348      145,493


       Guaranteed Cash Value
------------------------------------
    Annual Investment Return of

 Gross 0%    Gross 6%    Gross 12%
(Net-0.94%) (Net 5.06%) (Net 11.06%)
       0           0            0
     551         813        1,088
   1,373       1,860        2,393
   2,141       2,912        3,793
   2,832       3,946        5,275
   3,471       4,985        6,874
   4,035       6,008        8,579
   4,731       7,218       10,608
   5,331       8,387       12,748
   5,859       9,537       15,037
   6,642      11,006       17,842
   7,330      12,451       20,854
   7,924      13,872       24,096
   8,425      15,269       27,600
   8,834      16,642       31,399
   7,536      21,131       54,388
  LAPSED      20,328       88,991
  LAPSED       7,348      145,493



This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Female Non-Smoker Preferred                    Prepared on 04/10/02


Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
1 . TP: $2,050.00 . GPT                               Version 04.2002


Initial Model Premium: $2,050.00 . Premium Mode: Annual . Riders: None
                                                      Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY







Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.



                              Current Death Proceeds                  Current Fund Value
                       ------------------------------------- -------------------------------------
                            Annual Investment Return of           Annual Investment Return of
               Premium
Policy Premium Accum'd   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay   @ 5%   (Net -0.94%) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%)
   1    2,050    2,153   200,000      200,000     200,000        1,338       1,434        1,530
   2    2,050    4,413   200,000      200,000     200,000        2,613       2,888        3,176
   3    2,050    6,786   200,000      200,000     200,000        3,850       4,389        4,975
   4    2,050    9,278   200,000      200,000     200,000        5,073       5,962        6,968
   5    2,050   11,894   200,000      200,000     200,000        6,258       7,588        9,153
   6    2,050   14,641   200,000      200,000     200,000        7,430       9,292       11,575
   7    2,050   17,526   200,000      200,000     200,000        8,566      11,055       14,235
   8    2,050   20,554   200,000      200,000     200,000        9,667      12,882       17,160
   9    2,050   23,735   200,000      200,000     200,000       10,710      14,752       20,358
  10    2,050   27,074   200,000      200,000     200,000       11,697      16,668       23,859
  11    2,050   30,580   200,000      200,000     200,000       12,999      19,016       28,093
  12    2,050   34,262   200,000      200,000     200,000       14,243      21,437       32,747
  13    2,050   38,127   200,000      200,000     200,000       15,408      23,912       37,848
  14    2,050   42,186   200,000      200,000     200,000       16,388      26,341       43,350
  15    2,050   46,448   200,000      200,000     200,000       17,185      28,725       49,307
  20    2,050   71,174   200,000      200,000     200,000       19,741      41,289       89,557
  25    2,050  102,733   200,000      200,000     200,000       19,730      55,179      157,043
  30    2,050  143,010   200,000      200,000     290,680       15,228      69,613      271,663


         Current Cash Value
-------------------------------------
     Annual Investment Return of

  Gross 0%    Gross 6%    Gross 12%
(Net -0.94%) (Net 5.06%) (Net 11.06%)
        0           0            0
      973       1,248        1,536
    2,210       2,749        3,335
    3,433       4,322        5,328
    4,618       5,948        7,513
    5,790       7,652        9,935
    6,926       9,415       12,595
    8,232      11,447       15,725
    9,480      13,522       19,128
   10,672      15,643       22,834
   12,179      18,196       27,273
   13,628      20,822       32,132
   14,998      23,502       37,438
   16,183      26,136       43,145
   17,185      28,725       49,307
   19,741      41,289       89,557
   19,730      55,179      157,043
   15,228      69,613      271,663



This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Female Non-Smoker Preferred                    Prepared on 04/10/02


Specified Amount:  $200,000 . Death Benefit Option: Specified Amount for Option
1 . TP: $2,050.00 . GPT                               Version 04.2002


Initial Modal Premium: $2,050.00 . Premium Mode: Annual . Riders: None
                                                      Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY

Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.




                             Guaranteed Death Proceeds               Guaranteed Fund Value
                       ------------------------------------- -------------------------------------
                            Annual Investment Return of           Annual Investment Return of
               Premium
Policy Premium Accum'd   Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay   @ 5%   (Net -0.94%) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%)
   1    2,050    2,153   201,336      201,432     201,529        1,336       1,432        1,529
   2    2,050    4,413   202,181      202,442     202,715        2,181       2,442        2,715
   3    2,050    6,786   202,990      203,474     204,003        2,990       3,474        4,003
   4    2,050    9,278   203,742      204,505     205,377        3,742       4,505        5,377
   5    2,050   11,894   204,413      205,512     206,823        4,413       5,512        6,823
   6    2,050   14,641   205,028      206,516     208,372        5,028       6,516        8,372
   7    2,050   17,526   205,563      207,495     210,011        5,563       7,495       10,011
   8    2,050   20,554   206,021      208,445     211,749        6,021       8,445       11,749
   9    2,050   23,735   206,378      209,343     213,571        6,378       9,343       13,571
  10    2,050   27,074   206,659      210,209     215,512        6,659      10,209       15,512
  11    2,050   30,580   207,188      211,377     217,932        7,188      11,377       17,932
  12    2,050   34,262   207,615      212,502     220,509        7,615      12,502       20,509
  13    2,050   38,127   207,942      213,581     223,260        7,942      13,581       23,260
  14    2,050   42,186   208,169      214,614     226,204        8,169      14,614       26,204
  15    2,050   46,448   208,299      215,597     229,360        8,299      15,597       29,360
  20    2,050   71,174   206,538      218,607     248,058        6,538      18,607       48,058
  25    2,050  102,733    LAPSED      214,989     270,587       LAPSED      14,989       70,587
  30    2,050  143,010    LAPSED       LAPSED     293,884       LAPSED      LAPSED       93,884


        Guaranteed Cash Value
--------------------------------------
     Annual Investment Return of

  Gross 0%    Gross 6%     Gross 12%
(Net -0.94%) (Net 5.06%) (Net 11.806%)
        0           0            0
      541         802        1,075
    1,350       1,834        2,363
    2,102       2,865        3,737
    2,773       3,872        5,183
    3,388       4,876        6,732
    3,923       5,855        8,371
    4,586       7,010       10,314
    5,148       8,113       12,341
    5,634       9,184       14,487
    6,368      10,557       17,112
    7,000      11,887       19,894
    7,532      13,171       22,850
    7,964      14,409       25,999
    8,299      15,597       29,360
    6,538      18,607       48,058
   LAPSED      14,989       70,587
   LAPSED      LAPSED       93,884





This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Female Non-Smoker Preferred                    Prepared on 04/10/02


Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
2 . TP: $2,050.00 . GPT                               Version 04.2002

Initial Modal Premium: $2,050.00 . Premium Mode: Annual . Riders: None
                                                      Form # B2-98

                          LIFE INSURANCE ILLUSTRATION

                         MONY Variable Universal Life
               FLEXIBLE PREMIUM VARIABLE LIFE TO MATURITY POLICY





Numeric Summary The following table shows how differences in investment returns and policy charges would affect policy death proceeds, fund value, and cash value.



                              Current Death Proceeds                 Current Fund Value
                       ------------------------------------ -------------------------------------
                           Annual Investment Return of           Annual Investment Return of
               Premium
Policy Premium Accum'd  Gross 0%    Gross 6%    Gross 12%     Gross 0%    Gross 6%    Gross 12%
 Year  Outlay   @ 5%   (Net -0.94) (Net 5.06%) (Net 11.06%) (Net -0.94%) (Net 5.06%) (Net 11.06%)
   1    2,050    2,153   201,336     201,432     201,529        1,336       1,432        1,529
   2    2,050    4,413   202,608     202,883     203,170        2,608       2,883        3,170
   3    2,050    6,786   203,840     204,377     204,961        3,840       4,377        4,961
   4    2,050    9,278   205,055     205,941     206,943        5,055       5,941        6,943
   5    2,050   11,894   206,232     207,554     209,112        6,232       7,554        9,112
   6    2,050   14,641   207,393     209,243     211,512        7,393       9,243       11,512
   7    2,050   17,526   208,515     210,987     214,143        8,515      10,987       14,143
   8    2,050   20,554   209,600     212,788     217,029        9,600      12,788       17,029
   9    2,050   23,735   210,623     214,624     220,173       10,623      14,624       20,173
  10    2,050   27,074   211,585     216,498     223,602       11,585      16,498       23,602
  11    2,050   30,580   212,858     218,794     227,744       12,858      18,794       27,744
  12    2,050   34,262   214,067     221,150     232,278       14,067      21,150       32,278
  13    2,050   38,127   215,190     223,542     237,220       15,190      23,542       37,220
  14    2,050   42,186   216,108     225,851     242,487       16,108      25,851       42,487
  15    2,050   46,448   216,824     228,073     248,115       16,824      28,073       48,115
  20    2,050   71,174   218,800     239,202     284,820       18,800      39,202       84,820
  25    2,050  102,733   217,917     250,044     342,132       17,917      50,044      142,132
  30    2,050  143,010   212,235     258,140     430,987       12,235      58,140      230,987


         Current Cash Value
-------------------------------------
     Annual Investment Return of

  Gross 0%    Gross 6%    Gross 12%
(Net -0.94%) (Net 5.06%) (Net 11.06%)
        0           0            0
      968       1,243        1,530
    2,200       2,737        3,321
    3,415       4,301        5,303
    4,592       5,914        7,472
    5,753       7,603        9,872
    6,875       9,347       12,503
    8,165      11,353       15,594
    9,393      13,394       18,943
   10,560      15,473       22,577
   12,038      17,974       26,924
   13,452      20,535       31,663
   14,780      23,132       36,810
   15,903      25,646       42,282
   16,824      28,073       48,115
   18,800      39,202       84,820
   17,917      50,044      142,132
   12,235      58,140      230,987



This is an illustration, not a policy.



The maximum loan value is equal to 90% of the Cash Value. Loan interest at an annual rate of 5.25% will be charged in arrears on new or outstanding loans during the first 10 policy years. In policy years 11 and later, interest will be charged at the annual rate of 4.75% in arrears. These loan interest rates are guaranteed in the policy.



Borrowed funds are credited at 4.50% interest. Premiums are assumed to be paid at the beginning of the year or month. All other values and ages are at the end of the year and reflect any loans and surrenders. The current cost of insurance rates are not guaranteed and subject to change.



The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by policyowners, and the different investment rates of return for The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc. portfolios. The Cash Value, Fund Value and Death Proceeds for a policy would be different from those shown if the actual rates of investment return applicable to the policy averaged 0.00%, 6.00%, or 12.00% over a period of years, but also fluctuated above or below those averages for individual policy years. No representations can be made by MONY Life Insurance Company of America, The Alger American Fund, Enterprise Accumulation Trust, INVESCO Variable Investment Funds, Inc., Janus Aspen Series, Lord Abbett Series Fund, MFS(R) Variable Insurance Trust(SM), MONY Series Fund, Inc., PBHG Insurance Series Fund, PIMCO Variable Insurance Trust, or The Universal Institutional Funds, Inc., that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.



Age 45 Female Non-Smoker Preferred                        Prepared on 04/10/02


Specified Amount: $200,000 . Death Benefit Option: Specified Amount for Option
2 . TP: $2,050.00 . GPT                                   Version 04.2002


Initial Modal Premium: $2,050.00 . Premium Mode: Annual . Riders: None  Form #
                                                          B2-98

The complete registration statement and other filed documents for MONY America Variable Account L can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may get information on the operation of the public reference room by calling the Securities and Exchange Commission at 1-800-SEC-0330. The registration statement and other filed documents for MONY America Variable Account L are available on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You may get copies of this information by paying a duplicating fee, and writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

                                    PART II

                          UNDERTAKING TO FILE REPORTS

   Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and Reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that Section.

Rule 484 Undertaking

   The By-Laws of MONY Life Insurance Company of America ("MONY America") provide, in Article VI as follows:

      SECTION 1. The Corporation shall indemnify any existing or former director, officer, employee or agent of the Corporation against all expenses incurred by them and each of them which may arise or be incurred, rendered or levied in any legal action brought or threatened against any of them for or on account of any action or omission alleged to have been committed while acting within the scope of employment as director, officer, employee or agent of the Corporation, whether or not any action is or has been filed against them and whether or not any settlement or compromise is approved by a court, all subject and pursuant to the provisions of the Articles of Incorporation of this Corporation.

      SECTION 2. The indemnification provided in this By-Law shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under By-Law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Representations Relating to Section 26 of the Investment Company Act of 1940

   Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

Contents of Registration Statement

   This Registration Statement comprises the following papers and documents:

      The Facing Sheet.



      Prospectus.

      The Undertaking to file reports.

      The signatures.

      Written consents of the following persons:




          a. Consent of PricewaterhouseCoopers LLP



          b. Actuarial Opinion of Pamela Duffy


      The following exhibits:

          1. The following exhibits correspond to those required by paragraph A of the instructions as exhibits to Form N-8B2:

             (1) Resolution of the Board of Directors of MONY America authorizing establishment of MONY America Variable Account L, filed as Exhibit 1 to Registration Statement on Form S-6, dated February 21, 1985 (Registration Nos. 2-95900 and 811-4235), is incorporated herein by reference.

             (2) Not applicable.

             (3) (a) Underwriting Agreement between MONY Life Insurance Company of America, MONY Series Fund, Inc., and MONY Securities Corp., filed as Exhibit 3(a) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated January 6, 1995 (Registration Nos. 33-82570 and 811-4235), is incorporated by referenced herein.

             (b) Proposed specimen agreement between MONY Securities Corp. and registered representatives, filed as Exhibit 3(b) of Pre-Effective Amendment No. 1, dated December 17, 1990, to Registration Statement on Form N-4 (Registration Nos. 33-37722 and 811-6126) is incorporated herein by reference.

             (c) Specimen commission schedule (Career Contract Schedule) filed as Exhibit 1. (3)(c) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated December 7, 2001 (Registration Nos. 333-72596 and 811-4235), is incorporated herein by reference.

             (4) Not applicable.

             (5) Specimen form of policy filed as Exhibit 1. (5) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated December 7, 2001 (Registration Nos. 333-72596 and 811-4235), is incorporated herein by reference.

             (6) Articles of Incorporation and By-Laws of MONY America filed as Exhibits 6(a) and 6(b), respectively, to Registration Statement Registration No. 33-13183) dated April 6, 1987, is incorporated herein by reference.

             (7) Not applicable.

             (8)

             (a) Investment Advisory Agreement between MONY Life Insurance Company of America and MONY Series Fund, Inc. filed as Exhibit 5(i) to Post-Effective amendment No. 14 to Registration Statement (Registration Nos. 2-95501 and 811-4209) dated February 27, 1998, is incorporated herein by reference.

             (b) Services Agreement between The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America filed as
          Exhibit 5(ii) to Pre-Effective Amendment to Registration Statement (Registration Nos. 2-95501 and 811-4209) dated July 19, 1985, is incorporated herein by reference.

             (c) Fund Participation Agreement among Enterprise Accumulation Trust, MONY Life Insurance Company of America and MONY Life Insurance Company, filed as Exhibit 8(a) to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 dated April 18, 2001 (Registration Nos. 333-72259 and 811-6216), is incorporated herein by reference.

             (d) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Retirement System Investors Inc., as sub-adviser, filed as Exhibit
          (d)(iii) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

             (e) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and 1740 Advisers, Inc., as sub-adviser, filed as Exhibit (d)(v) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

             (f) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Marsico Capital Management, LLC, as sub-adviser, filed as Exhibit
          (d)(vi) to Post- Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

             (g) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Montag & Caldwell, Inc., as sub-adviser, filed as Exhibit (d)(ii) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

             (h) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and TCW Investment Management Company, as sub-adviser, filed as Exhibit
          (d)(iv) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

             (i) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and William D. Witter, Inc., as sub-adviser, filed as Exhibit (d)(vii) to Post-Effective Amendment No. #17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

             (j) Investment Advisory Agreement between Enterprise Capital Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and GAMCO Investors, Inc., as sub-adviser, filed as Exhibit (d)(viii) to Post-Effective Amendment No. #17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

             (k) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Vontobel USA Inc., as sub-adviser, filed as Exhibit (d)(ix) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 2000.

             (l) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Caywood-Scholl Capital Management, as sub-adviser, filed as Exhibit
          (d)(xi) to Post- Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

             (m) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and OpCap Advisors, as sub-adviser, filed as Exhibit (d)(xv) to Post-Effective

          Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

             (n) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Sanford C. Bernstein & Co., Inc., as sub-adviser, filed as Exhibit
          (d)(xvi) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.

             (o) Investment Advisory Agreement between Enterprise Capital Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Fred Alger Management, Inc., as sub-adviser, filed as Exhibit
          (d)(xiii) to Post-Effective Amendment No. 18 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 28, 1999.

             (9) Not applicable.

             (10) Specimen application form for Flexible Premium Variable Universal Life Insurance Policy is filed herein as Exhibit 1.(10) to Pre-Effective Amendment No. 1 to Registration Statement on Form S-6, dated December 7, 2001 (Registration Nos. 333-72596 and 811-4235), is incorporated herein by reference.

             (11) Code of Ethics for Operation of MONY Life Insurance Company and its Subsidiaries, filed as Exhibit (11) to Post-Effective Amendment No. 12 to Registration Statement on Form S-6, dated February 27, 2001 (Registration Nos. 33-82570 and 811-4235) is incorporated herein by reference.

          2. Opinion and consent of Arthur D. Woods, Vice President-Variable Products and Broker-Dealer Operations Counsel, MONY Life Insurance Company, as to legality of the securities being registered filed as
       Exhibit 2 on November 1, 2001 to Registration Statement (Registration Nos. 333-72596 and 811-4235) is incorporated herein by reference.

          3. Not applicable.

          4. Not applicable.


          5. Consent of PricewaterhouseCoopers LLP as to financial statements of MONY Life Insurance Company of America is filed herewith.



          6. Opinion and consent of Pamela Duffy, Vice President, Product Development, MONY Life Insurance Company, as to actuarial matters is filed herewith.

                                  SIGNATURES





   Pursuant to the requirements of the Securities Act of 1933, the Registrant, MONY America Variable Account L, has duly caused Post-Effective Amendment No. 2 to this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and the State of New York, on this 30th day of April, 2002. Registrant hereby certifies that the requirements of Rule 485(b) have been met.



                                          MONY AMERICA VARIABLE ACCOUNT L OF


                                          MONY LIFE INSURANCE COMPANY OF AMERICA







                                          By:                *
                                             --------------------------------


                                                  Michael I. Roth, Director,
                                                        Chairman of


                                                the Board, and Chief Executive
                                                          Officer



   Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 2 to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.




          Signature                               Title                       Date
          ---------                               -----                       ----

              *                      Director, Chairman of the Board     April 30, 2002
    --------------------------         and Chief Executive Officer
       Michael I. Roth

              *                      Director, President, and Chief      April 30, 2002
    --------------------------         Operating Officer
       Samuel J. Foti

              *                      Director and Executive Vice         April 30, 2002
    --------------------------         President
      Kenneth M. Levine

              *                      Director, Vice President and        April 30, 2002
    --------------------------         Controller
      Richard Daddario

              *                      Director, Vice President and        April 30, 2002
    --------------------------         Actuary
      Michael Slipowitz

              *                      Director, Vice President & Chief    April 30, 2002
    --------------------------         Compliance Officer
    Frederick C. Tedeschi

              *                      Director and Vice President         April 30, 2002
    --------------------------
      Margaret G. Gale

              *                      Director and Vice President         April 30, 2002
    --------------------------
      Steven G. Orluck

              *                      Director and Vice President         April 30, 2002
    --------------------------
       Evelyn L. Peos

              *                      Director                            April 30, 2002
    --------------------------
     Richard E. Connors

    /s/  DAVID S. WALDMAN            Secretary                           April 30, 2002
    --------------------------
      David S. Waldman


    *By: /s/  DAVID S. WALDMAN                                           April 30, 2002
        ----------------------
      David S. Waldman,
      Attorney-in-Fact



   David S. Waldman as Attorney-in-Fact for Michael I. Roth, Samuel J. Foti, Kenneth M. Levine, Richard Daddario, Michael Slipowitz, Frederick C. Tedeschi, Margaret G. Gale, Steven G. Orluck, Evelyn L. Peos, and Richard E. Connors

                                 EXHIBIT INDEX


Exhibit No.                            Description
-----------                            -----------

     5.       Consent of PricewaterhouseCoopers LLP, Independent Accountants

     6.       Opinion and Consent of Pamela Duffy as to actuarial matters.